UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2022

Date of reporting period: January 1, 2022 through December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Explanatory Note
:
This Form N-CSR/A for Nationwide Variable Insurance Trust (the “Registrant”) is being filed to: (i) correct the 15(c) Board Approval disclosure contained in the Registrant’s shareholder report. Other than the aforementioned amendment, no other information or disclosures contained in the Registrant’s Form N-CSR filed on February 24, 2023 (Accession No.
0001839673-23-000006) are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
§
270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 42
Statements of Investments 45
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Statements of Cash Flows 82
Financial Highlights 83
Notes to Financial Statements 92
Report of Independent Registered Public Accounting Firm 116
Supplemental Information 117
Management Information 121
Market Index Definitions 124

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Aggressive Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Aggressive Fund Class II returned -18.89%
versus -15.93% for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, Allocation--85%+ Equity (consisting of 57 investments as of December 31, 2022), was
-17.85% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Emerging Markets Fund, Nationwide Multi-Cap Portfolio, and
the underlying NVIT International Index Fund which registered -24.60%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 13 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx $ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx $ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Aggressive Fund - December 31, 2022 - Fund Commentary - 5
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.5%
Fixed Income Funds 8.9%
Money Market Fund 0.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 54.7%
NVIT International Index Fund, Class Y 17.3%
NVIT Mid Cap Index Fund, Class Y 9.3%
NVIT Emerging Markets Fund, Class Y 7.2%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 3.9%
NVIT Bond Index Fund, Class Y 3.7%
iShares 7-10 Year Treasury Bond ETF 1.1%
NVIT Small Cap Index Fund, Class Y 0.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.7%
iShares Core MSCI Emerging Markets ETF 0.5%
Other Holdings 0.8%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (18.89)% 3.57% 7.41% 12/12/2001
Class P (18.77)% 3.74% 7.57% 4/30/2012
Morningstar
®
Aggressive
Target Risk Index (15.93)% 5.25% 8.38%
Expense Ratios
Expense
Ratio
^
Class II 0.91%
Class P 0.76%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Aggressive Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Aggressive Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Moderately Aggressive Fund Class II returned
-18.28% versus -15.48% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--70% to 85% Equity (consisting of 142 investments as of
December 31, 2022), was -16.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 13 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 9
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 80.8%
Fixed Income Funds 18.1%
Money Market Fund 1.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.8%
NVIT International Index Fund, Class Y 15.7%
NVIT Bond Index Fund, Class Y 11.4%
NVIT Mid Cap Index Fund, Class Y 6.1%
NVIT Emerging Markets Fund, Class Y 5.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.9%
iShares 7-10 Year Treasury Bond ETF 1.6%
iShares Core S&P Small-Cap ETF 1.3%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 1.2%
iShares Core MSCI Emerging Markets ETF 1.0%
Other Holdings 0.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (18.28)% 3.23% 6.59% 12/12/2001
Class P (18.23)% 3.39% 6.74% 4/30/2012
Morningstar
®
Moderately
Aggressive Target Risk
Index (15.48)% 4.64% 7.31%
Expense Ratios
Expense
Ratio
^
Class II 0.87%
Class P 0.72%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund
versus performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderate Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Moderate Fund Class II returned -16.55% versus
-14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was
-15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 14 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Moderate Fund - December 31, 2022 - Fund Commentary - 13
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 60.8%
Fixed Income Funds 34.1%
Money Market Fund 5.1%
Repurchase Agreements 1.7%
Liabilities in excess of other assets (1.7)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.1%
NVIT Bond Index Fund, Class Y 19.3%
NVIT International Index Fund, Class Y 12.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.0%
NVIT Emerging Markets Fund, Class Y 4.7%
iShares 7-10 Year Treasury Bond ETF 2.9%
NVIT Mid Cap Index Fund, Class Y 1.9%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Other Holdings
#
4.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

14 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderate Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.55)% 2.44% 5.25% 12/12/2001
Class P (16.49)% 2.57% 5.40% 4/30/2012
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Moderate Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Conservative Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Moderately Conservative Fund Class II returned
-14.39% versus -13.85% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of
December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying Nationwide BNY Mellon Core Plus Bond ESG Fund which registered -13.23%, -20.75%, and -13.16% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 16 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 17
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 50.9%
Equity Funds 40.2%
Money Market Fund 8.9%
Repurchase Agreements 4.5%
Liabilities in excess of other assets (4.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 25.1%
NVIT Bond Index Fund, Class Y 24.6%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.5%
NVIT International Index Fund, Class Y 7.5%
NVIT Short Term Bond Fund, Class Y 5.2%
iShares 7-10 Year Treasury Bond ETF 3.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
iShares U.S. Treasury Bond ETF 1.9%
iShares Core MSCI Emerging Markets ETF 1.7%
Other Holdings
#
10.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.39)% 1.61% 3.76% 12/12/2001
Class P (14.34)% 1.75% 3.91% 4/30/2012
Morningstar
®
Moderately
Conservative Target Risk
Index (13.85)% 2.79% 4.31%
Expense Ratios
Expense
Ratio
^
Class II 0.84%
Class P 0.69%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund
versus performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/22.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Conservative Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Conservative Fund Class II returned -12.19%
versus -13.15% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, Allocation--15% to 30% Equity (consisting of 56 investments as of December 31,
2022), was -13.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying Nationwide BNY Mellon Core Plus Bond ESG Fund which registered -13.23%, -20.75%, and -13.16% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 16 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying NVIT Mid Cap Index Fund returned 2.15%, 1.51%, and -13.27%
respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and NVIT Mid Cap Index Fund, but no longer owns the Nationwide Fixed
Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Conservative Fund - December 31, 2022 - Fund Commentary - 21
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 66.6%
Equity Funds 19.8%
Money Market Fund 13.6%
Repurchase Agreement 1.1%
Liabilities in excess of other assets (1.1)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 30.3%
Nationwide Multi-Cap Portfolio, Class R6 13.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 13.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 10.9%
NVIT Short Term Bond Fund, Class Y 8.9%
iShares 7-10 Year Treasury Bond ETF 5.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.0%
NVIT International Index Fund, Class Y 3.7%
iShares U.S. Treasury Bond ETF 2.8%
iShares 20+ Year Treasury Bond ETF 1.9%
Other Holdings
#
3.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (12.19)% 0.70% 2.22% 12/12/2001
Class P (12.04)% 0.86% 2.38% 4/30/2012
Morningstar
®
Conservative
Target Risk Index (13.15)% 1.38% 2.38%
Expense Ratios
Expense
Ratio
^
Class II 0.83%
Class P 0.68%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Conservative Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Balanced Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Balanced Fund Class II returned -14.99% versus
-14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of December 31, 2022), was
-14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 15 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx $ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Balanced Fund - December 31, 2022 - Fund Commentary - 25
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 50.8%
Fixed Income Funds 41.3%
Money Market Fund 8.0%
Repurchase Agreements 1.7%
Liabilities in excess of other assets (1.8)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 32.9%
NVIT Bond Index Fund, Class Y 23.3%
NVIT International Index Fund, Class Y 9.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.9%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.8%
NVIT Short Term Bond Fund, Class Y 3.8%
NVIT Emerging Markets Fund, Class Y 3.6%
iShares 7-10 Year Treasury Bond ETF 3.2%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares U.S. Treasury Bond ETF 1.5%
Other Holdings
#
4.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

26 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Balanced Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.99)% 2.01% 4.45% 3/24/2009
Class P (14.84)% 2.19% 4.61% 4/30/2012
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Expense
Ratio
^
Class II 0.84%
Class P 0.69%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Balanced Fund - December 31, 2022 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Capital Appreciation Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Capital Appreciation Fund Class II returned
-17.57% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31,
2022), was -15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 14 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 29
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 70.8%
Fixed Income Funds 26.8%
Money Market Fund 2.4%
Repurchase Agreements 1.4%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 46.2%
NVIT Bond Index Fund, Class Y 15.7%
NVIT International Index Fund, Class Y 14.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.9%
NVIT Emerging Markets Fund, Class Y 4.6%
NVIT Mid Cap Index Fund, Class Y 2.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 2.4%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 20+ Year Treasury Bond ETF 1.8%
iShares 7-10 Year Treasury Bond ETF 1.6%
Other Holdings
#
4.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

30 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Capital Appreciation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (17.57)% 2.97% 6.00% 3/24/2009
Class P (17.50)% 3.12% 6.16% 4/30/2012
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund
versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Managed Growth & Income Fund Class II
returned -14.17% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison,
the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of
December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund seeks a high level of total return through investment in both equity and fixed income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Investor
Destinations Balanced Fund, underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index,
S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity Indexes. The volatility sleeve can increase the Fund’s equity exposure to 65% or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchange-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund, which registered -13.23%, -20.75%, and -14.14%, respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve (“Fed”) raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s fifteen underlying investments held during the reporting period posted negative returns. The underlying
Nationwide Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond
ETF returned 2.15%, 1.51%, and -18.01%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide Fixed Contract.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increased volatility was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange, FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility and was a contributor to performance during the reporting period.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance, and the Fund did not hold derivatives.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 33
Each of the following manages a portion (“sleeve”) of the Fund’s asset:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 49.2%
Fixed Income Funds 38.1%
Money Market Fund 7.4%
Repurchase Agreements 0.9%
Futures Contracts 0.3%
Other assets in excess of liabilities 4.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 33.0%
NVIT Bond Index Fund, Class Y 22.8%
NVIT International Index Fund, Class Y 11.4%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.7%
NVIT Short Term Bond Fund, Class Y 3.8%
NVIT Emerging Markets Fund, Class Y 3.6%
iShares 7-10 Year Treasury Bond ETF 3.2%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares U.S. Treasury Bond ETF 1.5%
Other Holdings
#
3.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 35
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.87)% 0.85% 2.60% 4/30/2014
Class II (14.17)% 0.58% 2.88% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.62% 0.57%
Class II 0.87% 0.82%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

36 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income
Fund from inception through 12/31/22 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Fund Commentary - 37
For the annual period ended December 31, 2022, the NVIT Investor Destinations Managed Growth Fund Class II returned -15.16%
versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was
-15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Investor Destinations Moderate
Fund, underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a
“volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P Midcap
400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to
0% as determined by the quantitative process that controls the overlay.
The Fund’s return for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchanged-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This increased volatility was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund, which registered -13.23%, -20.75%, and -14.14%, respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve (“Fed”) raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s fourteen underlying investments held during the reporting period posted negative returns. The underlying
Nationwide Fixed Contract, Fidelity Money Market Fund, and the iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
Through the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index futures contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index, as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with the prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increased volatility was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange FTX and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility and was a contributor to performance during the reporting period.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Maximum Diversification US Equity, and Nationwide Risk-
Based International Equity ETF were removed from the Fund.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.

38 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth Fund
During the period, there were no liquidity events that materially impacted performance.
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its
Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Fund Commentary - 39
Asset Allocation
1
Equity Funds 57.5%
Fixed Income Funds 31.0%
Money Market Fund 4.6%
Repurchase Agreement 1.7%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.1%
NVIT Bond Index Fund, Class Y 18.8%
NVIT International Index Fund, Class Y 13.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.6%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 4.8%
NVIT Emerging Markets Fund, Class Y 4.5%
iShares 7-10 Year Treasury Bond ETF 2.8%
NVIT Mid Cap Index Fund, Class Y 1.9%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Other Holdings
#
4.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

40 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.96)% 2.07% 3.62% 4/30/2014
Class II (15.16)% 1.81% 3.85% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.63% 0.60%
Class II 0.88% 0.85%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Fund Commentary - 41
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund from inception through 12/31/22 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

42 - Shareholder Expense Example - December 31, 2022 (Unaudited) - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,022.40 2.96 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 1,023.70 2.19 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Moderately Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,016.30 2.90 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,017.30 2.14 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42

Investor Destinations Funds - December 31, 2022 (Unaudited) - Shareholder Expense Example - 43
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,006.00 2.88 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,006.00 2.12 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Moderately Conservative Fund
Class II Shares
Actual
(c)
1,000.00 996.10 2.92 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 995.90 2.16 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 985.40 2.90 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 986.50 2.15 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,002.10 2.88 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,003.00 2.12 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Capital Appreciation Fund
Class II Shares
Actual
(c)
1,000.00 1,009.70 2.89 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,010.30 2.13 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 983.40 1.50 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 982.30 2.75 0.55
Hypothetical
(c)(d)
1,000.00 1,022.43 2.80 0.55

44 - Shareholder Expense Example - December 31, 2022 (Unaudited) - Investor Destinations Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 970.20 1.54 0.31
Hypothetical
(c)(d)
1,000.00 1,023.64 1.58 0.31
Class II Shares
Actual
(c)
1,000.00 969.20 2.78 0.56
Hypothetical
(c)(d)
1,000.00 1,022.38 2.85 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Investor Destinations Aggressive Fund - December 31, 2022 - Statement of Investments - 45
Investment Companies 97 .0%
Shares Value ($)
Equity Funds 89.4%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 16,259,793 175,768,361
NVIT Emerging Markets Fund,
Class Y(a) 2,262,958 23,150,060
NVIT International Index Fund,
Class Y(a) 6,026,730 55,686,981
NVIT Mid Cap Index Fund, Class
Y(a) 1,713,857 29,821,119
NVIT Small Cap Index Fund,
Class Y(a) 376,419 2,653,754
Total Equity Funds
(cost $341,134,808) 287,080,275
Fixed Income Funds 7.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,431,640 12,584,115
NVIT Bond Index Fund, Class
Y(a) 1,326,678 11,926,836
Total Fixed Income Funds
(cost $28,267,307) 24,510,951
Total Investment Companies
(cost $369,402,115) 311,591,226
Exchange Traded Funds 2 .4%
Equity Funds 1.1%
iShares Core MSCI Emerging
Markets ETF 35,390 1,652,713
iShares Core S&P Small-Cap
ETF(b) 17,127 1,620,899
Total Equity Funds
(cost $3,737,240) 3,273,612
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.3%
iShares 7-10 Year Treasury
Bond ETF 37,807 3,621,154
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 590 62,204
iShares U.S. Treasury Bond ETF 23,685 538,123
Total Fixed Income Funds
(cost $4,982,261) 4,221,481
Total Exchange Traded Funds
(cost $8,719,501) 7,495,093
Short-Term Investment 0 .7%
Money Market Fund 0 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 2,395,440 2,395,440
Total Short-Term Investment
(cost $2,395,440)
2,395,440
Total Investments
(cost $380,517,056) — 100.1% 321,481,759
Liabilities in excess of other assets — (0.1)% (193,408)
NET ASSETS — 100.0% $ 321,288,351
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
December 31, 2022. The total value of securities on loan
as of December 31, 2022 was $1,060,740, which was
collateralized by $1,088,714 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from  5/31/2023
– 8/15/2051.
(c) Represents 7-day effective yield as of December 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 78.5%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 43,063,273 465,513,984
NVIT Emerging Markets Fund,
Class Y(a) 5,070,309 51,869,257
NVIT International Index Fund,
Class Y(a) 15,610,841 144,244,170
NVIT Mid Cap Index Fund, Class
Y(a) 3,204,977 55,766,593
NVIT Small Cap Index Fund,
Class Y(a) 179,444 1,265,079
Total Equity Funds
(cost $848,057,534) 718,659,083
Fixed Income Funds 16.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,058,064 44,460,383
NVIT Bond Index Fund, Class
Y(a) 11,591,432 104,206,976
Total Fixed Income Funds
(cost $173,030,651) 148,667,359
Total Investment Companies
(cost $1,021,088,185) 867,326,442
Exchange Traded Funds 4 .2%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 194,619 9,088,708
iShares Core S&P Small-Cap
ETF 121,411 11,490,337
Total Equity Funds
(cost $23,848,031) 20,579,045
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.9%
iShares 7-10 Year Treasury
Bond ETF 155,011 14,846,954
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 2,557 269,584
iShares U.S. Treasury Bond ETF 102,771 2,334,957
Total Fixed Income Funds
(cost $20,745,805) 17,451,495
Total Exchange Traded Funds
(cost $44,593,836) 38,030,540
Short-Term Investment 1 .2%
Money Market Fund 1 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 11,267,250 11,267,250
Total Short-Term Investment
(cost $11,267,250)
11,267,250
Total Investments
(cost $1,076,949,271) — 100.1% 916,624,232
Liabilities in excess of other assets — (0.1)% (504,254)
NET ASSETS — 100.0% $ 916,119,978
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $269,479, which was
collateralized by $277,514 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from  5/31/2023
– 2/15/2049.
(c) Represents 7-day effective yield as of December 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderate Fund - December 31, 2022 - Statement of Investments - 47
Investment Companies 88 .7%
Shares Value ($)
Equity Funds 59.8%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 69,450,802 750,763,170
NVIT Emerging Markets Fund,
Class Y(a) 8,519,837 87,157,928
NVIT International Index Fund,
Class Y(a) 24,594,619 227,254,283
NVIT Mid Cap Index Fund, Class
Y(a) 2,083,816 36,258,399
Total Equity Funds
(cost $1,315,211,672) 1,101,433,780
Fixed Income Funds 28.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,543,243 127,835,107
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 797,865 7,204,717
NVIT Bond Index Fund, Class
Y(a) 40,274,824 362,070,671
NVIT Short Term Bond Fund,
Class Y(a) 3,788,100 35,873,308
Total Fixed Income Funds
(cost $620,511,301) 532,983,803
Total Investment Companies
(cost $1,935,722,973) 1,634,417,583
Exchange Traded Funds 6 .2%
Equity Fund 1.0%
iShares Core S&P Small-Cap
ETF 197,388 18,680,800
Total Equity Funds
(cost  $21,932,235) 18,680,800
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF(b) 212,665 21,172,928
iShares 7-10 Year Treasury
Bond ETF 561,713 53,800,871
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 19,256 2,030,160
iShares U.S. Treasury Bond
ETF(b) 813,199 18,475,881
Total Fixed Income Funds
(cost $118,247,112) 95,479,840
Total Exchange Traded Funds
(cost $140,179,347) 114,160,640
Short-Term Investment 5 .1%
Money Market Fund 5 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 93,451,651 93,451,651
Total Short-Term Investment
(cost $93,451,651)
93,451,651
Repurchase Agreements 1 .7%
Principal
Amount ($) Value ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,000,478, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049;
total market value
$1,020,000.(d)(e) 1,000,000 1,000,000
BofA Securities, Inc., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$8,003,823, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051; total
market value $8,160,000.
(d)(e) 8,000,000 8,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $12,369,306,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $12,610,667.
(d)(e) 12,363,399 12,363,399
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$10,004,812, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $10,200,000.(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $31,363,399) 31,363,399
Total Investments
(cost $2,200,717,370) — 101.7% 1,873,393,273
Liabilities in excess of other assets — (1.7)% (32,127,033)
NET ASSETS — 100.0% $ 1,841,266,240

48 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Moderate Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $32,403,793, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,363,399 and by
$2,090,585 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $33,453,984.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$31,363,399.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2022 - Statement of Investments - 49
Investment Companies 81.1%
Shares Value ($)
Equity Funds 37.8%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 14,023,557 151,594,650
NVIT Emerging Markets Fund,
Class Y(a) 889,544 9,100,038
NVIT International Index Fund,
Class Y(a) 4,892,429 45,206,048
NVIT Mid Cap Index Fund, Class
Y(a) 552,872 9,619,964
NVIT Small Cap Index Fund,
Class Y(a) 430,687 3,036,345
Total Equity Funds
(cost $256,581,253) 218,557,045
Fixed Income Funds 43.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,958,871 52,378,472
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,919,706 17,334,947
NVIT Bond Index Fund, Class
Y(a) 16,522,379 148,536,190
NVIT Short Term Bond Fund,
Class Y(a) 3,341,939 31,648,159
Total Fixed Income Funds
(cost $288,562,725) 249,897,768
Total Investment Companies
(cost $545,143,978) 468,454,813
Exchange Traded Funds 10.0%
Equity Funds 2.4%
iShares Core MSCI Emerging
Markets ETF 214,095 9,998,237
iShares Core S&P Small-Cap
ETF(b) 42,228 3,996,458
Total Equity Funds
(cost $16,089,141) 13,994,695
Fixed Income Funds 7.6%
iShares 20+ Year Treasury Bond
ETF(b) 90,940 9,053,986
iShares 7-10 Year Treasury Bond
ETF(b) 231,228 22,147,018
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 11,233 1,184,295
iShares U.S. Treasury Bond
ETF(b) 514,422 11,687,668
Total Fixed Income Funds
(cost $54,256,229) 44,072,967
Total Exchange Traded Funds
(cost $70,345,370) 58,067,662
Short-Term Investment 8.9%
Shares Value ($)
Money Market Fund 8.9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 51,372,631 51,372,631
Total Short-Term Investment
(cost $51,372,631)
51,372,631
Repurchase Agreements 4.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $10,448,899,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $10,652,787.
(d)(e) 10,443,909 10,443,909
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$275,631, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $281,144.(d)
(e) 275,500 275,500
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$15,007,217, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $15,300,000.(d)(e) 15,000,00 0 15,000,000
Total Repurchase Agreements
(cost $25,719,409) 25,719,409
Total Investments
(cost $692,581,388) — 104.5% 603,614,515
Liabilities in excess of other assets — (4.5)% (25,906,439)
NET ASSETS — 100.0% $ 577,708,076

50 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Moderately Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $27,796,065, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $25,719,409 and by
$2,816,857 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
8/15/2051, a total value of $28,536,266.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$25,719,409.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - December 31, 2022 - Statement of Investments - 51
Investment Companies 75.1%
Shares Value ($)
Equity Funds 19.4%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 7,033,290 76,029,868
NVIT Emerging Markets Fund,
Class Y(a) 812,108 8,307,866
NVIT International Index Fund,
Class Y(a) 2,225,028 20,559,256
NVIT Mid Cap Index Fund, Class
Y(a) 30,785 535,653
NVIT Small Cap Index Fund,
Class Y(a) 81,666 575,746
Total Equity Funds
(cost $119,335,989) 106,008,389
Fixed Income Funds 55.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,839,897 60,122,693
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,042,548 27,474,207
NVIT Bond Index Fund, Class
Y(a) 18,566,157 166,909,755
NVIT Short Term Bond Fund,
Class Y(a) 5,204,672 49,288,248
Total Fixed Income Funds
(cost $346,695,938) 303,794,903
Total Investment Companies
(cost $466,031,927) 409,803,292
Exchange Traded Funds 11.3%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 19,579 914,339
iShares Core S&P Small-Cap
ETF 15,489 1,465,879
Total Equity Funds
(cost $2,763,017) 2,380,218
Fixed Income Funds 10.9%
iShares 20+ Year Treasury Bond
ETF(b) 107,034 10,656,305
iShares 7-10 Year Treasury Bond
ETF(b) 329,003 31,511,907
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 15,648 1,649,769
iShares U.S. Treasury Bond
ETF(b) 691,589 15,712,902
Total Fixed Income Funds
(cost $72,800,991) 59,530,883
Total Exchange Traded Funds
(cost $75,564,008) 61,911,101
Short-Term Investment 13.6%
Shares Value ($)
Money Market Fund 13.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 73,977,564 73,977,564
Total Short-Term Investment
(cost $73,977,564)
73,977,564
Repurchase Agreement 1.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,786,701,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $5,899,615.
(d)(e) 5,783,937 5,783,937
Total Repurchase Agreement
(cost $5,783,937) 5,783,937
Total Investments
(cost $621,357,436) — 101.1% 551,475,894
Liabilities in excess of other assets — (1.1)% (5,932,594)
NET ASSETS — 100.0% $ 545,543,300

52 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $7,263,680, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,783,937 and by
$1,698,852 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $7,482,789.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$5,783,937.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - December 31, 2022 - Statement of Investments - 53
Investment Companies 85.1%
Shares Value ($)
Equity Funds 49.1%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 37,641,873 406,908,650
NVIT Emerging Markets Fund,
Class Y(a) 4,396,848 44,979,753
NVIT International Index Fund,
Class Y(a) 13,240,761 122,344,628
NVIT Mid Cap Index Fund, Class
Y(a) 1,287,552 22,403,410
Total Equity Funds
(cost $716,372,376) 596,636,441
Fixed Income Funds 36.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,028,230 96,938,144
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 529,400 4,780,481
NVIT Bond Index Fund, Class
Y(a) 32,032,650 287,973,521
NVIT Short Term Bond Fund,
Class Y(a) 5,026,968 47,605,383
Total Fixed Income Funds
(cost $509,568,548) 437,297,529
Total Investment Companies
(cost $1,225,940,924) 1,033,933,970
Exchange Traded Funds 7.0%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 141,909 6,627,150
iShares Core S&P Small-Cap
ETF 144,421 13,668,003
Total Equity Funds
(cost $22,029,924) 20,295,153
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF(b) 47,020 4,681,311
iShares 7-10 Year Treasury Bond
ETF(b) 409,838 39,254,284
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 19,750 2,082,243
iShares U.S. Treasury Bond ETF 819,870 18,627,446
Total Fixed Income Funds
(cost $77,107,733) 64,645,284
Total Exchange Traded Funds
(cost $99,137,657) 84,940,437
Short-Term Investment 8.0%
Money Market Fund 8.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 97,371,623 97,371,623
Total Short-Term Investment
(cost $97,371,623)
97,371,623
Repurchase Agreements 1.7%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,002,389, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051; total
market value $5,100,000.
(d)(e) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $11,262,809,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $11,482,579.
(d)(e) 11,257,430 11,257,430
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,002,406, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $5,100,000.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $21,257,430) 21,257,430
Total Investments
(cost $1,443,707,634) — 101.8% 1,237,503,460
Liabilities in excess of other assets — (1.8)% (21,618,573)
NET ASSETS — 100.0% $ 1,215,884,887

54 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Balanced Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $22,778,914, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,257,430 and by
$2,144,221 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $23,401,651.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$21,257,430.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2022 - Statement of Investments - 55
Investment Companies 91.3%
Shares Value ($)
Equity Funds 68.5%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 47,356,756 511,926,535
NVIT Emerging Markets Fund,
Class Y(a) 5,027,134 51,427,582
NVIT International Index Fund,
Class Y(a) 16,853,243 155,723,965
NVIT Mid Cap Index Fund, Class
Y(a) 1,743,499 30,336,874
Total Equity Funds
(cost $889,417,927) 749,414,956
Fixed Income Funds 22.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,129,444 53,877,813
NVIT Bond Index Fund, Class
Y(a) 19,351,481 173,969,813
NVIT Short Term Bond Fund,
Class Y(a) 2,235,170 21,167,064
Total Fixed Income Funds
(cost $289,285,797) 249,014,690
Total Investment Companies
(cost $1,178,703,724) 998,429,646
Exchange Traded Funds 6.3%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 189,293 8,839,983
iShares Core S&P Small-Cap
ETF 166,041 15,714,120
Total Equity Funds
(cost $26,428,411) 24,554,103
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF(b) 198,035 19,716,365
iShares 7-10 Year Treasury
Bond ETF 187,736 17,981,354
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,674 703,640
iShares U.S. Treasury Bond ETF 244,457 5,554,063
Total Fixed Income Funds
(cost $58,761,321) 43,955,422
Total Exchange Traded Funds
(cost $85,189,732) 68,509,525
Short-Term Investment 2.4%
Money Market Fund 2.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 26,648,881 26,648,881
Total Short-Term Investment
(cost $26,648,881)
26,648,881
Repurchase Agreements 1.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $9,950,683,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $10,144,850.
(d)(e) 9,945,931 9,945,931
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,002,406, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $5,100,000.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $14,945,931) 14,945,931
Total Investments
(cost $1,305,488,268) — 101.4% 1,108,533,983
Liabilities in excess of other assets — (1.4)% (15,474,223)
NET ASSETS — 100.0% $ 1,093,059,760

56 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Capital Appreciation Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $17,164,187, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,945,931 and by
$2,804,143 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 1/19/2023 –
11/15/2051, a total value of $17,750,074.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$14,945,931.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2022 - Statement of Investments - 57
Investment Companies 80 .7%
Shares Value ($)
Equity Funds 47.6%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 11,988,766 129,598,558
NVIT Emerging Markets Fund,
Class Y(a) 1,371,294 14,028,337
NVIT International Index Fund,
Class Y(a) 4,838,675 44,709,355
NVIT Mid Cap Index Fund, Class
Y(a) 399,575 6,952,602
Total Equity Funds
(cost $230,788,340) 195,288,852
Fixed Income Funds 33.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,437,534 30,215,927
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 165,006 1,490,005
NVIT Bond Index Fund, Class
Y(a) 9,952,680 89,474,591
NVIT Short Term Bond Fund,
Class Y(a) 1,566,460 14,834,378
Total Fixed Income Funds
(cost $157,193,908) 136,014,901
Total Investment Companies
(cost $387,982,248) 331,303,753
Exchange Traded Funds 6 .6%
Equity Funds 1.6%
iShares Core MSCI Emerging
Markets ETF 45,062 2,104,395
iShares Core S&P Small-Cap
ETF 46,426 4,393,757
Total Equity Funds
(cost $7,051,174) 6,498,152
Fixed Income Funds 5.0%
iShares 20+ Year Treasury Bond
ETF(b) 14,916 1,485,037
iShares 7-10 Year Treasury Bond
ETF(b) 130,244 12,474,771
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,291 663,260
iShares U.S. Treasury Bond
ETF(b) 261,061 5,931,306
Total Fixed Income Funds
(cost $24,469,567) 20,554,374
Total Exchange Traded Funds
(cost $31,520,741) 27,052,526
Short-Term Investment 7 .4%
Money Market Fund 7 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 30,359,290 30,359,290
Total Short-Term Investment
(cost $30,359,290)
30,359,290
Repurchase Agreements 0 .9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,650,034,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $3,721,256.
(d)(e) 3,648,291 3,648,291
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$50,024, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $51,024.(d)(e) 50,000 50,000
Total Repurchase Agreements
(cost $3,698,291) 3,698,291
Total Investments
(cost $453,560,570) — 95.6% 392,413,860
Other assets in excess of liabilities — 4.4% 17,902,176
NET ASSETS — 100.0% $ 410,316,036
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $4,253,300, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,698,291 and by $682,928
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 5/31/2023 – 2/15/2049, a total
value of $4,381,219.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$3,698,291.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

58 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (120) 3/2023 USD (11,696,400) 200,743
Russell 2000 E-Mini Index (43) 3/2023 USD (3,807,435) 112,725
S&P 500 E-Mini Index (93) 3/2023 USD (17,953,650) 552,193
S&P Midcap 400 E-Mini Index (34) 3/2023 USD (8,304,840) 195,723
Net contracts 1,061,384
As of December 31, 2022, the Fund had $2,429,583 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Statement of Investments - 59
Investment Companies 82.8%
Shares Value ($)
Equity Funds 56.6%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 36,187,474 391,186,589
NVIT Emerging Markets Fund,
Class Y(a) 4,313,172 44,123,746
NVIT International Index Fund,
Class Y(a) 13,855,796 128,027,553
NVIT Mid Cap Index Fund, Class
Y(a) 1,061,104 18,463,214
Total Equity Funds
(cost $694,545,207) 581,801,102
Fixed Income Funds 26.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,359,268 64,687,967
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 403,695 3,645,368
NVIT Bond Index Fund, Class
Y(a) 20,377,151 183,190,591
NVIT Short Term Bond Fund,
Class Y(a) 1,916,272 18,147,094
Total Fixed Income Funds
(cost $312,554,223) 269,671,020
Total Investment Companies
(cost $1,007,099,430) 851,472,122
Exchange Traded Funds 5.7%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 102,668 9,716,500
Total Equity Funds
(cost  $11,393,181) 9,716,500
Fixed Income Funds 4.8%
iShares 20+ Year Treasury Bond
ETF(b) 108,995 10,851,542
iShares 7-10 Year Treasury
Bond ETF 288,167 27,600,635
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 9,908 1,044,600
iShares U.S. Treasury Bond
ETF(b) 418,123 9,499,755
Total Fixed Income Funds
(cost $60,903,554) 48,996,532
Total Exchange Traded Funds
(cost $72,296,735) 58,713,032
Short-Term Investment 4.6%
Money Market Fund 4.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 47,267,279 47,267,279
Total Short-Term Investment
(cost $47,267,279)
47,267,279
Repurchase Agreement 1.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $17,427,458,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $17,767,517.
(d)(e) 17,419,135 17,419,135
Total Repurchase Agreement
(cost $17,419,135) 17,419,135
Total Investments
(cost $1,144,082,579) — 94.8% 974,871,568
Other assets in excess of liabilities — 5.2% 53,317,252
NET ASSETS — 100.0% $ 1,028,188,820
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $18,006,391, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,419,135 and by
$1,268,873 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.25%, and maturity dates ranging from 5/31/2023 –
5/15/2051, a total value of $18,688,008.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$17,419,135.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

60 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (568) 3/2023 USD (55,362,960) 385,285
Russell 2000 E-Mini Index (210) 3/2023 USD (18,594,450) 71,085
S&P 500 E-Mini Index (471) 3/2023 USD (90,926,550) 723,889
S&P Midcap 400 E-Mini Index (169) 3/2023 USD (41,279,940) 76,359
Net contracts 1,256,618
As of December 31, 2022, the Fund had $12,020,197 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 311,591,226
Investment securities of unaffiliated issuers, at value
*
9,890,533
Repurchase agreements, at value —
Interest and dividends receivable 7,894
Security lending income receivable 276
Receivable for investments sold 470,725
Receivable for capital shares issued 48,568
Prepaid expenses 414
Total Assets 322,009,636
Liabilities:
Payable for capital shares redeemed 519,293
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 36,034
Fund administration fees 16,848
Distribution fees 69,376
Administrative servicing fees 43,664
Accounting and transfer agent fees 258
Trustee fees 22
Custodian fees 10,602
Compliance program costs (Note 3) 367
Professional fees 6,296
Printing fees 16,890
Other 1,635
Total Liabilities 721,285
Net Assets $ 321,288,351
* Includes value of securities on loan (Note 2) 1,060,740
Cost of investment securities of affiliated issuers 369,402,115
Cost of investment securities of unaffiliated issuers 11,114,941
Cost of repurchase agreements —
Represented by:
Capital $ 383,014,443
Total distributable earnings (loss) (61,726,092)
Net Assets $ 321,288,351

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 63
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 867,326,442 $ 1,634,417,583 $ 468,454,813 $ 409,803,292 $ 1,033,933,970
49,297,790 207,612,291 109,440,293 135,888,665 182,312,060
— 31,363,399 25,719,409 5,783,937 21,257,430
37,136 307,658 169,117 245,330 320,555
88 2,838 2,620 1,604 3,319
147,547 1,084,067 279,286 219,229 374,086
88,136 16,754 7,584 22,779 85
1,042 1,913 554 559 1,245
916,898,181 1,874,806,503 604,073,676 551,965,395 1,238,202,750
235,684 1,100,821 298,209 316,927 374,171
— 31,363,399 25,719,409 5,783,937 21,257,430
103,088 207,605 65,101 61,349 136,790
28,140 45,754 21,746 21,111 33,820
198,265 399,274 125,207 117,990 263,078
132,107 268,300 79,586 71,429 156,806
709 1,501 449 410 981
88 28 9 74 97
33,133 69,441 21,523 19,372 44,647
1,053 2,112 661 624 1,391
8,817 16,442 7,563 7,375 12,742
30,967 49,182 20,468 16,929 26,616
6,152 16,404 5,669 4,568 9,294
778,203 33,540,263 26,365,600 6,422,095 22,317,863
$ 916,119,978 $ 1,841,266,240 $ 577,708,076 $ 545,543,300 $ 1,215,884,887
269,479 32,403,793 27,796,065 7,263,680 22,778,914
1,021,088,185 1,935,722,973 545,143,978 466,031,927 1,225,940,924
55,861,086 233,630,998 121,718,001 149,541,572 196,509,280
— 31,363,399 25,719,409 5,783,937 21,257,430
$ 1,088,668,563 $ 2,201,956,992 $ 670,772,985 $ 620,359,181 $ 1,427,149,356
(172,548,585) (360,690,752) (93,064,909) (74,815,881) (211,264,469)
$ 916,119,978 $ 1,841,266,240 $ 577,708,076 $ 545,543,300 $ 1,215,884,887

64 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 284,009,690
Class P Shares 37,278,661
Total $ 321,288,351
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,823,223
Class P Shares 4,339,288
Total 37,162,511
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8 .65
Class P Shares $ 8 .59

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 827,407,773 $ 1,802,235,112 $ 574,998,934 $ 542,037,113 $ 1,205,067,056
88,712,205 39,031,128 2,709,142 3,506,187 10,817,831
$ 916,119,978 $ 1,841,266,240 $ 577,708,076 $ 545,543,300 $ 1,215,884,887
106,076,006 239,116,909 69,568,707 62,186,759 104,048,158
11,499,863 5,209,716 329,890 403,213 935,235
117,575,869 244,326,625 69,898,597 62,589,972 104,983,393
$ 7 .80 $ 7 .54 $ 8 .27 $ 8 .72 $ 11 .58
$ 7 .71 $ 7 .49 $ 8 .21 $ 8 .70 $ 11 .57

66 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 998,429,646
Investment securities of unaffiliated issuers, at value
*
95,158,406
Repurchase agreements, at value 14,945,931
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 87,778
Security lending income receivable 1,475
Receivable for investments sold 1,188,253
Receivable for capital shares issued 133
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,209
Total Assets 1,109,812,831
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,188,264
Payable upon return of securities loaned (Note 2) 14,945,931
Accrued expenses and other payables:
Investment advisory fees 123,455
Fund administration fees 31,575
Distribution fees 237,433
Administrative servicing fees 144,249
Accounting and transfer agent fees 901
Trustee fees 41
Custodian fees 41,668
Compliance program costs (Note 3) 1,262
Professional fees 9,553
Printing fees 19,688
Other 9,051
Total Liabilities 16,753,071
Net Assets $ 1,093,059,760
* Includes value of securities on loan (Note 2) 17,164,187
Cost of investment securities of affiliated issuers 1,178,703,724
Cost of investment securities of unaffiliated issuers 111,838,613
Cost of repurchase agreements 14,945,931
Represented by:
Capital $ 1,287,044,623
Total distributable earnings (loss) (193,984,863)
Net Assets $ 1,093,059,760

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 331,303,753 $ 851,472,122
57,411,816 105,980,311
3,698,291 17,419,135
19,010,030 57,150,793
2,432,231 12,906,977
157,243 360,210
649 1,438
1,928 53,821
66,071 2,759
229,105 875,601
15,031 23,836
429 1,148
414,326,577 1,046,248,151
57,596 —
856 55,486
3,698,291 17,419,135
52,977 133,102
18,510 30,210
87,937 220,844
52,293 129,699
305 797
4 69
13,153 33,206
464 1,169
9,437 13,136
16,289 17,037
2,429 5,441
4,010,541 18,059,331
$ 410,316,036 $ 1,028,188,820
4,253,300 18,006,391
387,982,248 1,007,099,430
61,880,031 119,564,014
3,698,291 17,419,135
$ 485,602,632 $ 1,230,876,989
(75,286,596) (202,688,169)
$ 410,316,036 $ 1,028,188,820

68 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,078,510,268
Class P Shares 14,549,492
Total $ 1,093,059,760
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 100,248,149
Class P Shares 1,359,664
Total 101,607,813
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 10 .76
Class P Shares $ 10 .70

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 69
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 1,762,723 $ 4,882,964
408,553,313 1,023,305,856
— —
$ 410,316,036 $ 1,028,188,820
191,405 537,206
44,642,800 113,345,957
— —
44,834,205 113,883,163
$ 9 .21 $ 9 .09
$ 9 .15 $ 9 .03
$ — $ —

70 - Statements of Operations - For the Year Ended December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,038,661
Dividend income from unaffiliated issuers 186,663
Interest income from affiliated issuers 50,870
Income from securities lending (Note 2) 4,940
Interest income (unaffiliated) 164
Total Income 4,281,298
EXPENSES:
Investment advisory fees 442,049
Fund administration fees 116,861
Distribution fees Class II Shares 757,821
Distribution fees Class P Shares 92,309
Administrative servicing fees Class II Shares 454,679
Professional fees 20,460
Printing fees 9,534
Trustee fees 12,128
Custodian fees 18,663
Accounting and transfer agent fees 1,393
Compliance program costs (Note 3) 1,412
Other 6,877
Total Expenses 1,934,186
NET INVESTMENT INCOME 2,347,112
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 8,985,573
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (5,833,204)
Transactions in investment securities of unaffiliated issuers (570,365)
Net realized gains (losses) 2,582,004
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (78,369,343)
Investment securities of unaffiliated issuers (1,576,007)
Net change in unrealized appreciation/depreciation (79,945,350)
Net realized/unrealized gains (losses) (77,363,346)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (75,016,234)

Investor Destinations Funds - For the Year Ended December 31, 2022 - Statements of Operations - 71
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 12,391,350 $ 27,312,172 $ 10,142,498 $ 10,283,746 $ 19,000,625
842,577 2,866,299 1,584,454 1,763,847 2,286,207
269,330 2,166,833 1,148,723 1,575,797 2,117,942
18,170 90,557 41,284 52,044 89,161
178 839 419 546 504
13,521,605 32,436,700 12,917,378 13,675,980 23,494,439
1,302,682 2,661,644 842,521 784,938 1,738,586
260,392 475,827 183,603 174,053 333,000
2,276,993 5,017,496 1,613,293 1,499,763 3,315,452
228,012 100,501 6,831 9,642 27,781
1,366,145 3,010,365 967,932 899,811 1,989,181
44,137 84,564 31,027 29,128 58,075
12,570 20,148 10,268 9,586 11,662
35,700 72,427 22,845 21,406 47,451
52,825 104,272 31,711 27,830 67,446
3,369 6,618 2,281 2,156 4,273
4,116 8,400 2,664 2,514 5,515
20,362 42,950 13,998 12,460 27,272
5,607,303 11,605,212 3,728,974 3,473,287 7,625,694
7,914,302 20,831,488 9,188,404 10,202,693 15,868,745
17,707,189 14,140,553 4,529,092 1,735,607 9,001,431
(10,796,591) (36,715,759) (10,420,078) (8,637,711) (20,979,623)
(800,291) (1,517,675) (606,561) (631,376) (1,374,863)
6,110,307 (24,092,881) (6,497,547) (7,533,480) (13,353,055)
(223,308,042) (372,894,647) (98,067,286) (73,205,028) (220,271,314)
(7,971,295) (23,857,808) (12,575,368) (12,060,661) (13,179,586)
(231,279,337) (396,752,455) (110,642,654) (85,265,689) (233,450,900)
(225,169,030) (420,845,336) (117,140,201) (92,799,169) (246,803,955)
$ (217,254,728) $ (400,013,848) $ (107,951,797) $ (82,596,476) $ (230,935,210)

72 - Statements of Operations - For the Year Ended December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 15,532,222
Dividend income from unaffiliated issuers 1,548,136
Interest income from affiliated issuers 635,638
Income from securities lending (Note 2) 60,904
Interest income (unaffiliated) 260
Total Income 17,777,160
EXPENSES:
Investment advisory fees 1,582,983
Fund administration fees 295,944
Distribution fees Class II Shares 3,005,752
Distribution fees Class P Shares 38,071
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 1,803,376
Professional fees 52,034
Printing fees 9,889
Trustee fees 43,109
Custodian fees 64,173
Accounting and transfer agent fees 3,910
Compliance program costs (Note 3) 4,979
Other 25,444
Total expenses before expenses reimbursed 6,929,664
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,929,664
NET INVESTMENT INCOME 10,847,496
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 10,980,702
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (12,064,557)
Transactions in investment securities of unaffiliated issuers (1,187,311)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) (2,271,166)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (247,283,580)
Investment securities of unaffiliated issuers (15,310,475)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (262,594,055)
Net realized/unrealized gains (losses) (264,865,221)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (254,017,725)

Investor Destinations Funds - For the Year Ended December 31, 2022 - Statements of Operations - 73
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 6,061,688 $ 14,120,288
722,390 1,512,961
729,348 1,190,107
27,510 50,362
352,608 1,236,652
7,893,544 18,110,370
665,957 1,679,022
139,463 285,897
1,105,619 2,786,913
— —
2,612 6,935
663,345 1,672,087
25,478 50,607
10,156 9,220
15,683 39,635
19,727 51,341
1,470 3,542
1,851 4,667
8,615 21,515
2,659,976 6,611,381
(221,646) (352,955)
2,438,330 6,258,426
5,455,214 11,851,944
2,741,287 6,911,869
(7,635,382) (19,791,128)
(395,423) (1,162,313)
(2,153,178) 556,935
(7,442,696) (13,484,637)
(66,200,030) (179,327,994)
(4,163,293) (12,482,493)
1,339,713 1,101,751
(69,023,610) (190,708,736)
(76,466,306) (204,193,373)
$ (71,011,092) $ (192,341,429)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 2,347,112 $ 11,291,313
Net realized gains (losses) 2,582,004 93,726,894
Net change in unrealized appreciation/depreciation (79,945,350) (52,386,980)
Change in net assets resulting from operations (75,016,234) 52,631,227
Distributions to Shareholders From:
Distributable earnings:
Class II (81,210,911) (6,228,528)
Class P (10,034,296) (736,823)
Change in net assets from shareholder distributions (91,245,207) (6,965,351)
Change in net assets from capital transactions 88,440,054 23,401,467
Change in net assets (77,821,387) 69,067,343
Net Assets:
Beginning of year 399,109,738 330,042,395
End of year $ 321,288,351 $ 399,109,738
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 23,428,938 $ 51,639,121
Dividends reinvested 81,210,911 6,228,528
Cost of shares redeemed (30,447,123) (37,366,454)
Total Class II Shares 74,192,726 20,501,195
Class P Shares
Proceeds from shares issued 5,478,400 4,206,867
Dividends reinvested 10,034,296 736,823
Cost of shares redeemed (1,265,368) (2,043,418)
Total Class P Shares 14,247,328 2,900,272
Change in net assets from capital transactions $ 88,440,054 $ 23,401,467
SHARE TRANSACTIONS:
Class II Shares
Issued 1,975,159 3,642,581
Reinvested 9,356,096 427,784
Redeemed (2,689,173) (2,618,755)
Total Class II Shares 8,642,082 1,451,610
Class P Shares
Issued 504,903 296,734
Reinvested 1,165,423 50,956
Redeemed (116,404) (144,193)
Total Class P Shares 1,553,922 203,497
Total change in shares 10,196,004 1,655,107

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 75
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,914,302 $ 34,028,255 $ 20,831,488 $ 65,909,813
6,110,307 338,079,045 (24,092,881) 614,167,690
(231,279,337) (221,950,110) (396,752,455) (432,704,646)
(217,254,728) 150,157,190 (400,013,848) 247,372,857
(299,645,999) (18,061,320) (586,204,980) (32,700,878)
(31,026,163) (1,802,831) (11,952,853) (683,200)
(330,672,162) (19,864,151) (598,157,833) (33,384,078)
259,908,811 (50,550,731) 366,511,888 (236,530,480)
(288,018,079) 79,742,308 (631,659,793) (22,541,701)
1,204,138,057 1,124,395,749 2,472,926,033 2,495,467,734
$ 916,119,978 $ 1,204,138,057 $ 1,841,266,240 $ 2,472,926,033
$ 20,604,161 $ 34,409,883 $ 13,523,753 $ 20,227,499
299,645,999 18,061,320 586,204,980 32,700,878
(94,980,916) (106,834,314) (246,303,447) (297,113,286)
225,269,244 (54,363,111) 353,425,286 (244,184,909)
6,504,119 7,168,315 5,326,513 9,225,958
31,026,163 1,802,831 11,952,853 683,200
(2,890,715) (5,158,766) (4,192,764) (2,254,729)
34,639,567 3,812,380 13,086,602 7,654,429
$ 259,908,811 $ (50,550,731) $ 366,511,888 $ (236,530,480)
1,813,284 2,412,340 1,277,544 1,594,676
38,268,965 1,247,329 77,335,749 2,517,389
(8,809,859) (7,569,715) (24,205,314) (23,292,870)
31,272,390 (3,910,046) 54,407,979 (19,180,805)
615,547 510,356 562,804 731,884
4,008,548 125,633 1,587,364 52,920
(271,115) (366,987) (410,865) (175,945)
4,352,980 269,002 1,739,303 608,859
35,625,370 (3,641,044) 56,147,282 (18,571,946)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 9,188,404 $ 17,933,612
Net realized gains (losses) (6,497,547) 116,714,247
Net change in unrealized appreciation/depreciation (110,642,654) (82,903,898)
Change in net assets resulting from operations (107,951,797) 51,743,961
Distributions to Shareholders From:
Distributable earnings:
Class II (113,043,650) (8,319,225)
Class P (494,250) (38,797)
Change in net assets from shareholder distributions (113,537,900) (8,358,022)
Change in net assets from capital transactions 25,118,225 (81,843,197)
Change in net assets (196,371,472) (38,457,258)
Net Assets:
Beginning of year 774,079,548 812,536,806
End of year $ 577,708,076 $ 774,079,548
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 13,410,165 $ 14,126,406
Dividends reinvested 113,043,650 8,319,225
Cost of shares redeemed (101,978,612) (104,301,492)
Total Class II Shares 24,475,203 (81,855,861)
Class P Shares
Proceeds from shares issued 473,451 424,077
Dividends reinvested 494,250 38,797
Cost of shares redeemed (324,679) (450,210)
Total Class P Shares 643,022 12,664
Change in net assets from capital transactions $ 25,118,225 $ (81,843,197)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,298,206 1,216,054
Reinvested 13,586,977 704,422
Redeemed (10,244,648) (8,957,381)
Total Class II Shares 4,640,535 (7,036,905)
Class P Shares
Issued 51,532 36,674
Reinvested 59,764 3,310
Redeemed (34,486) (38,963)
Total Class P Shares 76,810 1,021
Total change in shares 4,717,345 (7,035,884)

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 77
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 10,202,693 $ 13,599,107 $ 15,868,745 $ 36,882,792
(7,533,480) 45,868,818 (13,353,055) 275,140,812
(85,265,689) (39,685,652) (233,450,900) (182,827,246)
(82,596,476) 19,782,273 (230,935,210) 129,196,358
(42,518,443) (5,982,951) (267,976,555) (18,277,252)
(271,063) (45,665) (2,320,222) (159,072)
(42,789,506) (6,028,616) (270,296,777) (18,436,324)
(31,929,488) (106,215,705) 136,946,846 (162,663,846)
(157,315,470) (92,462,048) (364,285,141) (51,903,812)
702,858,770 795,320,818 1,580,170,028 1,632,073,840
$ 545,543,300 $ 702,858,770 $ 1,215,884,887 $ 1,580,170,028
$ 42,608,692 $ 59,842,982 $ 7,349,268 $ 23,055,977
42,518,443 5,982,951 267,976,555 18,277,252
(116,875,024) (171,922,703) (141,090,596) (204,091,989)
(31,747,889) (106,096,770) 134,235,227 (162,758,760)
447,132 1,107,199 1,064,045 1,111,440
271,063 45,665 2,320,222 159,072
(899,794) (1,271,799) (672,648) (1,175,598)
(181,599) (118,935) 2,711,619 94,914
$ (31,929,488) $ (106,215,705) $ 136,946,846 $ (162,663,846)
4,540,341 5,612,428 498,499 1,360,148
4,831,641 556,036 23,022,041 1,062,014
(12,196,749) (16,184,043) (9,891,916) (12,072,533)
(2,824,767) (10,015,579) 13,628,624 (9,650,371)
45,282 104,227 77,618 65,862
30,908 4,264 199,675 9,270
(92,766) (118,522) (50,494) (69,887)
(16,576) (10,031) 226,799 5,245
(2,841,343) (10,025,610) 13,855,423 (9,645,126)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 10,847,496 $ 39,233,625
Net realized gains (losses) (2,271,166) 408,795,041
Net change in unrealized appreciation/depreciation (262,594,055) (274,862,236)
Change in net assets resulting from operations (254,017,725) 173,166,430
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (397,228,327) (24,834,954)
Class P (5,037,807) (311,067)
Change in net assets from shareholder distributions (402,266,134) (25,146,021)
Change in net assets from capital transactions 263,964,707 (139,953,256)
Change in net assets (392,319,152) 8,067,153
Net Assets:
Beginning of year 1,485,378,912 1,477,311,759
End of year $ 1,093,059,760 $ 1,485,378,912
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 3,303,337 7,228,528
Dividends reinvested 397,228,327 24,834,954
Cost of shares redeemed (141,564,421) (173,447,708)
Total Class II Shares 258,967,243 (141,384,226)
Class P Shares
Proceeds from shares issued 1,338,698 1,640,374
Dividends reinvested 5,037,807 311,067
Cost of shares redeemed (1,379,041) (520,471)
Total Class P Shares 4,997,464 1,430,970
Change in net assets from capital transactions $ 263,964,707 $ (139,953,256)

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 79
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 5,455,214 $ 11,304,683 $ 11,851,944 $ 30,397,384
(7,442,696) 73,089,794 (13,484,637) 256,606,092
(69,023,610) (47,851,870) (190,708,736) (143,128,099)
(71,011,092) 36,542,607 (192,341,429) 143,875,377
(188,188) (43,914) (804,069) (185,907)
(46,321,341) (12,773,762) (187,493,362) (48,716,561)
— — — —
(46,509,529) (12,817,676) (188,297,431) (48,902,468)
15,512,902 (7,639,106) 117,207,999 (17,431,954)
(102,007,719) 16,085,825 (263,430,861) 77,540,955
512,323,755 496,237,930 1,291,619,681 1,214,078,726
$ 410,316,036 $ 512,323,755 $ 1,028,188,820 $ 1,291,619,681
$ 445,383 $ 284,294 $ 1,053,060 $ 901,319
188,188 43,914 804,069 185,907
(97,473) (129,168) (220,171) (207,807)
536,098 199,040 1,636,958 879,419
7,518,558 13,616,150 13,383,720 15,790,966
46,321,341 12,773,762 187,493,362 48,716,561
(38,863,095) (34,228,058) (85,306,041) (82,818,900)
14,976,804 (7,838,146) 115,571,041 (18,311,373)
— — — —
— — — —
— — — —
— — — —
$ 15,512,902 $ (7,639,106) $ 117,207,999 $ (17,431,954)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 245,603 375,125
Reinvested 36,746,376 1,245,484
Redeemed (9,351,625) (8,844,950)
Total Class II Shares 27,640,354 (7,224,341)
Class P Shares
Issued 98,920 84,125
Reinvested 468,633 15,687
Redeemed (85,617) (27,057)
Total Class P Shares 481,936 72,755
Total change in shares 28,122,290 (7,151,586)

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 81
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
41,167 24,014 100,565 71,164
20,235 3,663 86,739 14,389
(9,345) (10,787) (19,962) (16,062)
52,057 16,890 167,342 69,491
716,331 1,146,986 1,191,270 1,239,454
5,007,713 1,068,040 20,357,585 3,779,407
(3,753,256) (2,893,840) (7,807,608) (6,494,464)
1,970,788 (678,814) 13,741,247 (1,475,603)
— — — —
— — — —
— — — —
— — — —
2,022,845 (661,924) 13,908,589 (1,406,112)

82 - Statements of Cash Flows - For the Year Ended December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ (82,596,476)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (58,219,292)
Proceeds from disposition of investment securities of affiliated issuers 236,139,796
Purchase of investment securities of unaffiliated issuers (30,558,480)
Proceeds from disposition of investment securities of unaffiliated issuers 3,219,807
Purchase of short-term investments, net (37,174,933)
Reinvestment of dividend income from affiliated issuers (10,283,746)
Reinvestment of interest income from affiliated issuers (1,575,797)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 73,205,028
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 12,060,661
Reinvestment of net realized gains distributions from affiliated issuers (1,735,607)
Net realized (gain) loss from transactions in investment securities of affiliated issuers 8,637,711
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers 631,376
(Increase) decrease in receivable for investments sold (208,579)
(Increase) decrease in securities lending income receivable 1,625
(Increase) decrease in interest and dividends receivable (245,329)
(Increase) decrease in prepaid expenses 102
Increase (decrease) in collateral for securities lending payable (36,802,631)
Increase (decrease) in investment advisory fees payable (16,122)
Increase (decrease) in fund administration fees payable (8,579)
Increase (decrease) in distribution fees payable (31,093)
Increase (decrease) in administrative servicing fees payable (17,858)
Increase (decrease) in accounting and transfer agent fees payable 209
Increase (decrease) in trustee fees payable 22
Increase (decrease) in custodian fees payable 12,061
Increase (decrease) in compliance program costs payable 10
Increase (decrease) in professional fees payable (3,420)
Increase (decrease) in printing fees payable 3,994
Increase (decrease) in other payables (1,532)
Net cash provided by (used by) operating activities 74,432,928
Cash flows provided by (used in) financing activities
Proceeds from shares issued 43,136,325
Cost of shares redeemed (117,569,253)
Net cash provided by (used by) financing activities (74,432,928)
Net increase (decrease) in cash –
Cash:
Beginning of period –
End of period $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $42,789,506
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $13,595,150

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 14.81 $ 0.08 $ (2.87) $ (2.79) $ — $ (3.37) $ (3.37) $ 8.65 (18.89)% $ 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
12/31/2019 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) 12.40 23.73% 267,228 0.59% 1.86% 0.59% 12.92%(g)
12/31/2018 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) 11.21 (8.85)% 241,290 0.59% 1.42% 0.59% 17.14%
Class P Shares
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
12/31/2019 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) 12.30 23.80% 26,844 0.44% 2.19% 0.44% 12.92%(g)
12/31/2018 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) 11.14 (8.66)% 19,453 0.44% 1.70% 0.44% 17.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

84 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 14.70 $ 0.08 $ (2.75) $ (2.67) $ — $ (4.23) $ (4.23) $ 7.80 (18.28)% $ 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
12/31/2019 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) 12.51 21.83% 1,021,891 0.57% 1.89% 0.57% 11.88%(g)
12/31/2018 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) 11.58 (7.73)% 958,862 0.57% 1.54% 0.57% 10.53%
Class P Shares
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
12/31/2019 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) 12.39 22.04% 75,487 0.42% 2.22% 0.42% 11.88%(g)
12/31/2018 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) 11.48 (7.61)% 57,797 0.42% 1.90% 0.42% 10.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 13.14 $ 0.10 $ (2.26) $ (2.16) $ — $ (3.44) $ (3.44) $ 7.54 (16.55)% $ 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
12/31/2019 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) 11.60 17.74% 2,501,624 0.57% 1.99% 0.57% 11.80%(g)
12/31/2018 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) 11.06 (5.68)% 2,385,345 0.57% 1.73% 0.57% 11.64%
Class P Shares
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
12/31/2019 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) 11.53 17.83% 25,394 0.42% 2.28% 0.42% 11.80%(g)
12/31/2018 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) 11.01 (5.53)% 20,920 0.42% 2.03% 0.42% 11.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

86 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 11.88 $ 0.14 $ (1.84) $ (1.70) $ — $ (1.91) $ (1.91) $ 8.27 (14.39)% $ 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
12/31/2019 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) 10.68 13.48% 825,375 0.58% 2.01% 0.58% 8.43%(g)
12/31/2018 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) 10.14 (3.73)% 804,423 0.57% 1.87% 0.57% 10.79%
Class P Shares
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
12/31/2019 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) 10.60 13.67% 2,293 0.43% 2.28% 0.43% 8.43%(g)
12/31/2018 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) 10.07 (3.58)% 1,926 0.42% 2.14% 0.42% 10.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 10.74 $ 0.16 $ (1.46) $ (1.30) $ — $ (0.72) $ (0.72) $ 8.72 (12.19)% $ 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
12/31/2019 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) 9.98 9.53% 688,613 0.58% 2.06% 0.58% 15.84%(g)
12/31/2018 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) 9.50 (1.80)% 683,885 0.58% 2.02% 0.58% 16.29%
Class P Shares
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
12/31/2019 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) 9.93 9.65% 4,124 0.43% 2.30% 0.43% 15.84%(g)
12/31/2018 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) 9.46 (1.62)% 3,555 0.43% 2.32% 0.43% 16.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

88 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 17.34 $ 0.17 $ (2.75) $ (2.58) $ — $ (3.18) $ (3.18) $ 11.58 (14.99)% $ 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
12/31/2019 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) 15.26 15.34% 1,582,104 0.57% 2.06% 0.57% 12.40%(g)
12/31/2018 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) 14.39 (4.85)% 1,475,912 0.57% 1.87% 0.57% 13.01%
Class P Shares
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
12/31/2019 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) 15.21 15.51% 9,412 0.42% 2.42% 0.42% 12.40%(g)
12/31/2018 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) 14.35 (4.63)% 7,387 0.42% 2.16% 0.42% 13.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 20.21 $ 0.13 $ (3.65) $ (3.52) $ — $ (5.93) $ (5.93) $ 10.76 (17.57)% $ 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
12/31/2019 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) 17.45 19.94% 1,445,670 0.57% 1.91% 0.57% 9.90%(g)
12/31/2018 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) 16.03 (6.47)% 1,362,536 0.57% 1.63% 0.57% 11.49%
Class P Shares
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
12/31/2019 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) 17.35 20.11% 10,776 0.42% 2.25% 0.42% 9.90%(g)
12/31/2018 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) 15.95 (6.36)% 8,387 0.42% 2.03% 0.42% 11.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

90 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.00 $ 0.16 $ (1.81) $ (1.65) $ — $ (1.14) $ (1.14) $ 9.21 (13.87)% $ 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
12/31/2019 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) 11.06 13.37% 1,218 0.30% 2.44% 0.35% 18.32%(h)
12/31/2018 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) 10.21 (5.38)% 945 0.30% 2.28% 0.35% 14.15%
Class II Shares
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
12/31/2019 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) 11.05 13.00% 492,738 0.55% 2.09% 0.60% 18.32%(h)
12/31/2018 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) 10.21 (5.63)% 443,904 0.55% 1.87% 0.60% 14.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.96 $ 0.16 $ (2.06) $ (1.90) $ — $ (1.97) $ (1.97) $ 9.09 (14.96)% $ 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
12/31/2019 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) 11.49 15.52% 3,081 0.31% 2.39% 0.34% 14.79%(h)
12/31/2018 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) 10.43 (5.82)% 2,313 0.31% 2.11% 0.34% 12.01%
Class II Shares
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
12/31/2019 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) 11.49 15.25% 1,184,500 0.56% 2.06% 0.59% 14.79%(h)
12/31/2018 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) 10.43 (6.05)% 1,045,770 0.56% 1.78% 0.59% 12.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

92 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 93
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
During the period, certain Funds invested in the Nationwide Contract (Investment contract). The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each
Fund that invests in a contract. As of December 31, 2022, the Funds did not invest in the Nationwide Contract.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,495,093 $ – $ – $ 7,495,093
Investment Companies 311,591,226 – – 311,591,226
Short-Term Investment 2,395,440 – – 2,395,440
Total $ 321,481,759 $ – $ – $ 321,481,759
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,030,540 $ – $ – $ 38,030,540
Investment Companies 867,326,442 – – 867,326,442
Short-Term Investment 11,267,250 – – 11,267,250
Total $ 916,624,232 $ – $ – $ 916,624,232

94 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 114,160,640 $ – $ – $ 114,160,640
Investment Companies 1,634,417,583 – – 1,634,417,583
Repurchase Agreements – 31,363,399 – 31,363,399
Short-Term Investment 93,451,651 – – 93,451,651
Total $ 1,842,029,874 $ 31,363,399 $ – $ 1,873,393,273
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,067,662 $ – $ – $ 58,067,662
Investment Companies 468,454,813 – – 468,454,813
Repurchase Agreements – 25,719,409 – 25,719,409
Short-Term Investment 51,372,631 – – 51,372,631
Total $ 577,895,106 $ 25,719,409 $ – $ 603,614,515
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,911,101 $ – $ – $ 61,911,101
Investment Companies 409,803,292 – – 409,803,292
Repurchase Agreement – 5,783,937 – 5,783,937
Short-Term Investment 73,977,564 – – 73,977,564
Total $ 545,691,957 $ 5,783,937 $ – $ 551,475,894
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 84,940,437 $ – $ – $ 84,940,437
Investment Companies 1,033,933,970 – – 1,033,933,970
Repurchase Agreements – 21,257,430 – 21,257,430
Short-Term Investment 97,371,623 – – 97,371,623
Total $ 1,216,246,030 $ 21,257,430 $ – $ 1,237,503,460
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 68,509,525 $ – $ – $ 68,509,525
Investment Companies 998,429,646 – – 998,429,646
Repurchase Agreements – 14,945,931 – 14,945,931
Short-Term Investment 26,648,881 – – 26,648,881
Total $ 1,093,588,052 $ 14,945,931 $ – $ 1,108,533,983
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,052,526 $ – $ – $ 27,052,526
Futures Contracts# 1,061,384 – – 1,061,384
Investment Companies 331,303,753 – – 331,303,753
Repurchase Agreements – 3,698,291 – 3,698,291
Short-Term Investment 30,359,290 – – 30,359,290
Total $ 389,776,953 $ 3,698,291 $ – $ 393,475,244

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 95
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,713,032 $ – $ – $ 58,713,032
Futures Contracts# 1,256,618 – – 1,256,618
Investment Companies 851,472,122 – – 851,472,122
Repurchase Agreement – 17,419,135 – 17,419,135
Short-Term Investment 47,267,279 – – 47,267,279
Total $ 958,709,051 $ 17,419,135 $ – $ 976,128,186
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities
.
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2021 $ 3,598,901 $ 3,598,901
Purchases
*
50,870 50,870
Sales (3,649,771) (3,649,771)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2021 $ 20,098,523 $ 20,098,523
Purchases
*
269,330 269,330
Sales (20,367,853) (20,367,853)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2021 $ 165,192,185 $ 165,192,185
Purchases
*
2,166,833 2,166,833
Sales (167,359,018) (167,359,018)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2021 $ 90,347,667 $ 90,347,667
Purchases
*
1,148,723 1,148,723
Sales (91,496,390) (91,496,390)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —

96 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
For additional information about each affiliated Underlying Fund's valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfundsnvit for series of the Trust, at
www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.
sec.gov.
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2021 $ 125,854,973 $ 125,854,973
Purchases
*
3,398,518 3,398,518
Sales (129,253,491) (129,253,491)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2021 $ 166,248,172 $ 166,248,172
Purchases
*
2,117,943 2,117,943
Sales (168,366,115) (168,366,115)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2021 $ 52,648,917 $ 52,648,917
Purchases
*
635,638 635,638
Sales (53,284,555) (53,284,555)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2021 $ 51,613,238 $ 51,613,238
Purchases
*
1,775,761 1,775,761
Sales (53,388,999) (53,388,999)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2021 $ 85,932,915 $ 85,932,915
Purchases
*
2,488,320 2,488,320
Sales (88,421,235) (88,421,235)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 97
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

98 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,061,384
Total $ 1,061,384
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,256,618
Total $ 1,256,618
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,153,178)
Total $ (2,153,178)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 556,935
Total $ 556,935
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,339,713
Total $ 1,339,713
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,101,751
Total $ 1,101,751
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Short $ 73,468,743

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 99
(d) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 10,532,818
Average Notional Balance Short $ 299,374,189
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Moderate $ 31,363,399
Investor Destinations Moderately Conservative 25,719,409
Investor Destinations Conservative 5,783,937
Investor Destinations Balanced 21,257,430
Investor Destinations Capital Appreciation 14,945,931
Investor Destinations Managed Growth & Income 3,698,291
Investor Destinations Managed Growth 17,419,135

100 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $29,716,025, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value $30,295,871.
BofA Securities, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $17,758,481, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.50%, maturing 11/20/2049 - 7/20/2051; total market value $18,105,000.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 101
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BofA Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 12,363,399 – 12,363,399 (12,363,399) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 31,363,399 $ – $ 31,363,399 $ (31,363,399) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 10,443,909 $ – $ 10,443,909 $ (10,443,909) $ –
Credit Suisse AG 275,500 – 275,500 (275,500) –
Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Total $ 25,719,409 $ – $ 25,719,409 $ (25,719,409) $ –
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,783,937 $ – $ 5,783,937 $ (5,783,937) $ –
Total $ 5,783,937 $ – $ 5,783,937 $ (5,783,937) $ –

102 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Balanced
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 11,257,430 – 11,257,430 (11,257,430) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 21,257,430 $ – $ 21,257,430 $ (21,257,430) $ –
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 9,945,931 $ – $ 9,945,931 $ (9,945,931) $ –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 14,945,931 $ – $ 14,945,931 $ (14,945,931) $ –
Investor Destinations Managed Growth & Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,648,291 $ – $ 3,648,291 $ (3,648,291) $ –
Credit Suisse AG 50,000 – 50,000 (50,000) –
Total $ 3,698,291 $ – $ 3,698,291 $ (3,698,291) $ –

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 103
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2022 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 17,419,135 $ – $ 17,419,135 $ (17,419,135) $ –
Total $ 17,419,135 $ – $ 17,419,135 $ (17,419,135) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 12,192,197 $ (12,192,197)
Investor Destinations Moderately Aggressive 36,503,017 (36,503,017)
Investor Destinations Moderate 69,935,321 (69,935,321)
Investor Destinations Moderately Conservative 19,018,034 (19,018,034)
Investor Destinations Conservative 14,298,755 (14,298,755)
Investor Destinations Balanced 38,993,855 (38,993,855)
Investor Destinations Capital Appreciation 41,896,547 (41,896,547)
Investor Destinations Managed Growth & Income 11,939,254 (11,939,254)
Investor Destinations Managed Growth 32,290,711 (32,290,711)

104 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds define Cash and Cash Equivalents as cash, restricted cash, money market funds and other investments held in lieu of cash.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund
Ordinary Distribution
Available for
Consent Dividend
Investor Destinations Aggressive $ 3,430,648
Investor Destinations Moderately Aggressive 9,942,822
Investor Destinations Moderate 22,183,144
Investor Destinations Moderately Conservative 9,566,746
Investor Destinations Conservative 10,229,627
Investor Destinations Balanced 16,676,362
Investor Destinations Capital Appreciation 11,933,193
Investor Destinations Managed Growth & Income 5,693,935
Investor Destinations Managed Growth 12,496,238

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 105
For the year ended December 31, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $57,140 during the year ended December 31, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Investor Destinations Managed Growth & Income $ 240,665 $ 251,339 $ 221,646 $ 713,650
Investor Destinations Managed Growth 384,174 382,225 352,955 1,119,354

106 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,265,040 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $36,118.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 107
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended December 31, 2022 were as follows:
Fund Amount
Investor Destinations Aggressive $ 454,679
Investor Destinations Moderately Aggressive 1,366,145
Investor Destinations Moderate 3,010,365
Investor Destinations Moderately Conservative 967,932
Investor Destinations Conservative 899,811
Investor Destinations Balanced 1,989,181
Investor Destinations Capital Appreciation 1,803,376
Investor Destinations Managed Growth & Income 665,957
Investor Destinations Managed Growth 1,679,022
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 16,259,793 184,550,255 42,742,163 (13,964,799) (3,057,190) (34,502,068) 175,768,361 — —
NVIT Emerging Markets
Fund, Class Y 2,262,958 23,655,155 6,403,939 (147,020) (58,909) (6,703,105) 23,150,060 301,082 —
NVIT International Index
Fund, Class Y 6,026,730 91,366,767 12,128,441 (30,292,848) (4,259,216) (13,256,163) 55,686,981 2,514,575 —
NVIT Mid Cap Index Fund,
Class Y 1,713,857 40,584,802 9,131,172 (5,748,178) (381,697) (13,764,980) 29,821,119 413,097 8,279,787
NVIT Small Cap Index Fund,
Class Y 376,419 3,302,558 408,466 (2,925) (329) (1,054,016) 2,653,754 31,586 348,664
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 1,431,640 13,607,580 2,229,784 (969,583) (203,372) (2,080,294) 12,584,115 396,123 —
NVIT Bond Index Fund,
Class Y 1,326,678 12,764,405 2,273,552 (933,287) (184,111) (1,993,723) 11,926,836 299,516 93,827
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 12,212,967 467,699 (10,561,560) 2,501,859 (4,620,965) — 50,443 263,295
Nationwide Risk-Based
International Equity ETF – 4,437,531 — (3,853,263) (190,239) (394,029) — 32,239 —
Nationwide Contract ∞(a) $– 3,598,901 50,870 (3,649,771) — — — 50,870 —
Total 390,080,921 75,836,086 (70,123,234) (5,833,204) (78,369,343) 311,591,226 4,089,531 8,985,573

108 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 43,063,273 541,948,000 84,762,752 (52,715,181) (12,901,397) (95,580,190) 465,513,984 — —
NVIT Emerging Markets
Fund, Class Y 5,070,309 56,364,572 10,561,426 (7,791) (4,289) (15,044,661) 51,869,257 687,832 —
NVIT International Index
Fund, Class Y 15,610,841 230,064,161 22,967,259 (64,007,613) (4,572,222) (40,207,415) 144,244,170 6,520,963 —
NVIT Mid Cap Index Fund,
Class Y 3,204,977 81,450,255 16,572,002 (14,750,199) 1,011,252 (28,516,717) 55,766,593 773,305 15,787,730
NVIT Small Cap Index Fund,
Class Y 179,444 1,965,410 218,669 (289,671) (18,793) (610,536) 1,265,079 15,062 203,349
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,058,064 51,814,013 4,689,455 (3,602,655) (719,032) (7,721,398) 44,460,383 1,448,166 —
NVIT Bond Index Fund,
Class Y 11,591,432 119,579,550 15,715,613 (11,194,284) (1,894,117) (17,999,786) 104,206,976 2,664,272 829,592
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 42,858,128 — (35,560,889) 8,949,935 (16,247,174) — 169,842 886,518
Nationwide Risk-Based
International Equity ETF – 15,403,416 — (13,375,323) (647,928) (1,380,165) — 111,908 —
Nationwide Contract ∞(a) $– 20,098,523 269,330 (20,367,853) — — — 269,330 —
Total 1,161,546,028 155,756,506 (215,871,459) (10,796,591) (223,308,042) 867,326,442 12,660,680 17,707,189
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 69,450,802 945,604,484 124,121,369 (136,181,644) (31,369,088) (151,411,951) 750,763,170 — —
NVIT Emerging Markets
Fund, Class Y 8,519,837 97,820,385 14,971,948 (43,678) (19,151) (25,571,576) 87,157,928 1,136,603 —
NVIT International Index
Fund, Class Y 24,594,619 416,886,171 11,013,404 (123,605,252) (5,502,651) (71,537,389) 227,254,283 10,472,479 —
NVIT Mid Cap Index Fund,
Class Y 2,083,816 59,886,704 11,113,042 (15,525,062) 1,016,637 (20,232,922) 36,258,399 503,694 10,609,349
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 14,543,243 155,315,127 7,071,164 (9,679,718) (1,714,946) (23,156,520) 127,835,107 4,227,349 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 797,865 8,700,527 506,567 (435,883) (84,702) (1,481,792) 7,204,717 506,567 —
NVIT Bond Index Fund,
Class Y 40,274,824 431,861,067 37,317,566 (37,020,011) (5,853,362) (64,234,589) 362,070,671 9,267,131 2,925,878
NVIT Short Term Bond Fund,
Class Y 3,788,100 46,117,197 955,383 (7,746,044) (649,735) (2,803,493) 35,873,308 955,384 —
Nationwide Risk-Based
International Equity ETF – 17,072,286 — (14,824,460) (652,306) (1,595,520) — 124,033 —
Nationwide Risk-Based U.S.
Equity ETF – 27,726,207 — (24,970,857) 8,113,545 (10,868,895) — 118,932 605,326
Nationwide Contract ∞(a) $– 165,192,185 2,166,833 (167,359,018) — — — 2,166,833 —
Total 2,372,182,340 209,237,276 (537,391,627) (36,715,759) (372,894,647) 1,634,417,583 29,479,005 14,140,553

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 109
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 14,023,557 189,642,466 34,789,678 (37,545,369) (8,402,823) (26,889,302) 151,594,650 — —
NVIT Emerging Markets
Fund, Class Y 889,544 10,722,767 1,300,471 (230,030) (73,994) (2,619,176) 9,100,038 116,506 —
NVIT International Index
Fund, Class Y 4,892,429 87,039,362 6,081,904 (31,744,456) (1,254,909) (14,915,853) 45,206,048 2,096,640 —
NVIT Mid Cap Index Fund,
Class Y 552,872 16,159,427 2,833,292 (4,505,667) 593,798 (5,460,886) 9,619,964 135,461 2,681,080
NVIT Small Cap Index Fund,
Class Y 430,687 4,992,051 545,160 (987,324) 21,030 (1,534,572) 3,036,345 36,148 462,081
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,958,871 64,996,078 1,959,809 (4,282,685) (700,556) (9,594,174) 52,378,472 1,747,642 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,919,706 23,008,614 1,263,815 (2,961,847) (170,510) (3,805,125) 17,334,947 1,263,816 —
NVIT Bond Index Fund,
Class Y 16,522,379 180,296,407 11,802,956 (14,536,079) (2,306,197) (26,720,897) 148,536,190 3,833,677 1,202,433
NVIT Short Term Bond Fund,
Class Y 3,341,939 40,671,587 834,938 (6,862,354) (589,540) (2,406,472) 31,648,159 834,938 —
Nationwide Risk-Based
International Equity ETF – 5,728,271 — (4,974,057) (226,869) (527,345) — 41,617 —
Nationwide Risk-Based U.S.
Equity ETF – 9,167,002 — (8,264,010) 2,690,492 (3,593,484) — 36,053 183,498
Nationwide Contract ∞(a) $– 90,347,667 1,148,723 (91,496,390) — — — 1,148,723 —
Total 722,771,699 62,560,746 (208,390,268) (10,420,078) (98,067,286) 468,454,813 11,291,221 4,529,092
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 7,033,290 81,560,408 36,451,135 (26,860,206) (6,518,021) (8,603,448) 76,029,868 — —
NVIT Emerging Markets
Fund, Class Y 812,108 10,088,297 1,529,331 (702,583) (218,129) (2,389,050) 8,307,866 113,260 —
NVIT International Index
Fund, Class Y 2,225,028 43,486,314 8,835,911 (24,378,074) (443,133) (6,941,762) 20,559,256 951,340 —
NVIT Mid Cap Index Fund,
Class Y 30,785 1,809,194 236,627 (1,159,413) 420,840 (771,595) 535,653 7,459 163,412
NVIT Small Cap Index Fund,
Class Y 81,666 1,206,999 161,818 (489,302) 68,533 (372,302) 575,746 6,854 85,040
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,839,897 74,984,927 2,265,174 (5,357,555) (783,431) (10,986,422) 60,122,693 2,012,799 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,042,548 35,924,895 1,988,442 (4,499,718) 17,163 (5,956,575) 27,474,207 1,909,853 —
NVIT Bond Index Fund,
Class Y 18,566,157 204,954,552 14,715,717 (20,005,086) (2,982,044) (29,773,384) 166,909,755 4,296,050 1,341,814
NVIT Short Term Bond Fund,
Class Y 5,204,672 61,946,715 2,231,769 (10,749,539) (768,396) (3,372,301) 49,288,248 918,570 —
Nationwide Risk-Based
International Equity ETF – 5,507,675 — (4,790,820) (83,241) (633,614) — 39,005 —
Nationwide Risk-Based U.S.
Equity ETF – 8,646,436 — (7,894,009) 2,652,148 (3,404,575) — 28,556 145,341
Nationwide Contract ∞(a) $– 125,854,973 3,398,518 (129,253,491) — — — 1,575,797 —
Total 655,971,385 71,814,442 (236,139,796) (8,637,711) (73,205,028) 409,803,292 11,859,543 1,735,607

110 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 37,641,873 439,540,730 94,787,777 (37,559,365) (9,850,716) (80,009,776) 406,908,650 — —
NVIT Emerging Markets
Fund, Class Y 4,396,848 53,034,520 5,436,372 (28,164) (16,506) (13,446,469) 44,979,753 575,257 —
NVIT International Index
Fund, Class Y 13,240,761 226,610,179 10,302,817 (73,162,397) (6,704,389) (34,701,582) 122,344,628 5,678,486 —
NVIT Mid Cap Index Fund,
Class Y 1,287,552 27,885,012 6,649,553 (1,674,959) (374,631) (10,081,565) 22,403,410 310,655 6,338,898
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 11,028,230 127,094,639 3,288,188 (13,782,658) (1,986,904) (17,675,121) 96,938,144 3,288,189 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 529,400 6,390,722 368,914 (824,311) (177,075) (977,769) 4,780,481 368,913 —
NVIT Bond Index Fund,
Class Y 32,032,650 374,024,901 10,634,974 (39,152,244) (5,095,499) (52,438,611) 287,973,521 7,366,741 2,310,263
NVIT Short Term Bond Fund,
Class Y 5,026,968 63,956,925 1,258,590 (13,033,897) (1,045,731) (3,530,504) 47,605,383 1,258,590 —
Nationwide Risk-Based
International Equity ETF – 11,642,153 — (10,109,287) (497,587) (1,035,279) — 84,582 —
Nationwide Risk-Based U.S.
Equity ETF – 16,256,753 — (14,651,530) 4,769,415 (6,374,638) — 69,212 352,270
Nationwide Contract ∞(a) $– 166,248,172 2,117,943 (168,366,115) — — — 2,117,942 —
Total 1,512,684,706 134,845,128 (372,344,927) (20,979,623) (220,271,314) 1,033,933,970 21,118,567 9,001,431
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 47,356,756 587,147,634 91,257,768 (48,224,425) (12,390,283) (105,864,159) 511,926,535 — —
NVIT Emerging Markets
Fund, Class Y 5,027,134 64,510,842 3,754,241 (248,491) (80,059) (16,508,951) 51,427,582 686,083 —
NVIT International Index
Fund, Class Y 16,853,243 265,280,516 14,649,133 (73,015,112) (3,891,264) (47,299,308) 155,723,965 7,278,981 —
NVIT Mid Cap Index Fund,
Class Y 1,743,499 40,171,693 8,941,492 (4,497,560) 238,081 (14,516,832) 30,336,874 420,499 8,520,994
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,129,444 74,808,318 1,851,336 (11,585,369) (1,409,015) (9,787,457) 53,877,813 1,851,334 —
NVIT Bond Index Fund,
Class Y 19,351,481 237,509,883 9,416,578 (37,487,245) (4,322,925) (31,146,478) 173,969,813 4,451,437 1,400,264
NVIT Short Term Bond Fund,
Class Y 2,235,170 30,314,329 560,886 (7,604,576) (563,627) (1,539,948) 21,167,064 560,887 —
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 51,963,650 — (43,148,094) 10,885,518 (19,701,074) — 202,972 1,059,444
Nationwide Risk-Based
International Equity ETF – 11,015,487 — (9,565,131) (530,983) (919,373) — 80,029 —
Nationwide Contract ∞(a) $– 52,648,917 635,638 (53,284,555) — — — 635,638 —
Total 1,415,371,269 131,067,072 (288,660,558) (12,064,557) (247,283,580) 998,429,646 16,167,860 10,980,702

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 111
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 11,988,766 136,057,861 32,364,859 (11,757,677) (3,420,872) (23,645,613) 129,598,558 — —
NVIT Emerging Markets
Fund, Class Y 1,371,294 16,202,087 3,155,206 (1,382,286) (351,943) (3,594,727) 14,028,337 172,357 —
NVIT International Index
Fund, Class Y 4,838,675 69,233,026 3,652,930 (15,746,512) (1,566,093) (10,863,996) 44,709,355 1,900,577 —
NVIT Mid Cap Index Fund,
Class Y 399,575 8,470,232 2,269,691 (705,260) (7,404) (3,074,657) 6,952,602 96,388 1,874,884
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 3,437,534 39,354,585 2,082,805 (5,059,472) (786,975) (5,375,016) 30,215,927 1,032,771 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 165,006 1,952,839 162,873 (282,033) (45,131) (298,543) 1,490,005 110,372 —
NVIT Bond Index Fund,
Class Y 9,952,680 117,321,938 6,207,241 (15,668,224) (2,415,576) (15,970,788) 89,474,591 2,303,680 758,317
NVIT Short Term Bond Fund,
Class Y 1,566,460 19,582,995 923,362 (4,218,766) (335,733) (1,117,480) 14,834,378 398,345 —
Nationwide Risk-Based
International Equity ETF – 3,573,532 — (3,103,023) (169,862) (300,647) — 25,962 —
Nationwide Risk-Based U.S.
Equity ETF – 4,989,330 — (4,494,974) 1,464,207 (1,958,563) — 21,236 108,086
Nationwide Contract ∞(a) $– 51,613,238 1,775,761 (53,388,999) — — — 729,348 —
Total 468,351,663 52,594,728 (115,807,226) (7,635,382) (66,200,030) 331,303,753 6,791,036 2,741,287
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 36,187,474 419,051,228 87,598,086 (31,097,991) (9,058,139) (75,306,595) 391,186,589 — —
NVIT Emerging Markets
Fund, Class Y 4,313,172 52,015,736 8,716,326 (3,817,382) (1,076,735) (11,714,199) 44,123,746 549,576 —
NVIT International Index
Fund, Class Y 13,855,796 203,225,199 9,362,315 (48,076,411) (4,399,154) (32,084,396) 128,027,553 5,457,348 —
NVIT Mid Cap Index Fund,
Class Y 1,061,104 22,966,636 5,798,229 (1,940,147) (23,940) (8,337,564) 18,463,214 256,452 5,058,911
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 7,359,268 85,997,051 4,023,198 (11,803,731) (2,042,908) (11,485,643) 64,687,967 2,247,483 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 403,695 4,876,789 374,906 (751,335) (123,109) (731,883) 3,645,368 273,436 —
NVIT Bond Index Fund,
Class Y 20,377,151 245,185,173 11,382,397 (34,877,385) (5,863,896) (32,635,698) 183,190,591 4,728,207 1,580,714
NVIT Short Term Bond Fund,
Class Y 1,916,272 24,453,047 996,586 (5,488,001) (439,870) (1,374,668) 18,147,094 489,239 —
Nationwide Risk-Based
International Equity ETF – 8,959,788 — (7,780,394) (430,345) (749,049) — 65,058 —
Nationwide Risk-Based U.S.
Equity ETF – 12,509,600 — (11,268,269) 3,666,968 (4,908,299) — 53,489 272,244
Nationwide Contract ∞(a) $– 85,932,915 2,488,320 (88,421,235) — — — 1,190,107 —
Total 1,165,173,162 130,740,363 (245,322,281) (19,791,128) (179,327,994) 851,472,122 15,310,395 6,911,869
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

112 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at
www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.
nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 78,435,674 $ 72,331,656
Investor Destinations Moderately Aggressive 162,576,938 219,109,840
Investor Destinations Moderate 255,292,356 545,938,098
Investor Destinations Moderately Conservative 86,672,911 212,976,919
Investor Destinations Conservative 102,763,802 239,359,603
Investor Destinations Balanced 173,920,388 380,207,874
Investor Destinations Capital Appreciation 151,942,496 295,292,021
Investor Destinations Managed Growth & Income 65,245,713 117,900,796
Investor Destinations Managed Growth 152,178,949 250,977,500
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 113
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 3,313,140 $ 87,932,067 $ 91,245,207 $ – $ 91,245,207
Investor Destinations Moderately Aggressive 1,197,119 329,475,043 330,672,162 – 330,672,162
Investor Destinations Moderate 1,805,384 596,352,449 598,157,833 – 598,157,833
Investor Destinations Moderately
Conservative 167,072 113,370,828 113,537,900 – 113,537,900
Investor Destinations Conservative 13,949 42,775,557 42,789,506 – 42,789,506
Investor Destinations Balanced 404 270,296,373 270,296,777 – 270,296,777
Investor Destinations Capital Appreciation 1,594,837 400,671,297 402,266,134 – 402,266,134
Investor Destinations Managed Growth &
Income 273 46,509,256 46,509,529 – 46,509,529
Investor Destinations Managed Growth 566 188,296,865 188,297,431 – 188,297,431
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

114 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 1,088,992 $ 5,876,359 $ 6,965,351 $ – $ 6,965,351
Investor Destinations Moderately Aggressive 2,001,083 17,863,068 19,864,151 – 19,864,151
Investor Destinations Moderate 4,868,046 28,516,032 33,384,078 – 33,384,078
Investor Destinations Moderately
Conservative 1,750,187 6,607,835 8,358,022 – 8,358,022
Investor Destinations Conservative 2,088,611 3,940,005 6,028,616 – 6,028,616
Investor Destinations Balanced 5,059,703 13,376,621 18,436,324 – 18,436,324
Investor Destinations Capital Appreciation 2,563,686 22,582,335 25,146,021 – 25,146,021
Investor Destinations Managed Growth &
Income 4,215,011 8,602,665 12,817,676 – 12,817,676
Investor Destinations Managed Growth 16,265,780 32,636,688 48,902,468 – 48,902,468
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 3,430,649 $ 3,943,872 $ 7,374,521 $ – $ – $ (69,100,613) $ (61,726,092)
Investor Destinations Moderately
Aggressive 9,942,821 10,189,808 20,132,629 – – (192,681,214) (172,548,585)
Investor Destinations Moderate 22,183,145 – 22,183,145 – (13,918,731) (368,955,166) (360,690,752)
Investor Destinations Moderately
Conservative 9,566,746 – 9,566,746 – (2,195,588) (100,436,067) (93,064,909)
Investor Destinations Conservative 10,229,627 – 10,229,627 – (2,490,780) (82,554,728) (74,815,881)
Investor Destinations Balanced 16,676,363 – 16,676,363 – (8,085,457) (219,855,375) (211,264,469)
Investor Destinations Capital
Appreciation 11,933,195 1,050,564 12,983,759 – – (206,968,622) (193,984,863)
Investor Destinations Managed
Growth & Income 5,693,933 – 5,693,933 – (11,930,200) (69,050,329) (75,286,596)
Investor Destinations Managed
Growth 12,496,240 – 12,496,240 – (27,270,654) (187,913,755) (202,688,169)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 390,582,372 $ 2,664,704 $ (71,765,317) $ (69,100,613)
Investor Destinations Moderately Aggressive 1,109,305,446 17,353,539 (210,034,753) (192,681,214)
Investor Destinations Moderate 2,242,348,439 27,948,914 (396,904,080) (368,955,166)
Investor Destinations Moderately Conservative 704,050,582 5,350,632 (105,786,699) (100,436,067)
Investor Destinations Conservative 634,030,622 2,453,792 (85,008,520) (82,554,728)
Investor Destinations Balanced 1,457,358,835 5,951,724 (225,807,099) (219,855,375)
Investor Destinations Capital Appreciation 1,315,502,605 24,974,281 (231,942,903) (206,968,622)
Investor Destinations Managed Growth & Income 460,666,269 2,306,446 (69,497,471) (67,191,025)
Investor Destinations Managed Growth 1,159,412,998 4,632,933 (187,917,745) (183,284,812)
Fund Amount
Investor Destinations Moderate $ (13,918,731)

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 115
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Investor Destinations Moderately Conservative (2,195,588)
Investor Destinations Conservative (2,490,780)
Investor Destinations Balanced (8,085,457)
Investor Destinations Managed Growth & Income (11,930,200)
Investor Destinations Managed Growth (27,270,654)

116 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Investor Destinations Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December
31, 2022, and for NVIT Investor Destinations Conservative Fund, the statements of cash flows for the year ended December
31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022, for NVIT
Investor Destinations Conservative Fund, the results of its cash flow for the year then ended, and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Investor Destinations Funds - December 31, 2022 (Unaudited) - Supplemental Information - 117
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and any Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i)
by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might not have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

118 - Supplemental Information - December 31, 2022 (Unaudited) - Investor Destinations Funds
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2022 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2022, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and any Sub-Adviser.
• The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser (if applicable); reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s and any Sub-Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment processes; the Adviser’s risk assessment and risk management capabilities;
and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Adviser (if applicable).
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that, although each Fund other than NVIT Investor Destinations Managed Growth & Income Fund and
NVIT Investor Destinations Managed Growth Fund was shown to pay actual management fees higher than its peer group median, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median, except in the case of NVIT Investor Destinations Moderately Aggressive Fund, whose total expense ratio was less than three basis points above the median and within the third quintile of its peer group.  The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. The Trustees judged that the level of the Funds’ management fees was not so high as to be inconsistent with continuation of the Advisory Agreements.
The Trustees noted that each Fund other than NVIT Investor Destinations Managed Growth Fund was shown to have experienced three-year performance for the period ended June 30, 2022 below its peer group median. The Trustees considered that NVIT
Investor Destinations Managed Growth Fund’s three-year performance for the period ended June 30, 2022 was in the third quintile

Investor Destinations Funds - December 31, 2022 (Unaudited) - Supplemental Information - 119
of its peer group and above the peer median. With respect to NVIT Investor Destinations Conservative Fund and NVIT Investor
Destinations Managed Growth & Income Fund, the Trustees considered that investment performance of each Fund had improved to the first or second quintile, respectively, of its peer group for the one-year period ended June 30, 2022.  As to the NVIT Investor
Destination Funds generally, the Trustees considered the Adviser’s statement that the Funds underperformed due to a number of factors, including asset allocations within the Funds and the performance of the specific underlying funds in which the Funds invested. The Trustees considered changes that the Adviser has made to the Funds’ asset allocations and that it expects to make going forward in an effort to improve the Funds’ performance.
In addition, as to NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income
Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its peers under various market conditions including market conditions experienced by the Funds in recent years, but that the overlay is performing as intended.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 8.40%
Investor Destinations Moderately Aggressive 6.47
Investor Destinations Moderate 2.68
Investor Destinations Moderately Conservative 1.80
Investor Destinations Conservative 0.39
Investor Destinations Balanced 2.08
Investor Destinations Capital Appreciation 3.56
Investor Destinations Managed Growth & Income 1.51
Investor Destinations Managed Growth 2.04
Fund Amount
Investor Destinations Aggressive $ 87,932,067
Investor Destinations Moderately Aggressive 329,475,043
Investor Destinations Moderate 596,352,449
Investor Destinations Moderately Conservative 113,370,828
Investor Destinations Conservative 42,775,557
Investor Destinations Balanced 270,296,373
Investor Destinations Capital Appreciation 400,671,297
Investor Destinations Managed Growth & Income 46,509,256
Investor Destinations Managed Growth 188,296,865

120 - Supplemental Information - December 31, 2022 (Unaudited) - Investor Destinations Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Investor Destinations Aggressive $ 1,608,755 $ 0.0433
Investor Destinations Moderately Aggressive 4,181,413 0.0356
Investor Destinations Moderate 6,636,854 0.0272
Investor Destinations Moderately Conservative 1,569,553 0.0225
Investor Destinations Conservative 727,184 0.0116
Investor Destinations Balanced 3,802,731 0.0362
Investor Destinations Capital Appreciation 4,449,045 0.0438
Investor Destinations Managed Growth & Income 1,241,998 0.0277
Investor Destinations Managed Growth 3,356,799 0.0295
Fund Amount Per Share
Investor Destinations Aggressive $ 235,357 $ 0.0063
Investor Destinations Moderately Aggressive 590,660 0.0050
Investor Destinations Moderate 899,324 0.0037
Investor Destinations Moderately Conservative 178,471 0.0026
Investor Destinations Conservative 90,774 0.0015
Investor Destinations Balanced 486,752 0.0046
Investor Destinations Capital Appreciation 603,527 0.0059
Investor Destinations Managed Growth & Income 152,109 0.0034
Investor Destinations Managed Growth 443,119 0.0039

Investor Destinations Funds - December 31, 2022 - Management Information - 121
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

122 - Management Information - December 31, 2022 - Investor Destinations Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - December 31, 2022 - Management Information - 123
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

124 - Market Index Definitions - December 31, 2022 - Investor Destinations Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Investor Destinations Funds - December 31, 2022 - Market Index Definitions - 125
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

126 - Market Index Definitions - December 31, 2022 - Investor Destinations Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Investor Destinations Funds - December 31, 2022 - Market Index Definitions - 127
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

128 - Market Index Definitions - December 31, 2022 - Investor Destinations Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 49
Statements of Investments 52
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Financial Highlights 80
Notes to Financial Statements 89
Report of Independent Registered Public Accounting Firm 107
Supplemental Information 108
Management Information 113
Market Index Definitions 116

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Aggressive Fund Class II returned -15.22% versus -15.93%
for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Allocation--85%+ Equity (consisting of 57 investments as of December 31, 2022), was -17.85% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT GS International Equity Insights Fund, Nationwide International
Small Cap Fund, and the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.29%, -23.16%, and -19.59%
respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, Nationwide Bond Fund, and the underlying NVIT Core Bond Fund returned 1.64%, -14.86%, and -14.58%
respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

NVIT Blueprint
SM
Aggressive Fund - December 31, 2022 - Fund Commentary - 5
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
Asset Allocation
1
Equity Funds 90.2%
Fixed Income Funds 9.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 39.4%
NVIT U.S. 130/30 Equity Fund, Class Y 16.6%
NVIT GS International Equity Insights Fund, Class Y 14.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.9%
Nationwide International Small Cap Fund, Class R6 6.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.9%
NVIT Core Bond Fund, Class Y 4.0%
Nationwide Bond Fund, Class R6 0.8%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2022 - Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (15.23)% 4.95% 8.23% 3/27/2008
Class II (15.22)% 4.86% 8.15% 3/27/2008
Morningstar
®
Aggressive
Target Risk Index (15.93)% 5.25% 8.38%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.13% 1.03%
Class II 1.38% 1.12%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Aggressive Fund versus performance
of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 9
For the annual period ended December 31, 2022, the NVIT Blueprint Moderately Aggressive Fund Class II returned -15.13%
versus -15.48% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--70% to 85% Equity (consisting of 142 investments as of December
31, 2022), was -16.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT GS International Equity Insights Fund, NVIT BNY Mellon Core
Plus Bond Fund, and the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.29%, -13.44%, and -19.59%
respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted negative returns. The underlying NVIT
U.S. 130/30 Equity Fund, Nationwide Bond Fund, and the underlying NVIT GS Small Cap Equity Insights Fund returned 1.64%,
-14.86%, and -19.68% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

10 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Aggressive Fund
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 11
Asset Allocation
1
Equity Funds 81.1%
Fixed Income Funds 18.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 36.1%
NVIT U.S. 130/30 Equity Fund, Class Y 15.6%
NVIT GS International Equity Insights Fund, Class Y 13.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 9.7%
NVIT Core Bond Fund, Class Y 7.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.4%
Nationwide International Small Cap Fund, Class R6 5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.5%
Nationwide Bond Fund, Class R6 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

12 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (15.01)% 4.57% 7.39% 3/27/2008
Class II (15.13)% 4.47% 7.30% 3/27/2008
Morningstar
®
Moderately
Aggressive Target Risk
Index (15.48)% 4.64% 7.31%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.07% 0.97%
Class II 1.32% 1.06%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Aggressive Fund versus
performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Moderate Fund Class II returned -14.13% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was -15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT Short Term Bond Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%,
-12.84%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*The Fund changed its benchmark on April 30, 2018, from the Russell 3000 Index to the Morningstar Moderate Target Risk Index
to more accurately reflect the allocation between equity and fixed-income securities held by the Fund.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Blueprint
SM
Moderate Fund - December 31, 2022 - Fund Commentary - 15
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
Asset Allocation
1
Equity Funds 61.2%
Fixed Income Funds 38.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 28.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.6%
NVIT Core Bond Fund, Class Y 13.5%
NVIT U.S. 130/30 Equity Fund, Class Y 12.4%
NVIT GS International Equity Insights Fund, Class Y 8.9%
NVIT Short Term Bond Fund, Class Y 5.9%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.7%
Nationwide International Small Cap Fund, Class R6 3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.7%
Nationwide Bond Fund, Class R6 2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Moderate Fund - December 31, 2022 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.08)% 3.53% 5.88% 3/27/2008
Class II (14.13)% 3.43% 5.79% 3/27/2008
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.89%
Class II 1.24% 0.98%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderate Fund versus performance of the
Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 19
For the annual period ended December 31, 2022, the NVIT Blueprint Moderately Conservative Fund Class II returned -13.07%
versus -13.85% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of
December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 12 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, Nationwide Inflation-Protection Securities Fund, and the underlying NVIT DoubleLine Total Return Tactical
Fund returned 1.64%, -12.20%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

20 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Conservative Fund
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 21
Asset Allocation
1
Fixed Income Funds 60.0%
Equity Funds 40.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 20.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 19.0%
NVIT GS Large Cap Equity Insights Fund, Class Y 18.2%
NVIT Short Term Bond Fund, Class Y 12.9%
NVIT U.S. 130/30 Equity Fund, Class Y 8.2%
NVIT GS International Equity Insights Fund, Class Y 7.1%
Nationwide Bond Fund, Class R6 4.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.0%
Other Holdings 3.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.05)% 2.46% 4.24% 3/27/2008
Class II (13.07)% 2.39% 4.15% 3/27/2008
Morningstar
®
Moderately
Conservative Target Risk
Index (13.85)% 2.79% 4.31%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.95% 0.85%
Class II 1.20% 0.94%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Conservative Fund versus
performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/22. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Conservative Fund Class II returned -12.07% versus -13.15%
for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Allocation--15% to 30% Equity (consisting of 56 investments as of December 31, 2022), was -13.35%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT GS Small Cap Equity Insights Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%, -19.68%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

NVIT Blueprint
SM
Conservative Fund - December 31, 2022 - Fund Commentary - 25
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
Asset Allocation
1
Fixed Income Funds 80.2%
Equity Funds 19.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 24.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 24.0%
NVIT Short Term Bond Fund, Class Y 20.0%
NVIT GS Large Cap Equity Insights Fund, Class Y 9.5%
Nationwide Bond Fund, Class R6 5.5%
NVIT GS International Equity Insights Fund, Class Y 4.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.0%
NVIT U.S. 130/30 Equity Fund, Class Y 4.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 1.9%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Conservative Fund - December 31, 2022 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (11.97)% 1.36% 2.55% 3/27/2008
Class II (12.07)% 1.26% 2.46% 3/27/2008
Morningstar
®
Conservative
Target Risk Index (13.15)% 1.38% 2.38%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.88% 0.78%
Class II 1.13% 0.87%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Conservative Fund versus performance
of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Fund Commentary - 29
For the annual period ended December 31, 2022, the NVIT Blueprint Balanced Fund Class II returned -13.70% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT GS Small Cap Equity Insights Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%, -19.68%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

30 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Balanced Fund
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Fund Commentary - 31
Asset Allocation
1
Fixed Income Funds 50.0%
Equity Funds 50.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 22.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.0%
NVIT Core Bond Fund, Class Y 17.0%
NVIT Short Term Bond Fund, Class Y 10.0%
NVIT U.S. 130/30 Equity Fund, Class Y 9.7%
NVIT GS International Equity Insights Fund, Class Y 9.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.3%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

32 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Balanced Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.60)% 2.85% 4.97% 3/27/2008
Class II (13.70)% 2.74% 4.88% 3/27/2008
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.87%
Class II 1.22% 0.96%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Balanced Fund versus performance of
the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Capital Appreciation Fund Class II returned -15.05% versus
-14.77% for its benchmark, the Morningstar Moderate Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was -15.51%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT Short Term Bond Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%,
-12.84%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 35
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
Asset Allocation
1
Equity Funds 70.2%
Fixed Income Funds 29.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 33.3%
NVIT U.S. 130/30 Equity Fund, Class Y 12.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 11.9%
NVIT Core Bond Fund, Class Y 11.9%
NVIT GS International Equity Insights Fund, Class Y 10.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.6%
Nationwide International Small Cap Fund, Class R6 4.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.6%
NVIT Short Term Bond Fund, Class Y 3.0%
Nationwide Bond Fund, Class R6 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 37
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.95)% 3.98% 6.64% 3/27/2008
Class II (15.05)% 3.89% 6.54% 3/27/2008
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.92%
Class II 1.27% 1.01%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

38 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Capital Appreciation Fund versus
performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 39
For the annual period ended December 31, 2022, the NVIT Blueprint Managed Growth & Income Fund Class II returned -13.82%
versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of December 31, 2022), was
-14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund seeks a high level of total return through investments in both equity and fixed income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the
NVIT Blueprint Balanced Fund underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the
Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the
Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 65%
or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchange-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund, which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve
(“Fed”) raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT GS Small Cap Equity Insights Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%, -19.68%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500® Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increase was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This volatility provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange, FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During Q2 2022, the portfolio management team added to its holdings in the NVIT Core Bond Fund and the NVIT Core Plus Bond
Fund, at the expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity, which was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

40 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth & Income Fund
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 41
Asset Allocation
1
Equity Funds 51.7%
Fixed Income Funds 43.4%
Futures Contracts 0.3%
Other assets in excess of liabilities 4.6%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 23.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 16.3%
NVIT Core Bond Fund, Class Y 15.4%
NVIT U.S. 130/30 Equity Fund, Class Y 12.8%
NVIT GS International Equity Insights Fund, Class Y 9.7%
NVIT Short Term Bond Fund, Class Y 9.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
Nationwide Bond Fund, Class R6 3.1%
Nationwide International Small Cap Fund, Class R6 2.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

42 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth & Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.61)% 1.29% 2.76% 4/30/2014
Class II (13.82)% 1.07% 3.22% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.35%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.83%
Class II 1.25% 1.03%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 43
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth & Income Fund versus
performance of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

44 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Managed Growth Fund Class II returned -15.23% versus
-14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was
-15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Blueprint Moderate Fund underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a “volatility overlay”
sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchange-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund, which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar as the Federal Reserve
(“Fed”) raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted negative returns. The underlying NVIT
U.S. 130/30 Equity Fund, NVIT Short Term Bond Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned
1.64%, -12.84%, and -5.32%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange,
FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, in order to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights Fund.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2022 - Fund Commentary - 45
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

46 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
Asset Allocation
1
Equity Funds 61.4%
Fixed Income Funds 33.3%
Futures Contracts 0.2%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 29.5%
NVIT U.S. 130/30 Equity Fund, Class Y 16.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 14.1%
NVIT Core Bond Fund, Class Y 12.3%
NVIT GS International Equity Insights Fund, Class Y 8.9%
NVIT Short Term Bond Fund, Class Y 5.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.2%
Nationwide International Small Cap Fund, Class R6 2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.5%
Nationwide Bond Fund, Class R6 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2022 - Fund Commentary - 47
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (15.08)% 2.63% 3.76% 4/30/2014
Class II (15.23)% 2.41% 4.20% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.35%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.83%
Class II 1.27% 1.03%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

48 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth Fund versus performance
of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Blueprint Funds - December 31, 2022 - Shareholder Expense Example - 49
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,026.30 1.63 0.32
Hypothetical
(c)(d)
1,000.00 1,023.59 1.63 0.32
Class II Shares
Actual
(c)
1,000.00 1,026.40 2.09 0.41
Hypothetical
(c)(d)
1,000.00 1,023.14 2.09 0.41
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,021.90 1.53 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,020.80 1.99 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39

50 - Shareholder Expense Example - December 31, 2022 - Blueprint Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,010.00 1.47 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,009.10 1.92 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 999.50 1.51 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 999.50 1.97 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 989.20 1.45 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 988.20 1.90 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,004.90 1.47 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,004.00 1.92 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,014.30 1.47 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,013.30 1.93 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 982.20 1.25 0.25
Hypothetical
(c)(d)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(c)
1,000.00 981.10 2.25 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45

Blueprint Funds - December 31, 2022 - Shareholder Expense Example - 51
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 971.10 1.09 0.22
Hypothetical
(c)(d)
1,000.00 1,024.10 1.12 0.22
Class II Shares
Actual
(c)
1,000.00 970.10 2.09 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

52 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 100 .1%
Shares Value ($)
Equity Funds 90.2%
Nationwide International Small
Cap Fund, Class R6(a) 1,283,127 11,163,201
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,748,196 12,814,277
NVIT GS International Equity
Insights Fund, Class Y(a) 2,680,650 23,482,494
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,892,530 63,962,678
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 886,906 7,911,199
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,095,971 27,038,022
Total Equity Funds
(cost $159,111,797) 146,371,871
Investment Companies
Shares Value ($)
Fixed Income Funds 9.9%
Nationwide Bond Fund, Class
R6(a) 191,330 1,557,425
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 843,900 8,092,999
NVIT Core Bond Fund, Class
Y(a) 717,310 6,434,275
Total Fixed Income Funds
(cost $18,778,023) 16,084,699
Total Investment Companies
(cost $177,889,820) 162,456,570
Total Investments
(cost $177,889,820) — 100.1% 162,456,570
Liabilities in excess of other assets — (0.1)% (86,552)
NET ASSETS — 100.0% $ 162,370,018
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Statement of Investments - 53
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 81.1%
Nationwide International Small
Cap Fund, Class R6(a) 2,520,147 21,925,275
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,399,457 24,918,018
NVIT GS International Equity
Insights Fund, Class Y(a) 5,762,523 50,479,697
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 15,149,761 140,589,786
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,944,505 17,344,988
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,708,806 60,743,592
Total Equity Funds
(cost $334,900,568) 316,001,356
Investment Companies
Shares Value ($)
Fixed Income Funds 18.9%
Nationwide Bond Fund, Class
R6(a) 766,938 6,242,872
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,919,017 37,583,373
NVIT Core Bond Fund, Class
Y(a) 3,304,857 29,644,567
Total Fixed Income Funds
(cost $86,749,425) 73,470,812
Total Investment Companies
(cost $421,649,993) 389,472,168
Total Investments
(cost $421,649,993) — 100.0% 389,472,168
Liabilities in excess of other assets — 0.0%
†
(162,747)
NET ASSETS — 100.0% $ 389,309,421
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 61.2%
Nationwide International Small
Cap Fund, Class R6(a) 6,612,860 57,531,878
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 14,751,467 108,128,251
NVIT GS International Equity
Insights Fund, Class Y(a) 19,168,031 167,911,950
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 58,021,865 538,442,904
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 5,809,182 51,817,906
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 18,202,804 234,816,176
Total Equity Funds
(cost $1,220,252,929) 1,158,649,065
Investment Companies
Shares Value ($)
Fixed Income Funds 38.8%
Nationwide Bond Fund, Class
R6(a) 5,484,356 44,642,661
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 30,845,545 295,808,773
NVIT Core Bond Fund, Class
Y(a) 28,596,740 256,512,758
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,269,683 27,269,157
NVIT Short Term Bond Fund,
Class Y(a) 11,798,694 111,733,631
Total Fixed Income Funds
(cost $863,358,283) 735,966,980
Total Investment Companies
(cost $2,083,611,212) 1,894,616,045
Total Investments
(cost $2,083,611,212) — 100.0% 1,894,616,045
Liabilities in excess of other assets — 0.0%
†
(730,095)
NET ASSETS — 100.0% $ 1,893,885,950
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Statement of Investments - 55
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 40.0%
Nationwide International Small
Cap Fund, Class R6(a) 988,060 8,596,124
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,483,790 18,206,181
NVIT GS International Equity
Insights Fund, Class Y(a) 4,429,128 38,799,162
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,789,998 100,131,185
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 963,691 8,596,124
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,498,335 45,128,523
Total Equity Funds
(cost $230,636,062) 219,457,299
Investment Companies
Shares Value ($)
Fixed Income Funds 60.0%
Nationwide Bond Fund, Class
R6(a) 2,680,458 21,818,926
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,255,504 11,337,201
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,882,332 104,361,563
NVIT Core Bond Fund, Class
Y(a) 12,256,112 109,937,327
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,329,826 11,090,749
NVIT Short Term Bond Fund,
Class Y(a) 7,507,523 71,096,241
Total Fixed Income Funds
(cost $381,039,786) 329,642,007
Total Investment Companies
(cost $611,675,848) 549,099,306
Total Investments
(cost $611,675,848) — 100.0% 549,099,306
Liabilities in excess of other assets — 0.0%
†
(231,674)
NET ASSETS — 100.0% $ 548,867,632
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 19.8%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,301,824 9,542,372
NVIT GS International Equity
Insights Fund, Class Y(a) 2,598,115 22,759,490
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,778,407 53,623,613
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 327,637 2,922,518
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,755,794 22,649,738
Total Equity Funds
(cost $114,061,410) 111,497,731
Investment Companies
Shares Value ($)
Fixed Income Funds 80.2%
Nationwide Bond Fund, Class
R6(a) 3,824,012 31,127,460
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,517,713 22,734,950
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 14,072,681 134,957,010
NVIT Core Bond Fund, Class
Y(a) 15,049,089 134,990,331
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,717,390 14,323,032
NVIT Short Term Bond Fund,
Class Y(a) 11,905,848 112,748,385
Total Fixed Income Funds
(cost $516,710,887) 450,881,168
Total Investment Companies
(cost $630,772,297) 562,378,899
Total Investments
(cost $630,772,297) — 100.0% 562,378,899
Liabilities in excess of other assets — 0.0%
†
(233,588)
NET ASSETS — 100.0% $ 562,145,311
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Statement of Investments - 57
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 50.0%
Nationwide International Small
Cap Fund, Class R6(a) 4,743,284 41,266,570
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 9,429,052 69,114,954
NVIT GS International Equity
Insights Fund, Class Y(a) 16,584,668 145,281,692
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 38,277,575 355,215,893
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,728,736 33,260,321
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,079,444 155,824,822
Total Equity Funds
(cost $844,641,865) 799,964,252
Investment Companies
Shares Value ($)
Fixed Income Funds 50.0%
Nationwide Bond Fund, Class
R6(a) 6,912,094 56,264,443
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 30,028,534 287,973,642
NVIT Core Bond Fund, Class
Y(a) 30,362,410 272,350,816
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,942,638 24,541,602
NVIT Short Term Bond Fund,
Class Y(a) 16,896,993 160,014,524
Total Fixed Income Funds
(cost $933,001,154) 801,145,027
Total Investment Companies
(cost $1,777,643,019) 1,601,109,279
Total Investments
(cost $1,777,643,019) — 100.0% 1,601,109,279
Liabilities in excess of other assets — 0.0%
†
(625,893)
NET ASSETS — 100.0% $ 1,600,483,386
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 70.2%
Nationwide International Small
Cap Fund, Class R6(a) 10,030,593 87,266,155
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 16,938,109 124,156,337
NVIT GS International Equity
Insights Fund, Class Y(a) 21,775,948 190,757,305
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 67,780,278 629,000,982
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 7,654,610 68,279,124
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,697,890 228,302,776
Total Equity Funds
(cost $1,414,947,596) 1,327,762,679
Investment Companies
Shares Value ($)
Fixed Income Funds 29.8%
Nationwide Bond Fund, Class
R6(a) 4,517,461 36,772,132
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,514,182 225,501,010
NVIT Core Bond Fund, Class
Y(a) 25,077,955 224,949,255
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,238,118 18,665,902
NVIT Short Term Bond Fund,
Class Y(a) 6,000,936 56,828,862
Total Fixed Income Funds
(cost $663,251,523) 562,717,161
Total Investment Companies
(cost $2,078,199,119) 1,890,479,840
Total Investments
(cost $2,078,199,119) — 100.0% 1,890,479,840
Liabilities in excess of other assets — 0.0%
†
(729,584)
NET ASSETS — 100.0% $ 1,889,750,256
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Statement of Investments - 59
Investment Companies 95 .1%
Shares Value ($)
Equity Funds 51.7%
Nationwide International Small
Cap Fund, Class R6(a) 1,261,046 10,971,102
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,509,574 18,395,174
NVIT GS International Equity
Insights Fund, Class Y(a) 5,158,257 45,186,332
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,691,724 108,499,195
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,068,095 9,527,412
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,608,649 59,451,571
Total Equity Funds
(cost $262,435,805) 252,030,786
Investment Companies
Shares Value ($)
Fixed Income Funds 43.4%
Nationwide Bond Fund, Class
R6(a) 1,769,674 14,405,147
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,897,840 75,740,289
NVIT Core Bond Fund, Class
Y(a) 7,978,351 71,565,804
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 752,406 6,275,066
NVIT Short Term Bond Fund,
Class Y(a) 4,602,391 43,584,646
Total Fixed Income Funds
(cost $244,809,193) 211,570,952
Total Investment Companies
(cost $507,244,998) 463,601,738
Total Investments
(cost $507,244,998) — 95.1% 463,601,738
Other assets in excess of liabilities — 4.9% 23,803,103
NET ASSETS — 100.0% $ 487,404,841
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (160) 3/2023 USD (15,595,200) 268,184
Russell 2000 E-Mini Index (34) 3/2023 USD (3,010,530) 88,333
S&P 500 E-Mini Index (131) 3/2023 USD (25,289,550) 780,554
S&P Midcap 400 E-Mini Index (27) 3/2023 USD (6,595,020) 151,211
Net contracts 1,288,282
As of December 31, 2022, the Fund had $2,899,947 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 61.4%
Nationwide International Small
Cap Fund, Class R6(a) 3,391,099 29,502,562
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,581,469 55,572,169
NVIT GS International Equity
Insights Fund, Class Y(a) 10,910,773 95,578,375
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 34,100,212 316,449,964
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,997,325 26,736,141
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,319,653 171,823,530
Total Equity Funds
(cost $724,986,560) 695,662,741
Investment Companies
Shares Value ($)
Fixed Income Funds 33.3%
Nationwide Bond Fund, Class
R6(a) 2,829,592 23,032,876
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,796,054 151,484,158
NVIT Core Bond Fund, Class
Y(a) 14,755,095 132,353,205
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,695,315 14,138,924
NVIT Short Term Bond Fund,
Class Y(a) 6,003,321 56,851,450
Total Fixed Income Funds
(cost $441,665,098) 377,860,613
Total Investment Companies
(cost $1,166,651,658) 1,073,523,354
Total Investments
(cost $1,166,651,658) — 94.7% 1,073,523,354
Other assets in excess of liabilities — 5.3% 60,524,907
NET ASSETS — 100.0% $ 1,134,048,261
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (749) 3/2023 USD (73,005,030) 654,380
Russell 2000 E-Mini Index (172) 3/2023 USD (15,229,740) 130,706
S&P 500 E-Mini Index (670) 3/2023 USD (129,343,500) 1,574,942
S&P Midcap 400 E-Mini Index (145) 3/2023 USD (35,417,700) 209,070
Net contracts 2,569,098
As of December 31, 2022, the Fund had $14,595,357 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 162,456,570
Receivable for investments sold 12,986
Receivable for capital shares issued 15,133
Prepaid expenses 203
Total Assets 162,484,892
Liabilities:
Payable for capital shares redeemed 28,119
Accrued expenses and other payables:
Investment advisory fees 13,994
Fund administration fees 13,836
Distribution fees 9,056
Administrative servicing fees 20,628
Accounting and transfer agent fees 135
Trustee fees 5
Custodian fees 4,259
Compliance program costs (Note 3) 185
Professional fees 5,620
Printing fees 11,523
Recoupment fees (Note 3) 6,300
Other 1,214
Total Liabilities 114,874
Net Assets $ 162,370,018
Cost of investment securities of affiliated issuers 177,889,820
Represented by:
Capital $ 149,838,994
Total distributable earnings (loss) 12,531,024
Net Assets $ 162,370,018

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 63
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 389,472,168 $ 1,894,616,045 $ 549,099,306 $ 562,378,899 $ 1,601,109,279
66,772 766,570 227,408 387,355 711,960
33,857 80,202 — — 2,796
457 1,908 528 621 1,619
389,573,254 1,895,464,725 549,327,242 562,766,875 1,601,825,654
100,628 846,772 227,408 387,355 714,756
35,606 160,263 47,547 48,659 137,473
18,142 46,665 21,183 21,432 41,122
23,391 143,780 42,282 43,220 122,967
51,044 253,715 73,720 74,428 214,235
279 1,537 422 428 1,292
87 13 27 79 64
12,346 67,107 19,619 19,706 57,133
443 2,160 623 639 1,824
6,569 16,449 7,380 7,440 14,925
13,212 24,593 14,371 14,481 23,370
— — — — —
2,086 15,721 5,028 3,697 13,107
263,833 1,578,775 459,610 621,564 1,342,268
$ 389,309,421 $ 1,893,885,950 $ 548,867,632 $ 562,145,311 $ 1,600,483,386
421,649,993 2,083,611,212 611,675,848 630,772,297 1,777,643,019
$ 351,297,087 $ 1,779,177,608 $ 549,173,046 $ 602,082,387 $ 1,572,791,904
38,012,334 114,708,342 (305,414) (39,937,076) 27,691,482
$ 389,309,421 $ 1,893,885,950 $ 548,867,632 $ 562,145,311 $ 1,600,483,386

64 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 45,598,718
Class II Shares 116,771,300
Total $ 162,370,018
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,139,911
Class II Shares 10,647,373
Total 14,787,284
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .01
Class II Shares $ 10 .97

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 89,199,012 $ 48,287,996 $ 6,282,168 $ 7,377,272 $ 22,508,903
300,110,409 1,845,597,954 542,585,464 554,768,039 1,577,974,483
$ 389,309,421 $ 1,893,885,950 $ 548,867,632 $ 562,145,311 $ 1,600,483,386
9,530,988 4,708,438 616,089 755,055 2,162,616
32,167,268 180,672,427 53,322,742 56,874,552 152,889,031
41,698,256 185,380,865 53,938,831 57,629,607 155,051,647
$ 9 .36 $ 10 .26 $ 10 .20 $ 9 .77 $ 10 .41
$ 9 .33 $ 10 .22 $ 10 .18 $ 9 .75 $ 10 .32

66 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,890,479,840
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable —
Receivable for investments sold 171,529
Receivable for capital shares issued 85,225
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,995
Total Assets 1,890,738,589
Liabilities:
Payable for capital shares redeemed 256,754
Accrued expenses and other payables:
Investment advisory fees 160,076
Fund administration fees 46,648
Distribution fees 144,258
Administrative servicing fees 253,137
Accounting and transfer agent fees 1,573
Trustee fees 19
Custodian fees 69,754
Compliance program costs (Note 3) 2,174
Professional fees 16,669
Printing fees 21,859
Other 15,412
Total Liabilities 988,333
Net Assets $ 1,889,750,256
Cost of investment securities of affiliated issuers 2,078,199,119
Represented by:
Capital $ 1,740,833,039
Total distributable earnings (loss) 148,917,217
Net Assets $ 1,889,750,256

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 463,601,738 $ 1,073,523,354
20,785,196 44,139,839
2,914,799 15,619,758
62,001 161,331
115,351 1,237,072
— 280
274,718 1,082,308
67,503 182,699
511 1,296
487,821,817 1,135,947,937
115,351 1,237,353
92,199 215,513
19,956 32,236
82,988 194,675
62,572 144,890
368 885
56 83
15,726 36,415
549 1,289
7,484 13,155
16,437 17,105
3,290 6,077
416,976 1,899,676
$ 487,404,841 $ 1,134,048,261
507,244,998 1,166,651,658
$ 507,044,036 $ 1,109,294,238
(19,639,195) 24,754,023
$ 487,404,841 $ 1,134,048,261

68 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 40,461,496
Class II Shares 1,849,288,760
Total $ 1,889,750,256
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,063,529
Class II Shares 186,100,602
Total 190,164,131
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .96
Class II Shares $ 9 .94

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 69
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 5,145,566 $ 7,648,060
482,259,275 1,126,400,201
$ 487,404,841 $ 1,134,048,261
491,497 689,544
46,318,283 102,187,204
46,809,780 102,876,748
$ 10 .47 $ 11 .09
$ 10 .41 $ 11 .02

70 - Statements of Operations - For the Year Ended December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,629,068
Total Income 4,629,068
EXPENSES:
Investment advisory fees 326,965
Fund administration fees 78,639
Distribution fees Class II Shares 296,188
Administrative servicing fees Class I Shares 67,509
Administrative servicing fees Class II Shares 177,714
Professional fees 13,647
Printing fees 6,157
Trustee fees 5,887
Custodian fees 8,061
Accounting and transfer agent fees 743
Compliance program costs (Note 3) 697
Recoupment fees (Note 3) 6,300
Other 1,380
Total expenses before fees waived and expenses reimbursed 989,887
Distribution fees waived - Class II (Note 3) (189,563)
Investment advisory fees waived (Note 3) (163,480)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 636,844
NET INVESTMENT INCOME 3,992,224
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 26,772,675
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,574,131)
Net realized gains (losses) 25,198,544
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (56,672,852)
Net change in unrealized appreciation/depreciation (56,672,852)
Net realized/unrealized gains (losses) (31,474,308)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (27,482,084)

Blueprint Funds - For the Year Ended December 31, 2022 - Statements of Operations - 71
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 11,331,686 $ 55,810,939 $ 16,024,940 $ 16,274,876 $ 46,097,779
11,331,686 55,810,939 16,024,940 16,274,876 46,097,779
827,800 4,078,208 1,212,108 1,238,897 3,499,843
132,941 492,575 174,513 177,508 425,420
805,223 5,056,529 1,499,238 1,529,012 4,350,182
137,711 75,616 9,565 11,805 34,482
483,135 3,033,845 899,511 917,362 2,610,031
22,617 84,769 29,147 29,579 73,405
5,646 10,295 8,495 6,668 11,438
14,817 73,575 21,481 22,001 62,395
20,619 101,200 28,349 28,543 85,054
1,446 6,473 2,039 2,089 5,546
1,724 8,570 2,512 2,582 7,293
— — — — —
7,896 42,474 12,747 12,346 36,060
2,461,575 13,064,129 3,899,705 3,978,392 11,201,149
(515,355) (3,236,213) (959,523) (978,578) (2,784,147)
(413,893) (2,072,949) (606,043) (619,437) (1,762,988)
(111) — — — —
1,532,216 7,754,967 2,334,139 2,380,377 6,654,014
9,799,470 48,055,972 13,690,801 13,894,499 39,443,765
60,976,274 237,340,861 44,784,282 24,295,601 159,623,945
246,638 21,323,492 5,436,450 (3,673,722) 7,713,207
61,222,912 258,664,353 50,220,732 20,621,879 167,337,152
(142,378,105) (643,548,768) (154,463,049) (117,647,483) (482,273,713)
(142,378,105) (643,548,768) (154,463,049) (117,647,483) (482,273,713)
(81,155,193) (384,884,415) (104,242,317) (97,025,604) (314,936,561)
$ (71,355,723) $ (336,828,443) $ (90,551,516) $ (83,131,105) $ (275,492,796)

72 - Statements of Operations - For the Year Ended December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 54,049,807
Interest income (unaffiliated) —
Total Income 54,049,807
EXPENSES:
Investment advisory fees 4,126,680
Fund administration fees 498,286
Distribution fees Class II Shares 5,144,696
Administrative servicing fees Class I Shares 62,658
Administrative servicing fees Class II Shares 3,086,764
Professional fees 86,096
Printing fees 9,305
Trustee fees 74,451
Custodian fees 106,756
Accounting and transfer agent fees 6,549
Compliance program costs (Note 3) 8,640
Other 43,202
Total expenses before fees waived and expenses reimbursed 13,254,083
Distribution fees waived - Class II (Note 3) (3,292,642)
Investment advisory fees waived (Note 3) (2,099,589)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 7,861,852
NET INVESTMENT INCOME 46,187,955
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 270,057,324
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 21,988,921
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 292,046,245
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (705,209,202)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (705,209,202)
Net realized/unrealized gains (losses) (413,162,957)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (366,975,002)

Blueprint Funds - For the Year Ended December 31, 2022 - Statements of Operations - 73
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 13,524,921 $ 32,036,502
406,003 1,099,967
13,930,924 33,136,469
1,166,605 2,746,239
158,153 313,883
1,314,018 3,102,375
7,023 11,049
788,391 1,861,391
26,635 55,485
6,856 7,809
18,808 44,288
23,701 56,971
1,729 3,918
2,210 5,210
10,553 23,984
3,524,682 8,232,602
(262,803) (620,479)
— —
(883,701) (2,380,815)
2,378,178 5,231,308
11,552,746 27,905,161
49,406,830 140,847,930
(4,519,139) (9,479,122)
(6,036,323) (29,192,182)
38,851,368 102,176,626
(134,270,270) (346,666,130)
1,624,471 1,554,445
(132,645,799) (345,111,685)
(93,794,431) (242,935,059)
$ (82,241,685) $ (215,029,898)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2022 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 3,992,224 $ 2,142,730
Net realized gains 25,198,544 3,943,931
Net change in unrealized appreciation/depreciation (56,672,852) 21,910,367
Change in net assets resulting from operations (27,482,084) 27,997,028
Distributions to Shareholders From:
Distributable earnings:
Class I (172,905) (85,953)
Class II (462,040) (151,792)
Change in net assets from shareholder distributions (634,945) (237,745)
Change in net assets from capital transactions 13,000,494 18,411,385
Change in net assets (15,116,535) 46,170,668
Net Assets:
Beginning of year 177,486,553 131,315,885
End of year $ 162,370,018 $ 177,486,553
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,795,202 $ 6,453,502
Dividends reinvested 172,905 85,953
Cost of shares redeemed (3,358,732) (3,858,306)
Total Class I Shares 4,609,375 2,681,149
Class II Shares
Proceeds from shares issued 20,917,039 28,868,524
Dividends reinvested 462,040 151,792
Cost of shares redeemed (12,987,960) (13,290,080)
Total Class II Shares 8,391,119 15,730,236
Change in net assets from capital transactions $ 13,000,494 $ 18,411,385
SHARE TRANSACTIONS:
Class I Shares
Issued 677,861 543,143
Reinvested 15,704 6,800
Redeemed (283,269) (323,047)
Total Class I Shares 410,296 226,896
Class II Shares
Issued 1,805,874 2,406,011
Reinvested 42,119 12,047
Redeemed (1,116,943) (1,108,361)
Total Class II Shares 731,050 1,309,697
Total change in shares 1,141,346 1,536,593

Blueprint Funds - December 31, 2022 - Statements of Changes in Net Assets - 75
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 9,799,470 $ 6,020,293 $ 48,055,972 $ 32,432,773
61,222,912 13,533,125 258,664,353 90,452,018
(142,378,105) 54,194,343 (643,548,768) 188,304,430
(71,355,723) 73,747,761 (336,828,443) 311,189,221
(1,704,493) (231,250) (1,501,290) (144,227)
(5,968,386) (567,903) (58,794,948) (3,849,614)
(7,672,879) (799,153) (60,296,238) (3,993,841)
(5,571,864) (13,072,408) (145,925,636) (274,962,203)
(84,600,466) 59,876,200 (543,050,317) 32,233,177
473,909,887 414,033,687 2,436,936,267 2,404,703,090
$ 389,309,421 $ 473,909,887 $ 1,893,885,950 $ 2,436,936,267
$ 6,555,794 $ 7,894,560 $ 3,232,924 $ 4,810,088
1,704,493 231,250 1,501,290 144,227
(5,177,420) (4,942,645) (3,499,293) (3,686,038)
3,082,867 3,183,165 1,234,921 1,268,277
13,490,776 20,003,453 6,270,512 5,256,909
5,968,386 567,903 58,794,948 3,849,614
(28,113,893) (36,826,929) (212,226,017) (285,337,003)
(8,654,731) (16,255,573) (147,160,557) (276,230,480)
$ (5,571,864) $ (13,072,408) $ (145,925,636) $ (274,962,203)
670,339 739,659 301,160 408,143
181,716 21,177 145,615 11,949
(518,909) (471,012) (323,643) (316,298)
333,146 289,824 123,132 103,794
1,342,844 1,904,384 592,791 445,782
638,330 52,101 5,724,922 319,735
(2,873,357) (3,517,968) (19,401,335) (24,433,742)
(892,183) (1,561,483) (13,083,622) (23,668,225)
(559,037) (1,271,659) (12,960,490) (23,564,431)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2022 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 13,690,801 $ 9,919,738
Net realized gains 50,220,732 22,958,552
Net change in unrealized appreciation/depreciation (154,463,049) 29,963,083
Change in net assets resulting from operations (90,551,516) 62,841,373
Distributions to Shareholders From:
Distributable earnings:
Class I (176,383) (18,365)
Class II (15,921,575) (1,159,059)
Change in net assets from shareholder distributions (16,097,958) (1,177,424)
Change in net assets from capital transactions (48,130,285) (80,066,498)
Change in net assets (154,779,759) (18,402,549)
Net Assets:
Beginning of year 703,647,391 722,049,940
End of year $ 548,867,632 $ 703,647,391
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,303,642 $ 1,609,565
Dividends reinvested 176,383 18,365
Cost of shares redeemed (811,362) (2,578,239)
Total Class I Shares 668,663 (950,309)
Class II Shares
Proceeds from shares issued 9,113,581 11,671,473
Dividends reinvested 15,921,575 1,159,059
Cost of shares redeemed (73,834,104) (91,946,721)
Total Class II Shares (48,798,948) (79,116,189)
Change in net assets from capital transactions $ (48,130,285) $ (80,066,498)
SHARE TRANSACTIONS:
Class I Shares
Issued 118,263 138,603
Reinvested 17,191 1,541
Redeemed (73,689) (226,285)
Total Class I Shares 61,765 (86,141)
Class II Shares
Issued 826,064 1,004,254
Reinvested 1,554,841 97,318
Redeemed (6,865,911) (7,906,031)
Total Class II Shares (4,485,006) (6,804,459)
Total change in shares (4,423,241) (6,890,600)

Blueprint Funds - December 31, 2022 - Statements of Changes in Net Assets - 77
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 13,894,499 $ 10,693,941 $ 39,443,765 $ 29,910,531
20,621,879 19,235,881 167,337,152 81,828,726
(117,647,483) 1,170,465 (482,273,713) 105,702,953
(83,131,105) 31,100,287 (275,492,796) 217,442,210
(170,179) (36,822) (766,530) (62,563)
(12,876,352) (2,367,928) (57,235,273) (3,239,209)
(13,046,531) (2,404,750) (58,001,803) (3,301,772)
(50,794,258) (74,402,815) (134,729,149) (212,312,168)
(146,971,894) (45,707,278) (468,223,748) 1,828,270
709,117,205 754,824,483 2,068,707,134 2,066,878,864
$ 562,145,311 $ 709,117,205 $ 1,600,483,386 $ 2,068,707,134
$ 1,353,911 $ 2,381,024 $ 3,638,816 $ 3,752,678
170,179 36,822 766,530 62,563
(1,529,814) (2,746,795) (3,448,589) (2,147,122)
(5,724) (328,949) 956,757 1,668,119
34,263,591 70,463,331 8,264,331 8,546,817
12,876,352 2,367,928 57,235,273 3,239,209
(97,928,477) (146,905,125) (201,185,510) (225,766,313)
(50,788,534) (74,073,866) (135,685,906) (213,980,287)
$ (50,794,258) $ (74,402,815) $ (134,729,149) $ (212,312,168)
130,353 214,070 325,651 311,893
17,277 3,253 73,352 5,082
(148,913) (247,747) (302,861) (182,086)
(1,283) (30,424) 96,142 134,889
3,293,520 6,334,299 743,909 726,375
1,309,904 209,366 5,524,640 265,074
(9,495,200) (13,252,606) (18,274,476) (18,996,908)
(4,891,776) (6,708,941) (12,005,927) (18,005,459)
(4,893,059) (6,739,365) (11,909,785) (17,870,570)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2022 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 46,187,955 $ 33,807,864
Net realized gains 292,046,245 119,406,803
Net change in unrealized appreciation/depreciation (705,209,202) 214,836,569
Change in net assets resulting from operations (366,975,002) 368,051,236
Distributions to Shareholders From:
Distributable earnings:
Class I (1,839,109) (116,449)
Class II (86,622,671) (4,160,553)
Change in net assets from shareholder distributions (88,461,780) (4,277,002)
Change in net assets from capital transactions (164,928,300) (304,706,012)
Change in net assets (620,365,082) 59,068,222
Net Assets:
Beginning of year 2,510,115,338 2,451,047,116
End of year $ 1,889,750,256 $ 2,510,115,338
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,657,318 $ 4,017,933
Dividends reinvested 1,839,109 116,449
Cost of shares redeemed (4,671,835) (2,084,205)
Total Class I Shares 3,824,592 2,050,177
Class II Shares
Proceeds from shares issued 3,736,945 3,690,701
Dividends reinvested 86,622,671 4,160,553
Cost of shares redeemed (259,112,508) (314,607,443)
Total Class II Shares (168,752,892) (306,756,189)
Change in net assets from capital transactions $ (164,928,300) $ (304,706,012)
SHARE TRANSACTIONS:
Class I Shares
Issued 608,058 344,549
Reinvested 183,911 9,712
Redeemed (436,241) (183,890)
Total Class I Shares 355,728 170,371
Class II Shares
Issued 341,765 321,259
Reinvested 8,670,938 347,292
Redeemed (24,078,542) (27,120,981)
Total Class II Shares (15,065,839) (26,452,430)
Total change in shares (14,710,111) (26,282,059)

Blueprint Funds - December 31, 2022 - Statements of Changes in Net Assets - 79
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 11,552,746 $ 7,709,153 $ 27,905,161 $ 16,930,082
38,851,368 18,341,544 102,176,626 78,287,634
(132,645,799) 31,586,565 (345,111,685) 104,869,427
(82,241,685) 57,637,262 (215,029,898) 200,087,143
— (11,450) — (21,845)
— (890,907) — (2,049,600)
— (902,357) — (2,071,445)
(37,237,315) (35,268,355) (90,698,020) (81,405,805)
(119,479,000) 21,466,550 (305,727,918) 116,609,893
606,883,841 585,417,291 1,439,776,179 1,323,166,286
$ 487,404,841 $ 606,883,841 $ 1,134,048,261 $ 1,439,776,179
$ 2,616,098 $ 705,518 $ 1,888,254 $ 2,749,872
— 11,450 — 21,845
(713,160) (158,878) (659,213) (1,378,600)
1,902,938 558,090 1,229,041 1,393,117
8,953,667 12,546,694 12,244,036 16,797,369
— 890,907 — 2,049,600
(48,093,920) (49,264,046) (104,171,097) (101,645,891)
(39,140,253) (35,826,445) (91,927,061) (82,798,922)
$ (37,237,315) $ (35,268,355) $ (90,698,020) $ (81,405,805)
235,575 59,872 160,646 228,667
— 951 — 1,696
(64,742) (13,370) (55,260) (117,571)
170,833 47,453 105,386 112,792
825,728 1,082,298 1,025,859 1,343,718
— 74,180 — 159,626
(4,415,340) (4,219,877) (8,958,368) (8,251,592)
(3,589,612) (3,063,399) (7,932,509) (6,748,248)
(3,418,779) (3,015,946) (7,827,123) (6,635,456)

80 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2022 $ 13.04 $ 0.29 $ (2.28) $ (1.99) $ — $ (0.04) $ (0.04) $ 11.01 (15.23)% $ 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
12/31/2019 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) 9.75 24.15% 31,708 0.33% 0.73% 0.44% 92.45%
12/31/2018 10.24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) 8.78 (10.72)% 25,224 0.33% 1.43% 0.45% 34.47%
Class II Shares
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
12/31/2019 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) 9.73 23.96% 85,105 0.42% 0.61% 0.69% 92.45%
12/31/2018 10.22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) 8.77 (10.74)% 73,133 0.42% 1.25% 0.70% 34.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2022 - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 11.23 $ 0.24 $ (1.93) $ (1.69) $ — $ (0.18) $ (0.18) $ 9.36 (15.01)% $ 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
12/31/2019 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) 8.76 22.32% 74,964 0.30% 0.98% 0.40% 82.66%
12/31/2018 9.82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) 8.20 (9.39)% 61,664 0.30% 1.61% 0.40% 25.03%
Class II Shares
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
12/31/2019 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) 8.75 22.23% 324,672 0.39% 0.83% 0.65% 82.66%
12/31/2018 9.81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) 8.19 (9.50)% 301,662 0.39% 1.39% 0.65% 25.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

82 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.32 $ 0.27 $ (2.00) $ (1.73) $ — $ (0.33) $ (0.33) $ 10.26 (14.08)% $ 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
12/31/2019 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) 10.18 18.32% 45,677 0.28% 1.34% 0.38% 61.95%
12/31/2018 11.07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) 9.57 (7.07)% 43,051 0.28% 1.92% 0.38% 18.42%
Class II Shares
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
12/31/2019 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) 10.16 18.14% 2,400,916 0.37% 1.27% 0.63% 61.95%
12/31/2018 11.05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) 9.56 (7.09)% 2,299,212 0.37% 1.66% 0.63% 18.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
s
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.07 $ 0.27 $ (1.84) $ (1.57) $ — $ (0.30) $ (0.30) $ 10.20 (13.05)% $ 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
12/31/2019 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) 10.28 14.28% 5,847 0.30% 1.70% 0.40% 45.02%
12/31/2018 10.89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) 9.72 (4.68)% 6,378 0.30% 2.04% 0.40% 15.44%
Class II Shares
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
12/31/2019 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) 10.28 14.30% 734,443 0.39% 1.63% 0.65% 45.02%
12/31/2018 10.88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) 9.71 (4.76)% 715,604 0.39% 1.89% 0.65% 15.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

84 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 11.35 $ 0.25 $ (1.61) $ (1.36) $ — $ (0.22) $ (0.22) $ 9.77 (11.97)% $ 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
12/31/2019 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) 10.18 10.77% 6,728 0.30% 2.24% 0.40% 33.21%
12/31/2018 10.16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) 9.61 (2.51)% 6,384 0.30% 2.31% 0.40% 15.61%
Class II Shares
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
12/31/2019 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) 10.18 10.67% 639,362 0.39% 2.05% 0.65% 33.21%
12/31/2018 10.16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) 9.61 (2.60)% 624,695 0.39% 2.11% 0.65% 15.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.48 $ 0.27 $ (1.97) $ (1.70) $ — $ (0.37) $ (0.37) $ 10.41 (13.60)% $ 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
12/31/2019 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) 10.48 16.29% 20,019 0.29% 1.67% 0.39% 54.36%
12/31/2018 11.38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) 9.90 (6.04)% 17,637 0.29% 1.83% 0.39% 16.15%
Class II Shares
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
12/31/2019 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) 10.41 16.18% 2,065,576 0.38% 1.48% 0.64% 54.36%
12/31/2018 11.33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) 9.84 (6.23)% 1,961,859 0.38% 1.83% 0.64% 16.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

86 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
d
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.27 $ 0.26 $ (2.10) $ (1.84) $ — $ (0.47) $ (0.47) $ 9.96 (15.02)%(h) $ 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
12/31/2019 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) 9.98 20.22% 32,811 0.28% 1.20% 0.38% 71.43%
12/31/2018 11.02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) 9.43 (8.04)% 27,457 0.28% 1.75% 0.38% 22.31%
Class II Shares
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
12/31/2019 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) 9.98 20.24% 2,419,752 0.37% 1.04% 0.63% 71.43%
12/31/2018 11.01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) 9.42 (8.16)% 2,286,265 0.37% 1.53% 0.63% 22.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.12 $ 0.30 $ (1.95) $ (1.65) $ — $ — $ — $ 10.47 (13.61)% $ 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
12/31/2019 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) 10.54 14.05% 2,674 0.25% 1.76% 0.42% 60.58%
12/31/2018 11.07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) 9.67 (6.81)% 2,132 0.25% 2.14% 0.42% 17.05%
Class II Shares
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
12/31/2019 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) 10.53 13.85% 581,599 0.45% 1.45% 0.67% 60.58%
12/31/2018 11.06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) 9.66 (7.01)% 532,697 0.45% 1.78% 0.67% 17.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

88 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 13.06 $ 0.31 $ (2.28) $ (1.97) $ — $ — $ — $ 11.09 (15.08)% $ 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
12/31/2019 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) 10.61 15.59% 4,337 0.22% 1.59% 0.41% 71.18%
12/31/2018 11.31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) 9.79 (6.79)% 3,337 0.22% 2.03% 0.41% 16.69%
Class II Shares
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
12/31/2019 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) 10.59 15.42% 1,293,363 0.42% 1.29% 0.66% 71.18%
12/31/2018 11.30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) 9.77 (7.07)% 1,162,037 0.42% 1.66% 0.66% 16.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 89
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

90 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 162,456,570 $ – $ – $ 162,456,570
Total $ 162,456,570 $ – $ – $ 162,456,570
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 389,472,168 $ – $ – $ 389,472,168
Total $ 389,472,168 $ – $ – $ 389,472,168
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,894,616,045 $ – $ – $ 1,894,616,045
Total $ 1,894,616,045 $ – $ – $ 1,894,616,045
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 549,099,306 $ – $ – $ 549,099,306
Total $ 549,099,306 $ – $ – $ 549,099,306

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 91
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 562,378,899 $ – $ – $ 562,378,899
Total $ 562,378,899 $ – $ – $ 562,378,899
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,601,109,279 $ – $ – $ 1,601,109,279
Total $ 1,601,109,279 $ – $ – $ 1,601,109,279
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,890,479,840 $ – $ – $ 1,890,479,840
Total $ 1,890,479,840 $ – $ – $ 1,890,479,840
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,288,282 $ – $ – $ 1,288,282
Investment Companies 463,601,738 – – 463,601,738
Total $ 464,890,020 $ – $ – $ 464,890,020
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 2,569,098 $ – $ – $ 2,569,098
Investment Companies 1,073,523,354 – – 1,073,523,354
Total $ 1,076,092,452 $ – $ – $ 1,076,092,452
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

92 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,288,282
Total $ 1,288,282
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,569,098
Total $ 2,569,098
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (6,036,323)
Total $ (6,036,323)

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 93
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2022 may primarily be attributable to mark-to-market adjustments on futures and
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (29,192,182)
Total $ (29,192,182)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,624,471
Total $ 1,624,471
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,554,445
Total $ 1,554,445
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Short $ 81,253,697
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 17,362,319
Average Notional Balance Short $ 317,022,823

94 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value
Fund Capital
Total
Distributable
Earnings (Loss)
Blueprint Aggressive $ 3,805,134 $ (3,805,134)
Blueprint Moderately Aggressive 10,985,525 (10,985,525)
Blueprint Moderate 57,713,824 (57,713,824)
Blueprint Moderately Conservative 16,998,874 (16,998,874)
Blueprint Conservative 17,647,984 (17,647,984)
Blueprint Balanced 51,191,467 (51,191,467)
Blueprint Capital Appreciation 60,825,064 (60,825,064)
Blueprint Managed Growth & Income 13,576,715 (13,576,715)
Blueprint Managed Growth 30,765,153 (30,765,153)
Fund
Ordinary Distribution
Available for
Consent Dividend
Blueprint Aggressive $ 19,740,954
Blueprint Moderately Aggressive 45,378,445
Blueprint Moderate 187,307,721
Blueprint Moderately Conservative 39,345,211
Blueprint Conservative 27,483,128
Blueprint Balanced 131,498,487
Blueprint Capital Appreciation 207,551,424
Blueprint Managed Growth & Income 39,621,320
Blueprint Managed Growth 109,487,671

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 95
of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Blueprint Managed Growth & Income and
Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $64,992 during the year ended December 31, 2022.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10

96 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Amount
Blueprint Aggressive $ 163,480
Blueprint Moderately Aggressive 413,893
Blueprint Moderate 2,072,949
Blueprint Moderately Conservative 606,043
Blueprint Conservative 619,437
Blueprint Balanced 1,762,988
Blueprint Capital Appreciation 2,099,589
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 97
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2022, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,451,918 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $39,438.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Blueprint Aggressive $ 10,669 $ — $ — $ 10,669
Blueprint Moderately Aggressive 16,049 — 111 16,160
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —
Blueprint Managed Growth & Income 953,051 1,008,840 883,701 2,845,592
Blueprint Managed Growth 2,388,534 2,656,110 2,380,815 7,425,459
Fund Amount
Blueprint Aggressive
$ 6,300
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

98 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05
Fund Amount
Blueprint Aggressive $ 189,563
Blueprint Moderately Aggressive 515,355
Blueprint Moderate 3,236,213
Blueprint Moderately Conservative 959,523
Blueprint Conservative 978,578
Blueprint Balanced 2,784,147
Blueprint Capital Appreciation 3,292,642
Blueprint Managed Growth & Income 262,803
Blueprint Managed Growth 620,479
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 245,223
Blueprint Moderately Aggressive 620,846
Blueprint Moderate 3,109,461
Blueprint Moderately Conservative 909,076
Blueprint Conservative 929,167
Blueprint Balanced 2,644,513
Blueprint Capital Appreciation 3,149,422
Blueprint Managed Growth & Income 795,414
Blueprint Managed Growth 1,872,440

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 99
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2022 were as follows:
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,283,127 11,969,954 3,085,380 (912,237) (386,067) (2,593,829) 11,163,201 94,324 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,748,196 12,970,116 6,820,993 (1,202,896) (320,329) (5,453,607) 12,814,277 532,902 2,712,376
NVIT GS International Equity
Insights Fund, Class Y 2,680,650 25,329,184 6,825,065 (2,548,686) (508,739) (5,614,330) 23,482,494 1,200,827 1,296,110
NVIT GS Large Cap Equity
Insights Fund, Class Y 6,892,530 71,381,796 27,430,773 (4,040,893) (733,055) (30,075,943) 63,962,678 705,553 15,965,378
NVIT GS Small Cap Equity
Insights Fund, Class Y 886,906 8,643,137 2,835,199 — — (3,567,137) 7,911,199 66,442 1,727,691
NVIT U.S. 130/30 Equity
Fund, Class Y 2,095,971 32,551,885 7,085,980 (6,583,043) 533,547 (6,550,347) 27,038,022 1,583,957 4,961,720
Nationwide Bond Fund,
Class R6 191,330 1,347,637 547,561 (60,730) (8,067) (268,976) 1,557,425 41,708 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 843,900 7,576,799 2,503,977 (476,063) (88,184) (1,423,530) 8,092,999 236,147 102,022
NVIT Core Bond Fund,
Class Y 717,310 5,801,560 2,179,679 (358,574) (63,237) (1,125,153) 6,434,275 167,208 7,378
Total 177,572,068 59,314,607 (16,183,122) (1,574,131) (56,672,852) 162,456,570 4,629,068 26,772,675
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,520,147 27,652,659 1,530,248 (828,692) (328,832) (6,100,108) 21,925,275 185,436 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,399,457 29,060,596 8,048,940 (191,565) (19,856) (11,980,097) 24,918,018 1,066,576 5,484,742
NVIT GS International Equity
Insights Fund, Class Y 5,762,523 60,650,292 5,516,983 (1,884,370) (310,388) (13,492,820) 50,479,697 2,528,060 2,702,628
NVIT GS Large Cap Equity
Insights Fund, Class Y 15,149,761 180,012,620 42,973,380 (9,239,760) (539,221) (72,617,233) 140,589,786 1,574,611 36,549,158
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,944,505 21,538,532 4,001,747 — — (8,195,291) 17,344,988 145,740 3,806,606
NVIT U.S. 130/30 Equity
Fund, Class Y 4,708,806 79,407,074 15,711,780 (19,624,653) 1,647,440 (16,398,049) 60,743,592 3,778,572 11,933,209
Nationwide Bond Fund,
Class R6 766,938 7,459,363 181,178 (114,887) (14,403) (1,268,379) 6,242,872 181,178 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 3,919,017 38,529,891 6,840,142 (719,161) (98,792) (6,968,707) 37,583,373 1,098,989 466,717
NVIT Core Bond Fund,
Class Y 3,304,857 29,773,686 5,924,780 (607,168) (89,310) (5,357,421) 29,644,567 772,524 33,214
Total 474,084,713 90,729,178 (33,210,256) 246,638 (142,378,105) 389,472,168 11,331,686 60,976,274

100 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,612,860 74,083,718 1,139,564 — — (17,691,404) 57,531,878 486,661 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 14,751,467 128,446,753 33,469,890 — — (53,788,392) 108,128,251 4,734,592 24,479,786
NVIT GS International Equity
Insights Fund, Class Y 19,168,031 262,064,571 18,970,127 (58,551,541) (2,088,420) (52,482,787) 167,911,950 9,091,249 9,878,877
NVIT GS Large Cap Equity
Insights Fund, Class Y 58,021,865 722,136,722 195,043,800 (92,389,003) 7,326,834 (293,675,449) 538,442,904 6,050,046 141,713,669
NVIT GS Small Cap Equity
Insights Fund, Class Y 5,809,182 64,186,123 12,095,626 — — (24,463,843) 51,817,906 435,398 11,372,180
NVIT U.S. 130/30 Equity
Fund, Class Y 18,202,804 338,839,297 60,443,641 (107,663,678) 21,125,155 (77,928,239) 234,816,176 14,535,499 45,908,143
Nationwide Bond Fund,
Class R6 5,484,356 53,283,490 1,295,183 (768,811) (92,578) (9,074,623) 44,642,661 1,295,184 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 30,845,545 318,928,870 33,337,246 (327,412) (63,243) (56,066,688) 295,808,773 8,654,457 3,696,584
NVIT Core Bond Fund,
Class Y 28,596,740 255,504,956 47,411,658 — — (46,403,856) 256,512,758 6,684,888 291,622
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,269,683 31,903,941 930,826 (573,342) (51,895) (4,940,373) 27,269,157 930,826 —
NVIT Short Term Bond Fund,
Class Y 11,798,694 188,373,483 2,912,139 (67,686,516) (4,832,361) (7,033,114) 111,733,631 2,912,139 —
Total 2,437,751,924 407,049,700 (327,960,303) 21,323,492 (643,548,768) 1,894,616,045 55,810,939 237,340,861
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 988,060 11,135,805 232,041 (109,551) (29,969) (2,632,202) 8,596,124 73,641 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,483,790 22,153,994 5,837,708 (504,742) (208,445) (9,072,334) 18,206,181 815,063 4,217,582
NVIT GS International Equity
Insights Fund, Class Y 4,429,128 56,372,064 4,408,531 (9,482,196) (850,453) (11,648,784) 38,799,162 2,102,863 2,305,667
NVIT GS Large Cap Equity
Insights Fund, Class Y 10,789,998 147,914,088 32,224,808 (25,526,814) 4,922,985 (59,403,882) 100,131,185 1,123,095 26,193,990
NVIT GS Small Cap Equity
Insights Fund, Class Y 963,691 11,555,820 2,156,050 (796,012) (261,521) (4,058,213) 8,596,124 72,712 1,967,034
NVIT U.S. 130/30 Equity
Fund, Class Y 3,498,335 69,819,740 11,770,305 (25,962,833) 6,670,392 (17,169,081) 45,128,523 2,734,958 8,619,802
Nationwide Bond Fund,
Class R6 2,680,458 25,803,030 649,821 (178,650) (20,233) (4,435,042) 21,818,926 631,180 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,255,504 13,512,514 778,016 (550,754) (60,909) (2,341,666) 11,337,201 778,017 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 10,882,332 115,648,221 12,859,654 (3,735,298) (757,185) (19,653,829) 104,361,563 3,098,522 1,351,889
NVIT Core Bond Fund,
Class Y 12,256,112 96,548,415 35,245,437 (3,033,843) (689,200) (18,133,482) 109,937,327 2,908,077 128,318
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,329,826 12,834,503 378,581 (102,327) (9,262) (2,010,746) 11,090,749 378,580 —
NVIT Short Term Bond Fund,
Class Y 7,507,523 120,613,031 2,420,731 (44,763,983) (3,269,750) (3,903,788) 71,096,241 1,308,232 —
Total 703,911,225 108,961,683 (114,747,003) 5,436,450 (154,463,049) 549,099,306 16,024,940 44,784,282

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 101
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,301,824 12,114,374 3,177,093 (972,648) 11,228 (4,787,675) 9,542,372 420,550 2,171,678
NVIT GS International Equity
Insights Fund, Class Y 2,598,115 31,837,549 4,629,694 (7,112,368) (243,017) (6,352,368) 22,759,490 1,206,080 1,319,626
NVIT GS Large Cap Equity
Insights Fund, Class Y 5,778,407 79,089,977 26,007,031 (23,709,472) 3,637,201 (31,401,124) 53,623,613 598,811 13,929,801
NVIT GS Small Cap Equity
Insights Fund, Class Y 327,637 4,068,133 733,508 (443,074) (43,060) (1,392,989) 2,922,518 24,600 653,027
NVIT U.S. 130/30 Equity
Fund, Class Y 1,755,794 36,080,278 6,094,544 (14,608,325) 3,437,678 (8,354,437) 22,649,738 1,365,202 4,298,570
Nationwide Bond Fund,
Class R6 3,824,012 37,683,229 1,727,152 (1,702,148) (317,879) (6,262,894) 31,127,460 930,008 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,517,713 28,691,343 1,574,423 (2,652,317) (28,184) (4,850,315) 22,734,950 1,574,422 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 14,072,681 150,220,652 24,097,043 (12,548,244) (2,226,922) (24,585,519) 134,957,010 3,994,162 1,763,540
NVIT Core Bond Fund,
Class Y 15,049,089 116,242,821 53,864,936 (11,863,882) (2,381,022) (20,872,522) 134,990,331 3,563,552 159,359
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,717,390 17,070,971 571,806 (642,402) (93,698) (2,583,645) 14,323,032 492,934 —
NVIT Short Term Bond Fund,
Class Y 11,905,848 196,284,907 7,558,500 (79,464,980) (5,426,047) (6,203,995) 112,748,385 2,104,555 —
Total 709,384,234 130,035,730 (155,719,860) (3,673,722) (117,647,483) 562,378,899 16,274,876 24,295,601
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,743,284 54,660,518 915,096 (1,249,485) (343,067) (12,716,492) 41,266,570 359,651 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 9,429,052 84,739,636 21,553,655 (2,366,956) (147,413) (34,663,968) 69,114,954 3,033,622 15,696,191
NVIT GS International Equity
Insights Fund, Class Y 16,584,668 232,224,286 16,331,404 (55,553,549) (2,740,595) (44,979,854) 145,281,692 7,789,759 8,511,206
NVIT GS Large Cap Equity
Insights Fund, Class Y 38,277,575 468,046,981 129,369,434 (54,017,361) 2,570,315 (190,753,476) 355,215,893 3,997,141 93,718,945
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,728,736 45,348,404 8,171,862 (3,346,666) (161,905) (16,751,374) 33,260,321 283,106 7,677,689
NVIT U.S. 130/30 Equity
Fund, Class Y 12,079,444 234,983,778 39,496,699 (82,398,389) 18,919,479 (55,176,745) 155,824,822 9,505,694 29,991,004
Nationwide Bond Fund,
Class R6 6,912,094 66,908,827 1,630,653 (746,437) (94,706) (11,433,894) 56,264,443 1,630,652 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 30,028,534 324,056,954 30,462,750 (9,973,554) (2,046,643) (54,525,865) 287,973,642 8,553,979 3,713,509
NVIT Core Bond Fund,
Class Y 30,362,410 267,069,560 60,942,966 (6,424,340) (1,337,332) (47,900,038) 272,350,816 7,162,654 315,401
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,942,638 28,531,577 837,722 (348,136) (35,514) (4,444,047) 24,541,602 837,722 —
NVIT Short Term Bond Fund,
Class Y 16,896,993 262,842,743 3,079,970 (90,110,817) (6,869,412) (8,927,960) 160,014,524 2,943,799 —
Total 2,069,413,264 312,792,211 (306,535,690) 7,713,207 (482,273,713) 1,601,109,279 46,097,779 159,623,945

102 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 10,030,593 116,310,164 1,770,910 (3,044,722) (827,321) (26,942,876) 87,266,155 753,812 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 16,938,109 152,108,220 39,039,001 (3,377,438) (1,726,012) (61,887,434) 124,156,337 5,587,146 28,914,016
NVIT GS International Equity
Insights Fund, Class Y 21,775,948 313,831,693 21,748,482 (80,328,265) (4,286,231) (60,208,374) 190,757,305 10,364,777 11,383,706
NVIT GS Large Cap Equity
Insights Fund, Class Y 67,780,278 834,130,588 219,887,966 (90,118,726) 4,822,449 (339,721,295) 629,000,982 7,075,737 166,070,590
NVIT GS Small Cap Equity
Insights Fund, Class Y 7,654,610 93,861,141 17,225,246 (7,038,373) (3,766,685) (32,002,205) 68,279,124 583,993 16,424,895
NVIT U.S. 130/30 Equity
Fund, Class Y 17,697,890 344,368,314 58,147,584 (120,142,394) 31,860,229 (85,930,957) 228,302,776 13,985,602 44,161,984
Nationwide Bond Fund,
Class R6 4,517,461 43,890,700 1,066,851 (634,284) (80,328) (7,470,807) 36,772,132 1,066,850 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 23,514,182 263,874,974 11,527,948 (5,051,105) (793,965) (44,056,842) 225,501,010 6,644,639 2,844,835
NVIT Core Bond Fund,
Class Y 25,077,955 218,985,082 46,734,489 (473,574) (105,264) (40,191,478) 224,949,255 5,868,951 257,298
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,238,118 21,834,550 637,154 (388,853) (35,967) (3,380,982) 18,665,902 637,156 —
NVIT Short Term Bond Fund,
Class Y 6,000,936 107,750,824 1,481,143 (45,915,169) (3,071,984) (3,415,952) 56,828,862 1,481,144 —
Total 2,510,946,250 419,266,774 (356,512,903) 21,988,921 (705,209,202) 1,890,479,840 54,049,807 270,057,324
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,261,046 14,967,316 532,742 (923,519) (282,794) (3,322,643) 10,971,102 93,845 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,509,574 23,209,627 6,329,332 (1,564,981) (378,267) (9,200,537) 18,395,174 828,067 4,314,746
NVIT GS International Equity
Insights Fund, Class Y 5,158,257 63,549,115 5,550,564 (10,283,871) (465,535) (13,163,941) 45,186,332 2,297,514 2,477,008
NVIT GS Large Cap Equity
Insights Fund, Class Y 11,691,724 139,607,867 40,687,270 (14,892,411) 357,983 (57,261,514) 108,499,195 1,218,685 28,576,796
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,068,095 12,425,441 2,514,495 (737,863) (34,029) (4,640,632) 9,527,412 80,336 2,149,846
NVIT U.S. 130/30 Equity
Fund, Class Y 4,608,649 66,411,688 15,099,847 (8,750,808) 491,619 (13,800,775) 59,451,571 3,460,273 10,824,867
Nationwide Bond Fund,
Class R6 1,769,674 18,245,572 725,981 (1,452,496) (235,101) (2,878,809) 14,405,147 434,042 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 7,897,840 88,242,981 9,309,423 (6,602,526) (1,087,113) (14,122,476) 75,740,289 2,224,319 979,259
NVIT Core Bond Fund,
Class Y 7,978,351 72,794,614 18,233,088 (6,162,778) (1,161,994) (12,137,126) 71,565,804 1,871,989 84,308
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 752,406 7,774,198 340,355 (641,829) (84,739) (1,112,919) 6,275,066 214,886 —
NVIT Short Term Bond Fund,
Class Y 4,602,391 71,641,656 1,702,381 (25,491,324) (1,639,169) (2,628,898) 43,584,646 800,965 —
Total 578,870,075 101,025,478 (77,504,406) (4,519,139) (134,270,270) 463,601,738 13,524,921 49,406,830

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 103
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,391,099 40,897,535 861,293 (2,451,126) (706,927) (9,098,213) 29,502,562 252,567 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,581,469 71,080,945 18,171,978 (4,684,949) (977,913) (28,017,892) 55,572,169 2,502,778 13,022,161
NVIT GS International Equity
Insights Fund, Class Y 10,910,773 144,693,066 10,386,299 (29,685,817) (570,099) (29,245,074) 95,578,375 4,862,885 5,233,654
NVIT GS Large Cap Equity
Insights Fund, Class Y 34,100,212 403,245,380 114,792,890 (35,489,312) (188,498) (165,910,496) 316,449,964 3,565,641 83,213,948
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,997,325 35,434,225 6,536,575 (2,046,531) (401,216) (12,786,912) 26,736,141 226,435 6,029,123
NVIT U.S. 130/30 Equity
Fund, Class Y 13,319,653 186,985,327 41,628,271 (18,483,135) 1,113,346 (39,420,279) 171,823,530 9,993,253 31,236,570
Nationwide Bond Fund,
Class R6 2,829,592 29,604,667 781,343 (2,331,787) (383,812) (4,637,535) 23,032,876 698,431 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 15,796,054 177,131,735 17,764,392 (12,947,034) (2,268,965) (28,195,970) 151,484,158 4,471,040 1,956,688
NVIT Core Bond Fund,
Class Y 14,755,095 141,900,717 26,932,388 (11,190,636) (2,090,940) (23,198,324) 132,353,205 3,480,127 155,786
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,695,315 17,717,000 536,525 (1,400,230) (190,985) (2,523,386) 14,138,924 486,663 —
NVIT Short Term Bond Fund,
Class Y 6,003,321 104,674,851 1,707,260 (43,085,499) (2,813,113) (3,632,049) 56,851,450 1,496,682 —
Total 1,353,365,448 240,099,214 (163,796,056) (9,479,122) (346,666,130) 1,073,523,354 32,036,502 140,847,930
* Purchases include reinvestment of income and realized gain distributions, as applicable.

104 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of
NMF or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Fund Purchases
*
Sales
Blueprint Aggressive $ 59,314,607 $ 16,183,122
Blueprint Moderately Aggressive 90,729,178 33,210,256
Blueprint Moderate 407,049,700 327,960,303
Blueprint Moderately Conservative 109,518,377 114,747,003
Blueprint Conservative 130,931,283 155,719,860
Blueprint Balanced 314,044,889 306,535,690
Blueprint Capital Appreciation 419,266,774 356,512,903
Blueprint Managed Growth & Income 101,366,314 77,504,406
Blueprint Managed Growth 240,099,214 163,796,056
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 105
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 136,739 $ 498,206 $ 634,945 $ – $ 634,945
Blueprint Moderately Aggressive 254,474 7,418,405 7,672,879 – 7,672,879
Blueprint Moderate 977,668 59,318,570 60,296,238 – 60,296,238
Blueprint Moderately Conservative 384,991 15,712,967 16,097,958 – 16,097,958
Blueprint Conservative 501,587 12,544,944 13,046,531 – 13,046,531
Blueprint Balanced 114,800 57,887,003 58,001,803 – 58,001,803
Blueprint Capital Appreciation 1,452,296 87,009,484 88,461,780 – 88,461,780
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 237,745 $ – $ 237,745 $ – $ 237,745
Blueprint Moderately Aggressive 799,153 – 799,153 – 799,153
Blueprint Moderate 3,993,841 – 3,993,841 – 3,993,841
Blueprint Moderately Conservative 1,002,652 174,772 1,177,424 – 1,177,424
Blueprint Conservative 1,980,594 424,156 2,404,750 – 2,404,750
Blueprint Balanced 3,301,772 – 3,301,772 – 3,301,772
Blueprint Capital Appreciation 4,277,002 – 4,277,002 – 4,277,002
Blueprint Managed Growth & Income 902,357 – 902,357 – 902,357
Blueprint Managed Growth 2,071,445 – 2,071,445 – 2,071,445
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Blueprint Aggressive $ 19,895,382 $ 10,968,751 $ 30,864,133 $ – $ – $ (18,333,109) $ 12,531,024
Blueprint Moderately Aggressive 45,852,100 25,623,591 71,475,691 – – (33,463,357) 38,012,334
Blueprint Moderate 187,910,526 120,909,964 308,820,490 – – (194,112,148) 114,708,342
Blueprint Moderately Conservative 39,609,418 25,949,649 65,559,067 – – (65,864,481) (305,414)
Blueprint Conservative 28,233,599 10,046,463 38,280,062 – – (78,217,138) (39,937,076)
Blueprint Balanced 131,498,487 79,114,501 210,612,988 – – (182,921,506) 27,691,482
Blueprint Capital Appreciation 207,551,423 138,292,270 345,843,693 – – (196,926,476) 148,917,217
Blueprint Managed Growth & Income 39,621,320 – 39,621,320 – (10,311,575) (48,948,940) (19,639,195)
Blueprint Managed Growth 109,487,670 18,999,070 128,486,740 – – (103,732,717) 24,754,023
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 180,789,679 $ 4,459,161 $ (22,792,270) $ (18,333,109)
Blueprint Moderately Aggressive 422,935,525 12,127,589 (45,590,946) (33,463,357)
Blueprint Moderate 2,088,728,193 46,449,725 (240,561,873) (194,112,148)
Blueprint Moderately Conservative 614,963,785 9,153,313 (75,017,792) (65,864,479)

106 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Conservative 640,596,037 6,391,473 (84,608,611) (78,217,138)
Blueprint Balanced 1,784,030,785 31,516,479 (214,437,985) (182,921,506)
Blueprint Capital Appreciation 2,087,406,316 44,592,263 (241,518,739) (196,926,476)
Blueprint Managed Growth & Income 513,838,960 10,352,360 (59,301,300) (48,948,940)
Blueprint Managed Growth 1,179,825,169 27,249,286 (130,982,003) (103,732,717)
Fund Amount
Blueprint Managed Growth & Income $ (10,311,575)
Fund Utilized
Blueprint Managed Growth & Income $ 15,971,060
Blueprint Managed Growth 10,414,878

Blueprint Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 107
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint
SM
Aggressive
Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately
Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT
Blueprint
SM
Aggressive Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund (nine of the
funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

108 - Supplemental Information - December 31, 2022 (Unaudited) - Blueprint Funds
NVIT Blueprint Aggressive Fund
NVIT Blueprint Balanced Fund
NVIT Blueprint Capital Appreciation Fund
NVIT Blueprint Conservative Fund
NVIT Blueprint Managed Growth Fund
NVIT Blueprint Managed Growth & Income Fund
NVIT Blueprint Moderate Fund
NVIT Blueprint Moderately Aggressive Fund
NVIT Blueprint Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and any sub-advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i)
by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

Blueprint Funds - December 31, 2022 (Unaudited) - Supplemental Information - 109
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. In this regard, the Trustees considered that the total expense ratios (including 12b-1/
non-12b-1 fees) of seven of the Funds were lower than, at or slightly above their peer group medians (NVIT Blueprint Aggressive
Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth & Income Fund, NVIT
Blueprint Moderately Aggressive Fund, NVIT Blueprint Moderately Conservative Fund, and NVIT Blueprint Moderate Fund). They
also considered the Adviser’s statement that, although the total expense ratio (including 12b-1/non-12b-1 fees) of each of the other Funds was in the fourth quintile compared to its peers, the total expense ratios were in all cases within seven basis points of their medians. The Trustees judged that the level of the Funds’ management fees was not so high as to be inconsistent with continuation of the Advisory Agreements.
The Trustees considered that each Fund, other than NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth &
Income Fund, and NVIT Blueprint Moderately Conservative Fund, was shown to have experienced three-year performance for

110 - Supplemental Information - December 31, 2022 (Unaudited) - Blueprint Funds
the period ended June 30, 2022 above its peer group median. With respect to NVIT Blueprint Conservative Fund, NVIT Blueprint
Managed Growth & Income Fund, and NVIT Blueprint Moderately Conservative, the Trustees noted that, although each Fund had experienced three-year performance in the fourth quintile of its peer group, the investment performance of each Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022. As to NVIT Blueprint Managed Growth
& Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its peers under various market conditions such as those prevailing in recent periods, but that the overlay is performing as intended.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Blueprint Aggressive 6.10%
Blueprint Moderately Aggressive 6.12
Blueprint Moderate 5.69
Blueprint Moderately Conservative 5.01
Blueprint Conservative 3.60
Blueprint Balanced 5.33
Blueprint Capital Appreciation 5.74
Blueprint Managed Growth & Income 5.71
Blueprint Managed Growth 6.00
Fund Amount
Blueprint Aggressive $ 498,206
Blueprint Moderately Aggressive 7,418,405
Blueprint Moderate 59,318,570
Blueprint Moderately Conservative 15,712,967
Blueprint Conservative 12,544,944
Blueprint Balanced 57,887,003
Blueprint Capital Appreciation 87,009,484
Blueprint Managed Growth & Income –
Blueprint Managed Growth –
Fund Amount Per Share
Blueprint Aggressive $ 1,383,210 $ 0.0935
Blueprint Moderately Aggressive 2,860,470 0.0686
Blueprint Moderate 10,730,795 0.0579
Blueprint Moderately Conservative 2,195,508 0.0407

Blueprint Funds - December 31, 2022 (Unaudited) - Supplemental Information - 111
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Blueprint Conservative $ 1,156,075 $ 0.0201
Blueprint Balanced 8,290,696 0.0535
Blueprint Capital Appreciation 12,612,890 0.0663
Blueprint Managed Growth & Income 2,365,905 0.0505
Blueprint Managed Growth 5,684,259 0.0553
Fund Amount Per Share
Blueprint Aggressive $ 153,589 $ 0.0104
Blueprint Moderately Aggressive 313,712 0.0075
Blueprint Moderate 1,220,443 0.0066
Blueprint Moderately Conservative 232,753 0.0043
Blueprint Conservative 116,938 0.0020
Blueprint Balanced 884,035 0.0057
Blueprint Capital Appreciation 1,464,879 0.0077
Blueprint Managed Growth & Income 248,949 0.0053
Blueprint Managed Growth 648,623 0.0063

Blueprint Funds - December 31, 2022 - Management Information - 113
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

114 - Management Information - December 31, 2022 - Blueprint Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - December 31, 2022 - Management Information - 115
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

116 - Market Index Definitions - December 31, 2022 - Blueprint Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Blueprint Funds - December 31, 2022 - Market Index Definitions - 117
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

118 - Market Index Definitions - December 31, 2022 - Blueprint Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Blueprint Funds - December 31, 2022 - Market Index Definitions - 119
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

120 - Market Index Definitions - December 31, 2022 - Blueprint Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 25
Statements of Investments 27
Statements of Assets and Liabilities 32
Statements of Operations 36
Statements of Changes in Net Assets 38
Financial Highlights 42
Notes to Financial Statements 47
Report of Independent Registered Public Accounting Firm 62
Supplemental Information 63
Management Information 69
Market Index Definitions 72

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT BlackRock Managed Global Allocation Fund
For the annual period ended December 31, 2022, the NVIT BlackRock Managed Global Allocation Fund Class II returned -14.84%
versus -17.54% for its benchmark, the FTSE World Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--70% to 85% Equity (consisting of 142 investments as of December 31, 2022), was -16.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the BlackRock Global Allocation V.I. Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
The largest detractors to the Core Sleeve Fund’s performance returns were security selection within Industrials and Information
Technology, an overweight to Consumer Discretionary, and an underweight to Consumer Staples and Financials. Furthermore, the
underlying Fund’s underweight to developed market government bonds relative to the reference benchmark, notably Japanese government bonds, detracted the performance.
The largest contributors to the Core Sleeve Fund’s performance returns were exposure to cash and cash equivalents which was largely held in lieu of fixed income (zero duration US fixed income) as a hedge against equities, currency management, notably an underweight to the euro and overweight to the USD, and an overweight to Energy sector. The underlying Fund also tactical short position on US Index futures implemented to help manage the overall beta of the portfolio.
Through the volatility overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The volatility overlay can increase the Core Sleeve’s equity exposure to 80%
or decrease it to 0% as determined by the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in
May and June reaching its highest marks of the year. This was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. It provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange
FTX and concerns around the Federal Reserve’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in one underlying fund, the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable
Series Funds, Inc. (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility
Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund. The Fund, through its Core Sleeve, is subject to the risks of its underlying fund and, through its Volatility Overlay, the risks of investing in short-term fixed-income securities or holding cash. These risks include: stock market risk (stock markets are volatile); default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); and cash position risk (the Fund may

NVIT BlackRock Managed Global Allocation Fund - December 31, 2022 - Fund Commentary - 5
miss investment opportunities). The Fund or its underlying fund may invest in derivatives, including commodities (which create investment leverage and are highly volatile); foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets); high-yield bonds (which are more volatile);
inflation-protected bonds (which typically have lower yields than conventional bonds); precious metal-related securities (which are highly volatile and subject to erratic price movements); and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Alternative Assets 94.2%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
5.7%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT BlackRock Managed Global Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.84)% 1.40% 2.82% 7/7/2015
FTSE World Index (17.54)% 6.22% 7.74%
Blended Index
2
(15.64)% 3.76% 5.10%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.99% 1.15%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US
Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BlackRock Managed Global Allocation Fund from inception through 12/31/22 versus performance of the FTSE World Index and the Blended Index* for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current
5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

8 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Fixed Income ETF Fund
For the annual period ended December 31, 2022, the NVIT iShares
®
Fixed Income ETF Fund Class Y returned -13.31% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core Bond (consisting of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The fourth quarter of 2022 wrapped up one of the most notable years in market history. Both stocks and bonds fell double-digit percentages (S&P 500
®
Index, MSCI EAFE
®
Index & Bloomberg
®
US Aggregate Bond Index). A sea change in the investment
landscape occurred in 2022 resulting from a dramatic increase in inflation and subsequent reversal in the 40-year trend of falling
US interest rates. 2022 ended with a total of 425 basis points (“bps”) in rate hikes by the Federal Reserve (“Fed”). And while the
Fed announced a final hike of 50 bps in December, marking a deceleration from the previous four consecutive 75 bps hikes, it emphasized its commitment to fighting inflation.
While Emerging Markets struggled for most of the year, they experienced a bounce back in the fourth quarter. This was largely due to the announcement of China easing their zero-COVID policy restrictions. Although the market turmoil has increased uncertainty for Emerging Markets’ investors, it widened valuation gaps to US assets.
Although both the bond market (represented by the Bloomberg
®
US Aggregate Bond Index) and the stock market (S&P 500
®
Index)
finished the year in negative territory, the fourth quarter provided some relief, as they rebounded 1.9% and 7.6%, respectively.
Emerging Market (MSCI EM
®
Index) stocks also rallied, up 9.7% for the quarter. Developed markets outside the US (MSCI EAFE
®
Index), led the rebound by finishing the last quarter of 2022 up 17.3%. Much of this return came on the back of weakness in the US dollar. Commodities (Dow Jones Commodity Index) closed out 2022 with a return of 20.6%, resuming the massive gains achieved in Q1 2023.
The largest contributors to the performance are iShares U.S. Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, and
iShares MBS ETF, despite all 3 holdings having negative returns. The largest detractors to the performance are iShares Core 10+
Year USD Bond ETF, iShares Core Total USD Bond Market ETF, and iShares Core U.S. Aggregate Bond ETF. The Fund continues to have holdings in all six of the ETF Funds.
The Fund did not experience any liquidity issues and did not use derivatives during the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Greg Savage, CFA
This Fund is designed to provide diversification across traditional fixed-income asset classes by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of fixed-income indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the Underlying ETFs. In seeking to match the performance of an index, correlation between Underlying ETF performance and index performance may be affected by ETF expenses, index composition changes, and the timing of ETF share purchases and redemptions. Because the Fund may hold large positions in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the
Fund’s value and total return.
This Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
high-yield bonds risk (greater volatility); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); sovereign debt risk (a governmental entity may delay or refuse to pay interest or repay principal); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk (concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not ensure a profit or protect against a loss in a down market.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2022 - Fund Commentary - 9
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 99.8%
Repurchase Agreements 19.7%
Liabilities in excess of other assets
§
(19.5)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 41.7%
iShares Core 1-5 Year USD Bond ETF 12.8%
iShares Core Total USD Bond Market ETF 8.4%
iShares MBS ETF 8.3%
iShares Core 10+ Year USD Bond ETF 8.2%
iShares U.S. Treasury Bond ETF 4.2%
Cantor Fitzgerald & Co. 16.0%
MetLife, Inc. 0.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Fixed Income ETF Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (13.74)% (3.26)% (0.45)% 1/23/2019
Class Y (13.31)% (2.77)% 0.04% 1/23/2019
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% (2.71) % (0.04)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.03% 0.73%
Class Y 0.53% 0.23%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Fixed Income ETF Fund from inception
through 12/31/22 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Global Equity ETF Fund
For the annual period ended December 31, 2022, the NVIT iShares
®
Global Equity ETF Fund Class Y returned -15.96% versus
-18.14% for its benchmark, the MSCI World Index - Net Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Global Large-Stock Blend (consisting of 48 investments as of December 31, 2022), was -17.89% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The fourth quarter of 2022 wrapped up one of the most notable years in market history. Both stocks and bonds fell double digit percentages (S&P 500
®
Index (“S&P 500
®
”), MSCI EAFE
®
Index and Bloomberg US Aggregate Bond Index). A sea change in the investment landscape occurred in 2022 resulting from a dramatic increase in inflation and subsequent reversal in the 40-year trend of falling US interest rates. 2022 ended with a total of 425 basis points (“bps”) in rate hikes by the Federal Reserve (“Fed”). While the Fed announced a final hike of 50 bps in December 2022, marking a deceleration from the previous four consecutive 75 bps hikes, it emphasized its commitment to fight inflation.
While Emerging Markets struggled for most of the year, it experienced a bounce back in the fourth quarter of 2022. It was largely due to the announcement of China easing their zero-COVID policy restrictions. Although the market turmoil has increased uncertainty for Emerging Markets’ investors, it also widened valuation gaps to US assets.
Although both the bond market (represented by the Bloomberg US Aggregate Bond Index) and the stock market (S&P 500
®
) finished
the year in negative territory, the fourth quarter of 2022 provided some relief, as they rebounded 1.9% and 7.6%, respectively.
Emerging Markets (MSCI EM
®
Index) stocks also rallied, up by 9.7% for the quarter. Developed markets outside the US (MSCI
EAFE
®
Index), however, led the rebound by finishing the last quarter of 2022 up 17.3%. Much of this return came on the back of weakness in US Dollars. Commodities (Dow Jones Commodity Index
®
) closed out 2022 with a return of 20.6%, resuming the
massive gains achieved in the first quarter 2022.
In the U.S., equity style factors largely outperformed the S&P 500
®
. Low Volatility, Value, Size and Momentum (MSCI USA Minimum
Volatility
®
Index, MSCI USA Enhanced Value
®
Index, MSCI USA Low Size
®
Index, MSCI USA Momentum SR Variant
®
Index)
outperformed the S&P 500
®
by 8.9%, 4.1%, 2.4% and 0.03%, respectively, for the year. And for the final quarter of 2022, each of the aforementioned factors outperformed the S&P 500
®
by 2% or more. Equity factors have been playing an increasingly important role in positioning portfolios through the persistent volatility we have seen.
The Fund did not experience any liquidity issues during the reporting period.
The Fund does not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Greg Savage, CFA
The Fund is designed to provide diversification across traditional equity asset classes of any market capitalization by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of equity indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the Underlying ETFs. In seeking to match the performance of an index, correlation between Underlying ETF performance and index performance may be affected by ETF expenses, index composition changes, and the timing of ETF share purchases and redemptions. Because the
Fund may hold large positions in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); smaller company risk (smaller companies are usually less stable in price and less liquid than larger, more-established companies; are more vulnerable than larger companies to adverse business and economic developments; and
may have more-limited resources); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk
(concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return

NVIT iShares
®
Global Equity ETF Fund - December 31, 2022 - Fund Commentary - 13
loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 99.9%
Repurchase Agreement 9.4%
Liabilities in excess of other assets
§
(9.3)%
100.0%
Top Holdings
2
iShares Core S&P Total US Stock Market ETF 25.5%
iShares Core S&P Mid-Cap ETF 16.5%
iShares Core MSCI International Developed Markets
ETF 12.5%
iShares Core MSCI EAFE ETF 10.7%
iShares US Equity Factor ETF 8.1%
iShares Core S&P 500 ETF 6.3%
iShares Core S&P Small-Cap ETF 2.8%
iShares MSCI USA Small-Cap Multifactor ETF 1.9%
iShares MSCI USA Value Factor ETF 1.8%
iShares MSCI USA Size Factor ETF 1.8%
Other Holdings
#
12.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

14 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Global Equity ETF Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.38)% 5.66% 9.05% 1/23/2019
Class Y (15.96)% 6.17% 9.59% 1/23/2019
MSCI World Index (18.14)% 4.94% 10.21%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.06% 0.75%
Class Y 0.56% 0.25%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Global Equity ETF Fund from inception
through 12/31/22 versus the MSCI World Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Asset Allocation Fund
For the annual period ended December 31, 2022, the NVIT Managed American Funds Asset Allocation Fund Class II returned
-14.30% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was -15.51%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in a diversified portfolio of the following five funds:
American Funds American Balanced, American Funds Bond Fund of America, American Funds IS
®
Growth, American Funds
IS
®
US Government Securities, and American Funds IS
®
Washington Mutual Investor (“Core Sleeve”). The remaining 5% of the
Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s equity exposure to 80% (or
10% over the current exposure within the Core Sleeve, whichever is lower) or decrease it to 0% as determined by the quantitative process that controls the overlay.
The largest detractors to Fund returns were the underlying American Funds American Balanced Fund and the underlying American
Funds IS
®
Growth Fund, which registered -11.83% and -29.76%, respectively, during the reporting period. The funds were all challenged by rising interest rates, as the Federal Reserve (“Fed”) raised interest rates to combat high inflation. The Fund still holds these securities.
The Fund’s five underlying investments held during the reporting period posted negative returns. The underlying American Funds
IS
®
US Government Securities and American Funds IS
®
Washington Mutual Investor returned -10.75%, and -8.28%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite both having negative returns. The Fund still holds these securities.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increased volatility was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange, FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in an underlying fund, the Asset Allocation Fund
SM
, a series of American Funds Insurance Series
®
(Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2022 - Fund Commentary - 17
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The
Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses).
In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 45.9%
Balanced Fund 27.7%
Fixed Income Funds 18.3%
Futures Contracts 0.5%
Other assets in excess of liabilities
§
7.6%
100.0%
Top Holdings
2
American Balanced Fund, Class R6 30.1%
American Funds Growth Fund, Class 1 29.8%
American Funds Washington Mutual Investors Fund,
Class 1 20.2%
Bond Fund of America (The), Class R6 14.9%
American Funds U.S. Government Securities Fund,
Class 1 5.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Asset Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.30)% 3.21% 4.62% 7/8/2014
S&P 500
®
Index (18.11)% 9.42% 10.31%
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.03%
Blended Index
2
(15.91)% 6.07% 4.00%
Expense Ratios
Expense
Ratio
^
Class II 0.98%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Asset Allocation Fund
from inception through 12/31/22 versus performance of the S&P 500
®
Index, the Bloomberg
®
U.S. Aggregate Bond Index and the
Blended Index* for the same period. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

20 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Growth-Income Fund
For the annual period ended December 31, 2022, the NVIT Managed American Funds Growth & Income Fund Class II returned
-15.41% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Growth-Income Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Growth-Income Fund fell 16.28% for the 12 months ended December 31, 2022, compared with a decline of 18.11% in its benchmark index, S&P 500
®
Index1 (S&P 500), a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The
S&P 500
®
entered its first bear market since 2020. Energy was the top S&P 500
®
sector for the second straight year, climbing
66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.
Regarding the Fund, investments within the Information Technology and Industrials sectors were top contributors to the Fund’s relative returns. An out-of-benchmark position in energy company Canadian Natural Resources was a top individual contributor, as the stock outpaced the market overall. On the downside, security selections within the Communications and Financials sectors dragged on portfolio returns. Netflix was the fund’s top individual detractor owing to a larger-than-benchmark position and returns that lagged the market overall.
Looking ahead, uncertainty in the macroeconomic outlook and in the trajectory of inflation and interest rates will likely continue.
Stock valuations have started to come down to reflect investor concerns, although corporate earnings outlooks may not have bottomed. The Fund’s portfolio managers will take advantage of volatility to build positions in companies and stocks in which they see long term value. The current environment should provide opportunities for finding investments with attractive risk-adjusted return potential.
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap
®
400 Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s equity exposure only up to the Core Sleeve’s current equity exposure but can decrease it to 0% as determined by the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of FTX and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the fund’s volatility but was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA

NVIT Managed American Funds Growth-Income Fund - December 31, 2022 - Fund Commentary - 21
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in an underlying fund, the Growth-Income Fund
SM
, a series of American Funds Insurance Series
®
(Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the
Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Growth funds may underperform other funds that use different investing styles. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Growth-Income Fund
Asset Allocation
1
Equity Fund 93.4%
Futures Contracts 0.3%
Other assets in excess of liabilities
§
6.3%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Managed American Funds Growth-Income Fund - December 31, 2022 - Fund Commentary - 23
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (15.41)% 5.66% 7.28% 7/8/2014
S&P 500
®
Index (18.11)% 9.42% 10.31%
Expense Ratios
Expense
Ratio
^
Class II 0.98%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

24 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Growth-Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Growth-Income Fund from inception through 12/31/22 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance for the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Fund of Funds - December 31, 2022 - Shareholder Expense Example - 25
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 995.20 2.26 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 966.60 3.32 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 969.10 0.84 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,044.90 3.45 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 1,047.40 0.88 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17

26 - Shareholder Expense Example - December 31, 2022 - Fund of Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Managed American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,000.00 3.48 0.69
Hypothetical
(c)(d)
1,000.00 1,021.73 3.52 0.69
NVIT Managed American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,025.10 3.52 0.69
Hypothetical
(c)(d)
1,000.00 1,021.73 3.52 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2022 - Statement of Investments - 27
Investment Company 94.2%
Shares Value ($)
Alternative Assets 94.2%
BlackRock Global Allocation VI
Fund, Class I* 21,340,168 315,194,274
Total Alternative Assets
(cost $348,693,716) 315,194,274
Total Investment Company
(cost $348,693,716) 315,194,274
Total Investments
(cost $348,693,716) — 94.2% 315,194,274
Other assets in excess of liabilities — 5.8% 19,344,159
NET ASSETS — 100.0% $ 334,538,433
* Denotes a non-income producing security.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (51) 3/2023 USD (4,970,970) 87,130
Russell 2000 E-Mini Index (1) 3/2023 USD (88,545) 3,153
S&P 500 E-Mini Index (48) 3/2023 USD (9,266,400) 291,373
S&P Midcap 400 E-Mini Index (1) 3/2023 USD (244,260) 7,157
Net contracts 388,813
As of December 31, 2022, the Fund had $821,446 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - December 31, 2022 - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .8%
Shares Value ($)
Fixed Income Funds 99.8%
iShares Core 10+ Year USD
Bond ETF(a) 78,824 4,013,986
iShares Core 1-5 Year USD
Bond ETF(a) 135,779 6,305,577
iShares Core Total USD Bond
Market ETF(a) 91,930 4,130,415
iShares Core U.S. Aggregate
Bond ETF 211,126 20,477,111
iShares MBS ETF 44,106 4,090,831
iShares U.S. Treasury Bond ETF 89,969 2,044,096
Total Exchange Traded Funds
(cost $47,680,332) 41,062,016
Repurchase Agreements 19 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $7,884,266,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $8,038,110.
(b)(c) 7,880,500 7,880,500
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $200,096,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $204,106.(b)
(c) 200,000 200,000
Total Repurchase Agreements
(cost $8,080,500) 8,080,500
Total Investments
(cost $55,760,832) — 119.5% 49,142,516
Liabilities in excess of other assets
— (19.5)% (8,032,027)
NET ASSETS — 100.0% $ 41,110,489
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $7,973,027, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,080,500 and by $88,605
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 5.25%, and
maturity dates ranging from 7/15/2023 – 5/15/2051, a total
value of $8,169,105.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$8,080,500.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2022 - Statement of Investments - 29
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE ETF 95,788 5,904,372
iShares Core MSCI International
Developed Markets ETF(a) 123,462 6,911,403
iShares Core S&P 500 ETF 9,048 3,476,332
iShares Core S&P Mid-Cap ETF 37,772 9,136,669
iShares Core S&P Small-Cap
ETF 16,179 1,531,181
iShares Core S&P Total US
Stock Market ETF(a) 166,552 14,123,610
iShares MSCI USA Momentum
Factor ETF(a) 6,821 995,388
iShares MSCI USA Quality
Factor ETF(a) 8,593 979,258
iShares MSCI USA Size Factor
ETF(a) 8,861 1,007,750
iShares MSCI USA Small-Cap
Multifactor ETF 21,332 1,059,347
iShares MSCI USA Value Factor
ETF 11,121 1,013,568
iShares US Equity Factor ETF(a) 114,965 4,484,785
Total Exchange Traded Funds
(cost $51,763,049) 50,623,663
Repurchase Agreement 9 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,756,436,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $4,849,248.
(b)(c) 4,754,164 4,754,164
Total Repurchase Agreement
(cost $4,754,164) 4,754,164
Total Investments
(cost $56,517,213) — 109.3% 55,377,827
Liabilities in excess of other assets — (9.3)% (4,700,252)
NET ASSETS — 100.0% $ 50,677,575
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $5,598,851, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,754,164 and by $995,544
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 6.63%, and
maturity dates ranging from 1/15/2023 – 2/15/2052, a total
value of $5,749,708.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$4,754,164.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2022 - NVIT Managed American Funds Asset Allocation Fund
Investment Companies 91.9%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 25,572,521 735,721,417
Total Balanced Fund
(cost $862,645,544) 735,721,417
Equity Funds 45.9%
American Funds Growth Fund,
Class 1 9,552,199 728,737,280
American Funds Washington
Mutual Investors Fund, Class
1 38,872,439 493,291,252
Total Equity Funds
(cost $1,741,187,255) 1,222,028,532
Investment Companies
Shares Value ($)
Fixed Income Funds 18.3%
American Funds U.S.
Government Securities Fund,
Class 1 12,188,207 121,760,191
Bond Fund of America (The),
Class R6 32,050,782 364,737,904
Total Fixed Income Funds
(cost $563,699,784) 486,498,095
Total Investment Companies
(cost $3,167,532,583) 2,444,248,044
Total Investments
(cost $3,167,532,583) — 91.9% 2,444,248,044
Other assets in excess of liabilities — 8.1% 214,426,031
NET ASSETS — 100.0% $ 2,658,674,075
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (245) 3/2023 USD (23,880,150) 418,939
Russell 2000 E-Mini Index (46) 3/2023 USD (4,073,070) 127,118
S&P 500 E-Mini Index (1,855) 3/2023 USD (358,107,750) 11,246,902
S&P Midcap 400 E-Mini Index (87) 3/2023 USD (21,250,620) 537,878
Net contracts 12,330,837
As of December 31, 2022, the Fund had $24,370,236 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Growth-Income Fund - December 31, 2022 - Statement of Investments - 31
Investment Company 93.4%
Shares Value ($)
Equity Fund 93.4%
American Funds Growth-Income
Fund, Class 1 12,018,324 603,440,062
Total Investment Company
(cost $570,855,829) 603,440,062
Total Investments
(cost $570,855,829) — 93.4% 603,440,062
Other assets in excess of liabilities — 6.6% 42,532,873
NET ASSETS — 100.0% $ 645,972,935
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
D ate
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (46) 3/2023 USD (4,483,620) 68,407
Russell 2000 E-Mini Index (4) 3/2023 USD (354,180) 12,610
S&P 500 E-Mini Index (297) 3/2023 USD (57,335,850) 1,606,862
S&P Midcap 400 E-Mini Index (18) 3/2023 USD (4,396,680) 89,644
Net contracts 1,777,523
As of December 31, 2022, the Fund had $3,972,794 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 315,194,274
Repurchase agreements, at value —
Cash 18,379,020
Deposits with broker for futures contracts 1,068,039
Interest and dividends receivable 55,240
Security lending income receivable —
Receivable for investments sold 78,235
Receivable for capital shares issued 785
Receivable for variation margin on futures contracts 7,262
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 334,782,855
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 80,617
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 43,119
Fund administration fees 17,065
Distribution fees —
Administrative servicing fees 72,509
Accounting and transfer agent fees 248
Trustee fees 53
Custodian fees 9,788
Compliance program costs (Note 3) 378
Professional fees 6,276
Printing fees 12,387
Other 1,982
Total Liabilities 244,422
Net Assets $ 334,538,433
* Includes value of securities on loan (Note 2) —
Cost of investment securities 348,693,716
Cost of repurchase agreements —
Represented by:
Capital $ 375,694,636
Total distributable earnings (loss) (41,156,203)
Net Assets $ 334,538,433

Fund of Funds - December 31, 2022 - Statements of Assets and Liabilities - 33
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 41,062,016 $ 50,623,663 $ 2,444,248,044 $ 603,440,062
8,080,500 4,754,164 — —
87,124 132,124 189,791,162 38,731,768
— — 24,327,878 3,900,899
294 390 572,877 112,303
7,735 14,103 — —
— 455,719 — 240,133
26,486 — 357,665 —
— — 1,359,025 222,350
1,893 1,431 — —
80 87 3,567 821
49,266,128 55,981,681 2,660,660,218 646,648,336
4,585 489,608 198,003 —
15,275 11,837 159,661 252,771
8,080,500 4,754,164 — —
3,883 4,790 337,546 81,691
13,943 14,161 62,653 22,877
8,292 9,734 572,420 138,304
12,324 3,473 538,039 138,373
65 73 1,986 464
22 19 59 7
6 7 68,103 17,555
45 57 3,020 726
5,123 5,127 20,386 7,486
11,110 10,578 10,417 12,459
466 478 13,850 2,688
8,155,639 5,304,106 1,986,143 675,401
$ 41,110,489 $ 50,677,575 $ 2,658,674,075 $ 645,972,935
7,973,027 5,598,851 — —
47,680,332 51,763,049 3,167,532,583 570,855,829
8,080,500 4,754,164 — —
$ 48,785,345 $ 53,076,249 $ 3,161,468,093 $ 566,354,308
(7,674,856) (2,398,674) (502,794,018) 79,618,627
$ 41,110,489 $ 50,677,575 $ 2,658,674,075 $ 645,972,935

34 - Statements of Assets and Liabilities - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 334,538,433
Class Y Shares —
Total $ 334,538,433
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,380,325
Class Y Shares —
Total 32,380,325
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10 .33
Class Y Shares $ —

Fund of Funds - December 31, 2022 - Statements of Assets and Liabilities - 35
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 38,621,678 $ 45,330,802 $ 2,658,674,075 $ 645,972,935
2,488,811 5,346,773 — —
$ 41,110,489 $ 50,677,575 $ 2,658,674,075 $ 645,972,935
4,159,557 3,386,557 300,072,256 52,759,718
272,030 420,121 — —
4,431,587 3,806,678 300,072,256 52,759,718
$ 9 .29 $ 13 .39 $ 8 .86 $ 12 .24
$ 9 .15 $ 12 .73 $ — $ —

36 - Statements of Operations - For the Year Ended December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 302,456
Dividend income —
Income from securities lending (Note 2) —
Total Income 302,456
EXPENSES:
Investment advisory fees 2,624,477
Fund administration fees 119,929
Distribution fees Class II Shares 886,644
Administrative servicing fees Class II Shares 886,644
Professional fees 20,707
Printing fees 7,185
Trustee fees 12,590
Custodian fees 16,416
Accounting and transfer agent fees 1,137
Compliance program costs (Note 3) 1,476
Other 7,766
Total expenses before fees waived and expenses reimbursed 4,584,971
Distribution fees waived - Class II (Note 3) (886,644)
Investment advisory fees waived (Note 3) (2,092,487)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,605,840
NET INVESTMENT INCOME/(LOSS) (1,303,384)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 4,191,582
Net realized gains (losses) from:
Transactions in investment securities (6,942,620)
Expiration or closing of futures contracts (Note 2) 1,781,751
Net realized gains (losses) (969,287)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (58,375,717)
Futures contracts (Note 2) 1,000,993
Net change in unrealized appreciation/depreciation (57,374,724)
Net realized/unrealized gains (losses) (58,344,011)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (59,647,395)

Fund of Funds - For the Year Ended December 31, 2022 - Statements of Operations - 37
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 1,596 $ 2,454 $ 3,014,125 $ 609,797
987,579 925,584 47,836,730 9,623,386
51,895 194,820 — —
1,041,070 1,122,858 50,850,855 10,233,183
46,610 53,605 4,176,371 968,838
64,125 65,685 663,067 185,468
99,574 109,643 7,100,643 1,640,777
99,574 107,504 7,100,643 1,640,777
10,420 10,616 116,406 31,892
5,996 5,948 28,981 8,351
1,519 1,787 99,664 23,501
2,325 2,143 124,110 30,405
346 386 8,700 2,053
182 211 11,907 2,767
1,358 1,666 59,930 13,828
332,029 359,194 19,490,422 4,548,657
— — — —
— — — —
(60,706) (59,033) — —
271,323 300,161 19,490,422 4,548,657
769,747 822,697 31,360,433 5,684,526
— — 239,315,315 59,082,719
(936,928) (1,108,062) (116,457,731) (5,213,916)
— — 49,185,511 2,519,569
(936,928) (1,108,062) 172,043,095 56,388,372
(6,250,882) (8,340,296) (680,400,011) (177,890,717)
— — 17,767,285 2,267,033
(6,250,882) (8,340,296) (662,632,726) (175,623,684)
(7,187,810) (9,448,358) (490,589,631) (119,235,312)
$ (6,418,063) $ (8,625,661) $ (459,229,198) $ (113,550,786)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - December 31, 2022 - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (1,303,384) $ 1,667,226
Net realized gains (losses) (969,287) 47,419,507
Net change in unrealized appreciation/depreciation (57,374,724) (33,601,942)
Change in net assets resulting from operations (59,647,395) 15,484,791
Distributions to Shareholders From:
Distributable earnings:
Class II — (13,685,713)
Class Y — —
Change in net assets from shareholder distributions — (13,685,713)
Change in net assets from capital transactions 98,060 50,163,384
Change in net assets (59,549,335) 51,962,462
Net Assets:
Beginning of year 394,087,768 342,125,306
End of year $ 334,538,433 $ 394,087,768
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 21,537,202 $ 48,502,932
Dividends reinvested — 13,685,713
Cost of shares redeemed (21,439,142) (12,025,261)
Total Class II Shares 98,060 50,163,384
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 98,060 $ 50,163,384
SHARE TRANSACTIONS:
Class II Shares
Issued 1,921,239 3,932,292
Reinvested — 1,109,053
Redeemed (2,024,381) (965,371)
Total Class II Shares (103,142) 4,075,974
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (103,142) 4,075,974

Fund of Funds - December 31, 2022 - Statements of Changes in Net Assets - 39
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 769,747 $ 405,002 $ 822,697 $ 589,986
(936,928) (75,068) (1,108,062) 4,244
(6,250,882) (782,642) (8,340,296) 4,657,162
(6,418,063) (452,708) (8,625,661) 5,251,392
(714,025) (379,401) (717,362) (522,726)
(58,721) (35,852) (114,446) (76,256)
(772,746) (415,253) (831,808) (598,982)
3,633,766 23,995,245 9,523,735 32,085,230
(3,557,043) 23,127,284 66,266 36,737,640
44,667,532 21,540,248 50,611,309 13,873,669
$ 41,110,489 $ 44,667,532 $ 50,677,575 $ 50,611,309
$ 9,984,837 $ 26,693,430 $ 13,824,859 $ 31,912,468
714,025 379,401 717,362 522,726
(7,403,035) (3,345,935) (6,179,367) (2,865,565)
3,295,827 23,726,896 8,362,854 29,569,629
923,577 1,597,146 2,671,982 5,521,342
58,721 35,852 114,446 76,256
(644,359) (1,364,649) (1,625,547) (3,081,997)
337,939 268,349 1,160,881 2,515,601
$ 3,633,766 $ 23,995,245 $ 9,523,735 $ 32,085,230
996,611 2,409,937 979,785 2,085,326
76,122 34,567 53,487 32,467
(751,456) (301,709) (438,650) (195,125)
321,277 2,142,795 594,622 1,922,668
93,601 145,636 194,089 378,063
6,355 3,312 8,975 4,978
(65,981) (124,114) (119,095) (212,726)
33,975 24,834 83,969 170,315
355,252 2,167,629 678,591 2,092,983

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - December 31, 2022 - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 31,360,433 $ 6,686,904
Net realized gains 172,043,095 768,771,833
Net change in unrealized appreciation/depreciation (662,632,726) (452,644,353)
Change in net assets resulting from operations (459,229,198) 322,814,384
Distributions to Shareholders From:
Distributable earnings:
Class II (653,510,245) —
Change in net assets from shareholder distributions (653,510,245) —
Change in net assets from capital transactions 528,764,824 378,283,454
Change in net assets (583,974,619) 701,097,838
Net Assets:
Beginning of year 3,242,648,694 2,541,550,856
End of year $ 2,658,674,075 $ 3,242,648,694
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 45,500,329 $ 451,650,265
Dividends reinvested 653,510,245 —
Cost of shares redeemed (170,245,750) (73,366,811)
Total Class II Shares 528,764,824 378,283,454
Change in net assets from capital transactions $ 528,764,824 $ 378,283,454
SHARE TRANSACTIONS:
Class II Shares
Issued 3,815,307 33,671,855
Reinvested 73,017,904 —
Redeemed (15,786,364) (5,752,508)
Total Class II Shares 61,046,847 27,919,347
Total change in shares 61,046,847 27,919,347

Fund of Funds - December 31, 2022 - Statements of Changes in Net Assets - 41
NVIT Managed American Funds Growth-
Income Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 5,684,526 $ 4,195,893
56,388,372 9,812,834
(175,623,684) 118,854,988
(113,550,786) 132,863,715
— (1,384,021)
— (1,384,021)
16,051,397 18,874,213
(97,499,389) 150,353,907
743,472,324 593,118,417
$ 645,972,935 $ 743,472,324
$ 50,803,440 $ 71,224,185
— 1,384,021
(34,752,043) (53,733,993)
16,051,397 18,874,213
$ 16,051,397 $ 18,874,213
4,076,696 5,382,000
— 99,642
(2,712,713) (4,160,962)
1,363,983 1,320,680
1,363,983 1,320,680

42 - Financial Highlights - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 12.13 $ (0.04) $ (1.76) $ (1.80) $ — $ — $ — $ 10.33 (14.84)% $ 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
12/31/2019 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) 10.83 14.95% 313,943 0.46% 0.95% 1.30% 2.42%
12/31/2018 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) 9.71 (8.47)% 246,279 0.50% 0.61% 1.34% 3.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2022 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2022 $ 10.97 $ 0.18 $ (1.69) $ (1.51) $ (0.17) $ — $ (0.17) $ 9.29 (13.74)% $ 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
12/31/2019(h) 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) 10.69 8.51% 3,900 0.67% 2.80% 5.82% 34.43%
Class Y Shares
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
12/31/2019(h) 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) 10.53 8.97% 1,397 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

44 - Financial Highlights - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2022 $ 16.26 $ 0.23 $ (2.88) $ (2.65) $ (0.22) $ — $ (0.22) $ 13.39 (16.33)%(h) $ 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
12/31/2019(i) 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) 11.81 19.23% 3,126 0.67% 2.65% 7.62% 20.44%
Class Y Shares
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
12/31/2019(i) 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) 11.23 19.82% 628 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - December 31, 2022 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 13.57 $ 0.12 $ (2.03) $ (1.91) $ — $ (2.80) $ (2.80) $ 8.86 (14.30)% $ 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
12/31/2019 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) 11.80 18.97% 2,309,942 0.69% 1.57% 0.69% 0.82%
12/31/2018 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) 10.37 (4.82)% 1,706,672 0.69% 1.33% 0.69% 0.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

46 - Financial Highlights - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 14.47 $ 0.11 $ (2.34) $ (2.23) $ — $ — $ — $ 12.24 (15.41)% $ 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
12/31/2019 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) 11.87 21.98% 523,412 0.71% 1.38% 0.71% 2.71%
12/31/2018 11.12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) 10.30 (2.58)% 340,245 0.72% 1.11% 0.72% 6.21%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 47
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

48 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 388,813 $ – $ – $ 388,813
Investment Company 315,194,274 – – 315,194,274
Total $ 315,583,087 $ – $ – $ 315,583,087
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,062,016 $ – $ – $ 41,062,016
Repurchase Agreements – 8,080,500 – 8,080,500
Total $ 41,062,016 $ 8,080,500 $ – $ 49,142,516

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 49
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 50,623,663 $ – $ – $ 50,623,663
Repurchase Agreement – 4,754,164 – 4,754,164
Total $ 50,623,663 $ 4,754,164 $ – $ 55,377,827
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 12,330,837 $ – $ – $ 12,330,837
Investment Companies 2,444,248,044 – – 2,444,248,044
Total $ 2,456,578,881 $ – $ – $ 2,456,578,881
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,777,523 $ – $ – $ 1,777,523
Investment Company 603,440,062 – – 603,440,062
Total $ 605,217,585 $ – $ – $ 605,217,585
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

50 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 388,813
Total $ 388,813
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 12,330,837
Total $ 12,330,837
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,777,523
Total $ 1,777,523
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,781,751
Total $ 1,781,751

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 51
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 49,185,511
Total $ 49,185,511
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,519,569
Total $ 2,519,569
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,000,993
Total $ 1,000,993
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 17,767,285
Total $ 17,767,285
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,267,033
Total $ 2,267,033
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Short $ 38,756,731
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Short $ 547,065,885
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Short $ 124,581,528

52 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 8,080,500
iShares Global Equity 4,754,164

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 53
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
As of December 31, 2022, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 7,880,500 $ – $ 7,880,500 $ (7,880,500) $ –
MetLife, Inc. 200,000 – 200,000 (200,000) –
Total $ 8,080,500 $ – $ 8,080,500 $ (8,080,500) $ –
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 4,754,164 $ – $ 4,754,164 $ (4,754,164) $ –
Total $ 4,754,164 $ – $ 4,754,164 $ (4,754,164) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

54 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in regulated investment companies, non-taxable distributions, and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to mark-to-market adjustments on futures and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
/20
Fund Capital
Total
Distributable
Earnings (Loss)
BlackRock Managed Global Allocation $ 43,094,659 $ (43,094,659)
iShares Fixed Income (115) 115
iShares Global Equity (195) 195
Managed American Asset Allocation 18,803,497 (18,803,497)
Managed American Growth-Income 4,195,298 (4,195,298)
Fund
Ordinary Distribution
Available for
Consent Dividend
BlackRock Managed Global Allocation $ 2,032,513
iShares Fixed Income —
iShares Global Equity —
Managed American Asset Allocation 64,673,073
Managed American Growth-Income 13,803,312

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 55
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2023 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 2,092,487

56 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $169,868 during the year ended December 31, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 57
permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,098,274 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $16,543.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income 103,659 98,568 60,706 262,933
iShares Global Equity 103,719 98,263 59,033 261,015
Managed American Asset Allocation — — — —
Managed American Growth-Income — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%

58 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
Fund Amount
BlackRock Managed Global Allocation $ 886,644
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 886,644
iShares Fixed Income 99,574
iShares Global Equity 107,504
Managed American Asset Allocation 7,100,643
Managed American Growth-Income 1,640,777

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 59
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 23,907,789 $ 21,285,579
iShares Fixed Income 9,894,625 6,184,169
iShares Global Equity 16,199,663 6,681,462
Managed American Asset Allocation 639,898,573 489,157,538
Managed American Growth-Income 114,145,463 34,537,472
* Purchases include reinvestments of income and realized gain distributions, as applicable.

60 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 772,746 – 772,746 – 772,746
iShares Global Equity 831,802 6 831,808 – 831,808
Managed American Asset Allocation – 653,510,245 653,510,245 – 653,510,245
Managed American Growth-Income – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ 13,685,713 $ – $ 13,685,713 $ – $ 13,685,713
iShares Fixed Income 405,002 10,251 415,253 – 415,253
iShares Global Equity 598,982 – 598,982 – 598,982
Managed American Asset Allocation – – – – –
Managed American Growth-Income 1,384,021 – 1,384,021 – 1,384,021
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
BlackRock Managed Global
Allocation $ 2,032,514 $ – $ 2,032,514 $ – $ (3,189,345) $ (39,999,372) $ (41,156,203)
iShares Fixed Income 4,281 – 4,281 – (151,770) (7,527,367) (7,674,856)
iShares Global Equity 8,238 – 8,238 – (28,304) (2,378,608) (2,398,674)
Managed American Asset Allocation 64,673,073 219,286,277 283,959,350 – – (786,753,368) (502,794,018)
Managed American Growth-Income 13,803,312 47,135,644 60,938,956 – – 18,679,671 79,618,627
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 355,582,459 $ 309,776 $ (40,309,148) $ (39,999,372)
iShares Fixed Income 56,669,883 14,896 (7,542,263) (7,527,367)
iShares Global Equity 57,756,435 2,099,920 (4,478,528) (2,378,608)
Managed American Asset Allocation 3,243,332,249 11,060,236 (797,813,604) (786,753,368)
Managed American Growth-Income 586,537,914 18,679,671 – 18,679,671

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 61
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
BlackRock Managed Global Allocation $ (3,189,345)
iShares Fixed Income (151,770)
iShares Global Equity (28,304)
Fund Utilized
BlackRock Managed Global Allocation $ 1,501,003
Managed American Growth-Income 7,054,073

62 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Fund of Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BlackRock Managed
Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of BlackRock
NVIT Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
Managed American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fund of Funds - December 31, 2022 (Unaudited) - Supplemental Information - 63
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

64 - Supplemental Information - December 31, 2022 (Unaudited) - Fund of Funds
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Fund of Funds - December 31, 2022 (Unaudited) - Supplemental Information - 65
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

66 - Supplemental Information - December 31, 2022 (Unaudited) - Fund of Funds
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Fund of Funds - December 31, 2022 (Unaudited) - Supplemental Information - 67
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 2.58%
iShares Fixed Income –
iShares Global Equity 50.64
Managed American Asset Allocation 39.49
Managed American Growth-Income 67.65
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income –
iShares Global Equity 6
Managed American Asset Allocation 653,510,245
Managed American Growth-Income –

68 - Supplemental Information - December 31, 2022 (Unaudited) - Fund of Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 111,283 0.0292
Managed American Asset Allocation – –
Managed American Growth-Income – –
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 11,891 0.0031
Managed American Asset Allocation – –
Managed American Growth-Income – –

Fund of Funds - December 31, 2022 - Management Information - 69
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

70 - Management Information - December 31, 2022 - Fund of Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - December 31, 2022 - Management Information - 71
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

72 - Market Index Definitions - December 31, 2022 - Fund of Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fund of Funds - December 31, 2022 - Market Index Definitions - 73
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

74 - Market Index Definitions - December 31, 2022 - Fund of Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Fund of Funds - December 31, 2022 - Market Index Definitions - 75
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

76 - Market Index Definitions - December 31, 2022 - Fund of Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Consolidated Fund Commentary 4
Consolidated Shareholder Expense Example 9
Consolidated Statement of Investments 10
Consolidated Statement of Assets and Liabilities 12
Consolidated Statement of Operations 14
Consolidated Statement of Changes in Net Assets 15
Consolidated Financial Highlights 16
Notes to Consolidated Financial Statements 17
Report of Independent Registered Public Accounting Firm 29
Supplemental Information 30
Management Information 35
Market Index Definitions 38

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Consolidated Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
For the annual period ended December 31, 2022, the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund Class II returned -16.04%
versus -14.67% for its benchmark, the J.P. Morgan Mozaic
SM
Index Series F. For broader comparison, the return for the Fund's closest Morningstar peer category, Systematic Trend (consisting of 3 investments as of December 31, 2022), was -15.64% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2022 was one of the most challenging years on record for a traditional investor, with equity and fixed income markets both suffering from the battle against record-high inflation. Global equities were down by -18% in their worst year since the Great Financial Crisis, while the Bloomberg U.S. Aggregate Bond Index fell -13% in its worst year since the inception in 1976, as Central Banks raised interest rates at a rapid pace. Commodity markets served as one of the few areas of respite for investors. With several commodity markets rallying on the back of the Russia-Ukraine conflict, however, a few commodity markets suffered from reversals and gave back the gains from earlier in the year.
Fixed income markets were the largest detractor markets to performance in aggregate over the year. Both the fixed income and equity exposures suffered amid one of the most challenging market environments on record; the losses were more than offsetting gains from the exposure to commodity markets.
Losses were spread across nearly all equity and fixed income markets traded over the course of the year. The Fund’s strategy invested in and lost money in each of the six fixed income markets that are part of its opportunity set, and five of the six potential equity markets (with a position taken in FTSE 100 futures the sole contributor investment amongst all equity and fixed income markets traded).
Commodity exposures did help buffer losses from equity and fixed income markets, with energy commodities contributing; however, gains were stronger in early 2022, and many commodity markets gave back the gains later in the year.
The strategy’s stop-loss trigger was enacted in June 2022, with the strategy selling out of its equity, fixed income, and commodity market positions over the middle of the month in response to aggregate index losses, before rebuilding exposures toward the end of the month. While the impact of the stop-loss trigger was beneficial at its onset, gains were given back and ultimately became losses as equity and fixed income markets recovered before the strategy was able to fully re-build its positioning.
The tables below highlight the top five detractor securities and top five contributor securities to the Fund’s total return.
The strategy is designed to gain access to its Index constituents through futures markets, and as such derivatives usage explains most of the strategy’s performance.
The strategy enters 2023 with positioning balanced across equity, fixed income, and commodity markets, with the strategy’s trend models finding favored markets within each asset class.
There were no liquidity events that had a material impact on the Fund’s performance.
Detractors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
US Long Bond futures -25.9 -353
Long trend/ Diversification requirement
detracted
S&P 500 futures -28.6 -276 Long trend detracted
Euro Bund futures -10.1 -222
Long trend/ Diversification requirement
detracted
DAX futures -25.8 -212 Long trend detracted
Long Gilt futures -10.7 -192 Long trend detracted
1
Period return was calculated using the Bloomberg generic future contract
Contributors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
Crude oil futures 35.6 100 Long trend benefited
Natural gas futures 20.0 72 Long trend benefited
Nickel futures 28.3 35 Long trend benefited
Gas oil futures 81.5 30 Long trend benefited
Heat oil futures 90.2 20 Long trend benefited
1
Period return was calculated using the Bloomberg generic future contract

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Fund Commentary - 5
Sub-adviser:
J.P. Morgan Asset Management
Portfolio Managers:
Yazann Romahi, Joe Staines, Steven Wu, and Kartik Aiyar
The Fund seeks to track the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-
related instruments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile), commodities (which are considered highly volatile and speculative and can lose a significant portion of their value) and futures contracts (prices are more volatile than stocks and bonds and fluctuations in value can cause large losses to the Fund). The Fund may invest in other investment companies.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the other investment companies. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The
Fund is subject to liquidity risk (the Fund may be more volatile than other mutual funds) and cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The J.P. Morgan Mozaic
SM
Index (Series F) (“Index”) has been licensed to Nationwide Fund Advisors (the “Licensee”) for the
Licensee’s benefit. Neither the Licensee nor the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund (the “Product”) is sponsored,
operated, endorsed, recommended, sold, or promoted by J.P. Morgan Securities LLC (“JPMS”) or any of its affiliates (other than
J.P. Morgan Investment Management, in its capacity as the Sub-Adviser to the Product) (together and individually, “JPMorgan”).
JPMorgan makes no representation and gives no warranty, express or implied, to contract owners taking exposure to the Product.
Such persons should seek appropriate professional advice before making any investment. The Index has been designed and is compiled, calculated, maintained, and sponsored by JPMS without regard to the Licensee, the Product, or any contract owner. JPMorgan is under no obligation to continue compiling, calculating, maintaining, or sponsoring the Index. JPMorgan may independently issue or sponsor other indices or products that are similar to and may compete with the Index and the Product.
JPMorgan may also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets). These activities could have a positive or negative effect on the value of the Index and the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Consolidated Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Asset Allocation
1
Foreign Government Securities 20.1%
Corporate Bonds 8.0%
Supranational 4.0%
Futures Contracts (1.5)%
Other assets in excess of liabilities
§
69.4%
100.0%
Top Industries
2
Capital Markets 12.5%
Diversified Financial Services 12.5%
Other Industries 75.0%
100.0%
Top Holdings
2
Kuntarahoitus OYJ, 2.88%, 3/7/2023 12.6%
Tokyo Metropolitan Government, 3.25%, 6/1/2023 12.6%
OMERS Finance Trust, 1.13%, 4/14/2023 12.5%
Svensk Exportkredit AB, 0.75%, 4/6/2023 12.5%
BNG Bank NV, 0.75%, 4/17/2023 12.5%
Corp. Andina de Fomento, 3.75%, 11/23/2023 12.5%
Erste Abwicklungsanstalt, 0.50%, 6/2/2023 12.4%
Japan Finance Organization for Municipalities,
2.13%, 10/25/2023 12.4%
100.0%
Top Countries
2
Japan 24.9%
Finland 12.6%
Canada 12.6%
Sweden 12.5%
Netherlands 12.5%
Germany 12.4%
Other Countries 12.5%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.04)% (3.00)% (3.04)% 10/4/2019
Class Y (15.64)% (2.57)% (2.60)% 10/4/2019
J.P. Morgan Mozaic
SM
Index (Series F) (14.67)% (1.97) % (1.42)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 2.11% 0.93%
Class Y 1.61% 0.43%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Consolidated Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund from inception
through 12/31/22 versus the J.P. Morgan Mozaic
SM
Index (Series F) for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 964.90 4.61 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
Class Y Shares
Actual
(b)
1,000.00 967.60 2.23 0.45
Hypothetical
(b)(c)
1,000.00 1,022.94 2.29 0.45
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

10 - Consolidated Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
N
Corporate Bonds 8.0%
Principal
Amount ($) Value ($)
CANADA 4.0%
Capital Markets 4.0%
OMERS Finance Trust,
1.13%, 4/14/2023(a) 1,400,000 1,386,516
NETHERLANDS 4.0%
Diversified Financial Services 4.0%
BNG Bank NV, Reg. S,
0.75%, 4/17/2023 1,400,000 1,384,724
Total Corporate Bonds
(cost $2,773,393) 2,771,240
Foreign Government Securities 20.1%
FINLAND 4.0%
Kuntarahoitus OYJ
2.88%, 3/7/2023 (a) 1,400,000 1,395,758
GERMANY 4.0%
Erste Abwicklungsanstalt,
Reg. S, 0.50%, 6/2/2023 1,400,000 1,375,236
JAPAN 8.1%
Japan Finance
Organization for
Municipalities, 2.13%,
10/25/2023 (a) 1,400,000 1,366,342
Tokyo Metropolitan
Government, Reg. S,
3.25%, 6/1/2023 1,400,000 1,388,254
2,754,596
Foreign Government Securities
Principal
Amount ($) Value ($)
SWEDEN 4.0%
Svensk Exportkredit AB,
0.75%, 4/6/2023 1,400,000 1,385,978
Total Foreign Government Securities
(cost $6,937,125) 6,911,568
Supranational 4.0%
Corp. Andina de Fomento,
3.75%, 11/23/2023 1,400,000 1,377,843
Total Supranational
(cost $1,395,678) 1,377,843
Total Investments
(cost $11,106,196) — 32.1% 11,060,651
Other assets in excess of liabilities — 67.9% 23,443,165
NET ASSETS — 100.0%
$ 34,503,816
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $4,148,616 which represents 12.02% of net assets.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Statement of Investments - 11
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 8 1/2023 USD 469,902 7,091
LME Nickel Base Metal 3 1/2023 USD 538,218 127,718
LME Zinc Base Metal 5 1/2023 USD 373,781 140
E-Mini Crude Oil 10 2/2023 USD 402,250 38,849
Micro Gold 116 2/2023 USD 2,118,392 33,822
Natural Gas 6 2/2023 USD 246,240 (88,474)
NY Harbor ULSD 1 2/2023 USD 133,526 16,445
RBOB Gasoline 1 2/2023 USD 104,089 16,268
Australia 10 Year Bond 52 3/2023 AUD 4,095,609 (237,551)
FTSE 100 Index 31 3/2023 GBP 2,798,066 (1,472)
Low Sulphur Gasoil 1 3/2023 USD 88,250 7,999
Mini-DAX Index 27 3/2023 EUR 2,021,416 (60,060)
Russell 2000 E-Mini Index 18 3/2023 USD 1,593,810 (56,828)
S&P 500 Micro E-Mini Index 96 3/2023 USD 1,853,280 (66,917)
Silver 6 3/2023 USD 721,200 40,534
TOPIX Index 17 3/2023 JPY 2,450,130 (97,330)
U.S. Treasury 10 Year Note 48 3/2023 USD 5,390,251 (29,351)
Total long contracts (349,117)
Short Contracts
LME Aluminum Base Metal (8) 1/2023 USD (469,902) (11,327)
LME Nickel Base Metal (3) 1/2023 USD (538,218) (116,560)
LME Zinc Base Metal (5) 1/2023 USD (373,781) (23,660)
Total short contracts (151,547)
Net contracts (500,664)
As of December 31, 2022, the Fund had $1,165,145 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

12 - Consolidated Statement of Assets and Liabilities - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 11,060,651
Cash 21,988,463
Deposits with broker for futures contracts 1,131,765
Foreign currencies, at value 351,661
Interest and dividends receivable 105,894
Receivable for capital shares issued 6,625
Receivable for reimbursement from investment adviser (Note 3) 70,907
Prepaid expenses 61
Total Assets 34,716,027
Liabilities:
Payable for capital shares redeemed 326
Payable for variation margin on futures contracts 44,530
Accrued expenses and other payables:
Investment advisory fees 9,717
Fund administration fees 76,802
Distribution fees 6,734
Administrative servicing fees 9,378
Accounting and transfer agent fees 171
Trustee fees 24
Custodian fees 1,174
Compliance program costs (Note 3) 38
Professional fees 34,525
Printing fees 21,314
Other 7,478
Total Liabilities 212,211
Net Assets $ 34,503,816
Cost of investment securities 11,106,196
Cost of foreign currencies 339,896
Represented by:
Capital $ 40,710,650
Total distributable earnings (loss) (6,206,834)
Net Assets $ 34,503,816

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Statement of Assets and Liabilities - 13
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 31,794,740
Class Y Shares 2,709,076
Total $ 34,503,816
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 3,818,827
Class Y Shares 319,649
Total 4,138,476
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8 .33
Class Y Shares $ 8 .48

14 - Consolidated Statement of Operations - For the Year Ended December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 527,631
Total Income 527,631
EXPENSES:
Investment advisory fees 98,278
Fund administration fees 128,774
Distribution fees Class II Shares 79,317
Administrative servicing fees Class II Shares 79,317
Professional fees 79,229
Printing fees 351
Trustee fees 14,050
Custodian fees 53
Accounting and transfer agent fees 366
Compliance program costs (Note 3) 151
Index licensing fee 35,051
Other 1,525
Total expenses before expenses reimbursed 516,462
Expenses reimbursed by adviser (Note 3) (207,069)
Net Expenses 309,393
NET INVESTMENT INCOME 218,238
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Expiration or closing of futures contracts (Note 2) (5,445,821)
Foreign currency transactions (Note 2) (37,672)
Net realized gains (losses) (5,483,493)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (41,875)
Futures contracts (Note 2) (855,057)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 5,786
Net change in unrealized appreciation/depreciation (891,146)
Net realized/unrealized gains (losses) (6,374,639)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (6,156,401)

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Statement of Changes in Net Assets - 15
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 218,238 $ (181,977)
Net realized gains (losses) (5,483,493) 2,073,118
Net change in unrealized appreciation/depreciation (891,146) 18,599
Change in net assets resulting from operations (6,156,401) 1,909,740
Distributions to Shareholders From:
Distributable earnings:
Class II (534,307) (1,687,699)
Class Y (54,688) (207,924)
Change in net assets from shareholder distributions (588,995) (1,895,623)
Change in net assets from capital transactions 7,673,110 16,663,266
Change in net assets 927,714 16,677,383
Net Assets:
Beginning of year 33,576,102 16,898,719
End of year $ 34,503,816 $ 33,576,102
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 11,316,356 $ 18,851,464
Dividends reinvested 534,307 1,687,699
Cost of shares redeemed (3,906,961) (6,513,592)
Total Class II Shares 7,943,702 14,025,571
Class Y Shares
Proceeds from shares issued 627,423 2,680,701
Dividends reinvested 54,688 207,924
Cost of shares redeemed (952,703) (250,930)
Total Class Y Shares (270,592) 2,637,695
Change in net assets from capital transactions $ 7,673,110 $ 16,663,266
SHARE TRANSACTIONS:
Class II Shares
Issued 1,235,299 1,826,366
Reinvested 62,712 169,241
Redeemed (445,320) (614,036)
Total Class II Shares 852,691 1,381,571
Class Y Shares
Issued 65,917 255,684
Reinvested 6,315 20,576
Redeemed (109,848) (23,753)
Total Class Y Shares (37,616) 252,507
Total change in shares 815,075 1,634,078

16 - Consolidated Financial Highlights - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 10.09 $ 0.05 $ (1.67) $ (1.62) $ — $ (0.14) $ (0.14) $ 8.33 (16.04)% $ 31,795 0.93% 0.59% 1.52% 91.17%
12/31/2021 10.00 (0.08) 0.78 0.70 (0.24) (0.37) (0.61) 10.09 7.07% 29,926 0.85% (0.73)% 1.98% 0.00%
12/31/2020 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) 10.00 1.10%(g) 15,842 0.93% (0.43)% 4.02% 0.00%
12/31/2019(h) 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) 9.94 (0.45)%(g) 6,038 0.93% 0.77% 9.05% 0.00%
Class Y Shares
12/31/2022 10.22 0.09 (1.69) (1.60) — (0.14) (0.14) 8.48 (15.64)% 2,709 0.44% 0.96% 1.02% 91.17%
12/31/2021 10.08 (0.03) 0.79 0.76 (0.25) (0.37) (0.62) 10.22 7.62% 3,650 0.43% (0.30)% 1.52% 0.00%
12/31/2020 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) 10.08 1.44%(g) 1,056 0.43% (0.12)% 3.09% 0.00%
12/31/2019(h) 10.00 0.03 (0.06) (0.03) — — — 9.97 (0.30)%(g) 5 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 17
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P. Morgan Mozaic
SM
 Multi-Asset Fund ("Mozaic Multi-Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated financial statements of the Fund include the account of NW Securities
Fund (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940 act and may invest without limitation in commodity-related instruments.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

18 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 19
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of December 31, 2022. Please refer to the Consolidated Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Fund did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,771,240 $ – $ 2,771,240
Foreign Government Securities – 6,911,568 – 6,911,568
Futures Contracts# 288,866 – – 288,866
Supranational – 1,377,843 – 1,377,843
Total Assets $ 288,866 $ 11,060,651 $ – $ 11,349,517
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (789,530) $ – $ – $ (789,530)
Total Liabilities $ (789,530) $ – $ – $ (789,530)
Total $ (500,664) $ 11,060,651 $ – $ 10,559,987
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

20 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Fund's futures contracts are reflected in the Consolidated Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Consolidated Statement of Investments and in the Consolidated Statement
of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
Mozaic Multi-Asset
Assets: Consolidated Statement of Assets and Liabilities Fair Value
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ 288,866
Total $ 288,866
Liabilities:
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ (240,021)
Equity risk Receivable/payable for variation margin on futures contracts (282,607)
Interest rate risk Receivable/payable for variation margin on futures contracts (266,902)
Total $ (789,530)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Consolidated Statement of Asset and Liabilities.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 21
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Year Ended December 31, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations for
the Year Ended December 31, 2022:
The following is a summary of the Fund's average volume of derivative instruments held during the year ended December 31,
2022:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. As of December 31, 2022, the Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to foreign currency gain/loss and Cayman subsidiary taxable income. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2022 may primarily be attributable to market-to-market adjustments on futures.
These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 375,803
Equity risk (2,183,111)
Interest rate risk (3,638,513)
Total $ (5,445,821)
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (27,429)
Equity risk (543,992)
Interest rate risk (283,636)
Total $ (855,057)
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 35,353,336
Average Notional Balance Short $ 1,319,689

22 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Reclassifications for the year ended December 31, 2022 were as follows:
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes, is a controlled foreign corporation under the Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including future realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected
J.P. Morgan Investment Management Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2022, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Capital
Total
Distributable
Earnings (Loss)
Mozaic Multi-Asset $ (233,907) $ 233,907
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 23
For the year ended December 31, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned $128,774 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Mozaic Multi-Asset $ 330,037 $ 297,177 $ 207,069 $ 834,283
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

24 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Fund’s portion of such costs amounted to $151.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of the Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, the Fund did not engage in interfund lending.
Fund Class II
Mozaic Multi-Asset 0.25%
Fund Amount
Mozaic Multi-Asset $ 79,317

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 25
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and
Fund Purchases Sales
Mozaic Multi-Asset $ 2,766,144 $ 1,550,000

26 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 27
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 306,189 $ 282,806 $ 588,995 $ – $ 588,995
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 1,260,165 $ 635,458 $ 1,895,623 $ – $ 1,895,623
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mozaic Multi-Asset $ 549,375 $ – $ 549,375 $ – $ (6,433,948) $ (322,261) $ (6,206,834)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 10,891,568 $ 344,650 $ (676,231) $ (331,581)
Fund Amount
Mozaic Multi-Asset $ (6,433,948)

28 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 29
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT J.P. Morgan Mozaic
SM
Multi-
Asset Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund and its subsidiary (one of the funds constituting Nationwide Variable
Insurance Trust, referred to hereafter as the "Fund") as of December 31, 2022, the related consolidated statement of operations for the year ended December 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the consolidated financial highlights for each of the three years in the period ended December 31, 2022, and for the period October 7, 2019 (commencement of operations) through December 31, 2019
(collectively referred to as the “consolidated financial statements''). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the three years in the period ended December 31, 2022 and for the period October 7, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December
31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

30 - Supplemental Information - December 31, 2022(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2022(Unaudited) - Supplemental Information - 31
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

32 - Supplemental Information - December 31, 2022(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2022(Unaudited) - Supplemental Information - 33
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

34 - Supplemental Information - December 31, 2022(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Mozaic Multi-Asset $ 282,806

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Management Information - 35
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

36 - Management Information - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Management Information - 37
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

38 - Market Index Definitions - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Market Index Definitions - 39
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

40 - Market Index Definitions - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Market Index Definitions - 41
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

42 - Market Index Definitions - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-MOZ (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 24
Statements of Investments 26
Statements of Assets and Liabilities 64
Statements of Operations 68
Statements of Changes in Net Assets 70
Financial Highlights 74
Notes to Financial Statements 79
Report of Independent Registered Public Accounting Firm 98
Supplemental Information 99
Management Information 105
Market Index Definitions 108

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS Emerging Markets Equity Insights Fund Class Y returned -18.86%
versus -20.09% for its benchmark, the MSCI
®
Emerging Markets Index - Net Return. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, Diversified Emerging Mkts (consisting of 79 investments as of December 31, 2022), was -22.25% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
While most regions posted negative returns over the year, Brazilian equity markets rose significantly in 2022. Brazilian companies benefitted from the sustained increases in commodity prices and increased political stability. On the other hand, Chinese equities fell sharply due to the increasing regulations around some of the most prominent companies in the country. This was further exacerbated by the prolonged zero-COVID policy that was only recently relaxed.
Indian equities were similarly down on the year, but showed more resilience relative to other emerging markets, contributed by a strong domestic economy and domestic flows. Korean and Taiwanese equity markets also detracted significantly due to increased geopolitical tensions in their respective regions, which weighed on the outlook of both nations and increased selling pressure.
Among our investment themes, signals within our Themes and Trends pillar contributed most positively to relative returns, followed by our suite of signals within Fundamental Mispricings* pillar, High-Quality Business Models, and Sentiment Analysis. Within
Themes and Trends, our Industry Momentum factors performed significantly well. These factors aim to identify trending industries that have exhibited strong historical performance. Meanwhile, our signals gauging Relative Valuation within the Fundamental
Mispricings pillar helped our performance meaningfully. Additionally, within High-Quality Business Models, our factors evaluating
Financial Quality added to the relative returns of the portfolio. Finally, our Analyst & Management Sentiment related signals helped the performance of our Sentiment Analysis** pillar.
Among sectors, our holdings within the Energy sector contributed the most to relative performance, with our underweight position within the Oil, Gas and Consumable Fuels industry contributing particularly strong. On the downside, holdings within the Materials sector detracted the most from excess returns, where our underweight position within the Metals and Mining industry hurt the performance.
At an individual stock level, our overweight position in ITC Ltd, held primarily due to our views around Themes and Trends related factors, performed well. Conversely, our overweight position in FirstRand Ltd, held primarily due to our views on Sentiment
Analysis related factors did not do well.
The largest contributors to the Fund’s performance are Gazprom PJSC, Bharat Electronics Ltd, and ITC Ltd. Our underweight position in Gazprom helped performance, particularly due to contributions from our High-Quality Business Model pillar. Our overweight position in Bharat Electronics helped performance, particularly due to contributions from our High-Quality Business
Model pillar. Our overweight position in ITC helped performance, particularly due to contributions from our Themes and Trends pillar.
The largest detractors to the performance are Petroleo Brasileiro SA, Severstal PAO, and Novolipetsk Steel PJSC. Our underweight position in Petroleo detracted from performance, particularly due to challenges from our High-Quality Business Model pillar. Our overweight position in Severstal detracted from performance, particularly due to challenges from our Themes and Trends pillar.
Our overweight position in Novolipetsk detracted from performance, particularly due to challenges from our Themes and Trends pillar.
Among countries, our position in India contributed the most to relative performance. Meanwhile, our position in South Africa detracted during the period.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Dennis Walsh; Osman Ali, CFA; Len Ioffe, CFA; and Takashi Suwabe

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Fund Commentary - 5
* Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
** Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 0.4%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Banks 16.7%
Semiconductors & Semiconductor Equipment 9.3%
Internet & Direct Marketing Retail 8.0%
Metals & Mining 5.3%
Interactive Media & Services 4.8%
Insurance 4.3%
Electronic Equipment, Instruments & Components 4.1%
Oil, Gas & Consumable Fuels 3.9%
Technology Hardware, Storage & Peripherals 3.5%
Beverages 3.4%
Other Industries
#
36.7%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 6.4%
Tencent Holdings Ltd. 4.5%
Alibaba Group Holding Ltd. 3.0%
Samsung Electronics Co. Ltd. 2.2%
JD.com, Inc., Class A 1.6%
China Construction Bank Corp., Class H 1.6%
Meituan, Class B 1.5%
KB Financial Group, Inc. 1.4%
ITC Ltd. 1.4%
NetEase, Inc. 1.3%
Other Holdings
#
75.1%
100.0%
Top Countries
2
China 32.1%
South Korea 14.1%
Taiwan 14.0%
India 13.4%
Brazil 6.6%
Saudi Arabia 3.9%
Thailand 3.2%
Mexico 2.9%
South Africa 2.9%
Indonesia 1.9%
Other Countries
#
5.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (18.86)% 0.84% 7/16/2020
MSCI Emerging Markets
®
Index (20.09)% (2.07)%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Emerging Markets Equity Insights Fund from inception through 12/31/22 versus the MSCI Emerging Markets
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT GS International Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS International Equity Insights Fund Class Y Fund returned -14.29%
versus -14.45% for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Blend (consisting of 131 investments as of December 31, 2022), was -14.80% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
European equities market faced a challenging year owing to inflation, rising bond yields and the war in Ukraine. Equities rose slightly in mid-year owing to strong corporate earnings, but Federal Reserve’s multiple interest rate hikes and multi-decade high inflation kept investor sentiment dampened; however, investor sentiment plummeted again in December owing to an ensuing euro area recession and the European Central Bank joining the quantitative tightening wave.
Japanese equities had a challenged start to the year as surge in COVID-19 cases led to a quasi-state of emergency in the country, combined with rising concerns around a Russia-Ukraine conflict. Towards the year end, Bank of Japan announced widening of the band for maintaining its 10-year bond yields – a step towards policy normalization in the post-COVID era.
Among our investment themes, signals within our Fundamental Mispricings** pillar contributed particularly strongly to relative returns, followed by our suite of signals within Sentiment Analysis*. Conversely, signals within the High-Quality Business Models pillar detracted during the period. Our signals within Themes and Trends also hurt us. Within Fundamental Mispricings**, our
Relative Valuation factors performed significantly well. These signals focus on a company's current valuation relative to peers in the market. Meanwhile, our signals gauging Analyst & Management Sentiment within the Sentiment Analysis* pillar helped our performance meaningfully. On the downside, our factors looking at Financial Quality within the High-Quality Business Models pillar hurt us. These factors measure the financial strength of company. Moreover, within Themes and Trends, our signals gauging Price
Momentum detracted considerably during the period.
Among sectors, our holdings within the Industrials sector contributed the most to relative performance, with our underweight position within the Machinery industry contributing particularly strongly. On the downside, holdings within the Health Care sector detracted the most from excess returns, where our overweight position within the Pharmaceuticals industry hurt the performance.
At an individual stock level, the largest contributors to the Fund’s performance are Rheinmetall AG, Sony Group Corp, and Imperial
Brands PLC. Our overweight position in Rheinmetall helped performance, particularly due to contributions from our Sentiment
Analysis pillar. Our underweight position in Sony helped performance, particularly due to contributions from our Themes and
Trends pillar. Our overweight position in Imperial Brands helped performance, particularly due to contributions from our Sentiment
Analysis pillar.
The largest detractors to the Fund’s performance are TotalEnergies SE, AstraZeneca PLC, and Tecan Group AG. Our underweight position in TotalEnergies detracted from performance, particularly due to challenges from our High-Quality Business Model pillar.
Our underweight position in AstraZeneca detracted from performance, particularly due to challenges from our High-Quality
Business Model pillar. Our overweight position in Tecan Group detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.
Among countries, our position in Japan contributed the most to relative performance. Meanwhile, our position in France detracted during the period.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
James Park; Osman Ali, CFA; Len Ioffe, CFA; Takashi Suwabe; and Dennis Walsh
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.

NVIT GS International Equity Insights Fund - December 31, 2022 - Fund Commentary - 9
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile) The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders.
The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 1.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Pharmaceuticals 14.0%
Banks 12.0%
Textiles, Apparel & Luxury Goods 5.5%
Trading Companies & Distributors 4.9%
Semiconductors & Semiconductor Equipment 4.8%
Aerospace & Defense 4.1%
Metals & Mining 3.9%
Oil, Gas & Consumable Fuels 3.6%
Capital Markets 3.4%
Beverages 3.1%
Other Industries
#
40.7%
100.0%
Top Holdings
2
Roche Holding AG 2.3%
ASML Holding NV 1.9%
Novo Nordisk A/S, Class B 1.8%
Commonwealth Bank of Australia 1.7%
LVMH Moet Hennessy Louis Vuitton SE 1.6%
BHP Group Ltd. 1.6%
Novartis AG (Registered) 1.5%
Sanofi 1.5%
Diageo plc 1.4%
Cie Financiere Richemont SA (Registered) 1.4%
Other Holdings
#
83.3%
100.0%
Top Countries
2
Japan 19.9%
France 12.9%
United Kingdom 10.0%
Australia 9.2%
United States 7.0%
Germany 6.4%
Sweden 5.9%
Switzerland 5.7%
Netherlands 5.5%
Denmark 4.3%
Other Countries
#
13.2%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT GS International Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (14.29)% 0.16% 1.10% 11/14/2019
MSCI EAFE
®
Index (14.45)% 0.87% (2.21)%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS International Equity Insights Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS International Equity Insights Fund from inception through 12/31/22 versus the MSCI EAFE
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS Large Cap Equity Insights Fund Class Y returned -19.59% versus
-19.13% for its benchmark, the Russell 1000
®
Index - Total Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
It was a tumultuous year for the equity markets, having to deal with a slew of geopolitical and economic headwinds after the COVID-
era fallout. Inflation measures reached 40-year highs resulting from ultra-stimulative fiscal and monetary stimulus, supply chain disruptions, shifting consumer spend towards goods from services, robust employment and wage gains, the Russia-Ukraine war, and China’s zero-COVID policies. Apart from Energy & Utilities, all other sectors finished the year in negative, with Communication
Services being hit the worst.
Towards the year end, investors balanced ongoing caution from the Federal Reserve with indications that the pace of policy tightening would slow, and signs that elevated inflation could be cooling. Investor sentiment was also buoyed by strong corporate earnings in certain sectors.
Among our investment themes, signals within our Themes and Trends pillar contributed particularly strongly to relative returns, followed by our suite of signals within High-Quality Business Models. Conversely, signals within the Sentiment Analysis* pillar detracted during the period. Signals within our Fundamental Mispricings** pillar remained relatively flat during the period. Within
Themes and Trends, our Economic Linkages factors performed significantly well. These factors use machine learning and natural language processing techniques to identify underlying connections between stocks that the broader market may not fully recognize. Meanwhile, our signals gauging Financial Quality within the High-Quality Business Models pillar helped our performance meaningfully. On the downside, our factors looking at Investor Sentiment within the Sentiment Analysis pillar hurt us the most.
Among sectors, our holdings within the Information Technology sector contributed the most to relative performance, with our underweight position within the Semiconductors and Semiconductor Equipment industry contributing particularly strongly. On the downside, holdings within the Energy sector detracted the most from excess returns, where our underweight position within the
Oil, Gas, and Consumable Fuels industry hurt the performance.
At an individual stock level, the largest contributors to the performance are Gilead Sciences Inc., GF Industries Holdings Inc.,
and Archer-Daniels-Midland Co. Our overweight position in Gilead helped performance, particularly due to contributions from our Sentiment Analysis pillar. Our overweight position in GF Industries helped performance, particularly due to contributions from our Fundamental Mispricings pillar. Our overweight position in Archer-Daniels-Midland helped performance, particularly due to contributions from our Themes and Trends pillar.
The largest detractors to the performance are Exxon Mobil Corp, EPAM Systems Inc., and Chevron Corp. Our underweight position in Exxon detracted from performance, particularly due to challenges from our Sentiment Analysis pillar. Our overweight position in EPAM detracted from performance, particularly due to challenges from our Sentiment Analysis pillar. Our underweight position in Chevron detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; Takashi Suwabe; and Dennis Walsh
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 13
The Fund is subject to the risks of investing in equity securities. The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreement 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Software 10.5%
Equity Real Estate Investment Trusts (REITs) 6.2%
Health Care Providers & Services 5.7%
IT Services 5.3%
Technology Hardware, Storage & Peripherals 5.3%
Biotechnology 4.7%
Oil, Gas & Consumable Fuels 4.7%
Capital Markets 4.5%
Pharmaceuticals 4.1%
Road & Rail 3.6%
Other Industries
#
45.4%
100.0%
Top Holdings
2
Apple, Inc. 4.6%
Microsoft Corp. 4.1%
Amazon.com, Inc. 3.1%
Johnson & Johnson 2.3%
Alphabet, Inc., Class A 1.9%
Cisco Systems, Inc. 1.6%
Adobe, Inc. 1.6%
Union Pacific Corp. 1.5%
Lockheed Martin Corp. 1.4%
Chubb Ltd. 1.4%
Other Holdings
#
76.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

14 - Fund Commentary - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (19.59)% 7.00% 8.61% 10/24/2019
Russell 1000
®
Index (19.13)% 7.35% 9.65%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Large Cap Equity Insights Fund from inception through 12/31/22 versus the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS Small Cap Equity Insights Fund Class Y returned -19.68% versus
-20.44% for its benchmark, the Russell 2000
®
Index - Total Return. For broader comparison, the return for the Fund's closest
Morningstar® peer category, Small Blend (consisting of 134 investments as of December 31, 2022), was -18.10% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
It was a tumultuous year for the equity markets, having to deal with a slew of geopolitical and economic headwinds after the
COVID-era fallout. Inflation measures reached 40-year highs resulting from ultra-stimulative fiscal and monetary stimulus, supply chain disruptions, shifting consumer spend towards goods from services, robust employment and wage gains, the Russia-
Ukraine war, and China’s zero-COVID policies. Apart from Energy and Utilities, all other sectors finished the year in negative, with
Communication Services being hit the worst.
Towards the year end, investors balanced ongoing caution from the Federal Reserve with indications that the pace of policy tightening would slow, and signs that elevated inflation could be cooling. Investor sentiment was also buoyed by strong corporate earnings in certain sectors.
Among our investment themes, signals within our High-Quality Business Models pillar contributed most positively to relative returns, followed by our suite of signals within Sentiment Analysis*, Fundamental Mispricings**, and Themes and Trends. Within
High-Quality Business Models, our Financial Quality factors performed well. These factors measure the financial strength of company. Meanwhile, our signals gauging Analyst & Management Sentiment within the Sentiment Analysis* pillar helped our performance meaningfully. Additionally, within Fundamental Mispricings**, our factors evaluating Relative Valuation added to the relative returns of the portfolio. Finally, our Economic Linkages related signals helped the performance of our Themes and Trends pillar. At an individual stock level, our overweight position in Range Resources Corp, held primarily due to our views around Themes and Trends related factors, performed well. Conversely, our overweight position in Goosehead Insurance Inc, held primarily due to our views on Fundamental Mispricings related factors did not do well.
Among sectors, our holdings within the Information Technology sector contributed the most to relative performance, with our overweight position within the Electronic Equipment, Instruments and Components industry contributing particularly strongly. On the downside, holdings within the Utilities sector detracted the most from excess returns, where our underweight position within the Gas Utilities industry hurt us.
The largest contributors to the Fund’s performance are Range Resources Corp, Murphy USA Inc., and Matador Resources Co.
Our overweight position in Range Resources helped performance as mentioned above. Our overweight position in Murphy USA helped performance, particularly due to contributions from our High-Quality Business Model pillar. Our overweight position in
Matador Resources helped performance, particularly due to contributions from our Themes and Trends pillar.
The largest detractors to the Fund’s performance are Goosehead Insurance Inc., Codexis Inc., and Rapid7 Inc. Our overweight position in Goosehead detracted from performance as mentioned above. Our overweight position in Codex detracted from performance, particularly due to challenges from our Sentiment Analysis pillar. Our overweight position in Rapid7 detracted from performance, particularly due to challenges from our High-Quality Business Model pillar.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; Takashi Suwabe; and Dennis Walsh
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 17
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 3.7%
Liabilities in excess of other assets (3.0)%
100.0%
Top Industries
2
Biotechnology 6.9%
Banks 6.8%
Software 6.4%
Equity Real Estate Investment Trusts (REITs) 6.3%
Oil, Gas & Consumable Fuels 6.2%
Health Care Equipment & Supplies 4.4%
Insurance 4.4%
IT Services 2.9%
Health Care Providers & Services 2.8%
Hotels, Restaurants & Leisure 2.7%
Other Industries
#
50.2%
100.0%
Top Holdings
2
Murphy USA, Inc. 0.8%
STAG Industrial, Inc. 0.8%
Maximus, Inc. 0.8%
Atkore, Inc. 0.8%
Alkermes plc 0.8%
American Equity Investment Life Holding Co. 0.8%
CNO Financial Group, Inc. 0.7%
Mueller Industries, Inc. 0.7%
Encore Wire Corp. 0.7%
Summit Materials, Inc., Class A 0.7%
Other Holdings
#
92.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (19.68)% 2.13% 5.43% 10/10/2019
Russell 2000
®
Index (20.44)% 3.10% 5.90%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Small Cap Equity Insights Fund from inception through 12/31/22 versus the Russell 2000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
For the annual period ended December 31, 2022, the NVIT U.S. 130/30 Equity Fund Class Y returned 1.64% versus -18.11% for its benchmark, the S&P 500
®
Index - Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve (“Fed”) packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index (“S&P 500”) on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for
U.S. equities since 2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost six percentage points. With interest rates and inflation soaring, value outperformed growth by more than twenty percentage points.
In 2022, security selection in Health Care, Communication Services, and Financials benefited the Fund. An overweight of Consumer
Discretionary and underweights of Health Care and Consumer Staples detracted from performance.
Among individual securities, our holdings of Netflix, Valero Energy Corporation, and McKesson were the more significant contributors, while our holdings of Tesla, Micro Technology, and Western Digital were the more significant detractors. We initiated
Netflix position after mid-June 2022. Netflix rebounded after the company reversed its first quarter subscription loss in the next few quarters. Valero stock price increased as energy stocks outperformed in 2022 and Valero reported better than expected earnings.
McKesson stock price appreciated as investors found healthcare to be a safe haven in a down market.
We initiated Tesla in August 2022 after the company announced a 3 for 1 split. Tesla stock fell in 2022 after they reported production issues in Shanghai and investor frustration over Elon Musk’s involvement with Twitter. Micro Technology stock price declined after they warned of falling demand for PCs and smartphones and tougher times ahead. We liquidated our position of Micro Technology in early October 2022 after they guided lower revenue and earnings per share for a second time in a row. Western Digital declined after disappointing guidance in the last several quarters amid weakness in the broader technology sector. The Fund continues to hold Valero, McKesson, Tesla, and Western Digital at the end of the reporting period.
The Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The Fund allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and return. This portfolio structure enables us to exploit security valuation insights more fully (as compared to a long-only portfolio).
In selecting stocks for either the long portfolio or short portfolio, Jacobs Levy employs an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the
S&P 500. To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual total return swaps on U.S. equity securities. Short exposure to equity securities is gained through using swap contracts and long exposure to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund uses a long/short strategy: a long position (i.e., the Fund owns a stock outright) will cause the Fund to lose money if the price of the stock declines, and a short position will

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Fund Commentary - 21
cause the Fund to lose money if the price of the stock increases. Short sales involve a form of leverage (investment exposure that exceeds the initial amount invested), which can exaggerate the Fund’s losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.4%
Total Return Swaps (0.1)%
Other assets in excess of liabilities 3.7%
100.0%
Top Industries
2
Software 11.8%
Technology Hardware, Storage & Peripherals 8.6%
Specialty Retail 5.7%
Health Care Providers & Services 5.7%
Insurance 5.6%
IT Services 4.9%
Biotechnology 4.7%
Hotels, Restaurants & Leisure 3.9%
Interactive Media & Services 3.6%
Chemicals 3.4%
Other Industries 42.1%
100.0%
Top Holdings
2
Microsoft Corp. 5.5%
Apple, Inc. 4.7%
Amazon.com, Inc. 2.2%
Meta Platforms, Inc., Class A 2.0%
HCA Healthcare, Inc. 1.9%
O'Reilly Automotive, Inc. 1.9%
Allstate Corp. (The) 1.9%
Humana, Inc. 1.9%
AutoZone, Inc. 1.8%
Target Corp. 1.8%
Other Holdings 74.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 1.64% 17.24% 17.96% 10/24/2019
S&P 500
®
Index (18.11)% 7.66% 9.95%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT U.S. 130/30 Equity Fund from inception through
12/31/22 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.

24 - Shareholder Expense Examples - December 31, 2022 - 1940 Act Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 950.90 4.82 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,051.70 3.98 0.77
Hypothetical
(b)(c)
1,000.00 1,021.32 3.92 0.77
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 1,026.00 2.91 0.57
Hypothetical
(b)(c)
1,000.00 1,022.33 2.91 0.57
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,035.00 3.74 0.73
Hypothetical
(b)(c)
1,000.00 1,021.53 3.72 0.73

1940 Act Funds - December 31, 2022 - Shareholder Expense Examples - 25
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 1,055.10 4.09 0.79
Hypothetical
(b)(c)
1,000.00 1,021.22 4.02 0.79
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 99 .3%
Shares Value ($)
AUSTRALIA 0 .1%
Metals & Mining 0 .1%
AngloGold Ashanti Ltd., ADR 12,693 246,498
BRAZIL 6 .6%
Banks 1 .1%
Banco Bradesco SA 274,500 701,026
Banco Bradesco SA, ADR 27,700 79,776
Banco do Brasil SA 647,300 4,249,165
5,029,967
Beverages 0 .2%
Ambev SA, ADR * 271,076 737,327
Chemicals 0 .1%
Unipar Carbocloro SA
(Preference)
, Class B
15,736 262,151
Diversified Telecommunication Services 0 .3%
Telefonica Brasil SA 213,000 1,532,491
Electric Utilities 0 .5%
Cia Energetica de Minas Gerais,
ADR 768,333 1,559,716
Cia Energetica de Minas Gerais 141,309 431,051
1,990,767
Electrical Equipment 0 .1%
WEG SA 41,500 302,258
Insurance 0 .5%
BB Seguridade Participacoes SA 266,700 1,693,467
Caixa Seguridade Participacoes
S/A 276,100 437,479
2,130,946
IT Services 0 .0%
†
Cielo SA 212,500 206,926
Machinery 0 .3%
Kepler Weber SA 298,100 1,152,045
Metals & Mining 1 .7%
Cia Ferro Ligas da Bahia -
FERBASA (Preference) 50,000 505,794
Gerdau SA (Preference) 127,900 706,882
Metalurgica Gerdau SA
(Preference) 895,100 2,191,741
Vale SA, ADR 255,400 4,334,137
7,738,554
Oil, Gas & Consumable Fuels 1 .5%
Petroleo Brasileiro SA, ADR 404,400 4,306,860
Petroleo Brasileiro SA (Preference) 537,600 2,516,355
6,823,215
Transportation Infrastructure 0 .2%
Santos Brasil Participacoes SA 486,100 723,143
Water Utilities 0 .1%
Cia de Saneamento Basico do
Estado de Sao Paulo, ADR * 28,000 298,480
28,928,270
CHILE 0 .4%
Chemicals 0 .3%
Sociedad Quimica y Minera de
Chile SA, ADR 10,015 799,597
Industrial Conglomerates 0 .0%
†
Quinenco SA 52,065 176,159
Common Stocks
Shares Value ($)
CHILE
Marine 0 .1%
Cia Sud Americana de Vapores SA 8,036,710 634,789
1,610,545
CHINA 31 .9%
Air Freight & Logistics 0 .2%
ZTO Express Cayman, Inc., ADR 36,100 970,007
Automobiles 0 .6%
BYD Co. Ltd.
, Class H
107,500 2,643,567
Yadea Group Holdings Ltd. Reg.
S (a) 82,000 136,576
2,780,143
Banks 3 .0%
Agricultural Bank of China Ltd.
,
Class H
8,458,000 2,904,326
Bank of Communications Co. Ltd.
,
Class H
3,017,000 1,728,502
China CITIC Bank Corp. Ltd.
, Class
H
(b) 605,000 268,202
China Construction Bank Corp.
,
Class H
11,092,000 6,949,803
Ping An Bank Co. Ltd.
, Class A
132,700 251,316
Shanghai Pudong Development
Bank Co. Ltd.
, Class A
1,022,100 1,070,540
13,172,689
Beverages 1 .3%
China Resources Beer Holdings
Co. Ltd. 94,000 657,063
Nongfu Spring Co. Ltd.
, Class H
Reg. S (a)(b) 348,000 1,966,540
Tsingtao Brewery Co. Ltd.
, Class A
27,200 420,780
Tsingtao Brewery Co. Ltd.
, Class H
250,000 2,469,955
5,514,338
Biotechnology 0 .0%
†
Imeik Technology Development
Co. Ltd.
, Class A
2,328 189,740
Capital Markets 0 .2%
China Galaxy Securities Co. Ltd.
,
Class H
2,140,000 1,044,756
Chemicals 0 .3%
China BlueChemical Ltd.
, Class H
822,000 193,740
Sinofert Holdings Ltd. * 946,000 115,152
Zangge Mining Co. Ltd.
, Class A
144,800 540,623
Zhejiang Juhua Co. Ltd.
, Class A
162,800 362,834
1,212,349
Communications Equipment 0 .2%
Yangtze Optical Fibre and Cable
Joint Stock Ltd. Co.
, Class H
Reg.
S (a) 60,500 107,754
Zhongji Innolight Co. Ltd.
, Class A
168,900 656,294
764,048
Diversified Consumer Services 0 .4%
China Education Group Holdings
Ltd. Reg. S 618,000 799,810
New Oriental Education &
Technology Group, Inc. * 247,000 872,709
1,672,519

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 27
Common Stocks
Shares Value ($)
CHINA
Electronic Equipment, Instruments & Components 0 .2%
Avary Holding Shenzhen Co. Ltd.
,
Class A
155,600 614,491
Kingboard Holdings Ltd. 63,500 202,197
816,688
Entertainment 1 .7%
NetEase, Inc. 402,500 5,867,058
Tencent Music Entertainment
Group, ADR * 200,000 1,656,000
7,523,058
Gas Utilities 0 .4%
Kunlun Energy Co. Ltd. 2,778,000 1,970,275
Health Care Equipment & Supplies 0 .1%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
8,169 370,786
Health Care Providers & Services 0 .5%
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd.
, Class H
(b) 444,000 1,302,754
Huadong Medicine Co. Ltd.
, Class A
92,100 620,183
Jointown Pharmaceutical Group
Co. Ltd.
, Class A
146,816 275,130
2,198,067
Hotels, Restaurants & Leisure 1 .1%
Trip.com Group Ltd., ADR * 50,000 1,720,000
Yum China Holdings, Inc. 60,400 3,300,860
5,020,860
Household Durables 0 .4%
Gree Electric Appliances, Inc. of
Zhuhai
, Class A
339,601 1,575,612
Independent Power and Renewable Electricity Producers
0 .0%
†
CGN Power Co. Ltd.
, Class H
Reg.
S (a) 108,000 25,648
Industrial Conglomerates 0 .2%
CITIC Ltd. 657,000 693,671
Insurance 3 .1%
China Pacific Insurance Group Co.
Ltd.
, Class A
326,480 1,151,903
China Pacific Insurance Group Co.
Ltd.
, Class H
799,800 1,766,150
People's Insurance Co. Group of
China Ltd. (The)
, Class A
3,282,348 2,465,144
People's Insurance Co. Group of
China Ltd. (The)
, Class H
4,021,000 1,334,394
PICC Property & Casualty Co.
Ltd.
, Class H
5,502,000 5,207,795
Ping An Insurance Group Co. of
China Ltd.
, Class H
(b) 253,500 1,673,149
13,598,535
Interactive Media & Services 4 .7%
Autohome, Inc., ADR 4,700 143,820
Baidu, Inc.
, Class A
* 80,250 1,153,459
Hello Group, Inc., ADR 14,800 132,904
Tencent Holdings Ltd. 467,600 19,874,032
21,304,215
Internet & Direct Marketing Retail 7 .7%
Alibaba Group Holding Ltd. * 1,195,000 13,194,193
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail
JD Health International, Inc. Reg.
S *(a) 50,300 460,005
JD.com, Inc.
, Class A
249,995 7,027,446
Meituan
, Class B
Reg. S *(a) 305,800 6,761,660
Pinduoduo, Inc., ADR * 49,400 4,028,570
Vipshop Holdings Ltd., ADR * 205,500 2,803,020
34,274,894
Life Sciences Tools & Services 0 .6%
Wuxi Biologics Cayman, Inc. Reg.
S *(a) 349,000 2,679,296
Machinery 0 .3%
CIMC Enric Holdings Ltd. 492,000 495,590
CRRC Corp. Ltd.
, Class H
422,000 169,687
Ningbo Deye Technology Co. Ltd.
,
Class A
9,300 443,230
1,108,507
Metals & Mining 1 .0%
Henan Shenhuo Coal & Power Co.
Ltd.
, Class A
232,600 498,529
Huaibei Mining Holdings Co. Ltd.
,
Class A
869,000 1,598,267
Inner Mongolia ERDOS Resources
Co. Ltd.
, Class A
279,900 611,008
Jiangxi Copper Co. Ltd.
, Class H
263,000 387,229
Shougang Fushan Resources
Group Ltd. 1,916,000 611,309
Yintai Gold Co. Ltd.
, Class A
108,100 171,023
Yunnan Tin Co. Ltd.
, Class A
156,900 317,397
4,194,762
Oil, Gas & Consumable Fuels 0 .3%
China Shenhua Energy Co. Ltd.
,
Class H
469,500 1,351,563
Pharmaceuticals 1 .0%
China Resources Pharmaceutical
Group Ltd. Reg. S (a)(b) 2,019,000 1,634,981
CSPC Pharmaceutical Group Ltd. 818,000 859,524
Dong-E-E-Jiao Co. Ltd.
, Class A
12,200 71,441
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 160,000 302,172
Sichuan Kelun Pharmaceutical Co.
Ltd.
, Class A
447,800 1,714,259
4,582,377
Real Estate Management & Development 0 .8%
China Overseas Grand Oceans
Group Ltd. 122,000 52,513
China Overseas Land &
Investment Ltd. 212,500 560,921
China Resources Land Ltd. 240,000 1,090,077
Country Garden Holdings Co. Ltd.
(b) 1,349,000 455,660
Country Garden Services Holdings
Co. Ltd. 228,000 564,624
Gemdale Properties & Investment
Corp. Ltd. (b) 1,412,000 114,896
KE Holdings, Inc., ADR * 27,000 376,920
Longfor Group Holdings Ltd. (a) 18,000 55,164
Seazen Group Ltd. * 306,000 111,647
3,382,422

28 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Semiconductors & Semiconductor Equipment 0 .5%
JCET Group Co. Ltd.
, Class A
74,700 247,762
LONGi Green Energy Technology
Co. Ltd.
, Class A
324,260 1,972,122
2,219,884
Specialty Retail 0 .1%
Topsports International Holdings
Ltd. Reg. S (a) 694,000 544,552
Textiles, Apparel & Luxury Goods 0 .7%
ANTA Sports Products Ltd. 36,800 482,471
Bosideng International Holdings
Ltd. 1,554,000 738,837
JNBY Design Ltd. Reg. S 135,000 161,250
Li Ning Co. Ltd. 185,500 1,591,821
2,974,379
Transportation Infrastructure 0 .3%
China Merchants Port Holdings
Co. Ltd. 60,087 87,583
Shanghai International Port Group
Co. Ltd.
, Class A
1,790,276 1,375,498
1,463,081
141,193,721
COLOMBIA 0 .1%
Banks 0 .1%
Bancolombia SA, ADR (b) 18,423 525,792
GREECE 0 .6%
Hotels, Restaurants & Leisure 0 .6%
OPAP SA 181,982 2,579,958
HONG KONG 0 .8%
Electronic Equipment, Instruments & Components 0 .0%
†
Truly International Holdings Ltd. 556,000 86,923
Independent Power and Renewable Electricity Producers
0 .0%
†
Concord New Energy Group Ltd. 670,000 59,234
Marine 0 .1%
Orient Overseas International Ltd. 22,500 405,744
Pharmaceuticals 0 .7%
Sino Biopharmaceutical Ltd. 5,241,000 3,069,136
3,621,037
INDIA 13 .4%
Aerospace & Defense 0 .8%
Bharat Electronics Ltd. 2,929,226 3,537,660
Automobiles 0 .3%
Eicher Motors Ltd. 32,116 1,248,327
Banks 1 .8%
Axis Bank Ltd. 241,715 2,716,842
Bank of Baroda 129,817 289,816
City Union Bank Ltd. 67,052 145,717
ICICI Bank Ltd., ADR (b) 211,742 4,635,033
7,787,408
Beverages 0 .1%
Varun Beverages Ltd. 36,517 581,405
Chemicals 0 .7%
Coromandel International Ltd. 173,066 1,852,733
Common Stocks
Shares Value ($)
INDIA
Chemicals
Gujarat State Fertilizers &
Chemicals Ltd. 70,045 118,048
Linde India Ltd. 22,683 939,267
Polyplex Corp. Ltd. 2,043 39,229
Tata Chemicals Ltd. 11,111 125,893
3,075,170
Construction & Engineering 0 .2%
Larsen & Toubro Ltd. 43,317 1,089,374
Consumer Finance 0 .2%
Bajaj Finance Ltd. 10,232 809,832
Diversified Financial Services 1 .6%
Housing Development Finance
Corp. Ltd. 74,921 2,385,549
Power Finance Corp. Ltd. 1,305,192 2,220,813
REC Ltd. 1,683,829 2,366,117
6,972,479
Diversified Telecommunication Services 0 .0%
†
Tata Communications Ltd. 12,325 189,291
Electric Utilities 0 .5%
Power Grid Corp. of India Ltd. 849,402 2,186,537
Electrical Equipment 0 .3%
ABB India Ltd. 25,642 831,727
Finolex Cables Ltd. 62,345 411,377
1,243,104
Gas Utilities 0 .4%
Adani Total Gas Ltd. 6,647 295,901
GAIL India Ltd. 1,140,129 1,321,128
1,617,029
Health Care Providers & Services 0 .2%
Apollo Hospitals Enterprise Ltd. 8,403 453,620
Narayana Hrudayalaya Ltd. Reg. S 42,991 394,846
848,466
Independent Power and Renewable Electricity Producers
0 .5%
Adani Power Ltd. * 605,754 2,186,210
Insurance 0 .3%
SBI Life Insurance Co. Ltd. Reg.
S (a) 76,161 1,133,762
IT Services 1 .9%
Infosys Ltd., ADR 189,926 3,420,567
Tata Consultancy Services Ltd. 134,345 5,289,895
8,710,462
Machinery 0 .1%
Ashok Leyland Ltd. 139,037 240,644
Cummins India Ltd. 21,024 350,883
591,527
Metals & Mining 0 .2%
Hindustan Zinc Ltd. 149,727 580,804
Maharashtra Seamless Ltd. 30,282 118,460
699,264
Oil, Gas & Consumable Fuels 0 .5%
Great Eastern Shipping Co. Ltd.
(The) 104,043 842,766
Reliance Industries Ltd. 42,001 1,288,428
2,131,194
Paper & Forest Products 0 .1%
JK Paper Ltd. 45,505 224,450

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 29
Common Stocks
Shares Value ($)
INDIA
Paper & Forest Products
West Coast Paper Mills Ltd. 22,737 143,218
367,668
Specialty Retail 0 .0%
†
Trent Ltd. 4,330 70,543
Tobacco 1 .4%
ITC Ltd. 1,516,653 6,079,256
Trading Companies & Distributors 0 .9%
Adani Enterprises Ltd. 84,166 3,913,220
Transportation Infrastructure 0 .4%
Adani Ports & Special Economic
Zone Ltd. 187,222 1,844,500
58,913,688
INDONESIA 1 .9%
Automobiles 0 .0%
†
Astra International Tbk. PT 559,600 203,873
Banks 1 .0%
Bank Mandiri Persero Tbk. PT 4,233,400 2,690,334
Bank Pembangunan Daerah Jawa
Timur Tbk. PT 3,814,700 173,843
Bank Rakyat Indonesia Persero
Tbk. PT 5,491,700 1,740,930
4,605,107
Chemicals 0 .2%
Surya Esa Perkasa Tbk. PT 16,350,600 961,122
Metals & Mining 0 .3%
Adaro Minerals Indonesia Tbk.
PT * 971,100 105,509
Aneka Tambang Tbk. 1,487,200 189,673
Merdeka Copper Gold Tbk. PT * 3,092,500 818,612
1,113,794
Multiline Retail 0 .1%
Mitra Adiperkasa Tbk. PT * 2,927,600 272,240
Oil, Gas & Consumable Fuels 0 .3%
AKR Corporindo Tbk. PT 5,839,600 523,797
United Tractors Tbk. PT 472,700 791,518
1,315,315
8,471,451
MEXICO 2 .9%
Banks 0 .8%
Grupo Financiero Banorte SAB de
CV
, Class O
504,300 3,620,795
Beverages 1 .5%
Arca Continental SAB de CV 283,108 2,298,977
Coca-Cola Femsa SAB de CV,
ADR 34,118 2,315,929
Fomento Economico Mexicano
SAB de CV, ADR 21,840 1,706,141
6,321,047
Hotels, Restaurants & Leisure 0 .0%
†
Alsea SAB de CV * 89,000 168,349
Household Products 0 .0%
†
Kimberly-Clark de Mexico SAB de
CV
, Class A
40,166 68,165
Common Stocks
Shares Value ($)
MEXICO
Metals & Mining 0 .3%
Southern Copper Corp. 11,400 688,446
Ternium SA, ADR 18,500 565,360
1,253,806
Multiline Retail 0 .0%
†
El Puerto de Liverpool SAB de CV
,
Class C1
(b) 15,177 89,505
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Pacifico
SAB de CV
, Class B
91,300 1,307,900
Grupo Aeroportuario del Sureste
SAB de CV, ADR 345 80,382
1,388,282
12,909,949
PERU 0 .4%
Banks 0 .4%
Credicorp Ltd. 11,500 1,560,090
PHILIPPINES 0 .2%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 950,221
Hotels, Restaurants & Leisure 0 .0%
†
Jollibee Foods Corp. 12,920 53,438
1,003,659
POLAND 0 .4%
Banks 0 .1%
Santander Bank Polska SA 4,522 266,720
Capital Markets 0 .1%
XTB SA Reg. S (a) 80,253 568,285
Food & Staples Retailing 0 .1%
Dino Polska SA Reg. S *(a) 6,165 528,630
Insurance 0 .1%
Powszechny Zaklad Ubezpieczen
SA 39,652 321,185
1,684,820
QATAR 0 .1%
Banks 0 .1%
Qatar Islamic Bank SAQ 72,090 367,694
Multi-Utilities 0 .0%
†
Qatar Electricity & Water Co. QSC 43,986 213,442
581,136
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0 .0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
Metals & Mining 0 .0%
†
Novolipetsk Steel PJSC, GDR
Reg. S *^∞ 78,727 0

30 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels 0 .0%
†
Novatek PJSC, GDR Reg. S *^∞ 11,088 0
0
SAUDI ARABIA 3 .9%
Banks 2 .3%
Al Rajhi Bank * 56,523 1,133,829
Alinma Bank 368,868 3,201,355
Arab National Bank 99,028 845,493
Bank AlBilad * 17,021 201,841
Banque Saudi Fransi 89,356 967,076
Riyad Bank 247,655 2,100,040
Saudi Investment Bank (The) 82,003 379,077
Saudi National Bank (The) 94,662 1,274,323
10,103,034
Chemicals 0 .3%
Sahara International
Petrochemical Co. 146,983 1,331,522
Food & Staples Retailing 0 .1%
Abdullah Al Othaim Markets Co. 8,439 233,845
Health Care Providers & Services 0 .0%
†
Al Hammadi Holding 16,623 177,099
Metals & Mining 0 .4%
Saudi Arabian Mining Co. * 101,831 1,758,063
Oil, Gas & Consumable Fuels 0 .8%
Saudi Arabian Oil Co. Reg. S (a) 403,011 3,444,888
17,048,451
SOUTH AFRICA 2 .8%
Banks 0 .8%
Absa Group Ltd. 120,394 1,374,245
Nedbank Group Ltd. 86,104 1,077,325
Standard Bank Group Ltd. 86,624 855,491
3,307,061
Diversified Financial Services 1 .3%
FirstRand Ltd. 1,569,463 5,732,408
Food Products 0 .0%
†
Astral Foods Ltd. 22,032 211,078
Metals & Mining 0 .7%
African Rainbow Minerals Ltd. 11,841 200,688
Anglo American Platinum Ltd. 18,591 1,559,657
Gold Fields Ltd., ADR 59,442 615,225
Impala Platinum Holdings Ltd. 48,940 611,886
2,987,456
Road & Rail 0 .0%
†
Zeda Ltd. * 15,079 12,087
Specialty Retail 0 .0%
†
Truworths International Ltd. 51,614 166,104
Trading Companies & Distributors 0 .0%
†
Barloworld Ltd. 15,079 75,327
12,491,521
SOUTH KOREA 14 .1%
Aerospace & Defense 1 .6%
Hanwha Aerospace Co. Ltd. * 35,642 2,063,340
Korea Aerospace Industries Ltd. * 82,508 3,340,918
Common Stocks
Shares Value ($)
SOUTH KOREA
Aerospace & Defense
LIG Nex1 Co. Ltd. * 23,911 1,732,079
7,136,337
Auto Components 0 .0%
†
SNT Motiv Co. Ltd. 3,318 110,725
Automobiles 0 .9%
Hyundai Motor Co. 5,256 631,715
Kia Corp. * 70,791 3,338,868
3,970,583
Banks 3 .0%
Hana Financial Group, Inc. 35,200 1,177,820
JB Financial Group Co. Ltd. 181,923 1,138,948
KB Financial Group, Inc. 160,526 6,114,270
Shinhan Financial Group Co. Ltd. 155,652 4,337,284
12,768,322
Beverages 0 .4%
Lotte Chilsung Beverage Co. Ltd. * 11,967 1,672,958
Capital Markets 0 .4%
Meritz Securities Co. Ltd. * 384,924 1,919,388
Chemicals 0 .0%
†
LOTTE Fine Chemical Co. Ltd. * 2,329 104,999
Diversified Consumer Services 0 .4%
MegaStudyEdu Co. Ltd. * 28,604 1,811,745
Diversified Financial Services 0 .1%
Meritz Financial Group, Inc. * 13,819 471,214
Electronic Equipment, Instruments & Components 0 .3%
Daeduck Electronics Co. Ltd. 39,343 594,557
LG Innotek Co. Ltd. * 168 33,953
Samsung SDI Co. Ltd. * 1,671 787,381
1,415,891
Industrial Conglomerates 0 .5%
GS Holdings Corp. * 43,328 1,507,385
Lotte Corp. * 33,362 816,436
2,323,821
Insurance 0 .4%
DB Insurance Co. Ltd. * 21,262 1,102,729
Korean Reinsurance Co. * 61,282 330,790
Samsung Fire & Marine Insurance
Co. Ltd. * 2,826 448,011
1,881,530
Internet & Direct Marketing Retail 0 .2%
Coupang, Inc. * 56,700 834,057
Machinery 0 .3%
Doosan Bobcat, Inc. 25,962 715,869
Hyundai Construction Equipment
Co. Ltd. * 5,524 273,685
Hyundai Heavy Industries Co. Ltd.
* 2,928 270,746
Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 1,473 82,886
1,343,186
Metals & Mining 0 .3%
Dongkuk Steel Mill Co. Ltd. * 12,397 110,326
POSCO Holdings, Inc. 5,360 1,179,789
1,290,115
Pharmaceuticals 0 .3%
Daewon Pharmaceutical Co. Ltd. * 67,571 1,006,177

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 31
Common Stocks
Shares Value ($)
SOUTH KOREA
Pharmaceuticals
Daewoong Pharmaceutical Co.
Ltd. * 2,346 295,638
1,301,815
Semiconductors & Semiconductor Equipment 0 .5%
DB HiTek Co. Ltd. * 20,878 620,573
HAESUNG DS Co. Ltd. * 31,001 888,521
ISC Co. Ltd. 7,879 197,301
LEENO Industrial, Inc. 3,885 482,118
NEXTIN, Inc. * 5,087 202,267
2,390,780
Technology Hardware, Storage & Peripherals 2 .8%
Samsung Electronics Co. Ltd. 219,865 9,695,626
Samsung Electronics Co. Ltd.
(Preference) 53,647 2,158,640
11,854,266
Textiles, Apparel & Luxury Goods 0 .1%
LF Corp. 24,812 313,289
Youngone Corp. * 5,697 210,216
523,505
Tobacco 1 .3%
KT&G Corp. * 80,497 5,820,595
Trading Companies & Distributors 0 .3%
LX International Corp. * 27,766 739,728
Posco International Corp. * 21,864 393,779
1,133,507
62,079,339
TAIWAN 14 .0%
Banks 0 .3%
SinoPac Financial Holdings Co.
Ltd. 2,328,000 1,259,996
Chemicals 0 .1%
Sesoda Corp. 89,000 116,047
Taiwan Fertilizer Co. Ltd. 193,000 335,298
451,345
Construction & Engineering 0 .2%
Continental Holdings Corp. 1,185,000 1,079,106
Construction Materials 0 .2%
Goldsun Building Materials Co.
Ltd. 901,000 739,910
Containers & Packaging 0 .2%
Taiwan Hon Chuan Enterprise Co.
Ltd. 185,000 523,353
Ton Yi Industrial Corp. 549,000 304,382
827,735
Diversified Financial Services 0 .2%
Chailease Holding Co. Ltd. 114,200 805,559
Electronic Equipment, Instruments & Components 3 .6%
Chang Wah Electromaterials, Inc. 109,000 107,404
Compeq Manufacturing Co. Ltd. 1,402,000 2,028,203
Delta Electronics, Inc. 175,000 1,630,265
E Ink Holdings, Inc. 315,000 1,648,413
FLEXium Interconnect, Inc. * 163,000 519,159
Hon Hai Precision Industry Co.
Ltd. 1,731,000 5,623,810
Largan Precision Co. Ltd. 31,000 2,055,924
Nan Ya Printed Circuit Board Corp. 34,000 250,727
Primax Electronics Ltd. 455,000 821,152
Common Stocks
Shares Value ($)
TAIWAN
Electronic Equipment, Instruments & Components
Unimicron Technology Corp. 279,000 1,087,695
15,772,752
Entertainment 0 .0%
†
International Games System Co.
Ltd. 12,000 169,132
Leisure Products 0 .0%
†
Advanced International Multitech
Co. Ltd. 60,000 185,153
Machinery 0 .0%
†
Sunonwealth Electric Machine
Industry Co. Ltd. 100,000 138,565
Metals & Mining 0 .1%
Froch Enterprise Co. Ltd. 120,000 90,517
Gloria Material Technology Corp. 283,000 341,884
432,401
Semiconductors & Semiconductor Equipment 8 .3%
ASE Technology Holding Co. Ltd. 329,000 1,004,224
Chipbond Technology Corp. 172,000 321,071
eMemory Technology, Inc. 14,000 607,108
Formosa Sumco Technology Corp. 369,000 1,630,695
Globalwafers Co. Ltd. 88,000 1,222,468
King Yuan Electronics Co. Ltd. 195,000 229,543
MediaTek, Inc. 30,000 609,362
Sino-American Silicon Products,
Inc. 155,000 702,705
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,924,000 28,041,623
Topco Scientific Co. Ltd. 36,000 191,993
United Microelectronics Corp. * 1,316,000 1,728,964
36,289,756
Technology Hardware, Storage & Peripherals 0 .8%
Catcher Technology Co. Ltd. 360,000 1,978,771
Chicony Electronics Co. Ltd. 87,000 244,182
King Slide Works Co. Ltd. 23,000 287,209
Lite-On Technology Corp. 274,000 568,532
Wiwynn Corp. 18,000 466,405
3,545,099
61,696,509
THAILAND 3 .2%
Banks 1 .2%
Krung Thai Bank PCL 3,930,600 2,004,585
SCB X PCL 993,400 3,068,971
TMBThanachart Bank PCL 9,287,700 380,786
5,454,342
Health Care Providers & Services 1 .5%
Bumrungrad Hospital PCL 855,600 5,224,302
Thonburi Healthcare Group PCL 418,500 827,654
Vibhavadi Medical Center PCL 5,222,900 409,258
6,461,214
Oil, Gas & Consumable Fuels 0 .5%
PTT Exploration & Production PCL 441,000 2,249,388
14,164,944
TURKEY 0 .9%
Banks 0 .1%
Yapi ve Kredi Bankasi A/S 979,163 613,771

32 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TURKEY
Beverages 0 .0%
†
Anadolu Efes Biracilik ve Malt
Sanayii A/S 38,752 140,356
Industrial Conglomerates 0 .4%
KOC Holding A/S 371,843 1,663,960
Metals & Mining 0 .4%
Koza Altin Isletmeleri A/S 51,303 1,550,191
3,968,278
UNITED ARAB EMIRATES 0 .6%
Airlines 0 .1%
Air Arabia PJSC 659,183 385,619
Banks 0 .5%
Abu Dhabi Commercial Bank
PJSC 128,947 315,751
Abu Dhabi Islamic Bank PJSC 193,762 480,104
Dubai Islamic Bank PJSC 472,659 733,692
Emirates NBD Bank PJSC 148,674 525,453
2,055,000
2,440,619
Total Common Stocks
(cost $473,596,865) 437,720,275
Repurchase Agreements 0 .4%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$200,096, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $204,000.(c)(d) 200,000 200,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,197,261, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $1,220,623.(c)
(d) 1,196,689 1,196,689
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $300,144,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $306,159.(c)(d) 300,000 300,000
Total Repurchase Agreements
(cost $1,696,689) 1,696,689
Total Investments
(cost $475,293,554) — 99.7% 439,416,964
Other assets in excess of liabilities — 0.3% 1,449,645
NET ASSETS — 100.0%
$ 440,866,609
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $20,349,913 which represents 4.62% of net assets.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $5,936,379, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,696,689 and by
$4,515,739 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 3.88%, and maturity dates ranging from 2/2/2023 –
2/15/2052, a total value of $6,212,428.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,696,689.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 33
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 12 3/2023 USD 575,640 (6,488)
Net contracts (6,488)
As of December 31, 2022, the Fund had $28,494 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - December 31, 2022 - NVIT GS International Equity Insights Fund
Common Stocks 99 .1%
Shares Value ($)
AUSTRALIA 9 .2%
Airlines 0 .2%
Qantas Airways Ltd. * 411,135 1,655,337
Banks 3 .7%
ANZ Group Holdings Ltd. * 458,639 7,388,174
Commonwealth Bank of Australia 192,630 13,445,780
National Australia Bank Ltd. (a) 92,056 1,865,434
Westpac Banking Corp. 382,476 6,015,587
28,714,975
Capital Markets 1 .1%
ASX Ltd. (a) 99,577 4,566,465
Macquarie Group Ltd. 33,107 3,758,480
8,324,945
Chemicals 0 .4%
Incitec Pivot Ltd. 1,094,408 2,764,712
Diversified Telecommunication Services 0 .3%
Telstra Group Ltd. 987,795 2,682,394
Equity Real Estate Investment Trusts (REITs) 0 .1%
Dexus 161,560 849,288
Hotels, Restaurants & Leisure 0 .0%
†
Aristocrat Leisure Ltd. 16,884 348,676
Insurance 0 .1%
Suncorp Group Ltd. 83,309 683,146
Metals & Mining 2 .5%
Allkem Ltd. * 177,048 1,345,007
BHP Group Ltd. 400,743 12,407,491
IGO Ltd. 23,878 217,012
Northern Star Resources Ltd. 197,023 1,442,728
Pilbara Minerals Ltd. *(a) 297,638 758,442
Rio Tinto plc, ADR (a) 49,707 3,539,139
19,709,819
Multi-Utilities 0 .0%
†
AGL Energy Ltd. 36,088 198,147
Road & Rail 0 .8%
Aurizon Holdings Ltd. 2,459,552 6,203,663
72,135,102
AUSTRIA 0 .2%
Banks 0 .1%
BAWAG Group AG Reg. S *(b) 14,337 762,309
Raiffeisen Bank International AG * 14,988 246,270
1,008,579
Construction Materials 0 .1%
Wienerberger AG 24,961 604,213
1,612,792
BELGIUM 0 .7%
Distributors 0 .7%
D'ieteren Group 25,209 4,853,237
Oil, Gas & Consumable Fuels 0 .0%
†
Exmar NV 22,102 187,257
Pharmaceuticals 0 .0%
†
UCB SA 4,549 358,301
5,398,795
CANADA 0 .6%
Oil, Gas & Consumable Fuels 0 .6%
International Petroleum Corp. * 404,168 4,548,007
Common Stocks
Shares Value ($)
CHINA 0 .3%
Air Freight & Logistics 0 .0%
†
Kerry Logistics Network Ltd. 198,500 357,374
Banks 0 .3%
BOC Hong Kong Holdings Ltd. 677,500 2,303,034
2,660,408
DENMARK 4 .3%
Banks 0 .4%
Danske Bank A/S 57,883 1,140,329
Jyske Bank A/S (Registered) * 27,289 1,774,106
Spar Nord Bank A/S 16,774 257,232
3,171,667
Beverages 0 .3%
Carlsberg A/S
, Class B
16,437 2,175,873
Biotechnology 1 .0%
Genmab A/S * 18,508 7,839,574
Electrical Equipment 0 .0%
†
NKT A/S * 5,835 329,776
Marine 0 .7%
AP Moller - Maersk A/S
, Class A
1,901 4,217,581
D/S Norden A/S 22,895 1,373,569
5,591,150
Pharmaceuticals 1 .9%
Novo Nordisk A/S
, Class B
106,000 14,352,394
33,460,434
FINLAND 2 .1%
Banks 0 .9%
Nordea Bank Abp 701,105 7,497,986
Communications Equipment 0 .2%
Nokia OYJ 360,671 1,675,822
Food & Staples Retailing 0 .3%
Kesko OYJ
, Class B
101,760 2,251,799
Insurance 0 .4%
Sampo OYJ
, Class A
56,481 2,953,297
Paper & Forest Products 0 .3%
Stora Enso OYJ
, Class R
142,010 2,006,256
16,385,160
FRANCE 12 .9%
Aerospace & Defense 2 .4%
Airbus SE 75,307 8,954,177
Dassault Aviation SA 30,093 5,105,849
Safran SA 20,776 2,596,237
Thales SA 16,927 2,163,888
18,820,151
Banks 0 .8%
Societe Generale SA 257,688 6,465,432
Construction & Engineering 0 .5%
Eiffage SA 37,655 3,713,000
Vinci SA 2,806 280,249
3,993,249
Electrical Equipment 0 .0%
†
Legrand SA 2,054 165,383
Equity Real Estate Investment Trusts (REITs) 0 .5%
Covivio 11,813 703,386
Gecina SA 30,121 3,068,862

NVIT GS International Equity Insights Fund - December 31, 2022 - Statement of Investments - 35
Common Stocks
Shares Value ($)
FRANCE
Equity Real Estate Investment Trusts (REITs)
Klepierre SA * 14,446 334,143
4,106,391
Food & Staples Retailing 0 .2%
Carrefour SA 71,413 1,194,889
Hotels, Restaurants & Leisure 0 .1%
La Francaise des Jeux SAEM
Reg. S (b) 11,637 467,518
Insurance 0 .3%
Coface SA 11,067 144,244
SCOR SE 96,445 2,214,541
2,358,785
IT Services 0 .8%
Alten SA 2,736 343,562
Capgemini SE 1,067 178,951
Edenred 100,222 5,453,497
5,976,010
Media 0 .8%
Publicis Groupe SA 92,247 5,857,765
Multi-Utilities 0 .4%
Engie SA 193,940 2,778,006
Pharmaceuticals 1 .9%
Ipsen SA 31,139 3,355,810
Sanofi 121,229 11,730,199
15,086,009
Software 0 .8%
Dassault Systemes SE 174,573 6,296,340
Textiles, Apparel & Luxury Goods 3 .2%
Christian Dior SE 2,708 1,970,955
Hermes International 5,270 8,132,351
Kering SA 5,789 2,962,710
LVMH Moet Hennessy Louis
Vuitton SE 17,463 12,685,912
25,751,928
Trading Companies & Distributors 0 .2%
Rexel SA * 87,671 1,737,377
101,055,233
GERMANY 6 .4%
Aerospace & Defense 1 .0%
MTU Aero Engines AG 27,913 6,041,502
Rheinmetall AG 9,955 1,982,886
8,024,388
Automobiles 0 .6%
Bayerische Motoren Werke AG
(Preference) 20,717 1,764,410
Porsche Automobil Holding SE
(Preference) 47,182 2,588,477
4,352,887
Capital Markets 0 .1%
DWS Group GmbH & Co. KGaA
Reg. S (b) 16,376 531,143
Chemicals 0 .6%
K+S AG (Registered) 171,719 3,377,641
Wacker Chemie AG 9,952 1,271,996
4,649,637
Machinery 0 .3%
GEA Group AG 19,102 780,284
Common Stocks
Shares Value ($)
GERMANY
Machinery
Knorr-Bremse AG 23,100 1,262,296
2,042,580
Marine 0 .2%
Hapag-Lloyd AG Reg. S (a)(b) 8,141 1,547,601
Multi-Utilities 0 .3%
E.ON SE 264,415 2,638,975
Personal Products 0 .2%
Beiersdorf AG 15,842 1,817,896
Pharmaceuticals 1 .3%
Bayer AG (Registered) 158,368 8,176,936
Merck KGaA 12,097 2,342,708
10,519,644
Semiconductors & Semiconductor Equipment 1 .0%
AIXTRON SE 30,829 890,230
Infineon Technologies AG 228,803 6,968,813
7,859,043
Software 0 .1%
TeamViewer AG *(b) 55,533 716,129
Textiles, Apparel & Luxury Goods 0 .6%
HUGO BOSS AG 82,263 4,768,753
Trading Companies & Distributors 0 .1%
Brenntag SE 11,130 711,605
50,180,281
HONG KONG 0 .5%
Capital Markets 0 .0%
†
Hong Kong Exchanges & Clearing
Ltd. 6,200 267,934
Industrial Conglomerates 0 .3%
Jardine Matheson Holdings Ltd. 32,200 1,637,298
Insurance 0 .1%
AIA Group Ltd. 66,800 735,936
Real Estate Management & Development 0 .1%
Swire Pacific Ltd.
, Class A
82,500 723,562
Specialty Retail 0 .0%
†
Luk Fook Holdings International
Ltd. 92,000 273,403
3,638,133
ISRAEL 0 .1%
Diversified Financial Services 0 .1%
Plus500 Ltd. 26,817 584,154
ITALY 2 .6%
Aerospace & Defense 0 .6%
Leonardo SpA 504,504 4,348,795
Banks 1 .6%
Banco BPM SpA 1,408,136 5,029,268
Mediobanca Banca di Credito
Finanziario SpA 62,173 597,378
UniCredit SpA 466,774 6,637,644
12,264,290
Capital Markets 0 .2%
Azimut Holding SpA 69,133 1,550,377

36 - Statement of Investments - December 31, 2022 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Diversified Financial Services 0 .0%
†
Banca Mediolanum SpA 36,047 301,140
Electrical Equipment 0 .0%
†
Prysmian SpA 3,089 114,352
Insurance 0 .1%
Unipol Gruppo SpA 114,963 559,875
IT Services 0 .1%
Reply SpA 9,925 1,141,457
20,280,286
JAPAN 20 .0%
Air Freight & Logistics 0 .3%
Nippon Express Holdings, Inc. 45,900 2,617,556
Airlines 0 .2%
ANA Holdings, Inc. * 60,400 1,286,754
Auto Components 0 .3%
NGK Spark Plug Co. Ltd. 146,700 2,706,866
Automobiles 0 .6%
Honda Motor Co. Ltd. 104,900 2,398,450
Toyota Motor Corp. 25,700 351,245
Yamaha Motor Co. Ltd. 77,300 1,756,642
4,506,337
Banks 0 .2%
Aozora Bank Ltd. 70,600 1,390,187
Beverages 0 .1%
Coca-Cola Bottlers Japan
Holdings, Inc. 82,100 898,693
Capital Markets 0 .6%
SBI Holdings, Inc. 241,000 4,620,597
Chemicals 0 .3%
Mitsubishi Gas Chemical Co., Inc. 46,800 643,260
Nippon Kayaku Co. Ltd. 30,800 264,875
Nippon Soda Co. Ltd. 6,000 196,720
Shin-Etsu Chemical Co. Ltd. 10,000 1,218,355
2,323,210
Commercial Services & Supplies 0 .1%
Inui Global Logistics Co. Ltd. 500 7,553
Toppan, Inc. 77,900 1,150,040
1,157,593
Construction & Engineering 0 .7%
JGC Holdings Corp. 310,000 3,923,336
Obayashi Corp. 189,500 1,432,659
5,355,995
Diversified Financial Services 1 .8%
Fuyo General Lease Co. Ltd. 7,600 495,653
Mitsubishi HC Capital, Inc. 1,255,400 6,184,457
ORIX Corp. 383,500 6,183,866
Tokyo Century Corp. 42,000 1,418,153
14,282,129
Diversified Telecommunication Services 0 .1%
Nippon Telegraph & Telephone
Corp. 33,700 961,935
Electric Utilities 0 .1%
Chubu Electric Power Co., Inc. 45,700 472,916
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment 0 .1%
Fujikura Ltd. 134,300 1,017,518
Electronic Equipment, Instruments & Components 0 .0%
†
Canon Marketing Japan, Inc. 11,500 261,841
Food & Staples Retailing 0 .0%
†
MatsukiyoCocokara & Co. 5,100 256,419
Food Products 0 .0%
†
Maruha Nichiro Corp. 7,600 145,326
Gas Utilities 1 .0%
Toho Gas Co. Ltd. 54,300 1,041,068
Tokyo Gas Co. Ltd. 326,700 6,422,544
7,463,612
Health Care Providers & Services 0 .1%
Suzuken Co. Ltd. 18,800 509,241
Hotels, Restaurants & Leisure 0 .9%
Oriental Land Co. Ltd. 39,200 5,710,940
Round One Corp. 267,900 971,525
6,682,465
Independent Power and Renewable Electricity Producers
0 .0%
†
Electric Power Development Co.
Ltd. 17,900 284,751
Machinery 0 .7%
Komatsu Ltd. 245,200 5,319,656
Multiline Retail 0 .0%
†
J Front Retailing Co. Ltd. 28,100 256,319
Oil, Gas & Consumable Fuels 0 .5%
ENEOS Holdings, Inc. 828,100 2,819,589
Inpex Corp. 91,800 979,559
3,799,148
Personal Products 0 .1%
Shiseido Co. Ltd. 17,200 847,627
Pharmaceuticals 3 .6%
Astellas Pharma, Inc. 377,100 5,721,019
Chugai Pharmaceutical Co. Ltd. 236,200 6,001,873
Hisamitsu Pharmaceutical Co.,
Inc. 22,000 652,448
Ono Pharmaceutical Co. Ltd. 1,000 23,393
Santen Pharmaceutical Co. Ltd. 663,700 5,429,926
Sumitomo Pharma Co. Ltd. 424,100 3,227,165
Taisho Pharmaceutical Holdings
Co. Ltd. 13,800 609,108
Takeda Pharmaceutical Co. Ltd. 180,400 5,634,633
27,299,565
Real Estate Management & Development 0 .5%
Mitsubishi Estate Co. Ltd. 115,800 1,498,533
Mitsui Fudosan Co. Ltd. 43,200 789,218
Tokyu Fudosan Holdings Corp. 312,000 1,480,865
3,768,616
Road & Rail 0 .7%
Central Japan Railway Co. 47,300 5,818,966
Semiconductors & Semiconductor Equipment 1 .4%
Miraial Co. Ltd. 60,600 659,014
SCREEN Holdings Co. Ltd. 53,700 3,459,065
SUMCO Corp. 353,000 4,723,349

NVIT GS International Equity Insights Fund - December 31, 2022 - Statement of Investments - 37
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Tokyo Electron Ltd. 6,200 1,841,793
10,683,221
Technology Hardware, Storage & Peripherals 0 .2%
FUJIFILM Holdings Corp. 10,700 539,849
Ricoh Co. Ltd. 144,800 1,110,655
1,650,504
Trading Companies & Distributors 4 .6%
ITOCHU Corp. 244,300 7,638,508
Marubeni Corp. 611,400 6,986,945
Mitsubishi Corp. 240,800 7,790,297
Mitsui & Co. Ltd. 184,400 5,361,852
Sojitz Corp. 49,400 938,857
Sumitomo Corp. 381,400 6,324,423
Toyota Tsusho Corp. 11,000 403,229
35,444,111
Wireless Telecommunication Services 0 .2%
KDDI Corp. 24,800 749,558
SoftBank Group Corp. 20,800 880,840
1,630,398
155,720,072
MACAU 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Sands China Ltd. * 78,000 258,412
NETHERLANDS 5 .5%
Banks 0 .7%
ING Groep NV 477,878 5,830,310
Beverages 1 .3%
Heineken Holding NV 50,587 3,895,171
Heineken NV 63,707 5,985,373
9,880,544
Chemicals 0 .2%
OCI NV 54,257 1,936,136
Oil, Gas & Consumable Fuels 1 .3%
Shell plc 365,863 10,409,175
Semiconductors & Semiconductor Equipment 2 .0%
ASML Holding NV 27,396 14,829,542
42,885,707
NORWAY 1 .4%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 24,208 1,027,417
Banks 0 .2%
DNB Bank ASA 63,501 1,257,202
Energy Equipment & Services 0 .2%
Aker Solutions ASA 103,660 396,020
Odfjell Drilling Ltd. * 121,365 324,040
PGS ASA *(a) 646,821 466,623
1,186,683
Marine 0 .2%
MPC Container Ships ASA (a) 794,184 1,312,281
Oil, Gas & Consumable Fuels 0 .7%
Equinor ASA (a) 173,063 6,207,490
10,991,073
Common Stocks
Shares Value ($)
SINGAPORE 1 .3%
Banks 0 .5%
Oversea-Chinese Banking Corp.
Ltd. 423,100 3,839,136
Capital Markets 0 .3%
Singapore Exchange Ltd. 296,100 1,980,122
Industrial Conglomerates 0 .0%
†
Keppel Corp. Ltd. 11,500 62,383
Semiconductors & Semiconductor Equipment 0 .5%
STMicroelectronics NV (a) 115,110 4,086,934
9,968,575
SOUTH AFRICA 0 .9%
Metals & Mining 0 .9%
Anglo American plc 183,633 7,182,379
SPAIN 1 .5%
Banks 0 .4%
Bankinter SA 394,595 2,644,515
Unicaja Banco SA Reg. S (b) 249,758 275,918
2,920,433
Electric Utilities 0 .7%
Iberdrola SA 390,575 4,568,751
Red Electrica Corp. SA 60,965 1,059,014
5,627,765
Specialty Retail 0 .4%
Industria de Diseno Textil SA 117,740 3,135,200
11,683,398
SWEDEN 5 .9%
Banks 2 .0%
Skandinaviska Enskilda Banken
AB
, Class A
576,327 6,632,515
Svenska Handelsbanken AB
, Class
A
74,164 746,260
Swedbank AB
, Class A
442,666 7,520,333
14,899,108
Biotechnology 0 .1%
Swedish Orphan Biovitrum AB * 51,210 1,058,043
Communications Equipment 0 .4%
Telefonaktiebolaget LM Ericsson
,
Class B
500,106 2,928,806
Diversified Financial Services 0 .8%
Investor AB
, Class B
365,553 6,630,135
Hotels, Restaurants & Leisure 0 .8%
Evolution AB Reg. S (a)(b) 61,911 6,046,464
Machinery 1 .4%
Atlas Copco AB
, Class B
97,082 1,037,258
Epiroc AB
, Class B
97,408 1,570,095
Sandvik AB 91,625 1,654,310
Volvo AB
, Class B
357,888 6,480,156
10,741,819
Metals & Mining 0 .4%
Boliden AB 16,301 612,993
SSAB AB
, Class A
45,659 248,714
SSAB AB
, Class B
500,885 2,612,462
3,474,169
45,778,544

38 - Statement of Investments - December 31, 2022 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SWITZERLAND 5 .7%
Capital Markets 1 .2%
UBS Group AG (Registered) 501,295 9,343,930
Construction & Engineering 0 .1%
Implenia AG (Registered) * 10,578 434,385
Food Products 0 .7%
Chocoladefabriken Lindt &
Spruengli AG 335 3,413,827
Chocoladefabriken Lindt &
Spruengli AG (Registered) 23 2,368,813
5,782,640
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG (Registered) 2,772 659,562
Insurance 0 .5%
Baloise Holding AG (Registered) 23,327 3,603,297
Pharmaceuticals 1 .5%
Novartis AG (Registered) 132,248 11,979,198
Professional Services 0 .2%
DKSH Holding AG 21,251 1,615,772
Textiles, Apparel & Luxury Goods 1 .4%
Cie Financiere Richemont SA
(Registered) 84,179 10,893,237
44,312,021
UNITED KINGDOM 10 .0%
Banks 0 .3%
Lloyds Banking Group plc 2,565,953 1,409,049
Standard Chartered plc 138,735 1,041,307
2,450,356
Beverages 1 .4%
Diageo plc 249,538 11,019,421
Capital Markets 0 .0%
†
Jupiter Fund Management plc 110,694 177,381
Containers & Packaging 0 .1%
DS Smith plc 142,888 555,371
Distributors 0 .3%
Inchcape plc 236,888 2,338,178
Diversified Financial Services 0 .0%
†
M&G plc 39,021 88,696
Electric Utilities 0 .6%
SSE plc 234,456 4,835,866
Equity Real Estate Investment Trusts (REITs) 0 .0%
†
UK Commercial Property REIT
Ltd. 87,483 61,525
Hotels, Restaurants & Leisure 1 .2%
Compass Group plc 320,486 7,405,454
InterContinental Hotels Group plc 35,265 2,029,808
9,435,262
Household Products 0 .0%
†
Reckitt Benckiser Group plc 4,132 287,459
Industrial Conglomerates 0 .7%
CK Hutchison Holdings Ltd. 70,000 420,233
DCC plc 18,224 899,652
Melrose Industries plc 739,093 1,201,553
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates
Smiths Group plc 144,463 2,785,163
5,306,601
Insurance 0 .6%
Aviva plc 905,074 4,824,173
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg. S (b) 24,240 151,264
Media 0 .3%
Informa plc 202,519 1,518,350
Pearson plc 105,800 1,199,239
2,717,589
Multiline Retail 0 .4%
Next plc 48,752 3,432,659
Multi-Utilities 0 .2%
Centrica plc 1,577,823 1,837,427
Oil, Gas & Consumable Fuels 0 .4%
BP plc, ADR 80,908 2,826,116
Pharmaceuticals 0 .3%
AstraZeneca plc, ADR 31,494 2,135,293
Professional Services 0 .1%
Intertek Group plc 16,484 804,549
Tobacco 2 .4%
British American Tobacco plc 256,345 10,170,414
Imperial Brands plc 306,593 7,660,097
17,830,511
Wireless Telecommunication Services 0 .7%
Vodafone Group plc, ADR 515,034 5,212,144
78,327,841
UNITED STATES 7 .0%
Automobiles 0 .6%
Stellantis NV 336,905 4,772,239
Biotechnology 0 .7%
CSL Ltd. (a) 26,448 5,157,116
Food Products 1 .2%
Nestle SA (Registered) 82,877 9,571,090
IT Services 0 .7%
Computershare Ltd. 316,681 5,649,555
Pharmaceuticals 3 .6%
GSK plc, ADR 272,095 9,561,418
Roche Holding AG 56,964 17,901,614
27,463,032
Textiles, Apparel & Luxury Goods 0 .2%
Samsonite International SA Reg.
S *(b) 645,600 1,688,150
54,301,182
Total Common Stocks
(cost $747,939,558) 773,347,989

NVIT GS International Equity Insights Fund - December 31, 2022 - Statement of Investments - 39
Repurchase Agreements 1 .0%
Principal
Amount ($) Value ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$2,000,956, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$4,230,864, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $4,313,420.(c)
(d) 4,228,843 4,228,843
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $500,239,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $510,265.(c)(d) 500,000 500,000
Pershing LLC, 4.33%, dated
12/30/2022, due 1/3/2023,
repurchase price $1,000,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,728,843) 7,728,843
Total Investments
(cost $755,668,401) — 100.1% 781,076,832
Liabilities in excess of other assets — (0.1)% (508,603)
NET ASSETS — 100.0%
$ 780,568,229
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $12,241,190, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,728,843 and by
$5,189,067 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.63%, and maturity dates ranging from 1/15/2023 –
2/15/2052, a total value of $12,917,910.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $12,186,496 which represents 1.56% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$7,728,843.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 3.3%
General Dynamics Corp. 87,008 21,587,555
Howmet Aerospace, Inc. 517,893 20,410,163
Lockheed Martin Corp.(a) 67,798 32,983,049
74,980,767
Auto Components 0.5%
Aptiv plc* 126,943 11,822,202
Automobiles 1.7%
General Motors Co. 745,489 25,078,250
Tesla, Inc.* 114,089 14,053,483
39,131,733
Banks 0.8%
East West Bancorp, Inc. 237,313 15,638,927
Signature Bank 7,798 898,486
Webster Financial Corp. 47,313 2,239,797
18,777,210
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A*(a) 2,003 660,028
PepsiCo, Inc. 40,966 7,400,918
8,060,946
Biotechnology 4.7%
Biogen, Inc.* 26,016 7,204,351
BioMarin Pharmaceutical, Inc.* 10,708 1,108,171
Exelixis, Inc.* 322,916 5,179,573
Gilead Sciences, Inc. 369,816 31,748,703
Incyte Corp.* 286,783 23,034,410
Regeneron Pharmaceuticals,
Inc.* 13,425 9,686,003
United Therapeutics Corp.* 8,364 2,325,945
Vertex Pharmaceuticals, Inc.* 97,204 28,070,571
108,357,727
Building Products 1.7%
Johnson Controls International
plc 405,870 25,975,680
Lennox International, Inc. 15,802 3,780,312
Trane Technologies plc 54,256 9,119,891
38,875,883
Capital Markets 4.5%
Ameriprise Financial, Inc. 55,130 17,165,828
Bank of New York Mellon
Corp. (The) 613,072 27,907,037
CME Group, Inc. 156,096 26,249,103
MarketAxess Holdings, Inc. 35,857 10,000,159
MSCI, Inc. 21,264 9,891,375
Stifel Financial Corp. 207,878 12,133,839
103,347,341
Chemicals 1.7%
Huntsman Corp. 68,344 1,878,093
International Flavors &
Fragrances, Inc. 4,130 432,989
Linde plc 8,039 2,622,161
Mosaic Co. (The)(a) 344,366 15,107,337
Sherwin-Williams Co. (The) 76,597 18,178,766
38,219,346
Commercial Services & Supplies 0.7%
Republic Services, Inc. 131,159 16,918,199
Common Stocks
Shares Value ($)
Communications Equipment 1.6%
Arista Networks, Inc.* 15,711 1,906,530
Cisco Systems, Inc. 750,422 35,750,104
37,656,634
Construction Materials 0.6%
Eagle Materials, Inc. 7,466 991,858
Martin Marietta Materials, Inc. 24,226 8,187,661
Vulcan Materials Co. 23,259 4,072,884
13,252,403
Consumer Finance 1.9%
Capital One Financial Corp. 199,290 18,525,998
Discover Financial Services 33,382 3,265,761
Synchrony Financial 642,359 21,107,917
42,899,676
Distributors 0.6%
LKQ Corp. 258,769 13,820,852
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc.,
Class B* 93,783 28,969,569
Equitable Holdings, Inc. 347,742 9,980,195
Voya Financial, Inc.(a) 79,832 4,908,870
43,858,634
Diversified Telecommunication Services 0.2%
Liberty Global plc, Class C*(a) 211,327 4,106,084
Electrical Equipment 1.4%
AMETEK, Inc. 197,111 27,540,349
Emerson Electric Co. 13,080 1,256,465
nVent Electric plc 102,964 3,961,025
32,757,839
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd. 52,686 6,048,353
Teledyne Technologies, Inc.* 61,918 24,761,627
30,809,980
Energy Equipment & Services 0.6%
Halliburton Co.(a) 139,903 5,505,183
Schlumberger Ltd. 172,607 9,227,570
14,732,753
Entertainment 0.4%
Live Nation Entertainment,
Inc.*(a) 141,242 9,850,217
Equity Real Estate Investment Trusts (REITs) 6.1%
Camden Property Trust 191,685 21,445,718
Crown Castle, Inc. 27,236 3,694,291
CubeSmart(a) 194,582 7,831,925
Host Hotels & Resorts, Inc.(a) 832,281 13,358,110
Life Storage, Inc. 138,074 13,600,289
Mid-America Apartment
Communities, Inc. 132,628 20,821,270
National Storage Affiliates
Trust 116,529 4,209,027
Park Hotels & Resorts, Inc. 300,773 3,546,114
Prologis, Inc. 12,568 1,416,791
Public Storage 92,508 25,919,816
SBA Communications Corp. 89,731 25,152,497
140,995,848

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Food & Staples Retailing 0.3%
Casey's General Stores, Inc. 13,875 3,112,856
Costco Wholesale Corp. 3,609 1,647,509
Sysco Corp. 34,313 2,623,229
7,383,594
Food Products 1.4%
Mondelez International, Inc.,
Class A 474,634 31,634,356
Health Care Equipment & Supplies 3.1%
Boston Scientific Corp.* 648,637 30,012,434
Hologic, Inc.* 3,460 258,843
Intuitive Surgical, Inc.* 45,649 12,112,962
Medtronic plc 378,174 29,391,683
71,775,922
Health Care Providers & Services 5.7%
Centene Corp.* 268,465 22,016,815
Cigna Corp. 1,248 413,512
CVS Health Corp. 295,948 27,579,394
Elevance Health, Inc. 50,629 25,971,158
Humana, Inc. 52,077 26,673,319
Laboratory Corp. of America
Holdings 21,064 4,960,151
UnitedHealth Group, Inc. 13,984 7,414,037
Universal Health Services,
Inc., Class B 112,009 15,780,948
130,809,334
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc., Class A* 50,684 4,333,482
Boyd Gaming Corp. 7,621 415,573
Hilton Worldwide Holdings,
Inc. 12,992 1,641,669
Hyatt Hotels Corp., Class A* 20,704 1,872,677
Marriott International, Inc.,
Class A 46,157 6,872,316
Wyndham Hotels & Resorts,
Inc. 203,033 14,478,283
Wynn Resorts Ltd.*(a) 71,646 5,908,646
35,522,646
Household Durables 0.1%
Whirlpool Corp. 20,884 2,954,251
Household Products 1.0%
Kimberly-Clark Corp. 168,926 22,931,704
Insurance 3.0%
American Financial Group, Inc. 58,154 7,983,381
Chubb Ltd. 146,699 32,361,799
Lincoln National Corp. 182,874 5,617,889
Marsh & McLennan Cos., Inc. 142,762 23,624,256
69,587,325
Interactive Media & Services 1.9%
Alphabet, Inc., Class A* 493,388 43,531,623
TripAdvisor, Inc.* 50,259 903,657
44,435,280
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 844,749 70,958,916
Chewy, Inc., Class A*(a) 18,537 687,352
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
MercadoLibre, Inc.* 1,678 1,419,991
73,066,259
IT Services 5.2%
Accenture plc, Class A 97,737 26,080,141
Cognizant Technology
Solutions Corp., Class A 226,038 12,927,113
DXC Technology Co.* 33,163 878,819
Gartner, Inc.* 41,920 14,090,989
International Business
Machines Corp. 24,667 3,475,334
MongoDB, Inc.* 5,381 1,059,196
PayPal Holdings, Inc.* 267,864 19,077,274
Snowflake, Inc., Class A*(a) 109,890 15,773,611
VeriSign, Inc.* 131,652 27,046,587
Visa, Inc., Class A(a) 1,828 379,785
120,788,849
Life Sciences Tools & Services 0.9%
Avantor, Inc.* 807,359 17,027,201
Mettler-Toledo International,
Inc.* 3,226 4,663,022
21,690,223
Machinery 0.2%
Ingersoll Rand, Inc. 46,505 2,429,886
Otis Worldwide Corp. 19,373 1,517,100
3,946,986
Media 1.5%
Charter Communications, Inc.,
Class A* 44,278 15,014,670
News Corp., Class A 514,519 9,364,246
Omnicom Group, Inc. 12,345 1,006,981
Trade Desk, Inc. (The), Class
A* 182,165 8,166,457
33,552,354
Metals & Mining 0.2%
Nucor Corp. 16,459 2,169,460
Steel Dynamics, Inc. 23,154 2,262,146
4,431,606
Multiline Retail 0.3%
Macy's, Inc. 326,032 6,732,561
Oil, Gas & Consumable Fuels 4.6%
APA Corp. 111,804 5,219,011
ConocoPhillips 12,564 1,482,552
Coterra Energy, Inc.(a) 89,613 2,201,791
EOG Resources, Inc. 73,925 9,574,766
Exxon Mobil Corp. 48,742 5,376,243
Hess Corp.(a) 26,108 3,702,637
Kinder Morgan, Inc. 960,914 17,373,325
Marathon Oil Corp. 174,045 4,711,398
Marathon Petroleum Corp. 77,526 9,023,251
Occidental Petroleum Corp.(a) 33,007 2,079,111
Pioneer Natural Resources
Co.(a) 110,424 25,219,737
Williams Cos., Inc. (The) 626,709 20,618,726
106,582,548
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 403,725 29,048,014

42 - Statement of Investments - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Elanco Animal Health, Inc.* 331,174 4,046,946
Jazz Pharmaceuticals plc* 31,866 5,076,572
Johnson & Johnson 302,367 53,413,131
Royalty Pharma plc, Class A 35,572 1,405,805
92,990,468
Professional Services 0.0%
†
CoStar Group, Inc.* 9,908 765,690
Road & Rail 3.6%
CSX Corp. 943,616 29,233,224
Knight-Swift Transportation
Holdings, Inc. 300,755 15,762,569
Ryder System, Inc. 41,512 3,469,158
Union Pacific Corp. 163,468 33,849,319
82,314,270
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc. 7,271 1,192,662
Broadcom, Inc. 30,706 17,168,646
Lam Research Corp. 30,416 12,783,845
Microchip Technology, Inc. 110,821 7,785,175
Monolithic Power Systems,
Inc. 16,499 5,834,211
NVIDIA Corp. 30,061 4,393,115
NXP Semiconductors NV 41,179 6,507,517
ON Semiconductor Corp.*(a) 85,627 5,340,556
61,005,727
Software 10.4%
Adobe, Inc.* 105,837 35,617,326
Autodesk, Inc.* 14,154 2,644,958
Fortinet, Inc.* 191,994 9,386,587
HubSpot, Inc.* 7,884 2,279,501
Intuit, Inc. 33,566 13,064,558
Microsoft Corp. 385,462 92,441,496
NCR Corp.*(a) 206,310 4,829,717
Palo Alto Networks, Inc.* 176,750 24,663,695
Paycom Software, Inc.* 41,544 12,891,519
Roper Technologies, Inc. 23,905 10,329,111
Salesforce, Inc.* 39,138 5,189,307
ServiceNow, Inc.* 53,941 20,943,672
Zoom Video Communications,
Inc., Class A* 65,328 4,425,319
Zscaler, Inc.* 12,763 1,428,180
240,134,946
Specialty Retail 1.2%
AutoZone, Inc.* 10,832 26,713,662
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. 803,821 104,440,465
Hewlett Packard Enterprise
Co. 746,477 11,913,773
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Pure Storage, Inc., Class A* 150,365 4,023,767
120,378,005
Tobacco 0.7%
Altria Group, Inc. 166,745 7,621,914
Philip Morris International, Inc. 90,966 9,206,669
16,828,583
Trading Companies & Distributors 0.3%
Fastenal Co. 89,788 4,248,768
United Rentals, Inc.* 5,106 1,814,775
6,063,543
Total Common Stocks
(cost $2,165,274,360) 2,278,252,966
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,414,757,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$4,500,901.(b)(c) 4,412,649 4,412,649
Total Repurchase Agreement
(cost $4,412,649) 4,412,649
Total Investments
(cost $2,169,687,009) — 98.9% 2,282,665,615
Other assets in excess of liabilities — 1.1% 24,342,299
NET ASSETS — 100.0%
$ 2,307,007,914
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $79,508,467, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,412,649 and by
$76,629,530 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $81,042,179.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$4,412,649.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 43
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 29 3/2023 USD 5,598,450 (156,383)
Net contracts (156,383)
As of December 31, 2022, the Fund had $338,140 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 1 .3%
Ducommun, Inc.* 656 32,774
Kratos Defense & Security
Solutions, Inc.* 35,998 371,499
Moog, Inc., Class A 3,330 292,241
National Presto Industries, Inc. 8,872 607,377
Parsons Corp.* 21,358 987,807
Triumph Group, Inc.* 55,834 587,374
V2X, Inc.* 3,483 143,813
3,022,885
Auto Components 0 .7%
Adient plc*(a) 32,746 1,135,959
Holley, Inc.* 15,244 32,317
LCI Industries(a) 2,577 238,244
Luminar Technologies, Inc.*(a) 5,632 27,878
Modine Manufacturing Co.* 4,406 87,503
1,521,901
Banks 7 .0%
Amalgamated Financial Corp. 18,558 427,576
Ameris Bancorp(a) 28,947 1,364,562
Associated Banc-Corp. 19,658 453,903
BancFirst Corp. 4,381 386,317
Bank of NT Butterfield & Son
Ltd. (The) 6,028 179,695
Business First Bancshares,
Inc. 9,471 209,688
Byline Bancorp, Inc. 11,871 272,677
Cadence Bank(a) 15,624 385,288
Capital Bancorp, Inc. 3,561 83,826
Carter Bankshares, Inc.* 3,266 54,183
Central Pacific Financial Corp. 45,081 914,243
Community Bank System, Inc. 5,745 361,648
CrossFirst Bankshares, Inc.* 2,750 34,127
Esquire Financial Holdings,
Inc. 1,036 44,817
First Bancorp 71,831 913,690
First Bancorp, Inc. (The) 9,677 289,729
First Financial Bankshares,
Inc.(a) 21,713 746,927
Great Southern Bancorp, Inc. 1,936 115,173
Guaranty Bancshares, Inc. 10,667 369,505
Hancock Whitney Corp.(a) 31,934 1,545,286
Hanmi Financial Corp. 40,516 1,002,771
HomeTrust Bancshares, Inc. 2,407 58,177
Hope Bancorp, Inc. 79,276 1,015,526
Independent Bank Corp. 4,900 117,208
International Bancshares Corp. 29,703 1,359,209
Macatawa Bank Corp. 10,961 120,900
Metrocity Bankshares, Inc. 9,743 210,741
Northeast Bank 7,614 320,549
PCB Bancorp 17,430 308,337
Peoples Financial Services
Corp.(a) 582 30,171
Renasant Corp. 6,415 241,140
Silvergate Capital Corp., Class
A* 1,930 33,582
Southern First Bancshares,
Inc.* 7,399 338,504
SouthState Corp. 10,238 781,774
UMB Financial Corp. 3,758 313,868
Common Stocks
Shares Value ($)
Banks
Veritex Holdings, Inc. 13,328 374,250
15,779,567
Beverages 1 .3%
Celsius Holdings, Inc.* 2,392 248,863
Coca-Cola Consolidated, Inc. 2,363 1,210,707
Primo Water Corp. 102,070 1,586,168
3,045,738
Biotechnology 7 .1%
2seventy bio, Inc.* 14,171 132,782
ACADIA Pharmaceuticals,
Inc.* 27,827 443,006
Alector, Inc.* 27,619 254,923
Alkermes plc* 67,395 1,761,031
ALX Oncology Holdings,
Inc.*(a) 15,096 170,132
Amicus Therapeutics, Inc.*(a) 79,650 972,527
Anavex Life Sciences
Corp.*(a) 17,119 158,522
Apellis Pharmaceuticals, Inc.* 10,179 526,356
Arcus Biosciences, Inc.*(a) 6,640 137,315
Arrowhead Pharmaceuticals,
Inc.*(a) 7,590 307,850
Aurinia Pharmaceuticals, Inc.* 14,189 61,296
Avidity Biosciences, Inc.*(a) 1,520 33,729
BioCryst Pharmaceuticals,
Inc.*(a) 26,560 304,909
Bridgebio Pharma, Inc.*(a) 9,783 74,546
Catalyst Pharmaceuticals,
Inc.* 20,260 376,836
Celldex Therapeutics, Inc.* 1,768 78,800
Cogent Biosciences, Inc.*(a) 2,311 26,715
Deciphera Pharmaceuticals,
Inc.* 4,199 68,822
Denali Therapeutics, Inc.* 23,100 642,411
Design Therapeutics, Inc.*(a) 7,294 74,836
Eagle Pharmaceuticals, Inc.* 11,292 330,065
Enanta Pharmaceuticals, Inc.* 8,952 416,447
Erasca, Inc.*(a) 19,154 82,554
Fate Therapeutics, Inc.* 12,198 123,078
Generation Bio Co.*(a) 31,569 124,066
Gossamer Bio, Inc.*(a) 41,180 89,361
Heron Therapeutics, Inc.*(a) 9,836 24,590
IGM Biosciences, Inc.* 11,504 195,683
ImmunoGen, Inc.* 40,224 199,511
Inhibrx, Inc.* 732 18,037
Insmed, Inc.* 22,351 446,573
Intercept Pharmaceuticals,
Inc.* 19,227 237,838
Iovance Biotherapeutics, Inc.* 85,449 546,019
iTeos Therapeutics, Inc.* 6,988 136,476
IVERIC bio, Inc.* 1,736 37,168
KalVista Pharmaceuticals,
Inc.*(a) 37,841 255,805
Karuna Therapeutics, Inc.* 3,890 764,385
Keros Therapeutics, Inc.* 8,397 403,224
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 20,972 314,161
Kinnate Biopharma, Inc.* 3,650 22,265
Kodiak Sciences, Inc.* 24,437 174,969

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Biotechnology
Kura Oncology, Inc.* 5,885 73,033
Madrigal Pharmaceuticals,
Inc.*(a) 1,417 411,284
MeiraGTx Holdings plc* 8,375 54,605
Morphic Holding, Inc.* 4,677 125,110
Myriad Genetics, Inc.* 3,048 44,227
Nurix Therapeutics, Inc.* 18,266 200,561
Organogenesis Holdings, Inc.* 54,957 147,834
PMV Pharmaceuticals, Inc.*(a) 26,583 231,272
Praxis Precision Medicines,
Inc.*(a) 60,606 144,242
Prometheus Biosciences, Inc.* 2,179 239,690
PTC Therapeutics, Inc.* 22,298 851,115
Rallybio Corp.*(a) 4,937 32,436
RAPT Therapeutics, Inc.*(a) 5,108 101,138
Sage Therapeutics, Inc.* 7,125 271,748
Sana Biotechnology, Inc.*(a) 34,855 137,677
Sutro Biopharma, Inc.* 70,927 573,090
Vanda Pharmaceuticals, Inc.* 81,963 605,707
Vaxcyte, Inc.* 1,218 58,403
Vir Biotechnology, Inc.* 2,969 75,145
Viridian Therapeutics, Inc.* 1,982 57,894
Xencor, Inc.*(a) 2,631 68,511
16,054,341
Building Products 0 .3%
CSW Industrials, Inc. 1,704 197,545
Zurn Elkay Water Solutions
Corp. 20,828 440,512
638,057
Capital Markets 1 .1%
Focus Financial Partners, Inc.,
Class A* 10,373 386,602
Hamilton Lane, Inc., Class A 2,976 190,107
Oppenheimer Holdings, Inc.,
Class A 13,930 589,657
PJT Partners, Inc., Class A 8,979 661,662
Victory Capital Holdings, Inc.,
Class A 26,868 720,868
2,548,896
Chemicals 1 .6%
Aspen Aerogels, Inc.* 6,671 78,651
Diversey Holdings Ltd.* 84,106 358,292
Innospec, Inc. 12,464 1,282,047
LSB Industries, Inc.* 21,214 282,146
Minerals Technologies, Inc. 24,624 1,495,169
Tronox Holdings plc 12,959 177,668
3,673,973
Commercial Services & Supplies 0 .7%
ACV Auctions, Inc., Class
A*(a) 2,807 23,045
Aris Water Solution, Inc., Class
A 2,060 29,685
Brady Corp., Class A 6,337 298,473
BrightView Holdings, Inc.* 27,421 188,931
Ennis, Inc. 33,958 752,509
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Heritage-Crystal Clean,
Inc.*(a) 11,944 387,941
1,680,584
Communications Equipment 0 .5%
Clearfield, Inc.* 5,503 518,052
Extreme Networks, Inc.* 16,206 296,732
NetScout Systems, Inc.* 11,282 366,778
1,181,562
Construction & Engineering 1 .6%
Arcosa, Inc. 7,966 432,873
Comfort Systems USA, Inc. 6,146 707,282
Dycom Industries, Inc.* 6,749 631,706
Fluor Corp.*(a) 29,490 1,022,123
Great Lakes Dredge & Dock
Corp.* 8,018 47,707
Northwest Pipe Co.* 1,744 58,773
Primoris Services Corp. 33,543 735,933
Tutor Perini Corp.* 12,410 93,696
3,730,093
Construction Materials 0 .8%
Summit Materials, Inc., Class
A* 58,688 1,666,152
United States Lime & Minerals,
Inc. 563 79,248
1,745,400
Consumer Finance 1 .2%
EZCORP, Inc., Class A*(a) 66,155 539,163
FirstCash Holdings, Inc. 17,115 1,487,465
LendingClub Corp.* 11,905 104,764
LendingTree, Inc.* 2,335 49,806
Nelnet, Inc., Class A 1,797 163,078
Regional Management Corp. 11,818 331,849
2,676,125
Diversified Consumer Services 0 .8%
Duolingo, Inc.* 6,002 426,922
Graham Holdings Co., Class B 106 64,046
Laureate Education, Inc.,
Class A 58,597 563,703
Perdoceo Education Corp.* 5,627 78,216
Stride, Inc.* 23,983 750,188
1,883,075
Diversified Financial Services 0 .7%
Alerus Financial Corp. 1,188 27,740
A-Mark Precious Metals, Inc.
(a) 23,027 799,728
Banco Latinoamericano de
Comercio Exterior SA, Class
E* 47,231 765,142
1,592,610
Diversified Telecommunication Services 0 .3%
Globalstar, Inc.*(a) 172,396 229,287
Iridium Communications, Inc.* 8,048 413,667
642,954
Electrical Equipment 2 .6%
Array Technologies, Inc.* 23,019 444,957
Atkore, Inc.* 15,913 1,804,852

46 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Encore Wire Corp.(a) 12,122 1,667,502
FTC Solar, Inc.*(a) 18,343 49,159
GrafTech International Ltd. 51,320 244,283
Powell Industries, Inc. 22,286 784,022
Shoals Technologies Group,
Inc., Class A* 12,783 315,357
Stem, Inc.*(a) 24,049 214,998
Thermon Group Holdings, Inc.* 11,183 224,555
TPI Composites, Inc.* 13,701 138,928
5,888,613
Electronic Equipment, Instruments & Components 1 .8%
Advanced Energy Industries,
Inc. 1,365 117,090
Belden, Inc. 1,418 101,954
Benchmark Electronics, Inc. 8,682 231,723
ePlus, Inc.* 17,315 766,708
Fabrinet* 9,605 1,231,553
PC Connection, Inc. 5,491 257,528
Sanmina Corp.* 4,476 256,430
TTM Technologies, Inc.* 9,325 140,621
Vishay Intertechnology, Inc. 19,252 415,266
Vishay Precision Group, Inc.* 15,279 590,533
4,109,406
Energy Equipment & Services 1 .6%
Borr Drilling Ltd.* 7,534 37,444
Cactus, Inc., Class A 5,535 278,189
DMC Global, Inc.* 1,708 33,204
Dril-Quip, Inc.* 8,009 217,605
Liberty Energy, Inc., Class A 41,765 668,658
Nabors Industries Ltd.* 3,095 479,323
NexTier Oilfield Solutions, Inc.* 53,559 494,885
Oceaneering International,
Inc.* 6,323 110,589
Oil States International,
Inc.*(a) 49,955 372,664
Patterson-UTI Energy, Inc. 3,547 59,731
RPC, Inc. 78,427 697,216
Select Energy Services, Inc.,
Class A 10,485 96,881
TETRA Technologies, Inc.* 12,900 44,634
US Silica Holdings, Inc.* 3,662 45,775
3,636,798
Equity Real Estate Investment Trusts (REITs) 6 .5%
Brandywine Realty Trust 44,670 274,721
Chatham Lodging Trust 102,655 1,259,577
City Office REIT, Inc. 12,095 101,356
Community Healthcare Trust,
Inc. 14,059 503,312
DiamondRock Hospitality Co. 149,633 1,225,494
Equity Commonwealth 55,021 1,373,874
Essential Properties Realty
Trust, Inc.(a) 17,601 413,096
Four Corners Property Trust,
Inc.(a) 4,294 111,343
Global Medical REIT, Inc. 4,140 39,247
Hersha Hospitality Trust, Class
A 25,641 218,461
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Independence Realty Trust,
Inc.(a) 45,947 774,666
LXP Industrial Trust 132,521 1,327,860
Macerich Co. (The) 11,479 129,254
NexPoint Residential Trust,
Inc. 29,219 1,271,611
Outfront Media, Inc.(a) 84,619 1,402,983
RLJ Lodging Trust 127,150 1,346,519
Service Properties Trust 31,525 229,817
STAG Industrial, Inc.(a) 57,003 1,841,767
Tanger Factory Outlet Centers,
Inc.(a) 3,505 62,880
Terreno Realty Corp. 8,226 467,813
Uniti Group, Inc.(a) 59,051 326,552
Universal Health Realty
Income Trust 2,193 104,672
14,806,875
Food & Staples Retailing 0 .4%
Chefs' Warehouse, Inc.
(The)*(a) 19,233 640,074
Ingles Markets, Inc., Class A 1,736 167,455
807,529
Food Products 1 .2%
B&G Foods, Inc.(a) 1,367 15,242
Cal-Maine Foods, Inc. 14,677 799,163
Fresh Del Monte Produce, Inc. 7,016 183,749
Hostess Brands, Inc.* 19,205 430,960
John B Sanfilippo & Son, Inc. 15,332 1,246,798
2,675,912
Gas Utilities 0 .7%
ONE Gas, Inc. 20,715 1,568,540
Health Care Equipment & Supplies 4 .6%
AngioDynamics, Inc.* 20,652 284,378
Artivion, Inc.*(a) 13,551 164,238
AtriCure, Inc.* 7,855 348,605
Avanos Medical, Inc.* 19,628 531,134
Axonics, Inc.*(a) 16,618 1,039,124
Cardiovascular Systems, Inc.* 9,073 123,574
Cerus Corp.* 32,733 119,475
Figs, Inc., Class A*(a) 25,213 169,683
Inari Medical, Inc.*(a) 12,381 786,936
Inspire Medical Systems, Inc.* 6,470 1,629,664
iRadimed Corp.(a) 2,682 75,874
LeMaitre Vascular, Inc.(a) 7,025 323,290
LivaNova plc* 15,583 865,480
Nevro Corp.* 13,928 551,549
NuVasive, Inc.* 10,309 425,143
Shockwave Medical, Inc.* 6,267 1,288,558
Surmodics, Inc.* 13,880 473,586
Tactile Systems Technology,
Inc.* 2,983 34,245
TransMedics Group, Inc.* 3,326 205,281
Utah Medical Products, Inc. 4,944 497,020
Varex Imaging Corp.* 16,356 332,027
ViewRay, Inc.* 25,107 112,479
10,381,343
Health Care Providers & Services 2 .9%
AdaptHealth Corp.* 9,038 173,710

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Health Care Providers & Services
Addus HomeCare Corp.* 1,835 182,564
AirSculpt Technologies, Inc.(a) 30,556 113,057
AMN Healthcare Services,
Inc.* 14,428 1,483,487
Apollo Medical Holdings, Inc.* 884 26,158
Brookdale Senior Living,
Inc.*(a) 20,012 54,633
Cano Health, Inc.*(a) 65,930 90,324
Castle Biosciences, Inc.* 9,971 234,717
Community Health Systems,
Inc.*(a) 111,745 482,738
CorVel Corp.* 2,050 297,927
Cross Country Healthcare,
Inc.* 8,534 226,748
HealthEquity, Inc.* 2,121 130,739
Hims & Hers Health, Inc.*(a) 47,407 303,879
Joint Corp. (The)* 3,308 46,246
National HealthCare Corp. 9,735 579,233
OPKO Health, Inc.*(a) 97,249 121,561
Option Care Health, Inc.* 23,948 720,595
Owens & Minor, Inc.*(a) 9,223 180,125
Pennant Group, Inc. (The)* 3,311 36,355
PetIQ, Inc.* 39,454 363,766
Progyny, Inc.* 566 17,631
Select Medical Holdings Corp.
(a) 20,009 496,824
Surgery Partners, Inc.* 10,026 279,324
6,642,341
Health Care Technology 0 .5%
Health Catalyst, Inc.* 50,780 539,791
HealthStream, Inc.* 15,676 389,392
Phreesia, Inc.* 6,627 214,450
1,143,633
Hotels, Restaurants & Leisure 2 .8%
Biglari Holdings, Inc., Class B* 610 84,668
Chuy's Holdings, Inc.* 16,416 464,573
Dave & Buster's
Entertainment, Inc.* 25,966 920,235
Denny's Corp.* 16,247 149,635
Everi Holdings, Inc.* 21,983 315,456
First Watch Restaurant Group,
Inc.* 41,142 556,651
Hilton Grand Vacations, Inc.* 21,420 825,527
International Game
Technology plc 19,577 444,006
Kura Sushi USA, Inc., Class A* 1,143 54,498
Noodles & Co., Class A* 7,211 39,588
Portillo's, Inc., Class A*(a) 20,840 340,109
Red Rock Resorts, Inc., Class
A(a) 27,263 1,090,793
Shake Shack, Inc., Class A* 1,166 48,424
Target Hospitality Corp.* 15,979 241,922
Texas Roadhouse, Inc.(a) 8,918 811,092
6,387,177
Household Durables 2 .1%
Cavco Industries, Inc.* 2,011 454,989
Dream Finders Homes, Inc.,
Class A*(a) 19,617 169,883
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc.(a) 14,530 1,243,768
iRobot Corp.*(a) 423 20,359
Landsea Homes Corp.* 4,723 24,607
LGI Homes, Inc.*(a) 8,381 776,080
M/I Homes, Inc.* 20,671 954,587
Meritage Homes Corp.* 6,389 589,066
Skyline Champion Corp.* 8,046 414,449
4,647,788
Independent Power and Renewable Electricity Producers
0 .1%
Montauk Renewables, Inc.* 21,568 237,895
Insurance 4 .6%
American Equity Investment
Life Holding Co. 38,489 1,755,868
AMERISAFE, Inc. 25,581 1,329,445
BRP Group, Inc., Class A* 4,194 105,437
CNO Financial Group, Inc. 74,680 1,706,438
Crawford & Co., Class A 21,504 119,562
Employers Holdings, Inc. 34,722 1,497,560
Genworth Financial, Inc.,
Class A* 16,232 85,867
Goosehead Insurance, Inc.,
Class A* 33,852 1,162,478
Investors Title Co. 530 78,202
James River Group Holdings
Ltd. 1,508 31,532
Kinsale Capital Group, Inc. 691 180,710
Palomar Holdings, Inc.* 14,167 639,782
ProAssurance Corp. 25,056 437,728
Stewart Information Services
Corp. 26,421 1,128,970
Tiptree, Inc. 2,267 31,375
Universal Insurance Holdings,
Inc. 5,659 59,929
10,350,883
Interactive Media & Services 0 .7%
Bumble, Inc., Class A* 14,618 307,709
DHI Group, Inc.* 18,289 96,749
Shutterstock, Inc. 7,619 401,674
Vimeo, Inc.* 97,643 334,915
ZipRecruiter, Inc., Class A* 27,938 458,742
1,599,789
Internet & Direct Marketing Retail 0 .6%
aka Brands Holding Corp.*(a) 48,535 61,639
CarParts.com, Inc.* 43,072 269,631
Overstock.com, Inc.* 1,546 29,931
PetMed Express, Inc.(a) 3,645 64,516
Qurate Retail, Inc., Series A* 11,430 18,631
RealReal, Inc. (The)*(a) 205,589 256,986
Revolve Group, Inc.*(a) 16,526 367,869
Xometry, Inc., Class A*(a) 7,729 249,106
1,318,309
IT Services 3 .0%
Cass Information Systems,
Inc. 10,393 476,207
EVERTEC, Inc. 29,136 943,424
ExlService Holdings, Inc.* 9,079 1,538,255

48 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
IT Services
Fastly, Inc., Class A* 7,976 65,324
Hackett Group, Inc. (The) 8,384 170,782
I3 Verticals, Inc., Class A* 18,248 444,156
Maximus, Inc. 24,865 1,823,351
Perficient, Inc.* 10,152 708,914
Sabre Corp.*(a) 42,688 263,812
StoneCo Ltd., Class A* 31,332 295,774
Unisys Corp.* 18,240 93,206
6,823,205
Leisure Products 0 .4%
Malibu Boats, Inc., Class A* 16,994 905,780
MasterCraft Boat Holdings,
Inc.* 2,645 68,426
974,206
Life Sciences Tools & Services 1 .0%
Adaptive Biotechnologies
Corp.*(a) 56,839 434,250
Bionano Genomics, Inc.*(a) 11,837 17,282
Codexis, Inc.* 39,317 183,217
Medpace Holdings, Inc.* 6,957 1,477,736
NanoString Technologies, Inc.* 15,319 122,093
2,234,578
Machinery 2 .7%
Chart Industries, Inc.* 3,457 398,350
CIRCOR International, Inc.* 1,821 43,631
Columbus McKinnon Corp. 14,986 486,595
Douglas Dynamics, Inc. 7,554 273,153
Enerpac Tool Group Corp. 13,840 352,228
Evoqua Water Technologies
Corp.* 11,266 446,134
Franklin Electric Co., Inc. 10,353 825,652
Kennametal, Inc.(a) 17,162 412,918
Miller Industries, Inc. 6,176 164,652
Mueller Industries, Inc. 28,306 1,670,054
Titan International, Inc.* 19,466 298,219
Wabash National Corp. 26,885 607,601
Watts Water Technologies,
Inc., Class A 479 70,044
6,049,231
Marine 1 .2%
Costamare, Inc.(a) 130,394 1,210,056
Eagle Bulk Shipping, Inc.(a) 8,649 431,931
Golden Ocean Group Ltd.(a) 44,932 390,459
Safe Bulkers, Inc. 214,279 623,552
2,655,998
Media 1 .5%
Clear Channel Outdoor
Holdings, Inc.* 49,253 51,716
Daily Journal Corp.* 793 198,654
EW Scripps Co. (The), Class
A* 53,899 710,928
Gray Television, Inc. 30,897 345,737
Magnite, Inc.*(a) 6,249 66,177
Scholastic Corp. 19,175 756,646
Sinclair Broadcast Group, Inc.,
Class A 8,714 135,154
TechTarget, Inc.*(a) 15,417 679,273
Common Stocks
Shares Value ($)
Media
Thryv Holdings, Inc.*(a) 23,754 451,326
3,395,611
Metals & Mining 1 .6%
Alpha Metallurgical Resources,
Inc. 4,730 692,425
ATI, Inc.* 2,220 66,289
Coeur Mining, Inc.* 170,467 572,769
Constellium SE* 23,622 279,448
Piedmont Lithium, Inc.* 4,984 219,396
TimkenSteel Corp.* 27,162 493,533
Warrior Met Coal, Inc. 34,748 1,203,671
3,527,531
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
BrightSpire Capital, Inc.(a) 45,278 282,082
Chimera Investment Corp.(a) 105,796 581,878
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 3,913 113,399
MFA Financial, Inc. 5,485 54,027
Nexpoint Real Estate Finance,
Inc.(a) 29,435 467,722
PennyMac Mortgage
Investment Trust(a) 16,160 200,222
TPG RE Finance Trust, Inc. 31,130 211,373
1,910,703
Multiline Retail 0 .0%
†
Dillard's, Inc., Class A(a) 331 106,979
Oil, Gas & Consumable Fuels 6 .3%
Ardmore Shipping Corp.* 40,826 588,303
Chord Energy Corp. 4,878 667,359
Civitas Resources, Inc. 24,793 1,436,258
Comstock Resources, Inc.(a) 28,084 385,032
CONSOL Energy, Inc.(a) 3,385 220,025
DHT Holdings, Inc. 8,086 71,804
Equitrans Midstream Corp. 52,508 351,804
Frontline Ltd.*(a) 16,761 203,478
Golar LNG Ltd.*(a) 59,783 1,362,455
International Seaways, Inc. 12,411 459,455
Kosmos Energy Ltd.* 48,924 311,157
Laredo Petroleum, Inc.* 8,230 423,187
Magnolia Oil & Gas Corp.,
Class A(a) 69,731 1,635,192
Matador Resources Co.(a) 10,608 607,202
Murphy Oil Corp. 2,337 100,514
Nordic American Tankers Ltd. 52,519 160,708
PBF Energy, Inc., Class A 10,912 444,991
Peabody Energy Corp.*(a) 2,289 60,475
Scorpio Tankers, Inc. 28,831 1,550,243
SFL Corp. Ltd. 116,893 1,077,753
SM Energy Co. 25,932 903,211
Talos Energy, Inc.* 17,635 332,949
Teekay Corp.* 18,755 85,148
Teekay Tankers Ltd., Class A* 20,527 632,437
W&T Offshore, Inc.*(a) 55,915 312,006
14,383,146
Paper & Forest Products 0 .1%
Sylvamo Corp. 3,291 159,910

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Personal Products 0 .2%
Beauty Health Co. (The)*(a) 30,903 281,217
Herbalife Nutrition Ltd.*(a) 10,126 150,675
431,892
Pharmaceuticals 1 .3%
Aclaris Therapeutics, Inc.* 7,704 121,338
Amneal Pharmaceuticals, Inc.* 64,716 128,785
Amphastar Pharmaceuticals,
Inc.* 10,234 286,757
Arvinas, Inc.*(a) 13,697 468,574
Axsome Therapeutics, Inc.*(a) 1,022 78,827
Cassava Sciences, Inc.*(a) 3,623 107,023
DICE Therapeutics, Inc.* 8,533 266,230
Edgewise Therapeutics,
Inc.*(a) 8,325 74,426
Esperion Therapeutics, Inc.*(a) 22,035 137,278
Harmony Biosciences
Holdings, Inc.* 6,483 357,213
Phathom Pharmaceuticals,
Inc.*(a) 3,051 34,232
Phibro Animal Health Corp.,
Class A 48,594 651,646
SIGA Technologies, Inc.(a) 19,481 143,380
2,855,709
Professional Services 1 .3%
CBIZ, Inc.* 17,669 827,793
Exponent, Inc.(a) 16,770 1,661,739
First Advantage Corp.* 7,377 95,901
Forrester Research, Inc.* 984 35,188
Franklin Covey Co.* 5,465 255,598
Red Violet, Inc.*(a) 5,057 116,412
2,992,631
Real Estate Management & Development 0 .6%
Newmark Group, Inc., Class A 25,091 199,975
St Joe Co. (The) 28,247 1,091,747
1,291,722
Road & Rail 0 .5%
ArcBest Corp. 490 34,320
Marten Transport Ltd. 50,355 996,022
1,030,342
Semiconductors & Semiconductor Equipment 2 .0%
Ambarella, Inc.* 510 41,937
Axcelis Technologies, Inc.* 18,856 1,496,412
Cohu, Inc.*(a) 10,238 328,128
Diodes, Inc.* 11,081 843,707
FormFactor, Inc.* 15,161 337,029
MaxLinear, Inc.* 25,564 867,898
Power Integrations, Inc. 5,022 360,178
Semtech Corp.* 5,719 164,078
Synaptics, Inc.* 1,323 125,897
4,565,264
Software 6 .6%
A10 Networks, Inc. 28,872 480,141
Alarm.com Holdings, Inc.* 16,863 834,381
Altair Engineering, Inc., Class
A* 11,577 526,406
American Software, Inc., Class
A 29,086 426,983
Common Stocks
Shares Value ($)
Software
Amplitude, Inc., Class A*(a) 31,854 384,796
Asana, Inc., Class A*(a) 24,261 334,074
Blackbaud, Inc.* 8,056 474,176
Box, Inc., Class A*(a) 4,434 138,030
Clear Secure, Inc., Class A(a) 26,105 716,060
CommVault Systems, Inc.* 23,886 1,500,996
Consensus Cloud Solutions,
Inc.* 9,227 496,044
Domo, Inc., Class B* 3,316 47,220
Duck Creek Technologies,
Inc.* 60,970 734,689
Ebix, Inc. 7,649 152,674
EngageSmart, Inc.*(a) 3,839 67,566
Envestnet, Inc.* 1,693 104,458
Instructure Holdings, Inc.*(a) 30,072 704,888
MicroStrategy, Inc., Class
A*(a) 256 36,242
Model N, Inc.*(a) 9,156 371,367
Momentive Global, Inc.* 10,714 74,998
PagerDuty, Inc.*(a) 9,233 245,229
PowerSchool Holdings, Inc.,
Class A*(a) 4,508 104,045
PROS Holdings, Inc.* 17,471 423,846
Q2 Holdings, Inc.* 27,377 735,620
Qualys, Inc.* 1,796 201,565
Rapid7, Inc.*(a) 12,378 420,604
Sapiens International Corp.
NV(a) 8,226 152,017
Sprout Social, Inc., Class A* 1,236 69,785
SPS Commerce, Inc.*(a) 12,611 1,619,631
Tenable Holdings, Inc.* 31,625 1,206,494
Verint Systems, Inc.* 7,267 263,647
Workiva, Inc.* 4,526 380,048
Yext, Inc.* 30,181 197,082
Zuora, Inc., Class A* 34,692 220,641
14,846,443
Specialty Retail 2 .1%
Aaron's Co., Inc. (The) 3,809 45,518
Abercrombie & Fitch Co.,
Class A* 19,558 448,074
American Eagle Outfitters, Inc. 7,120 99,395
Arko Corp. 15,074 130,541
Asbury Automotive Group,
Inc.*(a) 1,260 225,855
Boot Barn Holdings, Inc.* 7,364 460,397
Buckle, Inc. (The) 16,495 748,048
Build-A-Bear Workshop, Inc.* 1,090 25,986
Children's Place, Inc. (The)*(a) 2,469 89,921
Murphy USA, Inc. 6,951 1,943,082
Sally Beauty Holdings, Inc.*(a) 12,710 159,129
Urban Outfitters, Inc.* 12,399 295,716
Warby Parker, Inc., Class A*(a) 1,019 13,746
Winmark Corp. 426 100,464
4,785,872
Technology Hardware, Storage & Peripherals 0 .7%
Corsair Gaming, Inc.* 5,398 73,251
Super Micro Computer, Inc.* 18,833 1,546,189
1,619,440

50 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .4%
Crocs, Inc.*(a) 6,486 703,277
Fossil Group, Inc.* 29,897 128,856
Movado Group, Inc. 867 27,961
Oxford Industries, Inc. 876 81,625
941,719
Thrifts & Mortgage Finance 1 .9%
Axos Financial, Inc.* 25,985 993,147
Capitol Federal Financial, Inc. 105,169 909,712
Home Bancorp, Inc. 8,903 356,387
Luther Burbank Corp. 10,138 112,633
Merchants Bancorp 30,704 746,721
Provident Bancorp, Inc. 8,481 61,742
Radian Group, Inc. 3,219 61,386
TrustCo Bank Corp. 29,639 1,114,130
4,355,858
Tobacco 0 .1%
Turning Point Brands, Inc. 5,461 118,121
Trading Companies & Distributors 2 .3%
Applied Industrial
Technologies, Inc. 8,159 1,028,279
DXP Enterprises, Inc.* 1,203 33,143
H&E Equipment Services, Inc. 33,486 1,520,264
Herc Holdings, Inc. 1,246 163,936
Hudson Technologies, Inc.* 2,092 21,171
MRC Global, Inc.* 65,812 762,103
NOW, Inc.* 80,288 1,019,658
Titan Machinery, Inc.* 13,570 539,136
Veritiv Corp. 364 44,302
5,131,992
Total Common Stocks
(cost $226,026,124) 224,808,695
Repurchase Agreements 3 .7%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $2,000,956,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,148,643,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,171,055.(b)(c) 1,148,094 1,148,094
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $250,120,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $255,133.(b)(c) 250,000 250,000
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,406,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,398,094) 8,398,094
Total Investments
(cost $234,424,218) — 103.0% 233,206,789
Liabilities in excess of other assets — (3.0)% (6,758,845)
NET ASSETS — 100.0%
$ 226,447,944

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 51
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $28,111,437, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,398,094 and by
$21,057,334 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $29,455,428.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$8,398,094.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Common Stocks 96 .4%
Shares Value ($)
Aerospace & Defense 1 .2%
Lockheed Martin Corp. 16,231 7,896,219
Textron, Inc. 53,308 3,774,207
11,670,426
Air Freight & Logistics 2 .4%
Expeditors International of
Washington, Inc. 74,971 7,790,986
FedEx Corp. 93,326 16,164,063
23,955,049
Auto Components 0 .8%
Lear Corp. 61,515 7,629,090
Automobiles 1 .2%
Tesla, Inc.* 94,789 11,676,109
Banks 3 .1%
Comerica, Inc. 120,997 8,088,649
First Republic Bank 40,116 4,889,739
Regions Financial Corp. 497,414 10,724,246
Western Alliance Bancorp 19,907 1,185,661
Zions Bancorp NA 131,005 6,440,206
31,328,501
Biotechnology 4 .5%
Exelixis, Inc.* 294,709 4,727,132
Incyte Corp.* 112,950 9,072,144
Ionis Pharmaceuticals, Inc.* 81,254 3,068,964
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,692,653
United Therapeutics Corp.* 29,851 8,301,265
Vertex Pharmaceuticals, Inc.* 61,385 17,726,760
45,588,918
Building Products 0 .7%
Trane Technologies plc 39,627 6,660,902
Capital Markets 1 .9%
Interactive Brokers Group,
Inc., Class A 35,301 2,554,027
LPL Financial Holdings, Inc. 32,590 7,044,980
MarketAxess Holdings, Inc. 1,823 508,417
Raymond James Financial,
Inc. 80,195 8,568,836
18,676,260
Chemicals 3 .3%
CF Industries Holdings, Inc. 116,971 9,965,929
Corteva, Inc. 273,231 16,060,518
Eastman Chemical Co. 13,108 1,067,516
FMC Corp. 49,121 6,130,301
33,224,264
Commercial Services & Supplies 0 .2%
Republic Services, Inc. 17,848 2,302,213
Communications Equipment 1 .8%
F5, Inc.* 36,311 5,210,992
Juniper Networks, Inc. 393,037 12,561,462
17,772,454
Consumer Finance 1 .4%
SLM Corp. 181,820 3,018,212
Synchrony Financial 331,879 10,905,544
13,923,756
Common Stocks
Shares Value ($)
Containers & Packaging 0 .4%
Sealed Air Corp. 88,678 4,423,259
Electric Utilities 1 .9%
NRG Energy, Inc. 275,263 8,758,868
Pinnacle West Capital Corp. 138,145 10,504,546
19,263,414
Electrical Equipment 0 .5%
Vertiv Holdings Co. 352,789 4,819,098
Electronic Equipment, Instruments & Components 0 .4%
Avnet, Inc. 100,743 4,188,894
Entertainment 1 .4%
Live Nation Entertainment,
Inc.* 151,100 10,537,714
Madison Square Garden
Sports Corp., Class A 13,600 2,493,288
Playtika Holding Corp.* 84,243 716,908
13,747,910
Equity Real Estate Investment Trusts (REITs) 1 .4%
Camden Property Trust 73,768 8,253,164
Host Hotels & Resorts, Inc. 359,701 5,773,201
Ryman Hospitality Properties,
Inc. 5,667 463,447
14,489,812
Food Products 2 .0%
Lamb Weston Holdings, Inc. 128,776 11,507,423
Post Holdings, Inc.* 93,637 8,451,676
19,959,099
Health Care Equipment & Supplies 0 .5%
Dexcom, Inc.* 45,065 5,103,161
Health Care Providers & Services 5 .4%
Cardinal Health, Inc. 96,274 7,400,583
DaVita, Inc.* 58,267 4,350,797
HCA Healthcare, Inc. 78,166 18,756,713
Humana, Inc. 35,120 17,988,113
McKesson Corp. 2,344 879,281
Molina Healthcare, Inc.* 16,313 5,386,879
54,762,366
Hotels, Restaurants & Leisure 3 .8%
Domino's Pizza, Inc. 30,848 10,685,747
Expedia Group, Inc.* 110,563 9,685,319
Hilton Worldwide Holdings,
Inc. 112,654 14,234,960
Travel + Leisure Co. 96,941 3,528,652
38,134,678
Household Products 1 .1%
Clorox Co. (The) 78,331 10,992,189
Independent Power and Renewable Electricity Producers
0 .6%
Vistra Corp. 257,897 5,983,210
Insurance 5 .4%
Allstate Corp. (The) 132,715 17,996,154
Brighthouse Financial, Inc.* 114,986 5,895,332
Everest Re Group Ltd. 21,327 7,064,996
Lincoln National Corp. 80,575 2,475,264
Reinsurance Group of
America, Inc. 70,322 9,992,053

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 151,323 10,981,510
54,405,309
Interactive Media & Services 3 .4%
Alphabet, Inc., Class C* 142,724 12,663,901
Meta Platforms, Inc., Class A* 161,292 19,409,879
Snap, Inc., Class A* 271,215 2,427,374
34,501,154
Internet & Direct Marketing Retail 2 .2%
Amazon.com, Inc.* 253,533 21,296,772
MercadoLibre, Inc.* 1,438 1,216,893
22,513,665
IT Services 4 .7%
EPAM Systems, Inc.* 29,946 9,814,502
Fidelity National Information
Services, Inc. 236,075 16,017,689
GoDaddy, Inc., Class A* 108,478 8,116,324
VeriSign, Inc.* 64,711 13,294,228
47,242,743
Machinery 2 .1%
AGCO Corp. 42,953 5,957,152
Allison Transmission Holdings,
Inc. 76,046 3,163,514
Fortive Corp. 127,430 8,187,377
Oshkosh Corp. 47,226 4,164,861
21,472,904
Multiline Retail 1 .9%
Dillard's, Inc., Class A 5,109 1,651,229
Target Corp. 119,443 17,801,784
19,453,013
Multi-Utilities 1 .5%
Ameren Corp. 106,256 9,448,284
DTE Energy Co. 45,327 5,327,282
14,775,566
Oil, Gas & Consumable Fuels 3 .1%
APA Corp. 39,889 1,862,018
Cheniere Energy, Inc. 25,257 3,787,540
EOG Resources, Inc. 31,401 4,067,057
Marathon Oil Corp. 196,840 5,328,459
Marathon Petroleum Corp. 85,753 9,980,792
Valero Energy Corp. 45,458 5,766,802
30,792,668
Pharmaceuticals 0 .3%
Viatris, Inc. 297,132 3,307,079
Road & Rail 0 .6%
Lyft, Inc., Class A* 462,676 5,098,690
Schneider National, Inc., Class
B 59,066 1,382,144
6,480,834
Semiconductors & Semiconductor Equipment 2 .0%
ON Semiconductor Corp.* 95,311 5,944,547
Qorvo, Inc.* 104,789 9,498,075
Teradyne, Inc. 52,183 4,558,185
20,000,807
Software 11 .3%
Atlassian Corp., Class A* 59,795 7,694,420
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A* 25,527 2,687,738
DocuSign, Inc.* 76,785 4,255,425
Dropbox, Inc., Class A* 126,776 2,837,247
Fortinet, Inc.* 260,890 12,754,912
Microsoft Corp. 221,896 53,215,099
New Relic, Inc.* 46,900 2,647,505
Nutanix, Inc., Class A* 49,845 1,298,462
Palo Alto Networks, Inc.* 83,100 11,595,774
Qualys, Inc.* 18,099 2,031,251
Splunk, Inc.* 87,802 7,558,874
Tenable Holdings, Inc.* 52,325 1,996,199
Zscaler, Inc.* 30,642 3,428,840
114,001,746
Specialty Retail 5 .5%
AutoZone, Inc.* 7,219 17,803,354
O'Reilly Automotive, Inc.* 21,973 18,545,871
Ross Stores, Inc. 40,805 4,736,236
Ulta Beauty, Inc.* 29,660 13,912,616
54,998,077
Technology Hardware, Storage & Peripherals 8 .3%
Apple, Inc. 352,751 45,832,937
Dell Technologies, Inc., Class
C 272,065 10,942,454
HP, Inc. 421,526 11,326,404
NetApp, Inc. 81,249 4,879,815
Pure Storage, Inc., Class A* 108,487 2,903,112
Western Digital Corp.* 225,202 7,105,123
82,989,845
Textiles, Apparel & Luxury Goods 0 .6%
Under Armour, Inc., Class A* 553,997 5,628,610
Tobacco 1 .6%
Altria Group, Inc. 361,958 16,545,100
Total Investments
(cost $934,592,040) — 96.4% 969,384,152
Other assets in excess of liabilities — 3.6% 36,005,274
NET ASSETS — 100.0%
$ 1,005,389,426
*
Denotes a non-income producing security.
REIT Real Estate Investment Trust

54 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of December 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 32,866 83,152 83,152
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 51,468 165,471 165,471
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 173,225 64,093 64,093
Ameren Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 16,085 2,091 2,091
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,146 35,198 35,198
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 39,327 60,564 60,564
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 75,156 118,746 118,746
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,989 5,888 5,888
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 69,021 135,281 135,281
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 243,949 34,153 34,153
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 17,173 32,629 32,629
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 38,551 56,284 56,284
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 34,271 90,818 90,818
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 298,724 122,477 122,477
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 55,191 14,487 14,487
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,333 36,963 36,963
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 99,670 87,709 87,709
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,203 10,695 10,695

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 80,442 50,678 50,678
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,586 16,162 16,162
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 35,969 167,975 167,975
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 11,230 85,124 85,124
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,197 42,927 42,927
First Republic Bank OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 45,680 142,522 142,522
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 32,091 23,106 23,106
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 45,370 46,731 46,731
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 43,577 37,912 37,912
Gen Digital, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 118,614 80,065 80,065
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 54,915 107,084 107,084
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 97,329 5,380 5,380
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 69,093 55 55
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 127,937 46,057 46,057
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 236,891 125,552 125,552
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 60,576 53,307 53,307
Informatica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 42,654 30,711 30,711
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,846 19,400 19,400
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,698 5,196 5,196

56 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 86,275 102,667 102,667
LPL Financial
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 10,757 34,207 34,207
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 85,640 77,076 77,076
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 16,915 71,550 71,550
Mirati Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 13,540 45,088 45,088
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 70,100 131,788 131,788
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 70,621 1,271,178 1,271,178
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 54,163 129,991 129,991
NextEra Energy
Partners LP
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 61,901 58,806 58,806
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 84,000 37,800 37,800
ON Semiconductor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 93,247 194,886 194,886
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 29,863 60,025 60,025
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 135,249 197,463 197,463
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,032 288 288
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 150,691 93,428 93,428
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 132,467 63,584 63,584
Qorvo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,730 41,981 41,981
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,842 70,303 70,303
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 51,552 52,068 52,068

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 57
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 27,845 41,768 41,768
Republic Services,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 68,242 5,118 5,118
Ryman Hospitality
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 300 765 765
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 68,912 221,208 221,208
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 47,858 111,030 111,030
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 407,605 183,423 183,423
Splunk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 7,494 23,156 23,156
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 55,604 112,876 112,876
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,259 235,893 235,893
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 79,060 69,573 69,573
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 54,055 74,596 74,596
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,092 54,402 54,402
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 80,911 227,360 227,360
United Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,730 50,753 50,753
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,184 26,653 26,653
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 200,493 264,651 264,651
Viatris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 798,848 263,620 263,620
Western Alliance
Bancorp
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,288 65,733 65,733
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 62,265 83,435 83,435

58 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 81,836 97,385 97,385
– –
Total unrealized appreciation 7,190,218 7,190,218
– –
ADT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 137,117 (18,512) (18,512)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 25,997 (16,639) (16,639)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 116,583 (6,995) (6,995)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 49,443 (47,466) (47,466)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 10,579 (63,791) (63,791)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 515,928 (165,097) (165,097)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 238,097 (26,190) (26,190)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 106,844 (178,430) (178,430)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 7,558 (11,791) (11,791)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 162,375 (183,484) (183,484)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 70,184 (191,602) (191,602)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 39,596 (82,756) (82,756)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 17,871 (88,104) (88,104)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 32,794 (48,207) (48,207)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 175,583 (193,142) (193,142)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 18,249 (52,557) (52,557)
BlackRock, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 4,420 (36,686) (36,686)

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 59
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 68,841 (139,747) (139,747)
Cadence Bank Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 108,975 (47,949) (47,949)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 109,286 (175,950) (175,950)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 157,516 (129,163) (129,163)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 601,092 (234,426) (234,426)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 17,232 (70,025) (70,025)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 33,717 (116,323) (116,323)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 54,340 (156,499) (156,499)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 76,936 (94,631) (94,631)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 211,877 (181,549) (181,549)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 24,263 (153,585) (153,585)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 284,865 (153,827) (153,827)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 102,633 (53,369) (53,369)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 15,214 (3,803) (3,803)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,882 (30,433) (30,433)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 105,856 (204,302) (204,302)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 236,262 (212,636) (212,636)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 18,483 (1,294) (1,294)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 82,689 (86,823) (86,823)

60 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 33,135 (149,107) (149,107)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,260 (12,760) (12,760)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 56,007 (145,619) (145,619)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 13,692 (174,162) (174,162)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 4,470 (22,216) (22,216)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 70,942 (25,539) (25,539)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 119,625 (145,943) (145,943)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 36,458 (68,906) (68,906)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 103,569 (72,498) (72,498)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 46,686 (108,778) (108,778)
Markel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 701 (9,316) (9,316)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 55,963 (92,899) (92,899)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 47,468 (87,816) (87,816)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 73,302 (36,724) (36,724)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 573,481 (194,984) (194,984)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 23,112 (50,846) (50,846)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 18,042 (113,664) (113,664)
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 45,967 (717) (717)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 210,754 (465,766) (465,766)

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 61
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 54,470 (117,655) (117,655)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 125,780 (12,578) (12,578)
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 73,871 (28,809) (28,809)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 433,412 (43,341) (43,341)
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 29,092 (1,164) (1,164)
NVIDIA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,872 (28,355) (28,355)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 249,478 (27,443) (27,443)
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 88,449 (5,307) (5,307)
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 900 (531) (531)
Paramount Global Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 254,352 (256,896) (256,896)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 18,011 (14,049) (14,049)
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 41,447 (88,697) (88,697)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 44,336 (29,262) (29,262)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 17,334 (101,404) (101,404)
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,275 (1,302) (1,302)
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 43,205 (46,937) (46,937)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 29,434 (96,838) (96,838)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 86,442 (60,207) (60,207)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,192 (6,598) (6,598)

62 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 7,462 (63,129) (63,129)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 32,006 (175,713) (175,713)
RH Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 13,582 (96,840) (96,840)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 219,102 (19,719) (19,719)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 54,133 (12,992) (12,992)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 83,533 (45,108) (45,108)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 164,773 (13,182) (13,182)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 128,340 (75,721) (75,721)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 45,585 (82,259) (82,259)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 14,480 (133,506) (133,506)
Thor Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 18,384 (27,576) (27,576)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 102,444 (184,399) (184,399)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 164,978 (98,986) (98,986)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,025 (12,555) (12,555)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,524 (3,059) (3,059)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 561,881 (342,747) (342,747)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 126,420 (131,477) (131,477)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 60,477 (90,715) (90,715)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 62,253 (113,923) (113,923)

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 63
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 164,815 (276,889) (276,889)
– –
Total unrealized depreciation (8,603,911) (8,603,911)
– –
Net unrealized depreciation (1,413,693) (1,413,693)
Financing Costs of Swap Contracts (282,586) (282,586)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,696,279) (1,696,279)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

64 - Statements of Assets and Liabilities - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 437,720,275
Repurchase agreements, at value 1,696,689
Cash 1,787,428
Deposits with broker for futures contracts 28,801
Foreign currencies, at value 480,766
Interest and dividends receivable 2,384,960
Security lending income receivable 3,091
Receivable for investments sold 41,590
Reclaims receivable 33,760
Swap contracts, at value (Note 2) —
Due from broker —
Prepaid expenses 952
Total Assets 444,178,312
Liabilities:
Payable for investments purchased 13,834
Payable for capital shares redeemed 237,747
Payable for variation margin on futures contracts 9,180
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 1,696,689
Accrued expenses and other payables:
Investment advisory fees 350,853
Fund administration fees 33,734
Accounting and transfer agent fees 2,039
Trustee fees 84
Deferred capital gain country tax 931,748
Custodian fees 14,327
Compliance program costs (Note 3) 494
Professional fees 14,263
Printing fees 4,633
Other 2,078
Total Liabilities 3,311,703
Net Assets $ 440,866,609
* Includes value of securities on loan (Note 2) 5,936,379
Cost of investment securities 473,596,865
Cost of repurchase agreements 1,696,689
Cost of foreign currencies 469,404
Represented by:
Capital $ 551,945,228
Total distributable earnings (loss) (111,078,619)
Net Assets $ 440,866,609

1940 Act Funds - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 773,347,989 $ 2,278,252,966 $ 224,808,695 $ 969,384,152
7,728,843 4,412,649 8,398,094 —
1,077,390 26,843,966 2,189,880 29,701,186
— 338,140 — —
3,348,418 — — —
907,881 3,270,737 215,948 1,378,191
11,018 9,299 8,556 —
— — — 8,926,640
4,244,749 — — —
— — — 7,190,218
4,530 — — 125,827
1,209 3,556 405 1,866
790,672,027 2,313,131,313 235,621,578 1,016,708,080
1,466,561 — 177,889 760,850
280,449 432,317 351,803 936,147
— 15,588 — —
— — — 8,886,497
7,728,843 4,412,649 8,398,094 —
496,655 1,060,278 136,334 650,241
40,176 84,759 34,064 46,918
3,222 3,979 4,897 1,861
37 63 44 40
— — — —
18,801 44,750 4,130 9,799
906 2,688 268 1,179
24,427 39,637 25,853 11,624
24,227 16,669 39,017 8,665
19,494 10,022 1,241 4,833
10,103,798 6,123,399 9,173,634 11,318,654
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426
12,241,190 79,508,467 28,111,437 —
747,939,558 2,165,274,360 226,026,124 934,592,040
7,728,843 4,412,649 8,398,094 —
3,327,706 — — —
$ 843,353,478 $ 2,320,334,561 $ 260,545,300 $ 692,365,577
(62,785,249) (13,326,647) (34,097,356) 313,023,849
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426

66 - Statements of Assets and Liabilities - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 440,866,609
Total $ 440,866,609
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 60,142,938
Total 60,142,938
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 7 .33

1940 Act Funds - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426
89,068,093 248,482,349 25,380,687 77,967,343
89,068,093 248,482,349 25,380,687 77,967,343
$ 8 .76 $ 9 .28 $ 8 .92 $ 12 .90

68 - Statements of Operations - For the Year Ended December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 20,530,334
Interest income 53,333
Income from securities lending (Note 2) 49,834
Foreign tax withholding (2,566,415)
Total Income 18,067,086
EXPENSES:
Investment advisory fees 4,397,423
Fund administration fees 138,604
Professional fees 55,054
Printing fees 29
Trustee fees 16,694
Custodian fees 59,893
Accounting and transfer agent fees 6,161
Compliance program costs (Note 3) 1,965
Other 10,402
Total expenses before earnings credit 4,686,225
Earnings credit (Note 4) —
Net Expenses 4,686,225
NET INVESTMENT INCOME 13,380,861
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) † (70,656,190)
Expiration or closing of futures contracts (Note 2) (813,669)
Foreign currency transactions (Note 2) (943,963)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (72,413,822)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (43,211,758)
Futures contracts (Note 2) (31,836)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (3,691)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (43,247,285)
Net realized/unrealized gains (losses) (115,661,107)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (102,280,246)
† Net of capital gain country taxes $ (361,033)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 881,297

1940 Act Funds - For the Year Ended December 31, 2022 - Statements of Operations - 69
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 40,214,078 $ 35,789,209 $ 3,791,417 $ 16,697,063
1,255 317,249 40,343 284,520
318,311 123,149 165,174 —
(3,316,015) (6,348) (7,627) —
37,217,629 36,223,259 3,989,307 16,981,583
6,648,348 13,454,231 1,728,645 8,445,912
271,227 710,978 89,487 360,501
39,598 67,687 23,631 70,529
73 158 45 64
31,679 92,103 9,115 41,010
48,493 132,091 13,841 81,351
2,844 7,321 816 3,242
3,686 10,477 1,019 4,724
10,357 23,459 3,522 25,880
7,056,305 14,498,505 1,870,121 9,033,213
— — — (23,076)
7,056,305 14,498,505 1,870,121 9,010,137
30,161,324 21,724,754 2,119,186 7,971,446
(92,922,110) (111,194,831) (31,406,442) 130,935,900
1,129,637 (1,499,901) (619,000) —
(1,222,008) — — —
— — — 148,167,703
(93,014,481) (112,694,732) (32,025,442) 279,103,603
(99,755,355) (493,639,759) (28,785,419) (271,335,195)
— (156,383) (71,226) —
(180,230) — — —
— — — 1,551,435
(99,935,585) (493,796,142) (28,856,645) (269,783,760)
(192,950,066) (606,490,874) (60,882,087) 9,319,843
$ (162,788,742) $ (584,766,120) $ (58,762,901) $ 17,291,289
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - December 31, 2022 - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 13,380,861 $ 16,488,771
Net realized gains (losses) (72,413,822) 99,851,660
Net change in unrealized appreciation/depreciation (43,247,285) (106,174,961)
Change in net assets resulting from operations (102,280,246) 10,165,470
Distributions to Shareholders From:
Distributable earnings:
Class Y (120,534,574) (16,504,918)
Change in net assets from shareholder distributions (120,534,574) (16,504,918)
Change in net assets from capital transactions 127,582,413 (136,078,005)
Change in net assets (95,232,407) (142,417,453)
Net Assets:
Beginning of year 536,099,016 678,516,469
End of year $ 440,866,609 $ 536,099,016
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 21,914,014 $ 91,024,213
Dividends reinvested 120,534,574 16,504,918
Cost of shares redeemed (14,866,175) (243,607,136)
Total Class Y Shares 127,582,413 (136,078,005)
Change in net assets from capital transactions $ 127,582,413 $ (136,078,005)
SHARE TRANSACTIONS:
Class Y Shares
Issued 2,125,245 6,742,353
Reinvested 15,998,757 1,288,852
Redeemed (1,655,413) (18,460,350)
Total Class Y Shares 16,468,589 (10,429,145)
Total change in shares 16,468,589 (10,429,145)

1940 Act Funds - December 31, 2022 - Statements of Changes in Net Assets - 71
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 30,161,324 $ 31,590,571 $ 21,724,754 $ 19,957,104
(93,014,481) 229,798,460 (112,694,732) 614,458,529
(99,935,585) (104,269,075) (493,796,142) 135,268,031
(162,788,742) 157,119,956 (584,766,120) 769,683,664
(86,552,496) (61,273,335) (631,841,596) (76,623,399)
(86,552,496) (61,273,335) (631,841,596) (76,623,399)
(161,063,513) (372,659,764) 478,993,602 (361,592,236)
(410,404,751) (276,813,143) (737,614,114) 331,468,029
1,190,972,980 1,467,786,123 3,044,622,028 2,713,153,999
$ 780,568,229 $ 1,190,972,980 $ 2,307,007,914 $ 3,044,622,028
$ 7,814,654 $ 14,215,524 $ 196,575,758 $ 39,240,542
86,552,496 61,273,335 631,841,596 76,623,399
(255,430,663) (448,148,623) (349,423,752) (477,456,177)
(161,063,513) (372,659,764) 478,993,602 (361,592,236)
$ (161,063,513) $ (372,659,764) $ 478,993,602 $ (361,592,236)
819,025 1,229,114 14,435,582 2,832,348
10,371,195 5,199,949 65,537,417 5,152,775
(26,009,720) (38,426,147) (27,346,985) (33,434,857)
(14,819,500) (31,997,084) 52,626,014 (25,449,734)
(14,819,500) (31,997,084) 52,626,014 (25,449,734)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2022 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 2,119,186 $ 1,163,074
Net realized gains (losses) (32,025,442) 53,627,157
Net change in unrealized appreciation/depreciation (28,856,645) (2,588,034)
Change in net assets resulting from operations (58,762,901) 52,202,197
Distributions to Shareholders From:
Distributable earnings:
Class Y (53,726,852) (1,581,914)
Change in net assets from shareholder distributions (53,726,852) (1,581,914)
Change in net assets from capital transactions 41,861,786 26,929,342
Change in net assets (70,627,967) 77,549,625
Net Assets:
Beginning of year 297,075,911 219,526,286
End of year $ 226,447,944 $ 297,075,911
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 2,543,453 $ 57,961,013
Dividends reinvested 53,726,852 1,581,914
Cost of shares redeemed (14,408,519) (32,613,585)
Total Class Y Shares 41,861,786 26,929,342
Change in net assets from capital transactions $ 41,861,786 $ 26,929,342
SHARE TRANSACTIONS:
Class Y Shares
Issued 207,767 4,267,409
Reinvested 5,890,482 114,080
Redeemed (1,505,592) (2,388,140)
Total Class Y Shares 4,592,657 1,993,349
Total change in shares 4,592,657 1,993,349

1940 Act Funds - December 31, 2022 - Statements of Changes in Net Assets - 73
NVIT U.S. 130/30 Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,971,446 $ 6,326,204
279,103,603 240,376,537
(269,783,760) 105,283,090
17,291,289 351,985,831
(252,878,879) —
(252,878,879) —
(148,738,606) 86,056,677
(384,326,196) 438,042,508
1,389,715,622 951,673,114
$ 1,005,389,426 $ 1,389,715,622
$ 2,599,774 $ 228,747,484
252,878,879 —
(404,217,259) (142,690,807)
(148,738,606) 86,056,677
$ (148,738,606) $ 86,056,677
160,493 15,565,047
19,737,860 —
(25,481,663) (9,921,980)
(5,583,310) 5,643,067
(5,583,310) 5,643,067

74 - Financial Highlights - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 12.27 $ 0.27 $ (2.54) $ (2.27) $ (0.41) $ (2.26) $ (2.67) $ 7.33 (18.86)% $ 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - December 31, 2022 - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 11.46 $ 0.32 $ (2.02) $ (1.70) $ (0.48) $ (0.52) $ (1.00) $ 8.76 (14.29)% $ 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
12/31/2019(f) 10.00 — 0.31 0.31 — — — 10.31 3.10%(e) 1,679,081 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

76 - Financial Highlights - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Insight Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 15.55 $ 0.10 $ (3.06) $ (2.96) $ (0.11) $ (3.20) $ (3.31) $ 9.28 (19.64)%(e) $ 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
12/31/2019(f) 10.00 0.03 0.59 0.62 (0.02) — (0.02) 10.60 6.19% 2,700,504 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - December 31, 2022 - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 14.29 $ 0.10 $ (2.87) $ (2.77) $ (0.08) $ (2.52) $ (2.60) $ 8.92 (19.68)% $ 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
12/31/2019(e) 10.00 0.02 1.11 1.13 (0.01) — (0.01) 11.12 11.34% 197,726 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

78 - Financial Highlights - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 16.63 $ 0.11 $ 0.10 $ 0.21 $ (0.93) $ (3.01) $ — $ (3.94) $ 12.90 1.64% $ 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
12/31/2019(e) 10.00 0.02 0.48 0.50 — — (0.01) (0.01) 10.49 5.05% 897,683 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 79
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

80 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 10,673,997 $ – $ 10,673,997
Air Freight & Logistics 970,007 – – 970,007
Airlines – 385,619 – 385,619

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 81
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ – $ 110,725 $ – $ 110,725
Automobiles – 8,202,926 – 8,202,926
Banks 13,871,243 59,576,766 – 73,448,009
Beverages 7,058,374 7,909,057 – 14,967,431
Biotechnology – 189,740 – 189,740
Capital Markets – 3,532,429 – 3,532,429
Chemicals 799,597 7,398,658 – 8,198,255
Communications Equipment – 764,048 – 764,048
Construction & Engineering – 2,168,480 – 2,168,480
Construction Materials – 739,910 – 739,910
Consumer Finance – 809,832 – 809,832
Containers & Packaging – 827,735 – 827,735
Diversified Consumer Services – 3,484,264 – 3,484,264
Diversified Financial Services – 13,981,660 – 13,981,660
Diversified Telecommunication Services – 1,721,782 – 1,721,782
Electric Utilities 1,559,716 2,617,588 – 4,177,304
Electrical Equipment – 1,545,362 – 1,545,362
Electronic Equipment, Instruments &
Components – 18,092,254 – 18,092,254
Entertainment 1,656,000 6,036,190 – 7,692,190
Food & Staples Retailing – 762,475 – 762,475
Food Products – 211,078 – 211,078
Gas Utilities – 3,587,304 – 3,587,304
Health Care Equipment & Supplies – 370,786 – 370,786
Health Care Providers & Services – 9,684,846 – 9,684,846
Hotels, Restaurants & Leisure 5,189,209 2,633,396 – 7,822,605
Household Durables – 1,575,612 – 1,575,612
Household Products 68,165 – – 68,165
Independent Power and Renewable
Electricity Producers – 2,271,092 – 2,271,092
Industrial Conglomerates 176,159 4,681,452 – 4,857,611
Insurance – 19,065,958 – 19,065,958
Interactive Media & Services 276,724 21,027,491 – 21,304,215
Internet & Direct Marketing Retail 7,665,647 27,443,304 – 35,108,951
IT Services 3,420,567 5,496,821 – 8,917,388
Leisure Products – 185,153 – 185,153
Life Sciences Tools & Services – 2,679,296 – 2,679,296
Machinery – 4,333,830 – 4,333,830
Marine 634,789 405,744 – 1,040,533
Metals & Mining 6,449,666 16,815,238 – 23,264,904
Multiline Retail 89,505 272,240 – 361,745
Multi-Utilities – 213,442 – 213,442
Oil, Gas & Consumable Fuels 4,306,860 13,008,703 – 17,315,563
Paper & Forest Products – 367,668 – 367,668
Pharmaceuticals – 8,953,328 – 8,953,328
Real Estate Management & Development 376,920 3,005,502 – 3,382,422
Road & Rail 12,087 – – 12,087
Semiconductors & Semiconductor
Equipment – 40,900,420 – 40,900,420
Specialty Retail – 781,199 – 781,199
Technology Hardware, Storage & Peripherals – 15,399,365 – 15,399,365
Textiles, Apparel & Luxury Goods – 3,497,884 – 3,497,884
Tobacco – 11,899,851 – 11,899,851
Trading Companies & Distributors – 5,122,054 – 5,122,054
Transportation Infrastructure 1,388,282 4,030,724 – 5,419,006
Water Utilities 298,480 – – 298,480
Total Common Stocks $ 56,267,997 $ 381,452,278 $ – $ 437,720,275
Repurchase Agreements – 1,696,689 – 1,696,689
Total Assets $ 56,267,997 $ 383,148,967 $ – $ 439,416,964
$ – $ – $ – $ –

82 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (6,488) $ – $ – $ (6,488)
Total Liabilities $ (6,488) $ – $ – $ (6,488)
Total $ 56,261,509 $ 383,148,967 $ – $ 439,410,476
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 32,220,751 $ – $ 32,220,751
Air Freight & Logistics – 2,974,930 – 2,974,930
Airlines – 2,942,091 – 2,942,091
Auto Components – 2,706,866 – 2,706,866
Automobiles – 13,631,463 – 13,631,463
Banks 7,388,174 86,624,521 – 94,012,695
Beverages – 23,974,531 – 23,974,531
Biotechnology – 14,054,733 – 14,054,733
Capital Markets – 26,796,429 – 26,796,429
Chemicals – 11,673,695 – 11,673,695
Commercial Services & Supplies – 1,157,593 – 1,157,593
Communications Equipment – 4,604,628 – 4,604,628
Construction & Engineering – 9,783,629 – 9,783,629
Construction Materials – 604,213 – 604,213
Containers & Packaging – 555,371 – 555,371
Distributors – 7,191,415 – 7,191,415
Diversified Financial Services – 21,886,254 – 21,886,254
Diversified Telecommunication Services – 3,644,329 – 3,644,329
Electric Utilities – 10,936,547 – 10,936,547
Electrical Equipment – 1,627,029 – 1,627,029
Electronic Equipment, Instruments &
Components – 261,841 – 261,841
Energy Equipment & Services – 1,186,683 – 1,186,683
Equity Real Estate Investment Trusts (REITs) – 5,017,204 – 5,017,204
Food & Staples Retailing – 3,703,107 – 3,703,107
Food Products – 15,499,056 – 15,499,056
Gas Utilities – 7,463,612 – 7,463,612
Health Care Equipment & Supplies – 659,562 – 659,562
Health Care Providers & Services – 509,241 – 509,241
Hotels, Restaurants & Leisure – 23,238,797 – 23,238,797
Household Products – 287,459 – 287,459
Independent Power and Renewable
Electricity Producers – 284,751 – 284,751
Industrial Conglomerates – 7,006,282 – 7,006,282
Insurance – 15,718,509 – 15,718,509
Interactive Media & Services – 151,264 – 151,264
IT Services – 12,767,022 – 12,767,022
Machinery – 18,104,055 – 18,104,055
Marine – 8,451,032 – 8,451,032
Media – 8,575,354 – 8,575,354
Metals & Mining 3,539,139 26,827,228 – 30,366,367
Multiline Retail – 3,688,978 – 3,688,978
Multi-Utilities – 7,452,555 – 7,452,555
Oil, Gas & Consumable Fuels 2,826,116 25,151,077 – 27,977,193
Paper & Forest Products – 2,006,256 – 2,006,256
Personal Products – 2,665,523 – 2,665,523
Pharmaceuticals 11,696,711 97,496,725 – 109,193,436
Professional Services – 2,420,321 – 2,420,321
Real Estate Management & Development – 4,492,178 – 4,492,178
Road & Rail – 12,022,629 – 12,022,629

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 83
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 37,458,740 $ – $ 37,458,740
Software – 7,012,469 – 7,012,469
Specialty Retail – 3,408,603 – 3,408,603
Technology Hardware, Storage & Peripherals – 1,650,504 – 1,650,504
Textiles, Apparel & Luxury Goods – 43,102,068 – 43,102,068
Tobacco – 17,830,511 – 17,830,511
Trading Companies & Distributors – 37,893,093 – 37,893,093
Wireless Telecommunication Services 5,212,144 1,630,398 – 6,842,542
Total Common Stocks $ 30,662,284 $ 742,685,705 $ – $ 773,347,989
Repurchase Agreements – 7,728,843 – 7,728,843
Total $ 30,662,284 $ 750,414,548 $ – $ 781,076,832
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,278,252,966 $ – $ – $ 2,278,252,966
Repurchase Agreement – 4,412,649 – 4,412,649
Total Assets $ 2,278,252,966 $ 4,412,649 $ – $ 2,282,665,615
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (156,383) $ – $ – $ (156,383)
Total Liabilities $ (156,383) $ – $ – $ (156,383)
Total $ 2,278,096,583 $ 4,412,649 $ – $ 2,282,509,232
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 224,808,695 $ – $ – $ 224,808,695
Repurchase Agreements – 8,398,094 – 8,398,094
Total $ 224,808,695 $ 8,398,094 $ – $ 233,206,789
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 969,384,152 $ – $ – $ 969,384,152
Total Return Swaps† – 7,190,218 – 7,190,218
Total Assets $ 969,384,152 $ 7,190,218 $ – $ 976,574,370
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (8,886,497) $ – $ (8,886,497)
Total Liabilities $ – $ (8,886,497) $ – $ (8,886,497)
Total $ 969,384,152 $ (1,696,279) $ – $ 967,687,873
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of December 31, 2022, GS Emerging Markets held six common stocks investments that were categorized as Level 3 investments which were each valued at $0.

84 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
GS Emerging Markets
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 936,815 936,815
Purchases
*
4,027,471 4,027,471
Sales (5,311,477) (5,311,477)
Change in Unrealized Appreciation/Depreciation (9,902,506) (9,902,506)
Transfers into Level 3 10,249,697 10,249,697
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
12/31/2022 ** $ (9,902,506) $ (9,902,506)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 85
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized

86 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
GS Emerging Markets
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (6,488)
Total $ (6,488)
GS Large Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (156,383)
Total $ (156,383)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 7,190,218
Total $ 7,190,218
Liabilities:
Swap Contracts
Equity risk Swap Contracts, at value $ (8,886,497)
Total $ (8,886,497)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (813,669)
Total $ (813,669)
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,129,637
Total $ 1,129,637
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,499,901)
Total $ (1,499,901)

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 87
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (619,000)
Total $ (619,000)
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 148,167,703
Total $ 148,167,703
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (31,836)
Total $ (31,836)
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (156,383)
Total $ (156,383)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (71,226)
Total $ (71,226)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,551,435
Total $ 1,551,435
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 1,976,655
GS International
Futures Contracts:
Average Notional Balance Long $ 1,244,723
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 3,966,865

88 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2022:
(f) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 1,396,345
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 357,559,399
Average Notional Balance — Pays Float Rate $ (346,784,625)
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 7,190,218 $ (7,190,218) $ — $ —
Total $ 7,190,218 $ (7,190,218) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (8,603,911) $ 7,190,218 $ — $ (1,413,693)
Total $ (8,603,911) $ 7,190,218 $ — $ (1,413,693)

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 89
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 1,696,689
GS International 7,728,843
GS Large Cap 4,412,649
GS Small Cap 8,398,094

90 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 200,000 $ – $ 200,000 $ (200,000) $ –
Cantor Fitzgerald &
Co. 1,196,689 – 1,196,689 (1,196,689) –
MetLife, Inc. 300,000 – 300,000 (300,000) –
Total $ 1,696,689 $ – $ 1,696,689 $ (1,696,689) $ –

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 91
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 4,228,843 – 4,228,843 (4,228,843) –
MetLife, Inc. 500,000 – 500,000 (500,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 7,728,843 $ – $ 7,728,843 $ (7,728,843) $ –
GS Large Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 4,412,649 $ – $ 4,412,649 $ (4,412,649) $ –
Total $ 4,412,649 $ – $ 4,412,649 $ (4,412,649) $ –
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 1,148,094 – 1,148,094 (1,148,094) –
MetLife, Inc. 250,000 – 250,000 (250,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,398,094 $ – $ 8,398,094 $ (8,398,094) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

92 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to foreign currency gain/
loss, investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to treatment of notional principal contracts, outstanding wash sale loss deferrals, and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2022, the Funds have no reclassifications between capital and total distributable earnings.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 93
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2022, the Funds' effective advisory fee rates were as follows:
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory
Fee Rate
GS Emerging Markets 0.92%
GS International 0.73
GS Large Cap 0.53
GS Small Cap 0.69
U.S. 130/30 0.74

94 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,570,797 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $21,871.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 95
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Fund Purchases Sales
GS Emerging Markets $ 768,780,808 $ 741,327,501
GS International 1,431,613,641 1,640,063,214
GS Large Cap 5,196,836,586 5,338,894,985
GS Small Cap 392,414,724 397,413,908
U.S. 130/30 1,289,197,069 1,566,234,547

96 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund Amount
U.S. 130/30 $ 226
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 113,006,866 $ 7,527,708 $ 120,534,574 $ – $ 120,534,574
GS International 41,444,675 45,107,821 86,552,496 – 86,552,496
GS Large Cap 415,125,947 216,715,649 631,841,596 – 631,841,596
GS Small Cap 35,818,282 17,908,570 53,726,852 – 53,726,852
U.S. 130/30 131,205,515 121,673,364 252,878,879 – 252,878,879
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 16,195,045 $ 309,873 $ 16,504,918 $ – $ 16,504,918
GS International 61,273,335 – 61,273,335 – 61,273,335
GS Large Cap 60,068,247 16,555,152 76,623,399 – 76,623,399
GS Small Cap 1,581,914 – 1,581,914 – 1,581,914
U.S. 130/30 – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
GS Emerging Markets $ 13,250,448 $ – $ 13,250,448 $ – $ (71,964,991) $ (52,364,076) $ (111,078,619)
GS International 16,272,370 – 16,272,370 – (93,382,440) 14,324,821 (62,785,249)
GS Large Cap 2,347,549 – 2,347,549 – (100,716,677) 85,042,481 (13,326,647)
GS Small Cap 403,583 – 403,583 – (30,898,688) (3,602,251) (34,097,356)
U.S. 130/30 161,232,833 123,979,048 285,211,881 – – 27,811,968 313,023,849
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 490,844,537 $ 17,817,648 $ (69,251,709) $ (51,434,061)
GS International 766,640,681 56,118,389 (41,682,238) 14,436,151
GS Large Cap 2,197,466,751 187,508,186 (102,465,705) 85,042,481
GS Small Cap 236,809,040 21,057,907 (24,660,158) (3,602,251)

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 97
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. 130/30 939,875,905 117,828,374 (90,016,406) 27,811,968
Fund Amount
GS Emerging Markets $ (71,964,991)
GS International (93,382,440)
GS Large Cap (100,716,677)
GS Small Cap (30,898,688)

98 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - 1940 Act Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT GS Emerging Markets
Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS
Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT GS
Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund,
NVIT GS Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund (five of the funds constituting Nationwide Variable
Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

1940 Act Funds - December 31, 2022 (Unaudited) - Supplemental Information - 99
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

100 - Supplemental Information - December 31, 2022 (Unaudited) - 1940 Act Funds
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

1940 Act Funds - December 31, 2022 (Unaudited) - Supplemental Information - 101
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

102 - Supplemental Information - December 31, 2022 (Unaudited) - 1940 Act Funds
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

1940 Act Funds - December 31, 2022 (Unaudited) - Supplemental Information - 103
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
GS Emerging Markets 0.09%
GS International –
GS Large Cap 10.93
GS Small Cap 10.11
U.S. 130/30 11.30
Fund Amount
GS Emerging Markets $ 7,527,708
GS International 45,107,821
GS Large Cap 216,715,649
GS Small Cap 17,908,570
U.S. 130/30 121,673,364

104 - Supplemental Information - December 31, 2022 (Unaudited) - 1940 Act Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
GS Emerging Markets $ 15,812,107 $ 0.2629
GS International 33,142,369 0.3721
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Fund Amount Per Share
GS Emerging Markets $ 2,842,594 $ 0.0473
GS International 1,917,587 0.0215
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –

1940 Act Funds - December 31, 2022 - Management Information - 105
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

106 - Management Information - December 31, 2022 - 1940 Act Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - December 31, 2022 - Management Information - 107
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

108 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - December 31, 2022 - Market Index Definitions - 109
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

110 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

1940 Act Funds - December 31, 2022 - Market Index Definitions - 111
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

112 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-40 (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 38
Statements of Investments 40
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Financial Highlights 82
Notes to Financial Statements 90
Report of Independent Registered Public Accounting Firm 109
Supplemental Information 110
Management Information 117
Market Index Definitions 120

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
For the annual period ended December 31, 2022, the NVIT BNY Mellon Dynamic U.S. Core Fund Class I returned -22.10% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund does not take any positions outside of index-based exposure to the S&P 500
®
Index (S&P 500
®
), long position in US
Treasury bonds, and cash. Therefore, there was no impact from individual security, sector, country, or currency factors. Both the
S&P 500
®
and long position in Treasury exposure caused underperformance for the Fund in 2022.
The macro environment in 2022 was difficult for the strategy, which was marked by multi-decade high inflation, aggressive Federal
Reserve (Fed) interest-rate hikes, a deteriorating economic outlook, and increased uncertainty about corporate earnings. US equities briefly touched bear market territory as the Fed aggressively raised its official benchmark Federal Funds rate. The Fed hiked its policy rate 425 basis points* in attempt to tame inflation. The Fed’s target rate range of 4.25%–4.50% following its
December meeting was the highest since 2007. The S&P 500
®
hit bear market territory for the first time since 2008 and finished down by -18.1%. The average equity exposure over the period was 103%, which was responsible for approximately half of the
Fund’s underperformance relative to the benchmark. The average implemented bond allocation of 5% also hampered excess returns as yields moved higher across the curve during the period, putting downward pressure on prices. Later in 2022, the Fund took a more defensive stance, with an underweight to equities based on our negative view of earnings growth and equity volatility.
The Fund also allocated to cash for the first time since the mid-2000s after the significantly higher cash expected return made cash more attractive than Treasury bonds. The defensive positioning reduced some of the underperformance factors.
The derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of index based physical securities, futures, and options to express our investment views. Typically, 85% of the S&P 500
®
exposure is implemented with
passive indexing equity exposure (for example, fully funded physical securities that seek to replicate the benchmark index).
The remaining exposure is held in S&P 500
®
futures that are cost effective to trade when we make changes to the S&P 500
®
exposure. The Fund also opportunistically takes modest financial leverage (up to 50% maximum). To implement leverage, the
Fund purchases exchange traded S&P 500
®
options, which enable upside participation while providing downside protection.
Additionally, the Fund will generally take positions in long-term Treasuries through futures contracts and/or options on futures contracts. Over the past 12 months, derivative positions were modestly negative. Over longer horizons, the derivative positions have not had a material impact on the Fund performance.
The Fund did not experience any liquidity events during the reporting period.
Subadviser:
Newton Investment Management North America, LLC.
Portfolio Managers:
James Stavena, Dimitri Curtil, Torrey Zaches
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal .001 or 1/100th of 1%.
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more-
aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund’s strategy may lead to above-average short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation
1
Common Stocks 86.2%
Short-Term Investments 8.7%
Purchased Options 0.1%
Repurchase Agreements
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities
§
5.0%
100.0%
Top Industries
2
Software 7.6%
Technology Hardware, Storage & Peripherals 5.7%
Semiconductors & Semiconductor Equipment 4.6%
Pharmaceuticals 4.4%
Oil, Gas & Consumable Fuels 4.3%
IT Services 4.1%
Interactive Media & Services 3.6%
Banks 3.5%
Health Care Providers & Services 3.4%
Capital Markets 2.8%
Other Industries
#
56.0%
100.0%
Top Holdings
2
U.S. Treasury Bills 9.1%
Apple, Inc. 5.5%
Microsoft Corp. 5.1%
Amazon.com, Inc. 2.1%
Berkshire Hathaway, Inc., Class B 1.6%
Alphabet, Inc., Class A 1.5%
UnitedHealth Group, Inc. 1.4%
Alphabet, Inc., Class C 1.3%
Johnson & Johnson 1.3%
Exxon Mobil Corp. 1.3%
Other Holdings
#
69.8%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (22.10)% 10.38% 12.95% 3/24/2009
Class II (22.26)% 10.11% 12.67% 3/24/2009
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.67% 0.61%
Class II 0.92% 0.86%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Core Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
For the annual period ended December 31, 2022, the NVIT BNY Mellon Dynamic U.S. Equity Income Fund Class I returned
-1.13% versus -7.54% for its benchmark, the Russell 1000
®
Value Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Value (consisting of 230 investments as of December 31, 2022), was -4.90% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The three securities that were key contributors were Constellation Energy Corporation, Marathon Petroleum Corporation, and
Devon Energy Corporation.
Constellation Energy produces carbon-free energy as the largest nuclear player in the US, along with wind, hydro and solar energy solutions. Shares proved to be resilient during the market conditions over the period as a newly listed company, which was spun out of Exelon, reported the first quarter 2022 beat to consensus estimates and reiterated full year 2022 Earnings Before Interest,
Taxes, Depreciation, and Amortization guidance. The company is also a beneficiary of the Inflation Reduction Act.
For Marathon Petroleum Corporation, shares of this largest US refiner outperformed as refining margins remain robust on the back of rising crack spreads. US fuel supply, demand and cost advantage remain favorable tailwinds for Marathon. The group will conclude their $10 billion shares-buyback program soon and look to expand upon their capital return targets, including an increased dividend.
For Devon Energy Corporation, shares in the exploration and production group continued to move higher over the period on the back of rising oil prices. The company experienced a better-than-expected variable dividend and continues to execute and lead the charge in terms of return of capital in the energy space. We exited the name over the period.
The three securities that were key detractors were Exelon Corporation, Chevron Corporation and QUALCOMM Incorporated.
Exelon Corporation was weak over the period in a broader selloff in interest-rate sensitive equities. We continue to have a favorable view of the equity given its low risk profile and attractive growth prospects.
For Chevron Corporation, not owning the oil and gas concern given the sector’s outperformance, detracted from relative returns.
QUALCOMM Incorporated is a technology stock, including major chip supplier. Qualcomm suffered during the first quarter of 2022.
While investors are concerned about inventory build that is driving some weakness in the Chinese handset market, we believe
Qualcomm is poised to benefit from burgeoning Internet-of-things opportunities, which provides diversification elements in their broader business.
The derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of an actively managed stock selection strategy, Exchange-traded Funds (ETFs), futures, and options to express our investment views. Typically, 90% of the Russell 1000
®
Value Index exposure is implemented with actively managed equity exposure. The remaining 10% of exposure is typically held in ETFs that track the Russell 1000
®
Value Index or in Russell 1000
®
Value Index Futures that are cost effective
to trade. The Fund also opportunistically takes modest financial leverage (up to 50% maximum). To implement leverage, the
Fund purchases exchange-traded S&P 500
®
options, which enable upside participation while also providing downside protection.
Additionally, the Fund will generally take positions in long-term treasuries through futures contracts and/or options on futures contracts. Over the past 12 months derivative positions were modestly negative. Over longer horizons, the derivative positions have not had a material impact on fund performance.
The Fund did not experience any liquidity events that had a material impact on the Fund performance.
Subadviser:
Newton Investment Management North America. LLC
Portfolio Managers:
John Bailer, Brian Ferguson, David Intoppa, James Stavena
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(which may be more volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more aggressive investments such as derivatives (which create investment leverage and are highly volatile). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for more detailed information.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2022 - Fund Commentary - 9
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Asset Allocation
1
Common Stocks 86.0%
Short-Term Investments 5.2%
Futures Contracts 0.1%
Purchased Options 0.1%
Other assets in excess of liabilities
§
8.6%
100.0%
Top Industries
2
Insurance 9.0%
Oil, Gas & Consumable Fuels 8.9%
Capital Markets 7.3%
Banks 7.2%
Diversified Financial Services 5.2%
Aerospace & Defense 5.0%
Health Care Equipment & Supplies 4.9%
Pharmaceuticals 4.8%
Electric Utilities 4.5%
Media 4.1%
Other Industries 39.1%
100.0%
Top Holdings
2
U.S. Treasury Bills 5.4%
JPMorgan Chase & Co. 4.5%
Berkshire Hathaway, Inc., Class B 4.4%
Exxon Mobil Corp. 3.8%
Becton Dickinson and Co. 3.1%
Cisco Systems, Inc. 3.0%
Raytheon Technologies Corp. 2.8%
Gilead Sciences, Inc. 2.5%
Sanofi, ADR 2.3%
Chubb Ltd. 2.2%
Other Holdings 66.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2022 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (1.13)% 9.21% 11.25% 3/24/2009
Class II (1.30)% 9.04% 11.06% 3/24/2009
Class X (1.02)% N/A 20.85% 9/4/2020
Class Z (1.30)% N/A 20.55% 9/4/2020
Russell 1000
®
Value Index (7.54)% 6.67% 10.29%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.90% 0.90%
Class II 1.15% 1.07%
Class X 0.77% 0.77%
Class Z 1.02% 1.02%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

12 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Equity Income Fund
versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Fund Commentary - 13
For the annual period ended December 31, 2022, the NVIT BNY Mellon Sustainable U.S. Equity Fund Class II returned -22.95%
versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund underperformed its benchmark, S&P 500
®
Index, over the course of the year. Against the backdrop of war in Ukraine and rising inflation, those sectors that exhibited stronger performance, such as commodity-related names, lack the characteristics that are consistent with the Fund’s sustainable mandate. Alongside this, pressure on higher multiple growth stocks in a rising interest rate environment further contributed to a difficult market environment for the Fund given the growth bias often inherent in names supported by sustainable themes. These strong crosscurrents in the market proved the dominant driver of underperformance over the reporting period.
A void in energy holdings was particularly unhelpful following a surge in the oil price as tight supply/demand conditions already present were exacerbated by the invasion of Ukraine and its broader consequences. More recently, and to the detriment of relative performance, the prospect of a wider Chinese reopening provided further support to commodity-related areas. Although there were various offsets in the Fund, the majority of the Fund’s underperformance can be attributed to the negative impact that arose.
Stock selection weighed on relative performance in Consumer Discretionary, Health Care, Materials and Consumer Staples. On
the other hand, stock picking had a positive impact in Communication Services. At the sector level, underweight positioning in
Communication Services, Consumer Discretionary and Real Estate proved beneficial. By contrast, an overweight in Information
Technology weighed amid hawkish rhetoric from the US Federal Reserve.
Salesforce registered as the Fund’s top detracting investment, exhibiting share-price weakness amid foreign exchange headwinds and a deterioration in the economic outlook. Investors were left considering the extent to which the company had benefited from a pull forward in demand. As a result of the coronavirus pandemic, shares continued to struggle through the end of the year following the surprise announcement that Bret Taylor would be departing as co-CEO. The company had disclosed better-than-expected quarterly results at the end of November. Screening cheaply relative to its own history, we added to the holding in the fourth quarter
2022.
With earnings estimates under pressure against a deteriorating economic outlook, Amazon.com, Inc. declined in share value.
Hampered by inflationary pressures and excess capacity following expansion efforts during the pandemic, quarterly results disappointed over the early part of the year. Although shares subsequently contributed positively for a time, the stock resumed on a downward trend as management warned on the state of consumer spending. Revenue and operating income guidance for the fourth quarter underwhelmed. The company’s cloud business, which had previously proved an offsetting factor to retail weakness, experienced lower-than-anticipated revenue growth and weaker margins in the third quarter. We believe that the headwinds and operational challenges responsible for poor share-price returns will begin to subside and, as such, retain a holding.
More positively, PepsiCo contributed strongly to the Fund’s relative performance. The business demonstrated its resilience with its results over the reporting period. The relatively stronger pricing power of the company’s portfolio of brands continued to prove an attraction for investors. We recently trimmed the holding on account of outperformance this year.
Voids in sizeable Index constituents Tesla and Meta Platforms boosted relative returns. A combination of deteriorating trading conditions and Elon Musk’s involvement in Twitter unnerved shareholders in the former. Meanwhile, underwhelming results and wavering investor confidence in the latter’s investment in the metaverse weighed on Meta Platforms. On the other hand, a void in energy business Exxon Mobil was unhelpful given a surging oil price.
The Fund did not invest in derivatives during the reporting period.
The Fund did not experience any liquidity events that had a material impact on Fund performance over the reporting period.
SubAdviser:
Newton Investment Management Limited
Portfolio Manager:
Nick Pope
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally

14 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Sustainable U.S. Equity Fund
involve greater risk. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging and frontier markets). The
Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. Sustainability factors used in the subadviser's investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics. The sustainability factors may cause the Fund's industry allocation to deviate from that of funds without these considerations. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Fund Commentary - 15
Asset Allocation
1
Common Stocks 98.6%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 11.5%
IT Services 7.8%
Health Care Equipment & Supplies 7.1%
Technology Hardware, Storage & Peripherals 6.3%
Insurance 5.2%
Electric Utilities 4.8%
Pharmaceuticals 4.7%
Semiconductors & Semiconductor Equipment 4.6%
Chemicals 4.5%
Banks 4.0%
Other Industries 39.5%
100.0%
Top Holdings
2
Microsoft Corp. 7.0%
Apple, Inc. 6.3%
Amazon.com, Inc. 3.8%
Alphabet, Inc., Class A 3.7%
Mastercard, Inc., Class A 3.6%
Chubb Ltd. 3.5%
PepsiCo, Inc. 3.5%
Goldman Sachs Group, Inc. (The) 3.1%
Eli Lilly & Co. 3.1%
NIKE, Inc., Class B 3.0%
Other Holdings 59.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

16 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Sustainable U.S. Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (22.92)% 5.64% 10.15% 3/24/2008
Class II (22.95)% 5.60% 10.07% 3/24/2008
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.92% 0.85%
Class II 1.10% 0.87%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BNY Mellon Sustainable U.S. Equity Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Digital Evolution Strategy Fund
For the period from Fund inception to December 31, 2022, the NVIT J.P. Morgan Digital Evolution Strategy Fund Class Y returned
-22.40% versus -16.03% for its benchmark, the S&P North American Technology Sector Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Technology (consisting of 34 investments as of December 31, 2022), was
-16.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested the equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points (“bps”) in 2022 to curb record high inflation. Consumer Price
Index peaked at 9.1% in June 2022 and trended downward to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year, as recession fears mounted.
2022 was a tough year for the Technology sector (S&P North American Technology Sector Index -34.4% versus S&P 500
®
Index
-18.80%) following eight years of relative outperformance. Technology companies lost almost $4 trillion in market cap during
2022, which represented about half of the total cap lost in the S&P 500
®
Index. Much of the decline in market value was driven by
valuation multiple compression from the rising rates and concerns over slowing end market demand.
The significant spike in inflation and resultant increase in interest rates (10-year yield 3.7% versus 1.5% at end of 2021) caused an extreme correction in growth stocks (most expensive quintile has gone from 17x to 4x Enterprise Value/Sales). Following recent years of strong technology spending (5-7% during COVID years versus historical trend of 2-4%), the sector is undergoing a digestion phase which is exacerbated in the near term due to a slowing economy. IT spending is tightly correlated with corporate profitability. As corporate profitability comes under pressure due to the slowing economy, IT budgets are likely to be reduced. We expect overall Technology spending to decline by mid-single digits in 2023.
The Fund underperformed its benchmark (S&P North American Technology Sector Index) by 6.37% during the period. Stock selection in the Software & Services, Media & Entertainment and an allocation to the Transportation industries detracted the most from performance.
On the positive side, our overweight in Trade Desk (TTD) contributed to performance. Digital AdTech provider TTD outperformed in the third quarter of 2022 by delivering strong second quarter results amidst weaken market conditions. Second quarter results were better than expected, benefiting from a shift to Connected TV (CTV), retail media and privacy-focused advertising. CTV was the biggest contributor to the upside, largely driven by the US market, alongside significant growth in Europe. The Fund sold the position in December, following weaken market data points. Our overweight in Paycom Software (PAYC) was a contributor to performance over the period. The stock has been a relative outperformer versus high growth peers and was trading at a significant valuation premium versus its high growth cohort. We like the company but sold the position at the high valuation premium, as we expect employment tailwinds to ease. The Fund not holding Intel (INTC) in Technology sector also contributed to the portfolio’s performance.
On the negative side, having a position in Lyft (LYFT) detracted from performance. The company has lost market share due to a weak driver supply position. Softer third quarter results combined with weaker than expected guidance led to the stock underperforming. We eliminated the position in November due to downside street estimates for higher costs and poor execution.
We feel there are operational execution issues and the company could have reduced growth expectations. An overweight position to Amazon (AMZN) detracted from performance. eCommerce and technology vendor, AMZN, underperformed in the fourth quarter as weak sentiment from third quarter results in October continued into November with slowing consumer spending, decelerating cloud revenue growth and concerns around margin progression in the core US retail segment. We maintain our overweight in
AMZN, as we expect the company to continue to take share in their core markets and deliver improving market trajectory in upcoming quarters. Our holding in Meta (META) detracted from performance. Following a tough October due to weak third quarter
2022 earnings, META rebounded in November following META’s announcement of meaningful cuts to expenses and headcount
(11% of workforce). META’s layoffs are expected to lower 2023 expenses by $1.5 billion and 2023 capital expenditure by $1 billion.
Incrementally, management commentary at various industry and broker events veers to the positive with a focus on revenue opportunities in WhatsApp, growing traction for Instagram Reels and cost control. META presents a very attractive valuation case.
Incremental confidence in cost control and some modest improvement in end market conditions would make us more positive about the stock.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2022 - Fund Commentary - 19
While the economy teeters on the edge of a recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives, and the Fund did not experience any liquidity events impacting performance during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Manager:
Manish Goyal
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on technology sectors, subjecting it to greater volatility than other mutual funds. The Fund may hold larger positions in fewer securities than other funds; therefore, a change in value of a single security may have a substantial impact on the Fund’s value and total return. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 91.3%
Other assets in excess of liabilities
§
8.7%
100.0%
Top Industries
2
Software 29.1%
Semiconductors & Semiconductor Equipment 21.9%
IT Services 15.9%
Internet & Direct Marketing Retail 12.4%
Interactive Media & Services 11.7%
Technology Hardware, Storage & Peripherals 5.5%
Road & Rail 2.0%
Entertainment 1.5%
Other Industries
†
0.0%
100.0%
Top Holdings
2
Microsoft Corp. 10.2%
Amazon.com, Inc. 9.9%
Visa, Inc., Class A 8.0%
Alphabet, Inc., Class A 7.0%
Apple, Inc. 5.5%
NVIDIA Corp. 5.4%
Meta Platforms, Inc., Class A 4.7%
Lam Research Corp. 3.3%
Adobe, Inc. 3.3%
Salesforce, Inc. 3.2%
Other Holdings 39.5%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

20 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Digital Evolution Strategy Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class Y (22.40)% 4/27/2022
S&P North American
Technology Sector (16.03)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.47% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2022 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan Digital Evolution Strategy Fund from inception through 12/31/22 versus performance of the S&P North American Technology Sector Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Innovators Fund
For the period from Fund inception to ending December 31, 2022, the NVIT J.P. Morgan Innovators Fund Class Y returned
-13.30% versus -7.57% for its benchmark, the Russell 1000
®
Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Growth (consisting of 269 investments as of December 31, 2022), was -13.69% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2022 was a difficult year for equities (Reduction in Yield (“RIY”) -19.1%) as the market digested multiple macro headwinds including persistent inflation, rising interest rates, supply disruptions from China lockdown policies, an energy crisis caused by Russia’s invasion of Ukraine, large fluctuations in foreign exchange rates, and souring consumer demand as stimulus payments ended and consumers reallocated budgets to compensate for inflation.
In 2022, sectors such as Energy, Utilities, and Consumer Staples significantly outperformed the market, while Communication
Services, Consumer Discretionary, and Information Technology were the worst performing sectors. Commodity/macro driven sectors significantly outperformed, while Innovation driven sectors underperformed due a significant valuation multiple compression driven by rising interest rates. By design, the Innovators Strategy (INV) focuses on sectors and companies where market rewards superior product or service over the market cycle, while limiting investments in sectors/companies where there is limited product or service differentiation.
The Fund underperformed its benchmark (Russell 1000
®
Index) by 5.73% during the period. Stock selection in the Consumer
Discretionary, Information Technology and an underweight allocation to Energy detracted from performance, while stock selection in Health Care, Utilities and not holding Real Estate contributed to performance returns.
On the positive side, our overweight in Honeywell International (HON) was a contributor to performance for the period. HON outperformed due to better-than-expected earnings, positive earnings guidance, and the market favoring defensive stocks during the quarter. HON leads with automation control, instrumentation, advanced software, and related services for the oil and gas, refining, pulp and paper, industrial power generation, custom-engineered sensors, switches, and controls for sensing and productivity solutions. Forge software solutions enable integration and connectivity to provide a holistic view of operations and turn data into clear actions to maximize productivity and efficiency. That said, we reduced the position size due to elevated valuation.
Our overweight in Humana (HUM) contributed to performance over the period. We reduced the position in HUM in September after price appreciation. We expect HUM to return to market growth in Medicare Advantage for 2023, and we expect solid margin expansion thereafter. We continue to like the fundamentals of HUM, and we hold an overweight position. Nonetheless, we decided it was prudent to trim on strength and redeploy into other opportunities. Our overweight in NextEra Energy (NEE) also contributed to performance. In October, the company reported better than expected and reaffirmed Earnings Per Share (“EPS”)
guidance. NEE is a major beneficiary of the Inflation Reduction Act (IRA), and it is becoming more apparent that the opportunities go beyond growing renewables. The company is broadening and scaling to be an energy services and clean solutions provider to utilities, Munis, co-ops, and commercial and industrial customers.
On the negative side, an overweight position in Tesla (TSLA) detracted from performance. We exited the position in early December due to concerns around a slowing demand environment, rising financing costs, continuous equity sales by Elon Musk to fund
Twitter and fears of brand erosion and customer alienation. TSLA is an opportunity to participate in the fast-growing electric vehicle market, automated driving technology, solar/battery storage, and electric charging network. We plan to revisit the stock once fundamentals stabilize. An overweight position to Amazon (AMZN) also detracted from performance. eCommerce and technology vendor, AMZN, underperformed in the fourth quarter as weak sentiment from the third quarter results in October, continued into
November with slowing consumer spending, decelerating cloud revenue growth, and concerns around margin progression in the core US retail segment. We maintain our overweight in AMZN as we expect the company to continue to take share in their core markets and deliver improving market trajectory in upcoming quarters. Our holding in Meta (META) detracted from performance.
We eliminated META in October following the company’s overly aggressive operating expenses (14% year over year versus street
5-10%) and capital expenditure (“capex”) guidance for 2023 despite slowing top line and massive macro headwinds. Part of our decision making also was influenced by tax loss harvesting; however, later in the quarter, we reinitiated the position following management’s rapid change in investment posture. Meta announced a lay off of 11,000 employees (around13% workforce), which we view as larger than expected and a quick shift in investment posture since the October 26th earnings call. Given the attractive valuation and potential for earnings protection, the Fund remains overweight in the stock.
The Fund did not invest in derivatives during the reporting period and had no liquidity events impact the performance.

NVIT J.P. Morgan Innovators Fund - December 31, 2022 - Fund Commentary - 23
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Manager:
Manish Goyal
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on investments in particular sectors, possibly subjecting it to greater volatility than other mutual funds. The Fund may hold larger positions in fewer securities than other funds; therefore, a change in value of a single security may have a substantial impact on the Fund’s value and total return. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 89.3%
Other assets in excess of liabilities
§
10.7%
100.0%
Top Industries
2
Software 12.3%
Semiconductors & Semiconductor Equipment 8.5%
Interactive Media & Services 7.1%
Health Care Equipment & Supplies 6.6%
Internet & Direct Marketing Retail 6.3%
IT Services 5.0%
Capital Markets 4.7%
Health Care Providers & Services 4.3%
Entertainment 3.7%
Industrial Conglomerates 3.4%
Other Industries 38.1%
100.0%
Top Holdings
2
Microsoft Corp. 6.0%
Amazon.com, Inc. 4.8%
Mastercard, Inc., Class A 3.5%
Honeywell International, Inc. 3.4%
Meta Platforms, Inc., Class A 3.1%
Stryker Corp. 3.1%
S&P Global, Inc. 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 2.9%
Eli Lilly & Co. 2.8%
Alphabet, Inc., Class A 2.7%
Other Holdings 64.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

24 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Innovators Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class Y (13.30)% 4/27/2022
Russell 1000
®
Index (7.57)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.47% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Innovators Fund - December 31, 2022 - Fund Commentary - 25
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan Innovators Fund from inception through
12/31/22 versus performance of the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Large Cap Growth Fund
For the period from Fund inception to ending December 31, 2022, the NVIT J.P. Morgan Large Cap Growth Fund Class Y returned
-8.19% versus -12.33% for its benchmark, the Russell 1000
®
Growth Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Large Growth (consisting of 269 investments as of December 31, 2022), was -13.69% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The S&P 500
®
Index faced its worst year since 2008, returning -18.10% for the year. Communication Services and Consumer
Discretionary were the worst performing sectors in 2022, returning -39.89% and -37.03%, respectively. Energy and Utilities were the only sectors that closed in the green, returning 65.72% and 1.47%, respectively.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to a war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector, while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points in 2022 to curb record high inflation. The Consumer Price
Index peaked at 9.1% in June 2022 and trended downwards to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year as recession fears mounted.
Large cap stocks, as represented by the S&P 500
®
Index, outperformed the small cap Russell 2000
®
Index, as they returned
-18.11% versus -20.43%, respectively. Value outperformed Growth by a massive margin, as the Russell 3000
®
Value Index
returned -7.99% and the Russell 3000
®
Growth Index returned -28.97%.
The Fund outperformed the benchmark (gross of fees) during the period from April 27, 2022 to December 31, 2022. While it was a difficult period for the market, particularly for growth as a style, it was also a positive reflection of the team’s adaptable approach to growth investing and risk management. Prior to the start of 2022 having reduced exposure to higher growth segments of the market, where expectations had become elevated, the Fund was well positioned for the market environment that played out.
Outperformance for the period was driven by both areas where the Fund has been less exposed, such as higher growth parts of the market, as well as stock selection in positions that have been building up conviction in over the last two years. Both stock selection and sector positioning were additive to performance led by Health Care, Consumer Discretionary and Consumer Staples.
An underweight position in Industrials and Utilities, along with stock selection in Financials detracted from performance.
At the individual stock level, an overweight position in McKesson was a top contributor on the back of strong execution and fiscal year 2023 guidance that was better than was expected. We believe the expectations associated with the stock remain modest and added to our position. Our overweight position in ConocoPhillips also contributed as the stock benefitted from both a solid earnings print as well as its higher exposure to natural gas at a time of high demand. We added to our position, which remains a top overweight in the Fund. An overweight in AutoZone also contributed as strong commercial performance and market share gains continued. The auto parts category tends to be resilient in recessions, and we added to our position.
Our overweight in SVB Financial was the top detractor to performance, as better than expected fourth quarter results were not enough to offset disappointment over a shortfall in deposit balances, which may weigh on net interest income growth and underscores the continued challenges in the company’s end markets. We added to our position on weakness. An overweight in Target also detracted as management lowered full-year margin guidance in the second quarter due to elevated inventory in categories like home and electronics, where demand has cooled. We continue to have conviction that over the longer-term,
Target can get back to generating sustainably higher margins than peers. An overweight position in Cognizant also detracted after reporting disappointing third quarter results with continued supply constraints compounded by macro headwinds driving a third quarter revenue miss. We continue to have conviction in the name and their turnaround story.
There has been no material change to portfolio positioning or the team’s overall view. Health care continues to be a source of increasing conviction and new ideas. It is now the largest overweight, followed by Consumer Staples. The team continues to have less conviction in longer duration, higher growth stocks that had outperformed for a prolonged period and where expectations remain high. Many of these companies are concentrated in Technology and Consumer discretionary, which are top underweight exposures.
We continue to focus on fundamentals of the economy and company earnings. Our analysts’ estimates for S&P 500
®
Index
earnings currently project -2% for 2023 and +12% for 2024. While subject to revision, this forecast includes our best analysis of earnings expectations. Inflation and other uncertainties, such as tightening liquidity, lingering supply chain constraints and economic impacts of the war in Ukraine, will be integral to investor sentiment moving forward.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 27
While the economy teeters on the edge of a recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives and did not experience any liquidity events during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc
Portfolio Managers:
Giri Devulapally; Joseph Wilson; Larry H. Lee; and Holly Fleiss
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities), derivatives (which create investment leverage and are highly volatile) and futures contracts (prices are more volatile than stock and bonds and fluctuations in value can cause large losses to the Fund). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on investments in particular sectors, subjecting it to greater volatility than other mutual funds. The Fund may have a higher portfolio turnover rate which increases transaction costs and may adversely impact the Fund’s performance. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 93.7%
Other assets in excess of liabilities
§
6.3%
100.0%
Top Industries
2
Software 13.1%
Biotechnology 10.0%
Health Care Providers & Services 9.1%
Technology Hardware, Storage & Peripherals 9.1%
Specialty Retail 6.2%
Semiconductors & Semiconductor Equipment 4.8%
Capital Markets 4.8%
Beverages 4.3%
IT Services 4.2%
Machinery 3.8%
Other Industries 30.6%
100.0%
Top Holdings
2
Apple, Inc. 9.1%
Microsoft Corp. 7.5%
AbbVie, Inc. 3.8%
Deere & Co. 3.8%
Alphabet, Inc., Class C 3.4%
Eli Lilly & Co. 3.4%
AutoZone, Inc. 3.4%
Coca-Cola Co. (The) 2.9%
ConocoPhillips 2.9%
McKesson Corp. 2.9%
Other Holdings 56.9%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

28 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Large Cap Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception
*
Date of
Inception
Class Y (8.19)% 4/27/2022
Russell 1000
®
Growth
Index (12.33)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.37% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 29
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT J.P. Morgan Large Cap Growth Fund from inception through 12/31/22 versus performance of the Russell 1000
®
Growth Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

30 - Fund Commentary - December 31, 2022 - NVIT J.P.Morgan U.S. Equity Fund
For the annual period ended December 31, 2022, the NVIT J.P. Morgan U.S. Equity Fund Class II returned -19.38% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Communication Services and Consumer Discretionary were the worst performing sectors in 2022, returning -39.89% and -37.03%, respectively. Energy and Utilities were the only sectors that closed in the green, returning 65.72% and 1.47%, respectively.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to a war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points (“bps”) in 2022 to curb record high inflation. The Consumer
Price Index peaked at 9.1% in June 2022 and trended downwards to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing, and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year as recession fears mounted.
Large cap stocks as represented by the S&P 500
®
Index outperformed the small cap Russell 2000
®
Index, as they returned
-18.11% versus -20.43%, respectively. Value outperformed Growth by a massive margin, as the Russell 3000
®
Value Index
returned -7.99% and the Russell 3000
®
Growth Index returned -28.97%.
The Fund underperformed the benchmark (net of fees) during the year as the Commodities, Media and Basic Materials sectors detracted from performance, while the Pharma/Medical Technology, Industrial Cyclical and big Banks & Brokers sectors contributed to performance.
On the negative side, within Financial/business services, our overweight in Shopify (SHOP) detracted from performance this year.
The stock underperformed due to slowing e-commerce growth and increasing capital intensity from the company's pivot towards building the Shopify Fulfillment Network (SFN). Amazon’s Buy-with-Prime product also added competitive concerns. As such, we eliminated our position in SHOP, and until we get more clarity on the general e-commerce growth trajectory and SFN build-out, we will remain on the sidelines. Within semiconductors & hardware, an overweight in Advanced Micro Devices (AMD) detracted from performance amid market volatility in leading growth stocks. Shares were under pressure throughout the year as the company saw a large correction in their PC segment, which had been a beneficiary of COVID-driven demand. We are now moving into a period where some semiconductor companies are shipping below consumption and clearing out inventory. Given that AMD’s share gains are accelerating in datacenter and should remain strong well into 2024, we remain comfortable with our overweight position. Within media, our overweight in Snap (SNAP) detracted from performance during the year. SNAP underperformed after being hard hit by a slowdown in advertising due to the weakening macro environment. While we have observed a slowdown in digital advertising in general, SNAP has seen higher volatility due to being a smaller platform and its vertical exposure to some weaker categories. We remained invested in our position for the early part of the year but ultimately sold out over the summer as we felt there was too little visibility to have any confidence on the near-term numbers.
On the positive side, within pharma/medical technology, our overweight in AbbVie (ABBV) contributed to performance during the year. The stock not only benefitted from the growth-to-value rotation but also from the success of Rinvoq, their rheumatoid arthritis drug, and Skyrizi, their psoriasis drug. ABBV continues to see strong performance given their existing pipeline. In light of their earnings per share growth visibility and reasonable valuation, we remain overweight the name. Within autos & transportation, an overweight in Norfolk Southern (NSC) contributed to performance during the year. The stock outperformed as revenue per unit was stronger than consensus, which was boosted by fuel surcharges. We remain positive on the stock and are optimistic that management will continue to improve service and headcount issues, driving further improvements in volume and operating ratio.
Within industrial cyclical, our overweight in Northrop Grumman (NOC) served as a contributor to performance during the year as defense stocks outperformed given the Russia-Ukraine conflict and recession fears. Defense prime contractors seem expensive particularly with the backdrop of flat topline growth anticipated next year and sustained supply chain issues. As a result, we currently prefer names with more secular growth and margin opportunity in commercial aerospace over defense.
While the economy teeters on the edge of recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund used futures to hedge cash positions. The Index futures held by the Fund have a notional amount of less than 1.0% of the total assets under management, hence they result in very minimal exposure to additional risk factors.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2022 - Fund Commentary - 31
The Fund had no liquidity events materially impact the performance during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Scott B. Davis; David Small; and Shilpee Raina, CFA
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. Therefore, they generally involve greater risk.
The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Software 9.6%
Biotechnology 7.1%
Semiconductors & Semiconductor Equipment 6.6%
Capital Markets 5.8%
Electric Utilities 5.0%
Interactive Media & Services 5.0%
Technology Hardware, Storage & Peripherals 4.5%
Banks 4.4%
Health Care Providers & Services 3.6%
Internet & Direct Marketing Retail 3.2%
Other Industries 45.2%
100.0%
Top Holdings
2
Microsoft Corp. 7.6%
Alphabet, Inc., Class A 4.7%
Apple, Inc. 4.5%
UnitedHealth Group, Inc. 3.6%
AbbVie, Inc. 3.6%
NextEra Energy, Inc. 3.5%
Amazon.com, Inc. 3.2%
Prologis, Inc. 3.0%
NXP Semiconductors NV 3.0%
Mastercard, Inc., Class A 3.0%
Other Holdings 60.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

32 - Fund Commentary - December 31, 2022 - NVIT J.P.Morgan U.S. Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (19.38)% 9.12% 11.81% 10/4/2019
Class Y (18.96)% 9.65% 12.37% 10/4/2019
S&P 500
®
Index (18.11)% 7.66% 9.95%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.42% 0.94%
Class Y 0.92% 0.44%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2022 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan U.S. Equity Fund from inception through
12/31/22 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan US Technology Leaders Fund
For the period from Fund inception to ending December 31, 2022, the NVIT J.P. Morgan US Technology Leaders Fund Class Y
returned -18.30% versus -23.92% for its benchmark, the Russell 1000
®
Equal Weight Technology Index and Technology Sector.
For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Technology (consisting of 34 investments as
of December 31, 2022), was -16.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The S&P 500
®
Index faced its worst year since 2008, returning -18.10% for the year. Communication Services and Consumer
Discretionary were the worst performing sectors in 2022, returning -39.89% and -37.03%, respectively. Energy and Utilities were the only sectors that closed in the green, returning 65.72% and 1.47%, respectively.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested the equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points (“bps”) in 2022 to curb record high inflation. The Consumer
Price Index peaked at 9.1% in June 2022 and trended downwards to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year as recession fears mounted.
Large cap stocks, as represented by the S&P 500
®
Index, outperformed the small cap Russell 2000
®
Index, as they returned
-18.10% versus -20.44%, respectively. Value outperformed Growth by a massive margin, as the Russell 3000
®
Value Index
returned -7.99% and the Russell 3000
®
Growth Index returned -28.97%.
It was a challenging period for growth as a style as well as technology as a sector, which presented broad based headwinds to our approach. While the team had been active in trimming and/or selling stocks, actions were not enough to dampen the downside.
The largest detractor to the performance was driven by stock selection with the Hardware and Internet sectors. An underweight position in IT services also detracted. Software was the only sector to contribute due to a combination of positive stock selection and an underweight allocation.
At the individual stock level, an overweight position in Tesla was the top detractor, largely due to broad based concerns around slowing demand, supply chain constraints and worries that high inflation and rising interest rates would dampen enthusiasm for electric vehicles. While we paired back our position, long term conviction remains driven by the ongoing secular shift to electronic vehicles, positive free cash flow generation and improved operational efficiencies, as well as the company’s significant competitive advantage in autonomous software. An overweight position in Amazon also detracted as concerns around rising inflation and interest rates drove investors away from higher growth names. Slowing sales coming out of the COVID ecommerce boom also weighed on performance, and we reduced our position in the Fund. An overweight position in Lyft also detracted after the company provided light second quarter guidance. The company also announced plans to increase investments in driver supply and driver incentives, calling into the question the eventual path to profitability for the company. We subsequently exited the name.
An overweight position in Enphase Energy was the top contributor as shares rallied alongside the broader alternative energy space due to increased demand for renewable energy and alternatives to fossil fuel. Strong earnings, an announced two-year freeze on new solar panel tariffs and long-term benefits from the recently passed Inflation Reduction Act also aided performance. The position was trimmed on strength although we continue to have conviction given solid execution to mitigate rising material costs and an expanding international presence. An overweight position in Netflix also contributed after rebounding on the back of strong third quarter results that topped subscriber growth expectations, alleviating previous concerns. The company also announced its initiatives on advertising and paid sharing, which was well received by investors. We added to our position, and the company is a top overweight. An overweight position in Synopsys also contributed after reporting solid quarterly results that exceeded expectations as demand across product groups and geographies remained strong. Investors rewarded the company’s strong cash flow generation and resilient business model despite semiconductor demand concerns. While we trimmed our position on strength, conviction remains as the company continues to benefit from the secular trends of hyper-scale and AI, while gaining share in hardware and design software.
The narrative in technology investing can oscillate at times between extremes, either “tech is a bubble” or “tech is dead,” but the fundamentals of technology adoption exist in the middle. The long-term secular thesis that over time innovation and disruption will permeate every sector and industry remains intact. The team continues to find attractive franchises where the magnitude and/
or duration of growth are underappreciated by the market. The team has been taking advantage of the volatility by upgrading the quality of the portfolio while eliminating or reducing names that have a less clear path to profitability or are overly exposed to end-
markets at risk. The most notable additions have been adding to some higher quality enterprise-driven software companies with a more favorable risk/reward, as well as to companies with shorter duration characteristics, like profitable growth and strong free

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2022 - Fund Commentary - 35
cash flow today. Sector positioning has not materially changed with the Semiconductor and Internet sectors representing the top overweight positions, and Software and IT services representing the largest underweights.
While the economy teeters on the edge of a recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives and did not experience any liquidity events during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Joseph Wilson and Eric Ghernati
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on technology sectors, subjecting it to greater volatility than other mutual funds. The Fund may have a higher portfolio turnover rate which increases transaction costs and may adversely impact the Fund’s performance. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Software 30.7%
Semiconductors & Semiconductor Equipment 29.5%
Entertainment 6.1%
Interactive Media & Services 4.7%
IT Services 4.4%
Internet & Direct Marketing Retail 3.8%
Equity Real Estate Investment Trusts (REITs) 3.1%
Electronic Equipment, Instruments & Components 2.7%
Technology Hardware, Storage & Peripherals 2.4%
Health Care Equipment & Supplies 2.2%
Other Industries
#
10.4%
100.0%
Top Holdings
2
Synopsys, Inc. 4.1%
Oracle Corp. 3.9%
Advanced Micro Devices, Inc. 3.5%
Netflix, Inc. 3.5%
Microsoft Corp. 3.3%
Alphabet, Inc., Class C 3.0%
Analog Devices, Inc. 3.0%
NVIDIA Corp. 2.8%
Workday, Inc., Class A 2.8%
Adobe, Inc. 2.7%
Other Holdings
#
67.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

36 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan US Technology Leaders Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class Y (18.30)% 4/27/2022
Russell 1000
®
Equal
Weight / Technology Index (23.92)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.47% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2022 - Fund Commentary - 37
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan US Technology Leaders Fund from inception through 12/31/22 versus performance of the Russell 1000
®
Equal Weight Technology Index for the same period. Unlike
the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

38 - Shareholder Expense Example - December 31, 2022 - Equity Funds (I)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT BNY Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,016.20 3.10 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class II Shares
Actual
(b)
1,000.00 1,015.50 4.37 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 1,102.40 4.56 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
Class II Shares
Actual
(b)
1,000.00 1,101.30 5.46 1.03
Hypothetical
(b)(c)
1,000.00 1,020.01 5.24 1.03
Class X Shares
Actual
(b)
1,000.00 1,102.60 3.87 0.73
Hypothetical
(b)(c)
1,000.00 1,021.53 3.72 0.73
Class Z Shares
Actual
(b)
1,000.00 1,100.90 5.19 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98

Equity Funds (I) - December 31, 2022 - Shareholder Expense Example - 39
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT BNY Mellon Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 992.70 4.42 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class II Shares
Actual
(b)
1,000.00 991.80 4.37 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Y Shares
Actual
(b)
1,000.00 942.90 3.04 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan Innovators Fund
Class Y Shares
Actual
(b)
1,000.00 993.20 3.11 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan Large Cap Growth Fund
Class Y Shares
Actual
(b)
1,000.00 1,019.00 3.16 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,013.90 4.77 0.94
Hypothetical
(b)(c)
1,000.00 1,020.47 4.79 0.94
Class Y Shares
Actual
(b)
1,000.00 1,017.20 2.24 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT J.P. Morgan US Technology Leaders Fund
Class Y Shares
Actual
(b)
1,000.00 951.10 3.05 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

40 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 86 .2%
Shares Value ($)
Aerospace & Defense 1 .7%
Boeing Co. (The)* 29,947 5,704,604
General Dynamics Corp. 12,229 3,034,137
Howmet Aerospace, Inc. 19,755 778,544
Huntington Ingalls Industries,
Inc. 2,357 543,713
L3Harris Technologies, Inc. 10,327 2,150,185
Lockheed Martin Corp. 12,431 6,047,557
Northrop Grumman Corp. 7,829 4,271,581
Raytheon Technologies Corp. 77,940 7,865,705
Textron, Inc. 10,566 748,073
TransDigm Group, Inc. 2,805 1,766,168
32,910,267
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc.
(a) 6,163 564,284
Expeditors International of
Washington, Inc. 8,391 871,993
FedEx Corp. 12,645 2,190,114
United Parcel Service, Inc.,
Class B 39,024 6,783,932
10,410,323
Airlines 0 .2%
Alaska Air Group, Inc.* 6,209 266,614
American Airlines Group,
Inc.*(a) 37,844 481,376
Delta Air Lines, Inc.* 34,999 1,150,067
Southwest Airlines Co.* 30,668 1,032,592
United Airlines Holdings, Inc.* 16,605 626,008
3,556,657
Auto Components 0 .1%
Aptiv plc* 14,239 1,326,078
BorgWarner, Inc. 13,826 556,497
1,882,575
Automobiles 1 .1%
Ford Motor Co. 214,749 2,497,531
General Motors Co. 75,227 2,530,636
Tesla, Inc.* 143,386 17,662,288
22,690,455
Banks 3 .3%
Bank of America Corp. 372,373 12,332,994
Citigroup, Inc. 105,431 4,768,644
Citizens Financial Group, Inc. 27,544 1,084,407
Comerica, Inc. 6,935 463,605
Fifth Third Bancorp 35,934 1,178,995
First Republic Bank 9,667 1,178,311
Huntington Bancshares, Inc. 74,613 1,052,043
JPMorgan Chase & Co. 156,751 21,020,309
KeyCorp 47,146 821,283
M&T Bank Corp. 9,364 1,358,342
PNC Financial Services
Group, Inc. (The) 21,199 3,348,170
Regions Financial Corp. 48,822 1,052,602
Signature Bank 3,550 409,031
SVB Financial Group* 3,306 760,843
Truist Financial Corp. 71,551 3,078,839
US Bancorp 72,257 3,151,128
Wells Fargo & Co. 204,772 8,455,036
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,142 400,261
65,914,843
Beverages 1 .7%
Brown-Forman Corp., Class B 10,745 705,732
Coca-Cola Co. (The) 207,907 13,224,964
Constellation Brands, Inc.,
Class A 8,657 2,006,260
Keurig Dr Pepper, Inc. 43,966 1,567,827
Molson Coors Beverage Co.,
Class B(a) 9,329 480,630
Monster Beverage Corp.* 20,203 2,051,211
PepsiCo, Inc. 73,720 13,318,255
33,354,879
Biotechnology 2 .1%
AbbVie, Inc. 94,638 15,294,447
Amgen, Inc. 28,640 7,522,010
Biogen, Inc.* 7,810 2,162,745
Gilead Sciences, Inc. 66,731 5,728,857
Incyte Corp.* 9,663 776,132
Moderna, Inc.* 17,485 3,140,656
Regeneron Pharmaceuticals,
Inc.* 5,674 4,093,734
Vertex Pharmaceuticals, Inc.* 13,718 3,961,484
42,680,065
Building Products 0 .4%
A O Smith Corp. 7,812 447,159
Allegion plc 5,128 539,773
Carrier Global Corp. 46,454 1,916,228
Johnson Controls International
plc 35,740 2,287,360
Masco Corp. 13,408 625,751
Trane Technologies plc 12,173 2,046,160
7,862,431
Capital Markets 2 .7%
Ameriprise Financial, Inc. 5,708 1,777,300
Bank of New York Mellon
Corp. (The) 37,381 1,701,583
BlackRock, Inc. 8,026 5,687,464
Cboe Global Markets, Inc. 5,542 695,355
Charles Schwab Corp. (The) 81,263 6,765,957
CME Group, Inc. 19,362 3,255,914
FactSet Research Systems,
Inc. 2,055 824,487
Franklin Resources, Inc. 13,220 348,744
Goldman Sachs Group, Inc.
(The) 18,087 6,210,714
Intercontinental Exchange, Inc. 29,874 3,064,774
Invesco Ltd.(a) 25,466 458,133
MarketAxess Holdings, Inc. 1,876 523,198
Moody's Corp. 8,552 2,382,758
Morgan Stanley 70,557 5,998,756
MSCI, Inc. 4,266 1,984,415
Nasdaq, Inc. 17,164 1,053,012
Northern Trust Corp. 11,587 1,025,334
Raymond James Financial,
Inc. 10,004 1,068,927
S&P Global, Inc. 17,878 5,988,057
State Street Corp. 19,234 1,491,981

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 11,920 1,299,995
53,606,858
Chemicals 1 .6%
Air Products & Chemicals, Inc. 11,850 3,652,881
Albemarle Corp. 6,119 1,326,966
Celanese Corp. 5,153 526,843
CF Industries Holdings, Inc. 11,073 943,420
Corteva, Inc. 38,191 2,244,867
Dow, Inc. 36,938 1,861,306
DuPont de Nemours, Inc.(a) 26,411 1,812,587
Eastman Chemical Co. 6,058 493,364
Ecolab, Inc. 12,936 1,882,964
FMC Corp. 7,029 877,219
International Flavors &
Fragrances, Inc. 13,723 1,438,719
Linde plc 26,434 8,622,242
LyondellBasell Industries NV,
Class A 13,943 1,157,687
Mosaic Co. (The) 18,685 819,711
PPG Industries, Inc. 12,624 1,587,342
Sherwin-Williams Co. (The) 12,388 2,940,044
32,188,162
Commercial Services & Supplies 0 .4%
Cintas Corp. 4,642 2,096,420
Copart, Inc.* 23,782 1,448,086
Republic Services, Inc. 11,135 1,436,303
Rollins, Inc. 12,648 462,158
Waste Management, Inc. 19,961 3,131,482
8,574,449
Communications Equipment 0 .8%
Arista Networks, Inc.* 12,684 1,539,203
Cisco Systems, Inc. 220,792 10,518,531
F5, Inc.* 2,938 421,632
Juniper Networks, Inc. 16,314 521,396
Motorola Solutions, Inc. 8,747 2,254,189
15,254,951
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 8,062 1,148,835
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 3,354 1,133,551
Vulcan Materials Co. 7,396 1,295,114
2,428,665
Consumer Finance 0 .4%
American Express Co. 31,838 4,704,064
Capital One Financial Corp. 19,826 1,843,025
Discover Financial Services 14,814 1,449,254
Synchrony Financial 25,700 844,502
8,840,845
Containers & Packaging 0 .2%
Amcor plc 77,615 924,395
Avery Dennison Corp. 4,810 870,610
Ball Corp.(a) 16,484 842,992
International Paper Co. 18,913 654,957
Packaging Corp. of America 4,974 636,224
Sealed Air Corp. 7,072 352,751
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 13,557 476,664
4,758,593
Distributors 0 .1%
Genuine Parts Co. 7,878 1,366,912
LKQ Corp. 12,248 654,165
Pool Corp. 2,094 633,079
2,654,156
Diversified Financial Services 1 .5%
Berkshire Hathaway, Inc.,
Class B* 96,427 29,786,300
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 379,952 6,994,916
Lumen Technologies, Inc.(a) 50,807 265,213
Verizon Communications, Inc. 224,101 8,829,579
16,089,708
Electric Utilities 1 .8%
Alliant Energy Corp. 12,971 716,129
American Electric Power Co.,
Inc. 27,767 2,636,477
Constellation Energy Corp. 17,337 1,494,623
Duke Energy Corp. 40,562 4,177,480
Edison International 21,262 1,352,688
Entergy Corp. 11,194 1,259,325
Evergy, Inc. 12,463 784,297
Eversource Energy 18,349 1,538,380
Exelon Corp. 53,590 2,316,696
FirstEnergy Corp. 28,932 1,213,408
NextEra Energy, Inc. 106,194 8,877,818
NRG Energy, Inc.(a) 12,158 386,868
PG&E Corp.*(a) 86,793 1,411,254
Pinnacle West Capital Corp. 5,477 416,471
PPL Corp. 38,843 1,134,992
Southern Co. (The) 58,711 4,192,553
Xcel Energy, Inc. 29,325 2,055,976
35,965,435
Electrical Equipment 0 .5%
AMETEK, Inc. 12,293 1,717,578
Eaton Corp. plc 21,419 3,361,712
Emerson Electric Co. 31,823 3,056,917
Generac Holdings, Inc.* 3,495 351,807
Rockwell Automation, Inc. 6,153 1,584,828
10,072,842
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 32,485 2,473,408
CDW Corp. 7,089 1,265,954
Corning, Inc. 42,595 1,360,484
Keysight Technologies, Inc.* 9,779 1,672,894
TE Connectivity Ltd. 16,853 1,934,724
Teledyne Technologies, Inc.* 2,501 1,000,175
Trimble, Inc.* 12,140 613,798
Zebra Technologies Corp.,
Class A* 2,856 732,307
11,053,744
Energy Equipment & Services 0 .4%
Baker Hughes Co.(a) 55,199 1,630,027
Halliburton Co. 46,495 1,829,578

42 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 76,614 4,095,784
7,555,389
Entertainment 1 .1%
Activision Blizzard, Inc. 37,907 2,901,781
Electronic Arts, Inc. 13,722 1,676,554
Live Nation Entertainment,
Inc.*(a) 7,699 536,928
Netflix, Inc.* 23,939 7,059,132
Take-Two Interactive Software,
Inc.* 8,714 907,389
Walt Disney Co. (The)* 97,387 8,460,983
Warner Bros Discovery, Inc.* 116,953 1,108,714
22,651,481
Equity Real Estate Investment Trusts (REITs) 2 .3%
Alexandria Real Estate
Equities, Inc.(a) 8,113 1,181,821
American Tower Corp. 24,850 5,264,721
AvalonBay Communities, Inc. 7,453 1,203,809
Boston Properties, Inc. 7,490 506,174
Camden Property Trust 5,836 652,932
Crown Castle, Inc. 23,224 3,150,103
Digital Realty Trust, Inc. 15,313 1,535,434
Equinix, Inc. 4,954 3,245,019
Equity Residential 17,926 1,057,634
Essex Property Trust, Inc. 3,099 656,740
Extra Space Storage, Inc. 7,064 1,039,679
Federal Realty Investment
Trust(a) 4,108 415,072
Healthpeak Properties, Inc. 29,651 743,351
Host Hotels & Resorts, Inc.(a) 36,965 593,288
Invitation Homes, Inc.(a) 32,519 963,863
Iron Mountain, Inc. 15,098 752,635
Kimco Realty Corp. 31,542 668,059
Mid-America Apartment
Communities, Inc.(a) 5,803 911,013
Prologis, Inc. 49,303 5,557,927
Public Storage 8,531 2,390,301
Realty Income Corp. 33,314 2,113,107
Regency Centers Corp. 8,942 558,875
SBA Communications Corp. 5,832 1,634,768
Simon Property Group, Inc. 17,775 2,088,207
UDR, Inc. 16,320 632,074
Ventas, Inc. 21,233 956,547
VICI Properties, Inc.(a) 50,444 1,634,386
Vornado Realty Trust(a) 9,863 205,249
Welltower, Inc. 24,994 1,638,357
Weyerhaeuser Co. 39,411 1,221,741
45,172,886
Food & Staples Retailing 1 .3%
Costco Wholesale Corp. 23,720 10,828,180
Kroger Co. (The) 34,690 1,546,480
Sysco Corp. 26,715 2,042,362
Walgreens Boots Alliance, Inc.
(a) 38,051 1,421,586
Walmart, Inc. 75,527 10,708,973
26,547,581
Food Products 1 .0%
Archer-Daniels-Midland Co.(a) 29,424 2,732,018
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 11,920 676,460
Conagra Brands, Inc. 26,166 1,012,624
General Mills, Inc.(a) 31,854 2,670,958
Hershey Co. (The) 7,860 1,820,140
Hormel Foods Corp. 16,488 751,028
J M Smucker Co. (The) 5,689 901,479
Kellogg Co. 13,396 954,331
Kraft Heinz Co. (The) 43,336 1,764,209
Lamb Weston Holdings, Inc. 7,349 656,707
McCormick & Co., Inc.
(Non-Voting) 13,924 1,154,160
Mondelez International, Inc.,
Class A 72,412 4,826,260
Tyson Foods, Inc., Class A 15,326 954,044
20,874,418
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 7,667 859,241
Health Care Equipment & Supplies 2 .4%
Abbott Laboratories 93,278 10,240,992
Align Technology, Inc.* 3,715 783,493
Baxter International, Inc. 27,047 1,378,586
Becton Dickinson and Co. 15,062 3,830,267
Boston Scientific Corp.* 76,413 3,535,630
Cooper Cos., Inc. (The) 2,627 868,670
Dentsply Sirona, Inc. 12,777 406,820
Dexcom, Inc.* 20,455 2,316,324
Edwards Lifesciences Corp.* 33,131 2,471,904
Hologic, Inc.* 13,426 1,004,399
IDEXX Laboratories, Inc.* 4,319 1,761,979
Intuitive Surgical, Inc.* 18,923 5,021,218
Medtronic plc 71,815 5,581,462
ResMed, Inc. 7,819 1,627,368
STERIS plc(a) 5,088 939,703
Stryker Corp. 17,799 4,351,677
Teleflex, Inc.(a) 2,553 637,305
Zimmer Biomet Holdings, Inc. 10,966 1,398,165
48,155,962
Health Care Providers & Services 3 .2%
AmerisourceBergen Corp. 8,649 1,433,226
Cardinal Health, Inc. 14,027 1,078,255
Centene Corp.* 30,758 2,522,464
Cigna Corp. 16,491 5,464,128
CVS Health Corp. 70,825 6,600,182
DaVita, Inc.* 3,244 242,229
Elevance Health, Inc. 12,752 6,541,393
HCA Healthcare, Inc. 11,267 2,703,629
Henry Schein, Inc.*(a) 7,095 566,678
Humana, Inc. 6,677 3,419,893
Laboratory Corp. of America
Holdings 5,020 1,182,110
McKesson Corp. 7,553 2,833,281
Molina Healthcare, Inc.* 3,099 1,023,352
Quest Diagnostics, Inc. 5,842 913,922
UnitedHealth Group, Inc. 49,951 26,483,021
Universal Health Services,
Inc., Class B 3,747 527,915
63,535,678

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 43
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1 .7%
Booking Holdings, Inc.* 2,068 4,167,599
Caesars Entertainment,
Inc.*(a) 11,665 485,264
Carnival Corp.*(a) 56,426 454,793
Chipotle Mexican Grill, Inc.* 1,519 2,107,597
Darden Restaurants, Inc. 6,408 886,419
Domino's Pizza, Inc. 1,725 597,540
Expedia Group, Inc.* 8,101 709,648
Hilton Worldwide Holdings,
Inc. 15,083 1,905,888
Las Vegas Sands Corp.*(a) 17,704 851,031
Marriott International, Inc.,
Class A 14,030 2,088,927
McDonald's Corp. 39,243 10,341,708
MGM Resorts International 15,586 522,598
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 264,959
Royal Caribbean Cruises
Ltd.*(a) 12,511 618,419
Starbucks Corp. 60,954 6,046,637
Wynn Resorts Ltd.* 5,121 422,329
Yum! Brands, Inc. 15,010 1,922,481
34,393,837
Household Durables 0 .3%
DR Horton, Inc.(a) 17,019 1,517,074
Garmin Ltd. 8,874 818,981
Lennar Corp., Class A 13,434 1,215,777
Mohawk Industries, Inc.* 2,566 262,296
Newell Brands, Inc. 15,619 204,296
NVR, Inc.*(a) 158 728,788
PulteGroup, Inc. 11,949 544,038
Whirlpool Corp.(a) 2,623 371,050
5,662,300
Household Products 1 .4%
Church & Dwight Co., Inc. 13,514 1,089,364
Clorox Co. (The)(a) 6,741 945,965
Colgate-Palmolive Co. 44,617 3,515,373
Kimberly-Clark Corp. 18,335 2,488,976
Procter & Gamble Co. (The) 126,538 19,178,099
27,217,777
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 34,722 998,605
Industrial Conglomerates 0 .8%
3M Co. 29,368 3,521,810
General Electric Co. 58,200 4,876,578
Honeywell International, Inc. 35,843 7,681,155
16,079,543
Insurance 2 .1%
Aflac, Inc. 30,185 2,171,509
Allstate Corp. (The) 14,389 1,951,148
American International Group,
Inc. 39,777 2,515,498
Aon plc, Class A 11,076 3,324,351
Arch Capital Group Ltd.* 19,939 1,251,770
Arthur J Gallagher & Co. 11,235 2,118,247
Assurant, Inc. 3,086 385,935
Brown & Brown, Inc. 13,594 774,450
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 22,053 4,864,892
Cincinnati Financial Corp. 8,930 914,343
Everest Re Group Ltd. 2,000 662,540
Globe Life, Inc. 4,556 549,226
Hartford Financial Services
Group, Inc. (The) 16,565 1,256,124
Lincoln National Corp. 9,086 279,122
Loews Corp. 10,873 634,222
Marsh & McLennan Cos., Inc. 26,249 4,343,685
MetLife, Inc. 35,425 2,563,707
Principal Financial Group, Inc. 12,433 1,043,377
Progressive Corp. (The) 31,361 4,067,835
Prudential Financial, Inc. 19,236 1,913,213
Travelers Cos., Inc. (The) 12,873 2,413,559
W R Berkley Corp. 10,067 730,562
Willis Towers Watson plc 5,785 1,414,895
42,144,210
Interactive Media & Services 3 .4%
Alphabet, Inc., Class A* 318,261 28,080,168
Alphabet, Inc., Class C* 284,380 25,233,037
Match Group, Inc.* 14,516 602,269
Meta Platforms, Inc., Class A* 120,240 14,469,682
68,385,156
Internet & Direct Marketing Retail 2 .1%
Amazon.com, Inc.* 474,490 39,857,160
eBay, Inc. 28,801 1,194,377
Etsy, Inc.*(a) 7,193 861,578
41,913,115
IT Services 3 .9%
Accenture plc, Class A 33,726 8,999,446
Akamai Technologies, Inc.* 8,641 728,436
Automatic Data Processing,
Inc. 22,114 5,282,150
Broadridge Financial
Solutions, Inc. 6,382 856,018
Cognizant Technology
Solutions Corp., Class A 26,906 1,538,754
DXC Technology Co.* 14,324 379,586
EPAM Systems, Inc.* 2,882 944,547
Fidelity National Information
Services, Inc. 32,347 2,194,744
Fiserv, Inc.* 33,954 3,431,731
FleetCor Technologies, Inc.* 4,038 741,700
Gartner, Inc.* 4,247 1,427,587
Global Payments, Inc. 15,046 1,494,369
International Business
Machines Corp. 48,307 6,805,973
Jack Henry & Associates, Inc. 3,821 670,815
Mastercard, Inc., Class A 45,422 15,794,592
Paychex, Inc. 17,415 2,012,477
PayPal Holdings, Inc.* 60,910 4,338,010
VeriSign, Inc.* 4,882 1,002,958
Visa, Inc., Class A(a) 87,453 18,169,235
76,813,128
Leisure Products 0 .0%
†
Hasbro, Inc. 7,562 461,358
Life Sciences Tools & Services 1 .7%
Agilent Technologies, Inc. 15,714 2,351,600

44 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 1,259 529,397
Bio-Techne Corp. 8,958 742,439
Charles River Laboratories
International, Inc.* 2,534 552,159
Danaher Corp. 35,060 9,305,625
Illumina, Inc.* 8,185 1,655,007
IQVIA Holdings, Inc.* 9,883 2,024,928
Mettler-Toledo International,
Inc.* 1,161 1,678,167
PerkinElmer, Inc. 6,733 944,101
Thermo Fisher Scientific, Inc. 21,013 11,571,649
Waters Corp.* 3,027 1,036,990
West Pharmaceutical
Services, Inc. 4,150 976,703
33,368,765
Machinery 1 .6%
Caterpillar, Inc. 27,837 6,668,632
Cummins, Inc. 7,593 1,839,708
Deere & Co. 14,703 6,304,058
Dover Corp. 7,382 999,597
Fortive Corp. 19,377 1,244,972
IDEX Corp. 4,282 977,709
Illinois Tool Works, Inc. 14,741 3,247,442
Ingersoll Rand, Inc. 21,515 1,124,159
Nordson Corp. 2,726 648,025
Otis Worldwide Corp. 22,643 1,773,173
PACCAR, Inc. 18,136 1,794,920
Parker-Hannifin Corp. 6,644 1,933,404
Pentair plc 7,744 348,325
Snap-on, Inc. 2,719 621,264
Stanley Black & Decker, Inc. 8,255 620,116
Westinghouse Air Brake
Technologies Corp. 9,414 939,611
Xylem, Inc. 9,422 1,041,791
32,126,906
Media 0 .7%
Charter Communications, Inc.,
Class A* 5,730 1,943,043
Comcast Corp., Class A 230,582 8,063,452
DISH Network Corp., Class
A*(a) 14,567 204,521
Fox Corp., Class A 16,219 492,571
Fox Corp., Class B 7,090 201,710
Interpublic Group of Cos., Inc.
(The) 20,389 679,158
News Corp., Class A 16,799 305,742
News Corp., Class B(a) 10,146 187,092
Omnicom Group, Inc. 10,450 852,406
Paramount Global, Class B(a) 27,345 461,584
13,391,279
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 75,404 2,865,352
Newmont Corp. 44,060 2,079,632
Nucor Corp. 13,542 1,784,971
Steel Dynamics, Inc. 8,074 788,830
7,518,785
Common Stocks
Shares Value ($)
Multiline Retail 0 .4%
Dollar General Corp. 12,323 3,034,539
Dollar Tree, Inc.*(a) 11,519 1,629,247
Target Corp. 24,469 3,646,860
8,310,646
Multi-Utilities 0 .8%
Ameren Corp. 14,343 1,275,379
CenterPoint Energy, Inc. 34,731 1,041,583
CMS Energy Corp.(a) 15,624 989,468
Consolidated Edison, Inc. 19,051 1,815,751
Dominion Energy, Inc. 45,339 2,780,187
DTE Energy Co. 10,058 1,182,117
NiSource, Inc. 19,808 543,135
Public Service Enterprise
Group, Inc. 25,362 1,553,930
Sempra Energy 16,866 2,606,472
WEC Energy Group, Inc. 16,753 1,570,761
15,358,783
Oil, Gas & Consumable Fuels 4 .1%
APA Corp. 17,372 810,925
Chevron Corp. 95,157 17,079,730
ConocoPhillips 66,665 7,866,470
Coterra Energy, Inc.(a) 40,509 995,306
Devon Energy Corp. 35,819 2,203,227
Diamondback Energy, Inc. 9,191 1,257,145
EOG Resources, Inc. 31,682 4,103,453
EQT Corp. 20,517 694,090
Exxon Mobil Corp. 220,378 24,307,693
Hess Corp. 14,849 2,105,885
Kinder Morgan, Inc. 105,345 1,904,638
Marathon Oil Corp. 32,271 873,576
Marathon Petroleum Corp. 25,102 2,921,622
Occidental Petroleum Corp.(a) 38,843 2,446,720
ONEOK, Inc. 23,688 1,556,302
Phillips 66 24,813 2,582,537
Pioneer Natural Resources
Co. 12,662 2,891,874
Targa Resources Corp. 12,306 904,491
Valero Energy Corp. 20,611 2,614,711
Williams Cos., Inc. (The) 66,058 2,173,308
82,293,703
Personal Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 12,330 3,059,196
Pharmaceuticals 4 .2%
Bristol-Myers Squibb Co. 113,792 8,187,334
Catalent, Inc.*(a) 10,205 459,327
Eli Lilly & Co. 42,232 15,450,155
Johnson & Johnson 139,868 24,707,682
Merck & Co., Inc. 135,713 15,057,357
Organon & Co. 14,879 415,571
Pfizer, Inc. 300,263 15,385,476
Viatris, Inc.(a) 69,948 778,521
Zoetis, Inc. 24,465 3,585,346
84,026,769
Professional Services 0 .3%
CoStar Group, Inc.* 21,492 1,660,902
Equifax, Inc. 6,370 1,238,073
Jacobs Solutions, Inc.(a) 6,895 827,883

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Professional Services
Leidos Holdings, Inc. 6,835 718,973
Robert Half International, Inc. 5,613 414,408
Verisk Analytics, Inc.(a) 8,043 1,418,946
6,279,185
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 17,582 1,353,111
Road & Rail 0 .8%
CSX Corp. 111,861 3,465,454
JB Hunt Transport Services,
Inc. 4,606 803,102
Norfolk Southern Corp. 12,464 3,071,379
Old Dominion Freight Line,
Inc.(a) 4,642 1,317,307
Union Pacific Corp. 32,972 6,827,512
15,484,754
Semiconductors & Semiconductor Equipment 4 .4%
Advanced Micro Devices, Inc.* 85,888 5,562,966
Analog Devices, Inc. 27,555 4,519,847
Applied Materials, Inc. 46,089 4,488,147
Broadcom, Inc. 21,665 12,113,552
Enphase Energy, Inc.* 7,314 1,937,917
First Solar, Inc.* 5,291 792,539
Intel Corp. 219,840 5,810,371
KLA Corp. 7,593 2,862,789
Lam Research Corp. 7,301 3,068,610
Microchip Technology, Inc. 29,717 2,087,619
Micron Technology, Inc. 58,135 2,905,587
Monolithic Power Systems,
Inc. 2,546 900,291
NVIDIA Corp. 133,207 19,466,871
NXP Semiconductors NV 13,952 2,204,835
ON Semiconductor Corp.*(a) 22,357 1,394,406
Qorvo, Inc.* 5,130 464,983
QUALCOMM, Inc. 59,665 6,559,570
Skyworks Solutions, Inc. 8,254 752,187
SolarEdge Technologies,
Inc.*(a) 3,152 892,867
Teradyne, Inc.(a) 7,946 694,083
Texas Instruments, Inc. 48,601 8,029,857
87,509,894
Software 7 .2%
Adobe, Inc.* 24,864 8,367,482
ANSYS, Inc.* 4,892 1,181,858
Autodesk, Inc.* 11,542 2,156,853
Cadence Design Systems,
Inc.* 14,529 2,333,939
Ceridian HCM Holding, Inc.*(a) 7,900 506,785
Fortinet, Inc.* 34,948 1,708,608
Gen Digital, Inc. 30,045 643,864
Intuit, Inc. 15,033 5,851,144
Microsoft Corp. 398,813 95,643,334
Oracle Corp. 82,100 6,710,854
Paycom Software, Inc.* 2,616 811,771
PTC, Inc.* 5,370 644,615
Roper Technologies, Inc. 5,753 2,485,814
Salesforce, Inc.* 53,778 7,130,425
ServiceNow, Inc.* 10,811 4,197,587
Synopsys, Inc.* 8,361 2,669,584
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 2,113 681,252
143,725,769
Specialty Retail 2 .1%
Advance Auto Parts, Inc. 3,456 508,136
AutoZone, Inc.* 1,025 2,527,835
Bath & Body Works, Inc. 11,488 484,104
Best Buy Co., Inc. 11,063 887,363
CarMax, Inc.*(a) 8,905 542,225
Home Depot, Inc. (The) 54,800 17,309,128
Lowe's Cos., Inc. 33,262 6,627,121
O'Reilly Automotive, Inc.* 3,268 2,758,290
Ross Stores, Inc. 18,129 2,104,233
TJX Cos., Inc. (The) 62,197 4,950,881
Tractor Supply Co. 5,871 1,320,799
Ulta Beauty, Inc.* 2,812 1,319,025
41,339,140
Technology Hardware, Storage & Peripherals 5 .4%
Apple, Inc. 799,844 103,923,731
Hewlett Packard Enterprise
Co. 66,089 1,054,780
HP, Inc. 46,591 1,251,900
NetApp, Inc. 11,712 703,423
Seagate Technology Holdings
plc(a) 10,740 565,031
Western Digital Corp.* 18,081 570,456
108,069,321
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 67,378 7,883,900
Ralph Lauren Corp.(a) 2,288 241,773
Tapestry, Inc. 10,968 417,661
VF Corp.(a) 17,190 474,616
9,017,950
Tobacco 0 .6%
Altria Group, Inc. 95,611 4,370,379
Philip Morris International, Inc. 82,757 8,375,836
12,746,215
Trading Companies & Distributors 0 .2%
Fastenal Co. 30,629 1,449,364
United Rentals, Inc.*(a) 3,680 1,307,946
WW Grainger, Inc. 2,383 1,325,544
4,082,854
Water Utilities 0 .1%
American Water Works Co.,
Inc.(a) 10,219 1,557,580
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 31,831 4,456,340
Total Common Stocks
(cost $1,305,779,861) 1,718,184,648

46 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .1%
Number of
Contracts Value ($)
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
2/17/2023 at USD 4,230.00,
European Style
Notional Amount: USD
103,474,525
Exchange Traded
*
539 269,500
S&P 500 E-Mini Index
3/17/2023 at USD 4,220.00,
American Style
Notional Amount: USD
103,474,525
Exchange Traded
*
539 680,487
S&P 500 E-Mini Index
2/28/2023 at USD 4,050.00,
European Style
Notional Amount: USD
103,474,525
Exchange Traded 539 1,340,763
Total Purchased Options
(cost $5,463,479) 2,290,750
Short-Term Investments 8 .7%
Shares
U.S. Treasury Obligation 8.7%
U.S. Treasury Bills
4.55% 5/18/2023 175,000,000 172,037,441
4.25% 3/16/2023(b) 118,000 117,021
Total U.S. Treasury
Obligation
(cost $172,150,406) 172,154,462
Total Short-Term Investment
(cost $172,150,406) 172,154,462
Repurchase Agreements 0 .0%
†
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $46,518,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $47,425.(c)(d) 46,495 46,495
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $26,366,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$26,880.(c)(d) 26,353 26,353
Total Repurchase Agreements
(cost $72,848) 72,848
Total Investments
(cost $1,483,466,594) — 95.0% 1,892,702,708
Other assets in excess of liabilities — 5.0% 100,635,969
NET ASSETS — 100.0%
$ 1,993,338,677
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $60,852,315, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $72,848 and by $62,352,875
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 1/10/2023 – 5/15/2052, a total
value of $62,425,723.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $72,848.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 47
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 289 3/2023 USD 55,791,450 (39,704)
Net contracts (39,704)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 86.0%
Shares Value ($)
Aerospace & Defense 4.6%
Howmet Aerospace, Inc. 68,609 2,703,881
L3Harris Technologies, Inc. 18,254 3,800,665
Northrop Grumman Corp. 9,001 4,911,035
Raytheon Technologies Corp. 140,591 14,188,444
25,604,025
Air Freight & Logistics 0.5%
FedEx Corp. 15,441 2,674,381
Automobiles 0.6%
General Motors Co. 103,927 3,496,104
Banks 6.6%
Bank of America Corp. 196,143 6,496,256
Comerica, Inc. 38,919 2,601,735
JPMorgan Chase & Co. 171,539 23,003,380
US Bancorp 113,132 4,933,687
37,035,058
Biotechnology 3.2%
AbbVie, Inc. 32,377 5,232,447
Gilead Sciences, Inc. 146,200 12,551,270
17,783,717
Capital Markets 6.6%
Ameriprise Financial, Inc. 11,739 3,655,173
Charles Schwab Corp. (The) 92,138 7,671,410
CME Group, Inc. 62,989 10,592,230
Goldman Sachs Group, Inc.
(The) 21,581 7,410,484
Morgan Stanley(a) 91,556 7,784,091
37,113,388
Communications Equipment 2.7%
Cisco Systems, Inc. 321,090 15,296,728
Construction & Engineering 0.7%
Quanta Services, Inc.(a) 27,154 3,869,445
Diversified Financial Services 4.7%
Berkshire Hathaway, Inc.,
Class B* 73,503 22,705,077
Voya Financial, Inc.(a) 62,000 3,812,380
26,517,457
Electric Utilities 4.2%
Constellation Energy Corp. 111,915 9,648,192
Exelon Corp. 164,120 7,094,908
PPL Corp. 221,000 6,457,620
23,200,720
Electrical Equipment 2.0%
Eaton Corp. plc 55,349 8,687,025
Hubbell, Inc. 10,066 2,362,289
11,049,314
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc. 110,367 3,525,122
Energy Equipment & Services 2.0%
Schlumberger Ltd. 205,592 10,990,948
Food Products 0.9%
Archer-Daniels-Midland Co.(a) 26,597 2,469,532
Bunge Ltd. 26,546 2,648,494
5,118,026
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 4.4%
Becton Dickinson and Co. 61,814 15,719,300
Medtronic plc 117,694 9,147,178
24,866,478
Health Care Providers & Services 2.9%
Humana, Inc. 7,353 3,766,133
McKesson Corp. 19,295 7,237,940
UnitedHealth Group, Inc. 10,015 5,309,753
16,313,826
Hotels, Restaurants & Leisure 2.7%
International Game
Technology plc 388,507 8,811,339
Las Vegas Sands Corp.*(a) 133,720 6,427,920
15,239,259
Independent Power and Renewable Electricity Producers
0.4%
NextEra Energy Partners
LP(a) 30,603 2,144,964
Insurance 8.2%
Allstate Corp. (The) 65,481 8,879,224
Aon plc, Class A 14,046 4,215,766
Assurant, Inc.(a) 31,211 3,903,248
Chubb Ltd. 50,278 11,091,327
Everest Re Group Ltd. 11,993 3,972,921
MetLife, Inc. 83,199 6,021,112
Progressive Corp. (The) 33,012 4,281,986
RenaissanceRe Holdings Ltd. 20,080 3,699,338
46,064,922
Interactive Media & Services 0.7%
Alphabet, Inc., Class A* 41,505 3,661,986
IT Services 0.9%
Fidelity National Information
Services, Inc. 73,105 4,960,174
Life Sciences Tools & Services 1.2%
Danaher Corp. 26,166 6,944,980
Machinery 2.2%
Caterpillar, Inc. 26,876 6,438,414
Ingersoll Rand, Inc. 114,399 5,977,348
12,415,762
Media 3.7%
Comcast Corp., Class A 164,450 5,750,817
Interpublic Group of Cos., Inc.
(The) 262,771 8,752,902
Omnicom Group, Inc. 76,951 6,276,893
20,780,612
Metals & Mining 1.8%
Freeport-McMoRan, Inc. 264,301 10,043,438
Oil, Gas & Consumable Fuels 8.2%
ConocoPhillips 38,869 4,586,542
EOG Resources, Inc. 39,300 5,090,136
EQT Corp. 66,708 2,256,732
Exxon Mobil Corp. 174,667 19,265,770
Hess Corp. 47,825 6,782,542
Marathon Petroleum Corp. 65,970 7,678,248
45,659,970

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2022 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Pharmaceuticals 4.4%
Eli Lilly & Co. 22,058 8,069,699
Merck & Co., Inc. 39,351 4,365,993
Sanofi, ADR-FR 245,585 11,893,682
24,329,374
Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc. 40,314 3,925,777
Micron Technology, Inc. 68,761 3,436,675
QUALCOMM, Inc. 30,222 3,322,607
10,685,059
Software 0.5%
Dolby Laboratories, Inc., Class
A(a) 36,358 2,564,693
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise
Co. 463,581 7,398,753
Tobacco 0.7%
British American Tobacco plc,
ADR-UK 104,185 4,165,316
Total Common Stocks
(cost $383,168,918) 481,513,999
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
2/17/2023 at USD 4,230.00,
European Style
Notional Amount: USD
25,916,625
Exchange Traded
*
135 67,500
S&P 500 E-Mini Index
3/17/2023 at USD 4,220.00,
American Style
Notional Amount: USD
25,916,625
Exchange Traded
*
135 170,437
S&P 500 E-Mini Index
2/28/2023 at USD 4,050.00,
European Style
Notional Amount: USD
25,916,625
Exchange Traded 135 335,813
Total Purchased Options
(cost $1,368,391) 573,750
Short-Term Investments 5.2%
Shares
U.S. Treasury Obligation 5.2%
U.S. Treasury Bills
4.27% 3/16/2023(b) 1,505,000 1,492,519
Short-Term Investments
Shares Value ($)
4.55% 5/18/2023 28,000,000 27,525,990
Total U.S. Treasury
Obligation
(cost $29,015,427) 29,018,509
Total Short-Term Investment
(cost $29,015,427) 29,018,509
Total Investments
(cost $413,552,736) — 91.3% 511,106,258
Other assets in excess of liabilities — 8.7% 48,549,129
NET ASSETS — 100.0%
$ 559,655,387
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $20,829,896, which
was collateralized by $21,269,609 in the form of U.S
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from 2/9/2023
– 5/15/2051.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar

50 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 3/2023 USD 48,268,770 (1,195,321)
Total long contracts (1,195,321)
Short Contracts
S&P 500 E-Mini Index (253) 3/2023 USD (48,841,650) 1,826,754
Total short contracts 1,826,754
Net contracts 631,433
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Statement of Investments - 51
Common Stocks 98 .6%
Shares Value ($)
Banks 4 .0%
First Republic Bank 11,834 1,442,446
JPMorgan Chase & Co. 17,878 2,397,440
3,839,886
Beverages 3 .4%
PepsiCo, Inc. 18,210 3,289,818
Biotechnology 2 .5%
AbbVie, Inc. 14,636 2,365,324
Building Products 2 .6%
Trane Technologies plc 14,922 2,508,239
Capital Markets 3 .0%
Goldman Sachs Group, Inc.
(The) 8,507 2,921,134
Chemicals 4 .4%
Albemarle Corp. 7,974 1,729,242
CF Industries Holdings, Inc. 16,448 1,401,369
Ecolab, Inc. 7,655 1,114,262
4,244,873
Diversified Telecommunication Services 2 .3%
Verizon Communications, Inc. 55,200 2,174,880
Electric Utilities 4 .7%
Eversource Energy 24,240 2,032,282
NextEra Energy, Inc. 29,695 2,482,502
4,514,784
Electronic Equipment, Instruments & Components 1 .6%
TE Connectivity Ltd. 13,687 1,571,268
Food & Staples Retailing 2 .7%
Costco Wholesale Corp. 5,698 2,601,137
Food Products 1 .7%
Darling Ingredients, Inc.* 26,484 1,657,633
Health Care Equipment & Supplies 7 .0%
Cooper Cos., Inc. (The) 7,822 2,586,501
Edwards Lifesciences Corp.* 23,996 1,790,342
Medtronic plc 30,138 2,342,325
6,719,168
Insurance 5 .1%
Chubb Ltd. 15,171 3,346,723
Progressive Corp. (The) 11,848 1,536,804
4,883,527
Common Stocks
Shares Value ($)
Interactive Media & Services 3 .7%
Alphabet, Inc., Class A* 40,212 3,547,905
Internet & Direct Marketing Retail 3 .8%
Amazon.com, Inc.* 42,997 3,611,748
IT Services 7 .7%
Accenture plc, Class A 8,757 2,336,718
Fidelity National Information
Services, Inc. 24,149 1,638,509
Mastercard, Inc., Class A 9,827 3,417,143
7,392,370
Life Sciences Tools & Services 1 .8%
Danaher Corp. 6,690 1,775,660
Machinery 2 .8%
Ingersoll Rand, Inc. 51,823 2,707,752
Multi-Utilities 1 .9%
CMS Energy Corp. 29,562 1,872,161
Pharmaceuticals 4 .6%
Eli Lilly & Co. 7,939 2,904,404
Merck & Co., Inc. 13,597 1,508,587
4,412,991
Road & Rail 2 .1%
Norfolk Southern Corp. 8,196 2,019,658
Semiconductors & Semiconductor Equipment 4 .6%
Applied Materials, Inc. 10,018 975,553
SolarEdge Technologies, Inc.* 4,896 1,386,890
Texas Instruments, Inc. 12,265 2,026,423
4,388,866
Software 11 .3%
Intuit, Inc. 5,257 2,046,130
Microsoft Corp. 27,488 6,592,172
Salesforce, Inc.* 17,004 2,254,560
10,892,862
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 46,284 6,013,680
Textiles, Apparel & Luxury Goods 3 .0%
NIKE, Inc., Class B 24,266 2,839,365
Total Investments
(cost $80,569,561) — 98.6% 94,766,689
Other assets in excess of liabilities — 1.4% 1,347,325
NET ASSETS — 100.0%
$ 96,114,014
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 91 .3%
Shares Value ($)
Entertainment 1 .3%
Take-Two Interactive Software,
Inc.* 344 35,821
Interactive Media & Services 10 .7%
Alphabet, Inc., Class A* 1,961 173,019
Meta Platforms, Inc., Class A* 968 116,489
289,508
Internet & Direct Marketing Retail 11 .3%
Alibaba Group Holding Ltd.,
ADR-CN* 700 61,663
Amazon.com, Inc.* 2,902 243,768
305,431
IT Services 14 .5%
FleetCor Technologies, Inc.* 189 34,716
MongoDB, Inc.* 198 38,974
PayPal Holdings, Inc.* 965 68,727
Shift4 Payments, Inc., Class
A* 544 30,426
Snowflake, Inc., Class A* 145 20,813
Visa, Inc., Class A 948 196,957
390,613
Road & Rail 1 .9%
Uber Technologies, Inc.* 2,017 49,880
Semiconductors & Semiconductor Equipment 20 .0%
Advanced Micro Devices, Inc.* 929 60,171
Analog Devices, Inc. 434 71,189
Lam Research Corp. 194 81,538
Marvell Technology, Inc. 1,248 46,226
Micron Technology, Inc. 666 33,287
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 916 133,864
SolarEdge Technologies, Inc.* 99 28,044
Teradyne, Inc. 467 40,793
Wolfspeed, Inc.* 647 44,669
539,781
Software 26 .6%
Adobe, Inc.* 240 80,767
Alteryx, Inc., Class A* 743 37,648
Confluent, Inc., Class A* 1,506 33,494
Crowdstrike Holdings, Inc.,
Class A* 266 28,007
DocuSign, Inc.* 483 26,768
Guidewire Software, Inc.* 314 19,644
Intuit, Inc. 199 77,455
Microsoft Corp. 1,049 251,571
Salesforce, Inc.* 587 77,830
Samsara, Inc., Class A* 567 7,048
Splunk, Inc.* 327 28,151
Workday, Inc., Class A* 298 49,864
718,247
Technology Hardware, Storage & Peripherals 5 .0%
Apple, Inc. 1,037 134,737
Total Investments
(cost $2,858,330) — 91.3% 2,464,018
Other assets in excess of liabilities — 8.7% 234,437
NET ASSETS — 100.0%
$ 2,698,455
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Innovators Fund - December 31, 2022 - Statement of Investments - 53
Common Stocks 89.3%
Shares Value ($)
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. 354 73,706
Banks 1.7%
Truist Financial Corp. 1,250 53,787
Biotechnology 2.4%
Horizon Therapeutics plc* 517 58,835
Seagen, Inc.* 141 18,120
76,955
Building Products 1.3%
Trane Technologies plc 249 41,854
Capital Markets 4.2%
MarketAxess Holdings, Inc. 165 46,017
S&P Global, Inc. 259 86,749
132,766
Chemicals 1.5%
PPG Industries, Inc. 377 47,404
Electric Utilities 2.1%
NextEra Energy, Inc. 802 67,047
Energy Equipment & Services 1.5%
Schlumberger Ltd. 896 47,900
Entertainment 3.3%
Activision Blizzard, Inc. 545 41,720
Netflix, Inc.* 212 62,514
104,234
Health Care Equipment & Supplies 5.9%
Dexcom, Inc.* 402 45,522
Intuitive Surgical, Inc.* 199 52,805
Stryker Corp. 355 86,794
185,121
Health Care Providers & Services 3.8%
Elevance Health, Inc. 94 48,219
Humana, Inc. 141 72,219
120,438
Health Care Technology 1.0%
Veeva Systems, Inc., Class A* 189 30,501
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc.* 24 33,300
Marriott International, Inc.,
Class A 375 55,834
89,134
Industrial Conglomerates 3.1%
Honeywell International, Inc. 448 96,006
Insurance 2.0%
Progressive Corp. (The) 472 61,223
Interactive Media & Services 6.4%
Alphabet, Inc., Class A* 873 77,025
Bumble, Inc., Class A* 1,674 35,238
Meta Platforms, Inc., Class A* 733 88,209
200,472
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.* 1,604 134,736
JD.com, Inc., ADR-CN 763 42,827
177,563
Common Stocks
Shares Value ($)
IT Services 4.4%
Block, Inc., Class A* 661 41,537
Mastercard, Inc., Class A 283 98,408
139,945
Life Sciences Tools & Services 0.9%
Illumina, Inc.* 142 28,712
Machinery 1.1%
Oshkosh Corp. 401 35,364
Oil, Gas & Consumable Fuels 1.3%
Ovintiv, Inc. 793 40,213
Personal Products 1.9%
Estee Lauder Cos., Inc. (The),
Class A 236 58,554
Pharmaceuticals 2.5%
Eli Lilly & Co. 213 77,924
Professional Services 1.7%
Verisk Analytics, Inc. 306 53,985
Road & Rail 2.2%
Uber Technologies, Inc.* 2,735 67,637
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.* 447 28,952
Applied Materials, Inc. 424 41,289
ASML Holding NV
(Registered), NYRS-NL 90 49,176
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,108 82,535
Wolfspeed, Inc.* 542 37,420
239,372
Software 11.0%
Dynatrace, Inc.* 920 35,236
HashiCorp, Inc., Class A* 1,486 40,627
Microsoft Corp. 707 169,553
Palo Alto Networks, Inc.* 189 26,373
ServiceNow, Inc.* 141 54,746
Unity Software, Inc.* 728 20,814
347,349
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc. 590 76,659
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B 377 44,113
Total Investments
(cost $2,946,147) — 89.3% 2,815,938
Other assets in excess of liabilities — 10.7% 335,938
NET ASSETS — 100.0%
$ 3,151,876

54 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Innovators Fund
* Denotes a non-income prod ucing security. ADR American Depositary Receipt
CN China
NL Netherlands
NYRS New York Registry Shares
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 55
Common Stocks 93.7%
Shares Value ($)
Air Freight & Logistics 1.4%
United Parcel Service, Inc.,
Class B 331 57,541
Automobiles 1.4%
Tesla, Inc.* 486 59,865
Banks 0.7%
SVB Financial Group* 136 31,299
Beverages 4.0%
Coca-Cola Co. (The) 1,839 116,979
Monster Beverage Corp.* 535 54,318
171,297
Biotechnology 9.3%
AbbVie, Inc. 943 152,398
Alnylam Pharmaceuticals, Inc.* 86 20,438
Amgen, Inc. 301 79,055
Exact Sciences Corp.* 182 9,011
Moderna, Inc.* 20 3,592
Regeneron Pharmaceuticals,
Inc.* 150 108,224
Seagen, Inc.* 171 21,975
394,693
Building Products 0.9%
Trane Technologies plc 234 39,333
Capital Markets 4.5%
Blackstone, Inc., Class A 297 22,034
Charles Schwab Corp. (The) 1,272 105,907
Morgan Stanley 532 45,231
MSCI, Inc. 37 17,211
190,383
Chemicals 0.7%
Sherwin-Williams Co. (The) 118 28,005
Consumer Finance 0.2%
Capital One Financial Corp. 101 9,389
Electrical Equipment 0.6%
Rockwell Automation, Inc. 92 23,696
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A 701 53,374
Health Care Equipment & Supplies 1.2%
Dexcom, Inc.* 155 17,552
Intuitive Surgical, Inc.* 121 32,108
49,660
Health Care Providers & Services 8.5%
CVS Health Corp. 679 63,276
HCA Healthcare, Inc. 308 73,908
McKesson Corp. 308 115,537
UnitedHealth Group, Inc. 205 108,687
361,408
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A* 95 8,122
Chipotle Mexican Grill, Inc.* 20 27,750
Marriott International, Inc.,
Class A 349 51,963
87,835
Interactive Media & Services 3.4%
Alphabet, Inc., Class C* 1,534 136,112
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 54 2,240
Meta Platforms, Inc., Class A* 46 5,536
Snap, Inc., Class A* 52 465
144,353
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 1,306 109,704
Etsy, Inc.* 75 8,983
MercadoLibre, Inc.* 20 16,925
135,612
IT Services 3.9%
Automatic Data Processing,
Inc. 259 61,865
Block, Inc., Class A* 19 1,194
Cognizant Technology
Solutions Corp., Class A 536 30,654
International Business
Machines Corp. 477 67,204
MongoDB, Inc.* 25 4,921
Shopify, Inc., Class A* 10 347
166,185
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. 25 13,767
Machinery 3.6%
Deere & Co. 354 151,781
Media 0.4%
Trade Desk, Inc. (The), Class
A* 372 16,677
Metals & Mining 1.6%
Freeport-McMoRan, Inc. 1,809 68,742
Multiline Retail 0.6%
Target Corp. 182 27,125
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc. 182 27,293
ConocoPhillips 986 116,348
143,641
Personal Products 0.3%
Estee Lauder Cos., Inc. (The),
Class A 50 12,405
Pharmaceuticals 3.2%
Eli Lilly & Co. 365 133,532
Professional Services 1.3%
Equifax, Inc. 60 11,662
Verisk Analytics, Inc. 237 41,811
53,473
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.* 684 44,303
ASML Holding NV
(Registered), NYRS-NL 52 28,413
Enphase Energy, Inc.* 61 16,163
Lam Research Corp. 40 16,812
NVIDIA Corp. 338 49,395
Texas Instruments, Inc. 219 36,183
191,269

56 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software 12.3%
HubSpot, Inc.* 5 1,446
Intuit, Inc. 94 36,587
Microsoft Corp. 1,248 299,295
Oracle Corp. 1,191 97,352
Salesforce, Inc.* 196 25,988
Synopsys, Inc.* 169 53,960
Workday, Inc., Class A* 38 6,358
520,986
Specialty Retail 5.8%
AutoZone, Inc.* 54 133,174
Lowe's Cos., Inc. 558 111,176
244,350
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc. 2,778 360,946
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc. 660 25,133
Total Investments
(cost $4,167,550) — 93.7% 3,967,755
Other assets in excess of liabilities — 6.3% 266,709
NET ASSETS — 100.0%
$ 4,234,464
* Denotes a non-income producing security.
NL Netherlands
NYRS New York Registry Shares
The accompanying notes are an integral part of these financial statements.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2022 - Statement of Investments - 57
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .5%
Northrop Grumman Corp. 1,501 818,961
Automobiles 1 .5%
Tesla, Inc.* 6,619 815,328
Banks 4 .4%
Truist Financial Corp. 28,709 1,235,348
US Bancorp 15,857 691,524
Wells Fargo & Co. 11,123 459,269
2,386,141
Beverages 2 .5%
Coca-Cola Co. (The) 21,281 1,353,684
Biotechnology 7 .0%
AbbVie, Inc. 12,104 1,956,127
Regeneron Pharmaceuticals,
Inc.* 1,731 1,248,899
Vertex Pharmaceuticals, Inc.* 2,211 638,493
3,843,519
Building Products 1 .6%
Trane Technologies plc 5,166 868,353
Capital Markets 5 .7%
Ameriprise Financial, Inc. 2,339 728,294
Morgan Stanley 14,989 1,274,365
S&P Global, Inc. 3,355 1,123,724
3,126,383
Chemicals 2 .3%
Eastman Chemical Co. 6,087 495,725
PPG Industries, Inc. 6,225 782,732
1,278,457
Construction Materials 1 .1%
Vulcan Materials Co. 3,449 603,954
Diversified Telecommunication Services 1 .2%
Verizon Communications, Inc. 16,384 645,530
Electric Utilities 5 .0%
NextEra Energy, Inc. 22,896 1,914,106
PG&E Corp.* 15,715 255,526
Xcel Energy, Inc. 8,120 569,293
2,738,925
Electrical Equipment 2 .3%
Eaton Corp. plc 8,076 1,267,528
Energy Equipment & Services 2 .1%
Baker Hughes Co. 38,818 1,146,296
Equity Real Estate Investment Trusts (REITs) 3 .0%
Prologis, Inc. 14,430 1,626,694
Health Care Equipment & Supplies 3 .0%
Boston Scientific Corp.* 24,130 1,116,495
Intuitive Surgical, Inc.* 2,051 544,233
1,660,728
Health Care Providers & Services 3 .6%
UnitedHealth Group, Inc. 3,701 1,962,196
Hotels, Restaurants & Leisure 2 .9%
Marriott International, Inc.,
Class A 2,112 314,456
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 4,859 1,280,492
1,594,948
Insurance 0 .8%
Progressive Corp. (The) 3,259 422,725
Interactive Media & Services 5 .0%
Alphabet, Inc., Class A* 28,876 2,547,730
Meta Platforms, Inc., Class A* 1,504 180,991
2,728,721
Internet & Direct Marketing Retail 3 .1%
Amazon.com, Inc.* 20,440 1,716,960
IT Services 2 .9%
Mastercard, Inc., Class A 4,633 1,611,033
Machinery 1 .7%
Deere & Co. 2,212 948,417
Multiline Retail 1 .7%
Dollar General Corp. 3,765 927,131
Oil, Gas & Consumable Fuels 3 .0%
ConocoPhillips 7,553 891,254
Pioneer Natural Resources
Co. 3,188 728,107
1,619,361
Pharmaceuticals 2 .3%
Bristol-Myers Squibb Co. 17,810 1,281,429
Professional Services 0 .8%
Leidos Holdings, Inc. 4,055 426,545
Road & Rail 3 .1%
Norfolk Southern Corp. 4,144 1,021,165
Uber Technologies, Inc.* 27,669 684,254
1,705,419
Semiconductors & Semiconductor Equipment 6 .5%
Advanced Micro Devices, Inc.* 9,536 617,647
ASML Holding NV
(Registered), NYRS-NL 724 395,593
NVIDIA Corp. 3,498 511,198
NXP Semiconductors NV 10,197 1,611,432
Teradyne, Inc. 4,852 423,822
3,559,692
Software 9 .5%
Intuit, Inc. 1,333 518,830
Microsoft Corp. 17,110 4,103,320
Oracle Corp. 7,249 592,534
5,214,684
Specialty Retail 2 .3%
Lowe's Cos., Inc. 3,363 670,044

58 - Statement of Investments - December 31, 2022 - NVIT J.P.Morgan U.S. Equity Fund
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 7,281 579,568
1,249,612
Technology Hardware, Storage & Peripherals 4 .5%
Apple, Inc. 18,917 2,457,886
Textiles, Apparel & Luxury Goods 1 .2%
NIKE, Inc., Class B 5,472 640,279
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Total Investments
(cost $53,454,203) — 99.1% 54,247,519
Other assets in excess of liabilities — 0.9% 484,689
NET ASSETS — 100.0%
$ 54,732,208
* Denotes a non-income producing security.
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2022 - Statement of Investments - 59
Common Stocks 99 .2%
Shares Value ($)
Automobiles 1 .8%
Tesla, Inc.* 469 57,771
Communications Equipment 1 .7%
Ciena Corp.* 263 13,408
F5, Inc.* 275 39,465
52,873
Electrical Equipment 0 .5%
Rockwell Automation, Inc. 66 17,000
Electronic Equipment, Instruments & Components 2 .7%
Amphenol Corp., Class A 806 61,369
Jabil, Inc. 332 22,642
84,011
Entertainment 6 .1%
Netflix, Inc.* 374 110,285
Take-Two Interactive Software,
Inc.* 498 51,857
Walt Disney Co. (The)* 332 28,844
190,986
Equity Real Estate Investment Trusts (REITs) 3 .1%
Equinix, Inc. 78 51,092
SBA Communications Corp. 169 47,373
98,465
Health Care Equipment & Supplies 2 .2%
Dexcom, Inc.* 608 68,850
Health Care Technology 0 .9%
Veeva Systems, Inc., Class A* 185 29,855
Hotels, Restaurants & Leisure 2 .2%
Booking Holdings, Inc.* 34 68,520
Interactive Media & Services 4 .7%
Alphabet, Inc., Class C* 1,064 94,409
Meta Platforms, Inc., Class A* 448 53,912
148,321
Internet & Direct Marketing Retail 3 .8%
Amazon.com, Inc.* 770 64,680
JD.com, Inc., ADR-CN 284 15,941
MercadoLibre, Inc.* 47 39,773
120,394
IT Services 4 .4%
Globant SA* 155 26,065
MongoDB, Inc.* 216 42,517
Okta, Inc.* 411 28,084
Shopify, Inc., Class A* 585 20,305
Snowflake, Inc., Class A* 146 20,957
137,928
Media 1 .3%
Trade Desk, Inc. (The), Class
A* 880 39,450
Road & Rail 1 .0%
Uber Technologies, Inc.* 1,210 29,923
Semiconductors & Semiconductor Equipment 29 .6%
Advanced Micro Devices, Inc.* 1,717 111,210
Analog Devices, Inc. 571 93,661
ASML Holding NV
(Registered), NYRS-NL 104 56,826
Broadcom, Inc. 57 31,870
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Credo Technology Group
Holding Ltd.* 716 9,530
Enphase Energy, Inc.* 261 69,155
Entegris, Inc. 388 25,449
First Solar, Inc.* 249 37,298
GLOBALFOUNDRIES, Inc.*(a) 561 30,232
Lam Research Corp. 161 67,668
Marvell Technology, Inc. 1,306 48,374
MKS Instruments, Inc. 448 37,959
Monolithic Power Systems,
Inc. 118 41,726
NVIDIA Corp. 609 88,999
QUALCOMM, Inc. 557 61,237
Teradyne, Inc. 546 47,693
Universal Display Corp. 227 24,525
Wolfspeed, Inc.* 643 44,393
927,805
Software 30 .8%
Adobe, Inc.* 248 83,459
Atlassian Corp., Class A* 68 8,750
Confluent, Inc., Class A* 1,201 26,710
Crowdstrike Holdings, Inc.,
Class A* 156 16,425
Datadog, Inc., Class A* 295 21,683
Elastic NV* 513 26,420
HashiCorp, Inc., Class A* 416 11,373
HubSpot, Inc.* 146 42,213
Intuit, Inc. 190 73,952
Microsoft Corp. 430 103,123
Oracle Corp. 1,509 123,346
Palo Alto Networks, Inc.* 138 19,257
Procore Technologies, Inc.* 494 23,307
Salesforce, Inc.* 457 60,594
ServiceNow, Inc.* 161 62,511
Synopsys, Inc.* 399 127,397
Workday, Inc., Class A* 530 88,685
Zoom Video Communications,
Inc., Class A* 341 23,099
Zscaler, Inc.* 206 23,051
965,355
Technology Hardware, Storage & Peripherals 2 .4%
Apple, Inc. 572 74,320
Total Common Stocks
(cost $3,604,414) 3,111,827
Repurchase Agreements 0 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $18,940,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$19,309.(b)(c) 18,930 18,930

60 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan US Technology Leaders Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023,
repurchase price
$10,005, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$10,200.(b)(c) 10,000 10,000
Total Repurchase Agreements
(cost $28,930) 28,930
Total Investments
(cost $3,633,344) — 100.1% 3,140,757
Liabilities in excess of other assets — (0.1)% (4,041)
NET ASSETS — 100.0%
$ 3,136,716
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2022. The total value of securities on loan as
of December 31, 2022 was $28,346, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,930.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $28,930.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 1,892,629,860
Repurchase agreements, at value 72,848
Cash 100,165,411
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,803,178
Security lending income receivable 9,162
Receivable for investments sold —
Receivable for capital shares issued 670,815
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 16,736
Prepaid expenses 3,088
Total Assets 1,995,371,098
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 453,686
Payable for variation margin on futures contracts 24,425
Payable upon return of securities loaned (Note 2) 72,848
Accrued expenses and other payables:
Investment advisory fees 745,373
Fund administration fees 82,387
Distribution fees 120,421
Administrative servicing fees 248,700
Accounting and transfer agent fees 1,503
Trustee fees 69
Due to broker 10
Custodian fees 13,301
Compliance program costs (Note 3) 2,321
Professional fees 14,337
Printing fees 241,036
Other 12,004
Total Liabilities 2,032,421
Net Assets $ 1,993,338,677
* Includes value of securities on loan (Note 2) 60,852,315
Cost of investment securities 1,483,393,746
Cost of repurchase agreements 72,848
Cost of foreign currencies —
Represented by:
Capital $ 1,797,397,536
Total distributable earnings (loss) 195,941,141
Net Assets $ 1,993,338,677

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 63
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 511,106,258 $ 94,766,689 $ 2,464,018 $ 2,815,938 $ 3,967,755
— — — — —
49,900,774 1,428,803 256,737 357,428 288,312
760,525 — — — —
37,479 — — — —
1,165,718 73,865 951 1,983 2,590
2,942 — — 6 —
2,188,424 — — — —
225,978 17,851 — — —
32,755 — — — —
— — 6,936 6,999 6,787
708 117 — — —
565,421,561 96,287,325 2,728,642 3,182,354 4,265,444
1,316,136 — — — —
3,204,705 20,408 4 5 14
703,637 — — — —
— — — — —
271,708 54,119 1,777 2,059 2,370
40,701 15,743 12,641 12,649 12,663
51,572 7,024 — — —
90,873 7,709 — — —
1,127 1,907 123 124 124
8 59 16 10 8
— — — — —
18,599 1,866 275 273 451
635 114 41 43 48
13,656 7,756 6,650 6,652 6,654
41,561 54,876 8,093 8,096 8,081
11,256 1,730 567 567 567
5,766,174 173,311 30,187 30,478 30,980
$ 559,655,387 $ 96,114,014 $ 2,698,455 $ 3,151,876 $ 4,234,464
20,829,896 — — — —
413,552,736 80,569,561 2,858,330 2,946,147 4,167,550
— — — — —
39,951 — — — —
$ 433,182,616 $ 70,618,346 $ 3,416,518 $ 3,602,303 $ 4,508,078
126,472,771 25,495,668 (718,063) (450,427) (273,614)
$ 559,655,387 $ 96,114,014 $ 2,698,455 $ 3,151,876 $ 4,234,464

64 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,439,331,387
Class II Shares 554,007,290
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 1,993,338,677
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 83,347,816
Class II Shares 32,535,660
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 115,883,476
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 17 .27
Class II Shares $ 17 .03
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 229,418,287 $ 6,575,820 $ — $ — $ —
72,339,892 89,538,194 — — —
66,042,332 — — — —
— — 2,698,455 3,151,876 4,234,464
191,854,876 — — — —
$ 559,655,387 $ 96,114,014 $ 2,698,455 $ 3,151,876 $ 4,234,464
13,815,682 581,471 — — —
4,387,958 7,928,543 — — —
3,982,843 — — — —
— — 347,563 364,384 463,518
11,731,997 — — — —
33,918,480 8,510,014 347,563 364,384 463,518
$ 16 .61 $ 11 .31 $ — $ — $ —
$ 16 .49 $ 11 .29 $ — $ — $ —
$ 16 .58 $ — $ — $ — $ —
$ — $ — $ 7 .76 $ 8 .65 $ 9 .14
$ 16 .35 $ — $ — $ — $ —

66 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Assets:
Investment securities, at value
*
$ 54,247,519
Repurchase agreements, at value —
Cash 361,636
Interest and dividends receivable 35,633
Security lending income receivable —
Receivable for investments sold 223,132
Receivable for capital shares issued 251,604
Receivable for reimbursement from investment adviser (Note 3) 15,825
Prepaid expenses 78
Total Assets 55,135,427
Liabilities:
Payable for investments purchased 289,237
Payable for capital shares redeemed —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 18,320
Fund administration fees 37,330
Distribution fees 11,733
Administrative servicing fees 9,438
Accounting and transfer agent fees 919
Trustee fees 18
Custodian fees 123
Compliance program costs (Note 3) 61
Professional fees 7,547
Printing fees 27,309
Other 1,184
Total Liabilities 403,219
Net Assets $ 54,732,208
* Includes value of securities on loan (Note 2) —
Cost of investment securities 53,454,203
Cost of repurchase agreements —
Represented by:
Capital $ 56,667,953
Total distributable earnings (loss) (1,935,745)
Net Assets $ 54,732,208

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 3,111,827
28,930
75,123
771
93
—
—
6,991
—
3,223,735
27,459
6
28,930
2,028
12,648
—
—
123
11
458
42
6,652
8,095
567
87,019
$ 3,136,716
28,346
3,604,414
28,930
$ 3,762,241
(625,525)
$ 3,136,716

68 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Net Assets:
Class II Shares $ 54,724,914
Class Y Shares 7,294
Total $ 54,732,208
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 4,055,530
Class Y Shares 544
Total 4,056,074
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 13 .49
Class Y Shares $ 13 .41

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 69
NVIT J.P. Morgan
US Technology
Leaders Fund
$ —
3,136,716
$ 3,136,716
—
383,829
383,829
$ —
$ 8 .17

70 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 30,813,718
Interest income 3,630,735
Income from securities lending (Note 2) 124,810
European Union tax reclaims (Note 2) —
Foreign tax withholding (7,282)
Total Income 34,561,981
EXPENSES:
Investment advisory fees 10,472,676
Fund administration fees 649,350
Distribution fees Class II Shares 1,565,273
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 2,426,729
Administrative servicing fees Class II Shares 939,169
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Registration and filing fees —
Professional fees 105,099
Printing fees 92,336
Trustee fees 75,680
Custodian fees 86,000
Accounting and transfer agent fees 7,105
Compliance program costs (Note 3) 9,233
Other 47,751
Total expenses before fees waived and expenses reimbursed 16,476,401
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (852,695)
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (327,567)
Net Expenses 15,296,139
NET INVESTMENT INCOME/(LOSS) 19,265,842
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (118,234,717)
Expiration or closing of futures contracts (Note 2) (76,954,218)
Foreign currency transactions (Note 2) –
Net realized gains (losses) (195,188,935)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (414,309,076)
Futures contracts (Note 2) (15,004,428)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (429,313,504)
Net realized/unrealized gains (losses) (624,502,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (605,236,597)
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - For the Year Ended December 31, 2022 - Statements of Operations - 71
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund(a)
NVIT J.P. Morgan
Innovators Fund(a)
NVIT J.P. Morgan
Large Cap Growth
Fund(a)
$ 11,611,638 $ 1,478,444 $ 6,860 $ 17,058 $ 30,618
985,970 13,756 2,523 3,950 3,693
50,604 — 9 77 6
12,690 — — — —
(57,444) — (109) (369) (44)
12,603,458 1,492,200 9,283 20,716 34,273
3,235,898 716,378 14,573 15,602 16,034
166,123 81,321 22,062 22,091 22,175
189,029 256,539 — — —
485,456 — — — —
590,830 10,135 — — —
189,028 51,309 — — —
76,846 — — — —
233,021 — — — —
— — 247 248 248
30,784 25,711 62,319 62,324 62,334
52,430 25,380 8,099 8,100 8,090
20,408 3,975 99 99 110
1,584 6,261 512 512 513
1,990 7,793 148 148 149
2,398 450 47 49 56
4,800 1,361 580 581 581
5,280,625 1,186,613 108,686 109,754 110,290
(60,490) (164,186) — — —
— (55,108) — — —
— — (124) (131) —
— (9,458) (96,427) (96,630) (94,883)
5,220,135 957,861 12,135 12,993 15,407
7,383,323 534,339 (2,852) 7,723 18,866
38,818,939 11,306,509 (323,751) (320,495) (73,819)
(7,741,829) — — — —
410 (762) — — —
31,077,520 11,305,747 (323,751) (320,495) (73,819)
(46,190,356) (42,768,503) (394,312) (130,209) (199,795)
(1,491,233) — — — —
(4,477) — — — —
(47,686,066) (42,768,503) (394,312) (130,209) (199,795)
(16,608,546) (31,462,756) (718,063) (450,704) (273,614)
$ (9,225,223) $ (30,928,417) $ (720,915) $ (442,981) $ (254,748)

72 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
INVESTMENT INCOME:
Dividend income $ 766,170
Interest income 19,072
Income from securities lending (Note 2) 212
Foreign tax withholding (4,328)
Total Income 781,126
EXPENSES:
Investment advisory fees 187,106
Fund administration fees 46,791
Distribution fees Class II Shares 119,803
Administrative servicing fees Class II Shares 119,803
Registration and filing fees —
Professional fees 48,704
Printing fees 727
Trustee fees 1,765
Custodian fees 1,818
Accounting and transfer agent fees 201
Compliance program costs (Note 3) 212
Other 431
Total expenses before fees waived and expenses reimbursed 527,361
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (76,803)
Net Expenses 450,558
NET INVESTMENT INCOME/(LOSS) 330,568
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (2,335,101)
Expiration or closing of futures contracts (Note 2) (141,677)
Net realized gains (losses) (2,476,778)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (7,450,264)
Futures contracts (Note 2) (2,098)
Net change in unrealized appreciation/depreciation (7,452,362)
Net realized/unrealized gains (losses) (9,929,140)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (9,598,572)
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - For the Year Ended December 31, 2022 - Statements of Operations - 73
NVIT J.P. Morgan
US Technology
Leaders Fund(a)
$ 8,311
1,912
285
(78)
10,430
15,383
22,085
—
—
248
62,322
8,100
99
512
148
49
580
109,526
(129)
(96,586)
12,811
(2,381)
(132,938)
—
(132,938)
(492,587)
—
(492,587)
(625,525)
$ (627,906)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 19,265,842 $ 11,523,756
Net realized gains (losses) (195,188,935) 128,111,845
Net change in unrealized appreciation/depreciation (429,313,504) 389,284,378
Change in net assets resulting from operations (605,236,597) 528,919,979
Distributions to Shareholders From:
Distributable earnings:
Class I (117,598,686) (35,217,803)
Class II (44,736,196) (9,911,521)
Class X — —
Class Z — —
Change in net assets from shareholder distributions (162,334,882) (45,129,324)
Change in net assets from capital transactions (62,742,972) 556,939,287
Change in net assets (830,314,451) 1,040,729,942
Net Assets:
Beginning of year 2,823,653,128 1,782,923,186
End of year $ 1,993,338,677 $ 2,823,653,128
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 14,447,177 $ 352,212,242
Dividends reinvested 117,598,686 35,217,803
Cost of shares redeemed (156,272,584) (172,499,923)
Total Class I Shares (24,226,721) 214,930,122
Class II Shares
Proceeds from shares issued 33,633,118 392,660,758
Dividends reinvested 44,736,196 9,911,521
Cost of shares redeemed (116,885,565) (60,563,114)
Total Class II Shares (38,516,251) 342,009,165
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (62,742,972) $ 556,939,287

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 75
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT BNY Mellon Sustainable U.S. Equity
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,383,323 $ 4,743,306 $ 534,339 $ 356,442
31,077,520 125,313,488 11,305,747 7,290,372
(47,686,066) 22,169,957 (42,768,503) 23,202,949
(9,225,223) 152,226,751 (30,928,417) 30,849,763
(35,125,205) (2,817,739) (526,004) (1,007,279)
(11,213,435) (809,990) (7,284,243) (15,046,068)
(9,843,026) (854,095) — —
(29,485,782) (2,126,554) — —
(85,667,448) (6,608,378) (7,810,247) (16,053,347)
37,595,004 984,457 (7,490,387) 10,084,728
(57,297,667) 146,602,830 (46,229,051) 24,881,144
616,953,054 470,350,224 142,343,065 117,461,921
$ 559,655,387 $ 616,953,054 $ 96,114,014 $ 142,343,065
$ 3,102,854 $ 67,941,504 $ 1,292,749 $ 1,151,099
35,125,205 2,817,739 526,004 1,007,279
(29,800,308) (31,995,887) (1,923,317) (2,424,622)
8,427,751 38,763,356 (104,564) (266,244)
1,467,784 213,757 6,704,843 12,507,880
11,213,435 809,990 7,284,243 15,046,068
(11,757,542) (18,478,184) (21,374,909) (17,202,976)
923,677 (17,454,437) (7,385,823) 10,350,972
7,737,732 12,331,016 — —
9,843,026 854,095 — —
(9,604,460) (8,562,075) — —
7,976,298 4,623,036 — —
43,791,657 27,728,573 — —
29,485,782 2,126,554 — —
(53,010,161) (54,802,625) — —
20,267,278 (24,947,498) — —
$ 37,595,004 $ 984,457 $ (7,490,387) $ 10,084,728

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 725,450 14,932,590
Reinvested 6,605,615 1,540,055
Redeemed (7,909,249) (8,040,940)
Total Class I Shares (578,184) 8,431,705
Class II Shares
Issued 1,699,009 17,059,095
Reinvested 2,553,153 438,866
Redeemed (5,756,800) (2,832,373)
Total Class II Shares (1,504,638) 14,665,588
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (2,082,822) 23,097,293

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 77
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT BNY Mellon Sustainable U.S. Equity
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
163,816 3,440,180 91,090 71,720
2,204,253 147,576 43,867 66,216
(1,627,560) (1,820,158) (145,804) (153,045)
740,509 1,767,598 (10,847) (15,109)
78,885 11,864 496,319 796,807
709,911 42,869 608,443 990,443
(655,171) (1,073,875) (1,583,443) (1,120,573)
133,625 (1,019,142) (478,681) 666,677
425,143 709,357 — —
617,386 44,842 — —
(520,045) (488,539) — —
522,484 265,660 — —
2,354,565 1,542,142 — —
1,880,530 113,178 — —
(2,925,101) (3,111,212) — —
1,309,994 (1,455,892) — —
2,706,612 (441,776) (489,528) 651,568

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
Period Ended
December 31, 2022(a)
Period Ended
December 31, 2022(a)
OPERATIONS:
Net investment income/(loss) $ (2,852) $ 7,723
Net realized losses (323,751) (320,495)
Net change in unrealized appreciation/depreciation (394,312) (130,209)
Change in net assets resulting from operations (720,915) (442,981)
Distributions to Shareholders From:
Distributable earnings:
Class Y — (7,446)
Change in net assets from shareholder distributions — (7,446)
Change in net assets from capital transactions 3,419,370 3,602,303
Change in net assets 2,698,455 3,151,876
Net Assets:
Beginning of period — —
End of period $ 2,698,455 $ 3,151,876
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 3,422,004 $ 3,598,015
Dividends reinvested — 7,446
Cost of shares redeemed (2,634) (3,158)
Total Class Y Shares 3,419,370 3,602,303
Change in net assets from capital transactions $ 3,419,370 $ 3,602,303
SHARE TRANSACTIONS:
Class Y Shares
Issued 347,873 363,886
Reinvested — 852
Redeemed (310) (354)
Total Class Y Shares 347,563 364,384
Total change in shares 347,563 364,384
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 79
NVIT J.P. Morgan
Large Cap Growth
Fund
Period Ended
December 31, 2022(a)
$ 18,866
(73,819)
(199,795)
(254,748)
(18,975)
(18,975)
4,508,187
4,234,464
—
$ 4,234,464
$ 4,509,819
18,975
(20,607)
4,508,187
$ 4,508,187
463,651
2,043
(2,176)
463,518
463,518

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT J.P. Morgan U.S. Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 330,568 $ 96,192
Net realized gains (losses) (2,476,778) 1,066,173
Net change in unrealized appreciation/depreciation (7,452,362) 6,031,004
Change in net assets resulting from operations (9,598,572) 7,193,369
Distributions to Shareholders From:
Distributable earnings:
Class II (650,038) (1,167,523)
Class Y (129) (285)
Change in net assets from shareholder distributions (650,167) (1,167,808)
Change in net assets from capital transactions 20,602,070 24,043,154
Change in net assets 10,353,331 30,068,715
Net Assets:
Beginning of year 44,378,877 14,310,162
End of year $ 54,732,208 $ 44,378,877
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 22,725,093 $ 28,698,676
Dividends reinvested 650,038 1,167,523
Cost of shares redeemed (2,773,190) (5,823,330)
Total Class II Shares 20,601,941 24,042,869
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested 129 285
Cost of shares redeemed — —
Total Class Y Shares 129 285
Change in net assets from capital transactions $ 20,602,070 $ 24,043,154
SHARE TRANSACTIONS:
Class II Shares
Issued 1,564,972 1,867,400
Reinvested 46,252 70,678
Redeemed (174,493) (369,483)
Total Class II Shares 1,436,731 1,568,595
Class Y Shares
Issued — —
Reinvested 9 17
Redeemed — —
Total Class Y Shares 9 17
Total change in shares 1,436,740 1,568,612
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 81
NVIT J.P. Morgan
US Technology
Leaders Fund
Period Ended
December 31, 2022(a)
$ (2,381)
(132,938)
(492,587)
(627,906)
—
—
—
3,764,622
3,136,716
—
$ 3,136,716
$ —
—
—
—
3,768,952
—
(4,330)
3,764,622
$ 3,764,622
—
—
—
—
384,313
—
(484)
383,829
383,829

82 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 24.03 $ 0.18 $ (5.46) $ (5.28) $ (0.17) $ (1.31) $ (1.48) $ 17.27 (22.10)% $ 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
12/31/2019 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) 17.76 37.62% 1,333,079 0.61% 1.62% 0.68% 3.18%
12/31/2018 19.68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) 17.57 (1.27)% 1,090,982 0.61% 0.92% 0.68% 146.36%
Class II Shares
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
12/31/2019 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) 17.59 37.33% 363,497 0.86% 1.37% 0.93% 3.18%
12/31/2018 19.56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) 17.45 (1.54)% 276,813 0.86% 0.66% 0.93% 146.36%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 19.87 $ 0.24 $ (0.62) $ (0.38) $ (0.20) $ (2.68) $ (2.88) $ 16.61 (1.13)% $ 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
12/31/2019 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) 15.37 26.95% 205,999 0.89% 1.97% 0.89% 43.24%
12/31/2018 16.82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) 14.05 (9.35)% 186,640 0.89% 1.89% 0.89% 48.35%
Class II Shares
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
12/31/2019 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) 15.22 26.68% 175,915 1.06% 1.80% 1.14% 43.24%
12/31/2018 16.69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) 13.94 (9.47)% 152,592 1.06% 1.72% 1.14% 48.35%
Class X Shares
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

84 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Sustainable U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 15.84 $ 0.06 $ (3.64) $ (3.58) $ (0.06) $ (0.89) $ (0.95) $ 11.31 (22.92)% $ 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
12/31/2019 11.87 0.10 2.86 2.96 (0.10) (1.37) (1.47) 13.36 26.01% 6,853 0.85% 0.73% 0.86% 27.03%
12/31/2018 14.10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) 11.87 (5.79)% 5,265 0.84% 0.60% 0.85% 12.16%
Class II Shares
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
12/31/2019 11.85 0.09 2.87 2.96 (0.09) (1.37) (1.46) 13.35 26.05% 112,156 0.92% 0.68% 1.09% 27.03%
12/31/2018 14.08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) 11.85 (5.87)% 99,982 0.92% 0.52% 1.09% 12.16%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ (0.01) $ (2.23) $ (2.24) $ — $ — $ — $ 7.76 (22.40)% $ 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

86 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ 0.02 $ (1.35) $ (1.33) $ (0.02) $ — $ (0.02) $ 8.65 (13.30)% $ 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ 0.05 $ (0.87) $ (0.82) $ (0.04) $ — $ (0.04) $ 9.14 (8.19)% $ 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

88 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 16.94 $ 0.10 $ (3.38) $ (3.28) $ (0.08) $ (0.09) $ (0.17) $ 13.49 (19.38)% $ 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
12/31/2019(g) 10.00 0.02 1.03 1.05 (0.02) — (0.02) 11.03 10.51% 2,889 0.93% 0.71% 8.34% 11.87%
Class Y Shares
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
12/31/2019(g) 10.00 0.03 1.04 1.07 — — — 11.07 10.70% 6 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ (0.01) $ (1.82) $ (1.83) $ — $ — $ — $ 8.17 (18.30)% $ 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

90 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT BNY Mellon Sustainable U.S. Equity Fund ("Sustainable U.S. Equity")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, U.S. Equity and US Technology Leaders. Only separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of U.S. Core, U.S. Equity Income, and Sustainable U.S. Equity are held by separate accounts established by NLIC,
NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Digital Evolution Strategy, Innovators, Large Cap Growth, and US Technology Leaders commenced operations on April 28, 2022.
Each Fund, except Digital Evolution Strategy, is a diversified fund as defined in the 1940 Act. Digital Evolution Strategy is a non-
diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 91
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

92 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,718,184,648 $ – $ – $ 1,718,184,648
Purchased Option 2,290,750 – – 2,290,750
Repurchase Agreements – 72,848 – 72,848
Short-Term Investments – 172,154,462 – 172,154,462
Total Assets $ 1,720,475,398 $ 172,227,310 $ – $ 1,892,702,708
Liabilities:
Futures Contracts# $ (39,704) $ – $ – $ (39,704)
Total Liabilities $ (39,704) $ – $ – $ (39,704)
Total $ 1,720,435,694 $ 172,227,310 $ – $ 1,892,663,004
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 481,513,999 $ – $ – $ 481,513,999
Futures Contracts# 1,826,754 – – 1,826,754
Purchased Option 573,750 – – 573,750
Short-Term Investments – 29,018,509 – 29,018,509
Total Assets $ 483,914,503 $ 29,018,509 $ – $ 512,933,012
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,195,321) $ – $ – $ (1,195,321)
Total Liabilities $ (1,195,321) $ – $ – $ (1,195,321)
Total $ 482,719,182 $ 29,018,509 $ – $ 511,737,691
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 94,766,689 $ – $ – $ 94,766,689
Total $ 94,766,689 $ – $ – $ 94,766,689
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,464,018 $ – $ – $ 2,464,018
Total $ 2,464,018 $ – $ – $ 2,464,018

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 93
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,815,938 $ – $ – $ 2,815,938
Total $ 2,815,938 $ – $ – $ 2,815,938
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,967,755 $ – $ – $ 3,967,755
Total $ 3,967,755 $ – $ – $ 3,967,755
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 54,247,519 $ – $ – $ 54,247,519
Total $ 54,247,519 $ – $ – $ 54,247,519
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,111,827 $ – $ – $ 3,111,827
Repurchase Agreements – 28,930 – 28,930
Total $ 3,111,827 $ 28,930 $ – $ 3,140,757
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

94 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 95
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,290,750
Total $ 2,290,750
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (39,704)
Total $ (39,704)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 573,750
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,826,754
Total $ 2,400,504
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,195,321)
Total $ (1,195,321)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (81,760,415)
Futures Contracts
Equity risk (37,976,046)
Interest rate risk (38,978,172)
Total $ (158,714,633)

96 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (18,926,638)
Futures Contracts
Equity risk 1,192,066
Interest rate risk (8,933,895)
Total $ (26,668,467)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (141,677)
Total $ (141,677)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (6,014,824)
Futures Contracts
Equity risk (13,290,350)
Interest rate risk (1,714,078)
Total $ (21,019,252)
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,438,014)
Futures Contracts
Equity risk (1,121,991)
Interest rate risk (369,242)
Total $ (2,929,247)
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (2,098)
Total $ (2,098)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 28,832,142
Average Number of Purchased Option Contracts 2,221
Futures Contracts:
Average Notional Balance Long $ 363,823,323
Average Notional Balance Short $ 360,150

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 97
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
U.S. Equity Income
Options:
Average Value Purchased $ 6,513,898
Average Number of Purchased Option Contracts 536
Futures Contracts:
Average Notional Balance Long $ 95,543,640
Average Notional Balance Short $ 33,045,843
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 386,283
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 72,848
US Technology Leaders 28,930

98 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 46,495 $ – $ 46,495 $ (46,495) $ –
Cantor Fitzgerald &
Co. 26,353 – 26,353 (26,353) –
Total $ 72,848 $ – $ 72,848 $ (72,848) $ –

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 99
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to net operating loss. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals, mark-to-market adjustments on options, and mark-to-market
US Technology Leaders
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 18,930 $ – $ 18,930 $ (18,930) $ –
Pershing LLC 10,000 – 10,000 (10,000) –
Total $ 28,930 $ – $ 28,930 $ (28,930) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

100 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
adjustments on futures.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union (EU reclaims). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
U.S. Core $ 12,929 $ (12,929)
U.S. Equity Income – –
Sustainable U.S. Equity – –
Digital Evolution Strategy (2,852) 2,852
Innovators – –
Large Cap Growth (109) 109
U.S. Equity – –
US Technology Leaders (2,381) 2,381

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 101
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Sustainable U.S. Equity Newton Investment Management Limited
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Sustainable U.S. Equity 0.050
Fund Amount
U.S. Core $ 852,695
Sustainable U.S. Equity 55,108
Fund Amount
Digital Evolution Strategy $ 124
Innovators 131
US Technology Leaders 129

102 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43%       0.43% 0.41%
U.S. Equity Income 0.57 N/A       N/A 0.57
Sustainable U.S. Equity 0.65 0.60       0.60 0.59
Digital Evolution Strategy 0.75 N/A 0.74 0.00
Innovators 0.75 N/A 0.74 0.00
Large Cap Growth 0.65 N/A       N/A 0.00
U.S. Equity 0.39 N/A       N/A 0.23
US Technology Leaders 0.75 N/A 0.74 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Sustainable U.S. Equity All Classes 0.78%
Digital Evolution Strategy(a) All Classes 0.62
Innovators(a) All Classes 0.62
Large Cap Growth(a) All Classes 0.62
U.S. Equity All Classes 0.44
US Technology Leaders(a) All Classes 0.62
(a) Until April 30, 2024.
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 103
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,031,998 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $12,494.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes
Fund Classes
Amount
(annual rate)
U.S. Equity Income Class I 1.01%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
U.S. Core $ 504,764 $ 395,057 $ 327,567 $ 1,227,388
U.S. Equity Income — — — —
Sustainable U.S. Equity 40,105 27,027 9,458 76,590
Digital Evolution Strategy — — 96,427(a) 96,427
Innovators — — 96,630(a) 96,630
Large Cap Growth — — 94,883(a) 94,883
U.S. Equity 186,262 140,997 76,803 404,062
US Technology Leaders — — 96,586(a) 96,586
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

104 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
g
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Sustainable U.S. Equity 0.25% N/A
U.S. Equity 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Sustainable U.S. Equity 0.16
Fund Amount
U.S. Equity Income $ 60,490
Sustainable U.S. Equity 164,186
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15% N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
Sustainable U.S. Equity 0.13 0.05 N/A N/A
U.S. Equity N/A 0.25 N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 3,365,898
U.S. Equity Income 1,089,725
Sustainable U.S. Equity 61,444
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 119,803
US Technology Leaders N/A
N/A — Not Applicable.

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 105
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases
*
Sales
*
U.S. Core $ 38,526,662 $ 236,987,317
U.S. Equity Income 400,466,773 465,755,606
Sustainable U.S. Equity 33,273,910 47,415,485
Digital Evolution Strategy 2,119,538 1,825,266
Innovators 2,091,428 1,479,950
Large Cap Growth 1,927,489 413,325
U.S. Equity 42,392,701 22,264,734
US Technology Leaders 1,493,075 588,598
* Includes purchases and sales of long-term U.S. Government securities, if any.

106 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
Large Cap Growth $ 7
US Technology Leaders 5

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 107
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 58,941,669 $ 103,393,213 $ 162,334,882 $ – $ 162,334,882
U.S. Equity Income 62,761,514 22,905,934 85,667,448 – 85,667,448
Sustainable U.S. Equity 4,337,895 3,472,352 7,810,247 – 7,810,247
Digital Evolution Strategy – – – – –
Innovators 7,446 – 7,446 – 7,446
Large Cap Growth 18,975 – 18,975 – 18,975
U.S. Equity 426,390 223,777 650,167 – 650,167
US Technology Leaders – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 34,550,983 $ 10,578,341 $ 45,129,324 $ – $ 45,129,324
U.S. Equity Income 6,608,378 – 6,608,378 – 6,608,378
Sustainable U.S. Equity 3,267,390 12,785,957 16,053,347 – 16,053,347
Digital Evolution Strategy – – – – –
Innovators – – – – –
Large Cap Growth – – – – –
U.S. Equity 995,873 171,935 1,167,808 – 1,167,808
US Technology Leaders – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
U.S. Core $ 1,902,457 $ – $ 1,902,457 $ – $ (213,886,060) $ 407,924,744 $ 195,941,141
U.S. Equity Income 6,761,869 23,912,382 30,674,251 – – 95,798,520 126,472,771
Sustainable U.S. Equity 60,247 11,493,976 11,554,223 – – 13,941,445 25,495,668
Digital Evolution Strategy – – – – (307,761) (410,302) (718,063)
Innovators 278 – 278 – (307,839) (142,866) (450,427)
Large Cap Growth – – – – (50,314) (223,300) (273,614)
U.S. Equity 13,629 – 13,629 – (1,399,886) (549,488) (1,935,745)
US Technology Leaders – – – – (116,386) (509,139) (625,525)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

108 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
On December 7, 2022, the Board of Trustees approved the termination of Newton Investment Management North America, LLC
as subadviser of NVIT BNY Mellon Sustainable U.S. Equity Fund (the "Fund") and approved the appointment of Atlanta Capital
Management Company, LLC to subadvise the Fund. The change will become effective on or about March 6, 2023 (the "Effective
Date"). As of the Effective Date, the Fund will be renamed "NVIT Calvert Equity Fund."
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,484,738,260 $ 515,467,974 $ (107,543,230) $ 407,924,744
U.S. Equity Income 415,935,961 104,673,140 (8,871,410) 95,801,730
Sustainable U.S. Equity 80,825,244 21,006,868 (7,065,423) 13,941,445
Digital Evolution Strategy 2,874,320 40,471 (450,773) (410,302)
Innovators 2,958,804 142,194 (285,060) (142,866)
Large Cap Growth 4,191,055 180,924 (404,224) (223,300)
U.S. Equity 54,797,007 3,111,410 (3,660,898) (549,488)
US Technology Leaders 3,649,896 98,502 (607,641) (509,139)
Fund Amount
U.S. Core $ (213,886,060)
Digital Evolution Strategy (307,761)
Innovators (307,839)
Large Cap Growth (50,314)
U.S. Equity (1,399,886)
US Technology Leaders (116,386)

Equity Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 109
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Sustainable U.S. Equity Fund, NVIT
J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth
Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT J.P. Morgan US Technology Leaders Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT BNY
Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Sustainable U.S. Equity
Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth
Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT J.P. Morgan US Technology Leaders Fund (eight of the funds constituting
Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
December 31, 2022, the results of each of their operations, the changes in each of their net assets for each of the periods indicated
in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT BNY Mellon Dynamic U.S. Core Fund (1) NVIT J.P. Morgan Innovators Fund (2)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (1) NVIT J.P. Morgan Large Cap Growth Fund (2)
NVIT BNY Mellon Sustainable U.S. Equity Fund (1) NVIT J.P. Morgan U.S. Equity Fund (1)
NVIT J.P. Morgan Digital Evolution Strategy Fund (2) NVIT J.P. Morgan US Technology Leaders Fund (2)
(1) Statement of operations for the year ended December 31, 2022 and statements of changes in net assets for the years ended December 31, 2022 and 2021.
(2) Statement of operations and changes in net assets for the period April 28, 2022 (commencement of operations) through December 31, 2022.

110 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

Equity Funds - December 31, 2022 (Unaudited) - Supplemental Information - 111
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

112 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large
Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital
Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan
US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

Equity Funds - December 31, 2022 (Unaudited) - Supplemental Information - 113
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees
noted that the Fund had experienced performance in the fourth quintile of its peer group for the two-year period ended June 30,
2022 and considered that the Fund had been organized in 2019 and did not yet have three years of performance.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

114 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Replacement of Newton Investment Management Limited by Atlanta Capital Management Company, LLC
for NVIT Calvert Equity Fund (formerly known as the NVIT BNY Mellon Sustainable U.S. Equity Fund)
Initial Approval of Advisory and Sub-advisory Agreements
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Calvert Equity Fund (formerly known as the NVIT BNY Mellon Sustainable U.S.
Equity Fund) (the “Fund”), the appointment of Atlanta Capital Management Company, LLC (“Atlanta Capital”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”). Atlanta Capital replaced Newton Investment
Management Limited (“Newton”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to
Atlanta Capital in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Atlanta Capital under the Sub-advisory Agreement, including information relating to Atlanta Capital’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Atlanta Capital who would be managing the Fund. The Board noted that the strategy by which
Atlanta Capital would manage the Fund would rely, in the stock selection process, in part on the Calvert Principles for Responsible
Investment developed by Calvert Research and Management (“Calvert”), an affiliate of Atlanta Capital. The Board considered information concerning the past performance record of Atlanta Capital in managing the investment strategy it intended to use in managing the Fund’s assets. The Board considered information relating to the proposed change of the Fund’s benchmark, from the current S&P 500 Index to the Russell 1000 Growth Index, to reflect the increased growth orientation of the Fund’s portfolio and to align the benchmark with that used by Atlanta Capital more generally in the management of the strategy.

Equity Funds - December 31, 2022 (Unaudited) - Supplemental Information - 115
The Board considered the rate at which NFA would pay sub-advisory fees to Atlanta Capital with respect to the Fund. The
Board considered that the sub-advisory fee proposed to be paid to Atlanta would include breakpoints, by contrast to the fee paid to Newton, which did not include breakpoints. The Board considered that the sub-advisory fee paid to Atlanta Capital at the
Fund’s current asset level would be equal to the rate at which the sub-advisory fee was paid to Newton; it also considered NFA’s willingness to consider adding breakpoints to its own advisory fee as the Fund grows.
The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Atlanta Capital’s expected profitability as a result of the Sub-advisory
Agreement or the expected profitability of the Fund to NFA following the implementation of the Sub-advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
U.S. Core 60.32%
U.S. Equity Income 18.67
Sustainable U.S. Equity 38.91
Digital Evolution Strategy –
Innovators 100.00
Large Cap Growth 100.00
U.S. Equity 82.28
US Technology Leaders –
Fund Amount
U.S. Core $ 103,393,213
U.S. Equity Income 22,905,934
Sustainable U.S. Equity 3,472,352
Digital Evolution Strategy –
Innovators –
Large Cap Growth –
U.S. Equity 223,777
US Technology Leaders –

Equity Funds (I) - December 31, 2022 - Management Information - 117
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

118 - Management Information - December 31, 2022 - Equity Funds (I)
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (I) - December 31, 2022 - Management Information - 119
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

120 - Market Index Definitions - December 31, 2022 - Equity Funds (I)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (I) - December 31, 2022 - Market Index Definitions - 121
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

122 - Market Index Definitions - December 31, 2022 - Equity Funds (I)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Equity Funds (I) - December 31, 2022 - Market Index Definitions - 123
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

124 - Market Index Definitions - December 31, 2022 - Equity Funds (I)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

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